UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08767

UBS Series Funds

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Keith A. Weller, Esq. UBS Asset Management One North Wacker Drive Chicago, IL 60606
(Name and address of agent for service)
Copy to:
Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036-6797

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: April 30

Date of reporting period: April 30, 2019

Item 1. Reports to Stockholders.

(a)	Copy of the report transmitted to shareholders:

(b)

Copy of each notice transmitted to shareholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended (the “1940 Act”), that contains disclosures specified by paragraph (c)(3) of that rule: Not applicable to the registrant.

UBS Liquid Assets Government Fund

Annual Report  |  April 30, 2019

UBS Liquid Assets Government Fund

June 10, 2019

Dear Shareholder,

We present you with the annual report for UBS Liquid Assets Government Fund (the “Fund”) for the 12 months ended April 30, 2019 (the “reporting period”).

Performance

The US Federal Reserve Board (the “Fed”) raised the federal funds rate three times during the 12 months ended April 30, 2019 and ended the reporting period in a range between 2.25% and 2.50%. The federal funds rate, or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) The yields on a wide range of short-term investments moved higher over the period, but yields still remained low by historical comparison. As a result, the Fund’s yield remained relatively low during the reporting period.

The seven-day current yield for the Fund as of April 30, 2019 was 2.44%, compared to 1.66% on April 30, 2018 (after fee waivers). (For more information on the Fund’s performance, refer to “Yields and characteristics at a glance” on page 4.)

An interview with Portfolio Manager Robert Sabatino

Q.	How would you describe the economic environment during the reporting period?
A.

The US economy continued to expand during the reporting period. Looking back, the US Commerce Department reported that gross domestic product (“GDP”) grew at a 4.2% seasonally adjusted annualized rate during the second quarter of 2018. Third and fourth quarter 2018 GDP then grew 3.4% and 2.2%, respectively. Finally, the initial estimate for first quarter 2019 GDP growth was 3.2%.

Q.	How did the Fed react to the economic environment?
A.

The US Federal Reserve Board (the “Fed”) raised interest rates three times during the reporting period. The Fed’s December 2018 rate hike pushed the federal funds rate to a range between 2.25% and 2.50%. However, in January 2019 the Fed surprised the market by saying that it “will be patient as it determines what future adjustments to the target range for the federal funds rate may be appropriate.” At its next meeting in March 2019, the Fed indicated that it did not anticipate raising rates in 2019. In addition, the Fed said it would conclude its balance sheet reduction initiative in September 2019.

Q.	How did you position the Fund over the fiscal year?
A.

We tactically adjusted the Fund’s weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the 12-month review period. When the reporting period began, the Fund had a WAM of 22 days. During the 12 month period, the WAM varied. At the end of the period the Fund’s WAM was also 22 days.

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.	At the issuer level, we continued to invest heavily in US agency securities and repurchase agreements collateralized by US agency securities.

UBS Liquid Assets Government Fund

Investment goal:

Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability

Portfolio Managers:

Robert Sabatino

David J. Walczak UBS Asset Management (Americas) Inc.

Commencement:

February 14, 2000

Dividend payments:

Monthly

1

UBS Liquid Assets Government Fund

Q.	What types of securities did you emphasize over the period?
A.

Several adjustments were made to the Fund’s sector positioning during the 12-month period. We decreased the Fund’s direct exposure to US government and agency obligations. Conversely, we increased the Fund’s allocation to repurchase agreements backed by those securities. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

Q.	What factors do you believe will affect the Fund over the coming months?
A.

In our view, the US economy has the ability to continue expanding as the year progresses. Meanwhile, we expect inflation to be relatively benign. Against this backdrop, we believe the Fed’s next monetary policy actions will be data dependent. We anticipate continuing to manage the Fund focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Igor Lasun President—UBS Series Funds UBS Liquid Assets Government Fund Executive Director UBS Asset Management (Americas) Inc.	David J. Walczak Portfolio Manager—UBS Series Funds UBS Liquid Assets Government Fund Executive Director UBS Asset Management (Americas) Inc.

Robert Sabatino Portfolio Manager—UBS Series Funds UBS Liquid Assets Government Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the 12-month period ended April 30, 2019. The views and opinions in the letter were current as of June 10, 2019. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Website at www.ubs.com/am-us.

2

UBS Liquid Assets Government Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees (unless waived) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2018 to April 30, 2019.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The example does not reflect any program fees (e.g., ACCESSSM program fees, Resource Management Account® (RMA®) program fees) as these are external to the Fund and relate to the particular program chosen by the investor.

	Beginning account value November 1, 2018	Ending account value[1] April 30, 2019	Expenses paid during period[2] 11/01/18 to 04/30/19	Expense ratio during the period

Actual	$1,000.00	$1,011.70	$0.10	0.02%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.10	0.02

[1]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[2]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

3

UBS Liquid Assets Government Fund

Yields and characteristics at a glance—April 30, 2019 (unaudited)

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	2.44%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	2.47
Seven-day current yield before fee waivers and/or expense reimbursements[1]	2.39
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	2.42
Weighted average maturity[2]	22 days

Portfolio composition[3]
US government and agency obligations	69.6%
Repurchase agreements	31.9
Other assets less liabilities	(1.5)
Total	100.0%

You could lose money by investing in UBS Liquid Assets Government Fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, the fund cannot guarantee it will do so. An investment in UBS Liquid Assets Government Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Liquid Assets Government Fund’s sponsor has no legal obligation to provide financial support to UBS Liquid Assets Government Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS Liquid Assets Government Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	The Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[3]	Weightings represent percentages of the Fund’s net assets as of the date indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

4

UBS Liquid Assets Government Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
US government and agency obligations—69.6%
Federal Farm Credit Bank
1 mo. USD LIBOR – 0.085%, 2.398%, due 05/30/19[1]	$6,000,000	$5,999,976
Federal Home Loan Bank
2.325%, due 05/02/19[2]	35,000,000	34,997,740
2.330%, due 05/02/19[2]	10,000,000	9,999,353
1 mo. USD LIBOR – 0.125%, 2.352%, due 05/16/19[1]	10,000,000	10,000,000
1 mo. USD LIBOR – 0.110%, 2.363%, due 05/13/19[1]	10,000,000	10,000,000
2.365%, due 05/10/19[2]	12,900,000	12,892,373
2.370%, due 05/10/19[2]	15,000,000	14,991,113
2.370%, due 05/13/19[2]	10,000,000	9,992,100
2.370%, due 05/14/19[2]	50,000,000	49,957,208
1 mo. USD LIBOR – 0.115%, 2.372%, due 05/19/19[1]	11,000,000	11,000,000
1 mo. USD LIBOR – 0.105%, 2.378%, due 05/26/19[1]	10,000,000	10,000,000
2.380%, due 05/06/19[2]	40,000,000	39,986,778
2.380%, due 05/13/19[2]	29,000,000	28,976,993
2.380%, due 05/20/19[2]	50,000,000	49,937,194
2.380%, due 05/24/19[2]	15,000,000	14,977,192
1 mo. USD LIBOR – 0.105%, 2.382%, due 05/19/19[1]	10,000,000	10,000,000
1 mo. USD LIBOR – 0.105%, 2.382%, due 05/20/19[1]	10,000,000	10,000,000
1 mo. USD LIBOR – 0.100%, 2.387%, due 05/21/19[1]	21,000,000	21,000,000
2.387%, due 05/29/19[2]	27,000,000	26,949,873
2.388%, due 05/31/19[2]	27,000,000	26,946,270
2.388%, due 07/12/19[2]	25,000,000	24,880,600
2.390%, due 05/08/19[2]	39,000,000	38,981,876
2.390%, due 06/12/19[2]	28,000,000	27,921,927
2.390%, due 07/08/19[2]	50,000,000	49,774,278
2.390%, due 07/10/19[2]	27,000,000	26,874,525
2.399%, due 05/08/19[2]	15,000,000	14,993,003
2.399%, due 07/19/19[2]	28,000,000	27,852,595
2.402%, due 05/03/19[2]	25,000,000	24,996,664
1 mo. USD LIBOR – 0.085%, 2.402%, due 05/21/19[1]	10,000,000	10,000,000
2.405%, due 05/03/19[2]	50,000,000	49,993,319
2.405%, due 05/10/19[2]	35,000,000	34,978,956
2.405%, due 05/15/19[2]	30,000,000	29,971,942
2.405%, due 05/22/19[2]	19,400,000	19,372,783
1 mo. USD LIBOR – 0.085%, 2.408%, due 05/03/19[1]	6,000,000	6,000,000
2.409%, due 06/19/19[2]	30,000,000	29,901,632
2.410%, due 05/15/19[2]	30,000,000	29,971,883
2.410%, due 07/11/19[2]	16,000,000	15,923,951
2.415%, due 05/21/19[2]	22,000,000	21,970,483
2.415%, due 06/12/19[2]	40,000,000	39,887,300
2.415%, due 06/26/19[2]	30,000,000	29,887,300
2.415%, due 07/03/19[2]	30,000,000	29,873,213
2.420%, due 05/15/19[2]	15,000,000	14,985,883
2.420%, due 05/22/19[2]	25,000,000	24,964,708
2.420%, due 05/24/19[2]	44,000,000	43,931,971
2.420%, due 06/12/19[2]	61,600,000	61,426,083

	Face Amount	Value
US government and agency obligations—(concluded)
2.420%, due 06/14/19[2]	$13,100,000	$13,061,253
2.420%, due 06/17/19[2]	20,000,000	19,936,811
2.420%, due 07/01/19[2]	25,000,000	24,897,486
2.422%, due 06/19/19[2]	30,000,000	29,901,102
2.423%, due 05/24/19[2]	26,000,000	25,959,751
2.423%, due 05/29/19[2]	25,000,000	24,952,886
2.425%, due 07/15/19[2]	41,000,000	40,792,865
2.430%, due 05/15/19[2]	13,300,000	13,287,432
2.430%, due 05/17/19[2]	16,500,000	16,482,180
2.430%, due 05/30/19[2]	8,500,000	8,483,361
2.432%, due 06/10/19[2]	19,600,000	19,547,036
2.435%, due 05/01/19[2]	25,000,000	25,000,000
2.435%, due 06/19/19[2]	34,000,000	33,887,314
2.435%, due 07/17/19[2]	46,000,000	45,760,423
2.445%, due 05/17/19[2]	30,000,000	29,967,400
1 mo. USD LIBOR – 0.045%, 2.448%, due 05/03/19[1]	19,000,000	19,000,000
2.450%, due 05/28/19	20,000,000	20,000,000
2.460%, due 07/05/19[2]	1,000,000	995,558
3 mo. USD LIBOR – 0.160%, 2.491%, due 05/24/19[1]	5,000,000	5,000,500
Total US government and agency obligations (cost—$1,554,834,396)		1,554,834,396

Repurchase agreements—31.9%
Repurchase agreement dated 04/30/19 with Fixed Income Clearing Corp., 2.750% due 05/01/19, collateralized by $160,000 US Treasury Note, 2.500% due 03/31/23; (value—$161,520); proceeds: $154,012	154,000	154,000
Repurchase agreement dated 04/30/19 with Goldman Sachs & Co., 2.690% due 05/01/19, collateralized by $15,900,000 Federal Farm Credit Bank obligations, zero coupon to 5.400% due 09/12/19 to 12/23/41, $175,355,000 Federal Home Loan Bank obligations, zero coupon to 3.250% due 06/12/19 to 06/09/23, $100 US Treasury Bill, zero coupon due 08/15/19 and $200 US Treasury Bond Principal STRIP, zero coupon due 11/15/47; (value—$192,372,001); proceeds: $188,614,093	188,600,000	188,600,000

5

UBS Liquid Assets Government Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/19 with MUFG Securities Americas Inc., 2.720% due 05/01/19, collateralized by $206,332,783 Federal Home Loan Mortgage Corp. obligations, 1.750% to 5.000% due 10/15/26 to 12/15/54, $432,506,343 Federal National Mortgage Association obligations, 1.500% to 5.500% due 07/25/28 to 10/25/58 and $6,482,936 Government National Mortgage Association obligations, 4.000% due 03/20/41 to 11/20/48; (value—$535,500,000); proceeds: $525,039,667	$525,000,000	$525,000,000
Total repurchase agreements (cost—$713,754,000)		713,754,000
Total investments (cost—$2,268,588,396 which approximates cost for federal income tax purposes)—101.5%		2,268,588,396

Liabilities in excess of other assets—(1.5)%		(33,947,299)
Net assets—100.0%		$2,234,641,097

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$1,554,834,396	$—	$1,554,834,396
Repurchase agreements	—	713,754,000	—	713,754,000
Total	$—	$2,268,588,396	$—	$2,268,588,396

At April 30, 2019, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.

Portfolio acronyms

LIBOR	London Interbank Offered Rate
STRIP	Separate Trading of Registered Interest and Principal of Securities

See accompanying notes to financial statements.

6

UBS Liquid Assets Government Fund

Statement of assets and liabilities

April 30, 2019

Assets:
Investments, at value (cost—$1,554,834,396)	$1,554,834,396
Repurchase agreements, at value (cost—$713,754,000)	713,754,000
Total investments in securities, at value (cost—$2,268,588,396)	2,268,588,396
Receivable for interest	324,515
Other assets	42,948
Total assets	2,268,955,859

Liabilities:
Payable for investments purchased	29,887,300
Dividends payable to shareholders	4,261,642
Payable to custodian	3,871
Trustees fees payable	358
Accrued expenses and other liabilities	161,591
Total liabilities	34,314,762

Net assets:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$2,234,638,433
Distributable earnings	2,664
Net assets	$2,234,641,097
Shares outstanding	2,234,634,871
Net asset value per share	$1.00

See accompanying notes to financial statements.

7

UBS Liquid Assets Government Fund

Statement of operations

For the year ended April 30, 2019
Investment income:
Interest	$41,812,610
Expenses:
Investment advisory and administration fees	939,039
Transfer agency fees	146,070
Professional services	127,472
State registration fees	49,892
Custody and accounting fees	40,426
Reports and notices to shareholders	38,970
Trustees’ fees	29,520
Insurance expense	18,741
Other expenses	32,760
Total expenses	1,422,890
Fee waivers by investment advisor and administrator	(939,039)
Net expenses	483,851
Net investment income	41,328,759
Net realized gain	4,406
Net increase in net assets resulting from operations	$41,333,165

See accompanying notes to financial statements.

8

UBS Liquid Assets Government Fund

Statement of changes in net assets

	For the years ended April 30,
	2019	2018
From operations:

Net investment income	$41,328,759	$13,079,042
Net realized gains	4,406	19
Net increase in net assets resulting from operations	41,333,165	13,079,061
Total distributions*	(41,328,759)	(13,079,042)
Net increase (decrease) in net assets from beneficial interest transactions	1,134,735,138	(175,685,338)
Net increase (decrease) in net assets	1,134,739,544	(175,685,319)
Net assets:

Beginning of year	1,099,901,553	1,275,586,872
End of year	$2,234,641,097	$1,099,901,553

*

Distribution balances are presented in total to conform with SEC Regulation S-X amendments, effective November 5, 2018. For the year ended April 30, 2018, all distributions were made from net investment income.

See accompanying notes to financial statements.

9

UBS Liquid Assets Government Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.022	0.011	0.004	0.002	0.001
Net realized gains	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.022	0.011	0.004	0.002	0.001
Dividends from net investment income	(0.022)	(0.011)	(0.004)	(0.002)	(0.001)
Distributions from net realized gains	—	—	—	(0.000)[1]	—
Total dividends and distributions	(0.022)	(0.011)	(0.004)	(0.002)	(0.001)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	2.16%	1.14%	0.42%	0.18%[3]	0.08%
Ratios to average net assets:
Expenses before fee waivers	0.08%	0.10%	0.11%	0.13%	0.12%
Expenses after fee waivers	0.03%	0.05%	0.05%	0.07%	0.07%
Net investment income	2.20%	1.13%	0.45%	0.19%	0.08%
Supplemental data:
Net assets, end of year (000’s)	$2,234,641	$1,099,902	$1,275,587	$628,919	$427,172

[1]	Amount represents less than $0.0005 per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]

Effective April 15, 2016, the fund changed from being a “prime” money market fund able to invest in a wide range of governmental and nongovernmental debt securities to being a “government” money market fund focusing its investments in US government securities and related repurchase agreements backed by such securities; therefore, performance for prior periods reflects a different investment focus.

See accompanying notes to financial statements.

10

UBS Liquid Assets Government Fund

Notes to financial statements

Organization and significant accounting policies

UBS Liquid Assets Government Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”) (formerly UBS Money Series), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-one series. The financial statements for the other series of the Trust are not included herein.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): “Premium Amortization On Purchased Callable Debt Securities” (“ASU 2017-08”). The update provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. ASU 2017-08 is effective for annual periods beginning after December 15, 2018. Management is currently assessing the potential impact of these changes to future financial statements.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements. ASU 2018-13 will be effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Management is currently assessing the potential impact of these changes to future financial statements.

The following is a summary of significant accounting policies:

Valuation of investments: Under Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the Fund has adopted a policy to operate as a “government money market fund”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a “government money market fund”, the Fund values its investments at amortized cost unless the Fund’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

11

UBS Liquid Assets Government Fund

Notes to financial statements

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

Constant net asset value per share: The Fund attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. The Fund has adopted a policy to operate as a “government money market fund” and as such the Fund is permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates: By operating as a “government money market fund”, the Fund is exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject the Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements: The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or the Fund’s investment strategies and limitations may require the Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risks.

The Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income: Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest

12

UBS Liquid Assets Government Fund

Notes to financial statements

income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk: The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates

The Fund’s Board of Trustees has approved an investment advisory and administration contract (the “Advisory Contract”) with UBS AM, under which UBS AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS AM an investment advisory and administration fee, which is accrued daily and paid monthly. Where the services are provided directly by UBS AM or an affiliate, the fee will be limited to reimbursement of UBS AM’s direct advisory/administrative costs and expenses and will exclude any profit or overhead charges. Where UBS AM arranges for an unaffiliated person to provide services, the Fund will reimburse UBS AM for the cost of the services provided by the unaffiliated person, but no additional profit or overhead charge will be included or the Fund will pay the service provider directly. UBS AM has advised the Fund that for the year ended April 30, 2019 its direct advisory/administrative costs and expenses approximate an annual rate of 0.05% of the average daily net assets of the Fund. These expenses are estimated amounts in addition to other expenses of the Fund. To the extent such fees are not waived, UBS AM periodically will review Fund expenses in an effort to confirm that only direct costs and expenses are paid to UBS AM by the Fund.

For the year ended April 30, 2019, UBS AM waived its entire fee for its direct advisory/administrative costs and expenses; such amount is not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions, resulting in him being an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the year ended April 30, 2019, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having an aggregate value of $49,924,826. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund’s investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the years ended April 30,
	2019	2018
Shares sold	15,712,780,346	8,581,720,416
Shares repurchased	(14,613,362,040)	(8,769,866,157)
Dividends reinvested	35,316,832	12,460,403
Net increase (decrease) in shares outstanding	1,134,735,138	(175,685,338)

13

UBS Liquid Assets Government Fund

Notes to financial statements

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal years ended April 30, 2019 and April 30, 2018 was ordinary income in the amount of $41,328,759 and $13,079,042, respectively.

At April 30, 2019, the components of accumulated earnings on a tax basis were undistributed ordinary income of $4,264,306.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by a Fund after December 22, 2010 may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. At April 30, 2019, the Fund had no capital loss carryforwards.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of April 30, 2019, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. It is the Fund’s policy to record any significant foreign tax exposures on the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2019, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2019, remains subject to examination by the Internal Revenue Service and state taxing authorities.

14

UBS Liquid Assets Government Fund

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of UBS Liquid Assets Government Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of UBS Liquid Assets Government Fund (the “Fund”) (one of the funds constituting UBS Series Funds (the “Trust”)), including the portfolio of investments, as of April 30, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting UBS Series Funds) at April 30, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2019, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

July 2, 2019

15

UBS Liquid Assets Government Fund

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

In addition, the Fund discloses, on a monthly basis: (a) a complete schedule of its portfolio holdings; and (b) information regarding its weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. Investors also may find additional information about the Fund at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information

Pursuant to sections 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the Fund designates $41,300,594 of ordinary income distributions paid as qualified interest income for the fiscal year ended April 30, 2019.

16

UBS Liquid Assets Government Fund

Supplemental information (unaudited)

Board of Trustees & Officers

The Fund is governed by a Board of Trustees which oversees the Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Fund’s Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Meyer Feldberg[2]; 77 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee); Since 2017 (Chairman of the Board of Trustees)	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since 2005). Professor Feldberg also served as President of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promoted interaction with other cities around the world (2007 to 2014). Prior to 2004, he was Dean and Professor of Management and Ethics of the Graduate School of Business at Columbia University (since 1989). From 1992 to 2016, Professor Feldberg was a director of Macy’s, Inc. (operator of department stores). From 1997 to 2017, Professor Feldberg was a director of Revlon, Inc. (cosmetics).	Professor Feldberg is a director or trustee of 10 investment companies (consisting of 48 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of the New York City Ballet.

17

UBS Liquid Assets Government Fund

Supplemental information (unaudited)

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Alan S. Bernikow; 78 207 Benedict Ave. Staten Island, NY 10314	Trustee	Since 2005	Mr. Bernikow is retired. Previously, he was deputy chief executive officer at Deloitte & Touche (international accounting and consulting firm). From 2003 to March 2017, Mr. Bernikow was also a director of Destination XL Group, Inc. (menswear) (and served as a member of its nominating and corporate governance committee).	Mr. Bernikow is a trustee of 5 investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of its compensation committee) and the lead director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee).
Richard R. Burt; 72 McLarty Associates 900 17th Street, N.W. Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a managing partner of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009.	Mr. Burt is a trustee of 5 investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe, Russia and Turkey Fund, Inc., The European Equity Fund, Inc., and The New Germany Fund, Inc. (and serves as a member of each such fund’s audit, nominating and governance committees).
Bernard H. Garil; 79 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a trustee of 5 investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Garil is also a director of The Leukemia & Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

18

UBS Liquid Assets Government Fund

Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Heather R. Higgins; 59 c/o Keith A. Weller, Fund Secretary UBS Asset Management (Americas) Inc. One North Wacker Drive Chicago, IL 60606	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Ms. Higgins is a trustee of 5 investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.	None
[1]	Each trustee holds office for an indefinite term.
[2]

Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Trust may conduct transactions.

19

UBS Liquid Assets Government Fund

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Rose Ann Bubloski[2]; 51	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and a senior manager of product control and investment support (previously named registered fund product control) at UBS Asset Management (Americas) Inc. and/or UBS Asset Management (US) Inc. (“UBS AM—Americas region”). Ms. Bubloski is a vice president and assistant treasurer of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager.
Franklin P. Dickson[2]; 40	Vice President	Since 2017	Mr. Dickson is an associate director (since 2015) and tax compliance manager (since 2017) (prior to which he was a product controller (from 2015 to 2017) of product control and investment support (previously named registered fund product control) of UBS AM—Americas region. From 2013 through 2015, Mr. Dickson was fund administration and compliance manager for U.S. Bancorp Fund Services, LLC, and from 2008 through 2013, Mr. Dickson was vice president, client service manager at BNY Mellon Asset Servicing. Mr. Dickson is a vice president of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager.
Lisa N. DiPaolo[2]; 41	Vice President	Since 2015	Ms. DiPaolo is a director (since 2008) and portfolio manager (since 2015) at UBS AM—Americas region. Ms. DiPaolo joined UBS AM— Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of two investment companies (consisting of 26 portfolios) for which UBS AM serves as investment advisor or manager.
Elbridge T. Gerry III[2]; 62	Vice President	Since 1999	Mr. Gerry is a managing director and co-head of municipal investments of UBS AM—Americas region (head from 2001 to June 2017; co-head since June 2017). Mr. Gerry is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Charles W. Grande[2]; 55	Vice President	Since 2017	Mr. Grande is a managing director, co-head of municipal investments (since June 2017) and head of municipal credit research (since 2009) with UBS AM—Americas region. Mr. Grande is a vice president of two investment companies (consisting of 26 portfolios) for which UBS AM serves as investment advisor or manager.
Mark F. Kemper[3]; 61	Vice President and Assistant Secretary	Since 2004 and May 2019, respectively	Mr. Kemper is a managing director and interim Head of Compliance & Operational Risk Control—Americas (since June 2019) and previously had been general counsel of UBS AM—Americas region (from 2004 until June 2019). He has been secretary of UBS AM—Americas region (since 2004) and assistant secretary of UBS Asset Management Trust Company (since 1993). Mr. Kemper is a vice president and assistant secretary of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager. Mr. Kemper is employed by UBS Business Solutions US LLC (since January 2017).
Joanne M. Kilkeary[2]; 51	Vice President, Treasurer and Principal Accounting Officer	Since 1999 (Vice President) and since 2017 (Treasurer and Principal Accounting Officer)	Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director (from 2008 to 2013)) and head of regulatory, tax, audit and board governance for product control and investment support (since 2017) (prior to which she was a senior manager (from 2004 to 2017) of registered fund product control of UBS AM—Americas region). Ms. Kilkeary is a vice president, treasurer and principal accounting officer of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager.
Igor Lasun[2]; 40	President	Since September 2018	Mr. Lasun is an executive director and head of fund development and management for UBS AM—Americas region (since September 2018) (prior to which he was a senior fixed income product specialist from 2007 to September 2018, and had joined the firm in 2005). In this role, he oversees development and management for both wholesale and institutional businesses. Mr. Lasun serves as president of 7 investment companies (consisting of 61 portfolios) for which UBS AM serves as investment advisor or manager.

20

UBS Liquid Assets Government Fund

Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
William Lawlor[3]; 31	Vice President and Assistant Secretary	Since 2018	Mr. Lawlor is a director and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region since 2013. Prior to joining UBS AM—Americas region, Mr. Lawlor attended Kent College of Law, where he graduated in 2013. Mr. Lawlor is a vice president and assistant secretary of 7 investment companies (consisting of 61 portfolios) for which UBS AM serves as investment advisor or manager.
Ryan Nugent[2]; 41	Vice President	Since 2009	Mr. Nugent is an executive director (since 2017) (prior to which he was director (from 2010 to 2017)), and portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS AM—Americas region. Mr. Nugent is a vice president of two investment companies (consisting of 26 portfolios) for which UBS AM serves as investment advisor or manager.
Nancy D. Osborn[2]; 53	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a senior manager of product control and investment support (previously named registered fund product control) of UBS AM—Americas region (since 2006). Mrs. Osborn is a vice president and assistant treasurer of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager.
Frank Pluchino[2]; 59	Chief Compliance Officer	Since 2017	Mr. Pluchino is an executive director with UBS Business Solutions US LLC and is also the chief compliance officer of UBS Hedge Fund Solutions LLC (since 2010). Mr. Pluchino is the chief compliance officer of 13 investment companies (consisting of 67 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.
Robert Sabatino[3]; 45	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director (since 2007)), head of global liquidity portfolio management (since 2015), head of US taxable money markets (from 2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2000). Mr. Sabatino is a vice president of three investment companies (consisting of 27 portfolios) for which UBS AM serves as investment advisor or manager.
Eric Sanders[3]; 53	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager.
Philip Stacey[3]; 34	Vice President and Assistant Secretary	Since 2018	Mr. Stacey is an executive director (since March 2019) and associate general counsel (since 2017) with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region since 2015. Prior to joining UBS AM—Americas region, Mr. Stacey was a legal associate with the Chicago-based investment manager HFR Asset Management, LLC from 2009 through 2015. Mr. Stacey is a vice president and assistant secretary of 7 investment companies (consisting of 61 portfolios) for which UBS AM serves as investment advisor or manager.
David Walczak[3]; 35	Vice President	Since 2016	Mr. Walczak is an executive director (since 2016), head of US money markets (since 2015) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of three investment companies (consisting of 41 portfolios) for which UBS AM serves as investment advisor or manager.
Keith A. Weller[3]; 57	Vice President and Secretary	Since 1998 (Vice President) and Since May 2019 (Secretary)	Mr. Weller is an executive director (since 2017) and deputy general counsel (since February 2019) (prior to which he was senior associate general counsel) with UBS Business Solutions US LLC and also with UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager.

[1]	Officers of the Trust are appointed by the trustees and serve at the pleasure of the board.
[2]	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
[3]	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

21

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Principal Officers

Igor Lasun

President

Keith A. Weller

Vice President and Secretary

Joanne M. Kilkeary

Vice President, Treasurer and

Principal Accounting Officer

Robert Sabatino

Vice President

David J. Walczak

Vice President

Investment Advisor and Administrator

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© UBS 2019. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S131

Limited Purpose Cash Investment Fund

Annual Report  |  April 30, 2019

Limited Purpose Cash Investment Fund

June 10, 2019

Dear Shareholder,

We present you with the annual report for Limited Purpose Cash Investment Fund (the “Fund”) for the 12 months ended April 30, 2019 (the “reporting period”).

Performance

The US Federal Reserve Board (the “Fed”) raised the federal funds rate three times during the 12 months ended April 30, 2019 and ended the reporting period in a range between 2.25% and 2.50%. The federal funds rate, or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) The yields on a wide range of short-term investments moved higher over the period, but yields still remained low by historical comparison. As a result, the Fund’s yield remained relatively low during the reporting period.

The seven-day current yield for the Fund as of April 30, 2019 was 2.41%, versus 1.54% on April 30, 2018 (after fee waivers/expense reimbursements). (For more information on the Fund’s performance, refer to “Yields and characteristics at a glance” on page 4.)

An interview with Portfolio Manager Robert Sabatino

Q.	How would you describe the economic environment during the reporting period?
A.

The US economy continued to expand during the reporting period. Looking back, the US Commerce Department reported that gross domestic product (“GDP”) grew at a 4.2% seasonally adjusted annualized rate during the second quarter of 2018. Third and fourth quarter 2018 GDP then grew 3.4% and 2.2%, respectively. Finally, the initial estimate for first quarter 2019 GDP growth was 3.2%.

Q.	How did the Fed react to the economic environment?
A.

The US Federal Reserve Board (the “Fed”) raised interest rates three times during the reporting period. The Fed’s December 2018 rate hike pushed the federal funds rate to a range between 2.25% and 2.50%. However, in January 2019 the Fed surprised the market by saying that it “will be patient as it determines what future adjustments to the target range for the federal funds rate may be appropriate.” At its next meeting in March 2019, the Fed indicated that it did not anticipate raising rates in 2019. In addition, the Fed said it would conclude its balance sheet reduction initiative in September 2019.

Q.	How did you position the Fund over the reporting period?
A.

We tactically adjusted the Fund’s weighted average maturity (WAM)—which is the weighted average maturity of the securities in its portfolio—during the reporting period. The Fund’s weighted average maturity (WAM) was 28 days when the reporting period began. During the 12 month period, the WAM varied. At period end on April 30, 2019, it was 28 days.

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.	At the issuer level, we continued to invest heavily in US Government securities and repurchase agreements collateralized by US government and agency securities.

Q.	What types of securities did the Fund emphasize?
A.

At the security level, we modestly decreased the Fund’s direct exposure to US government obligations and slightly increased its exposure to repurchase agreements backed by those securities. Elsewhere, the Fund’s small

Limited Purpose Cash Investment Fund

Investment goal:

Maximum current income consistent with liquidity and the preservation of capital

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

April 11, 2017

Dividend payments:

Monthly

Limited Purpose Cash Investment Fund

position in time deposits was eliminated. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

Q.	What factors do you believe will affect the Fund over the coming months?
A.

In our view, the US economy has the ability to continue expanding as the year progresses. Meanwhile, we expect inflation to be relatively benign. Against this backdrop, we believe the Fed’s next monetary policy actions will be data dependent. We anticipate continuing to manage the Fund focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Igor Lasun President—UBS Series Funds Limited Purpose Cash Investment Fund Executive Director UBS Asset Management (Americas) Inc.	David J. Walczak Portfolio Manager—UBS Series Funds Limited Purpose Cash Investment Fund Executive Director UBS Asset Management (Americas) Inc.

Robert Sabatino Portfolio Manager—UBS Series Funds Limited Purpose Cash Investment Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the 12-month period ended April 30, 2019. The views and opinions in the letter were current as of June 10, 2019. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568, or by visiting our Website at www.ubs.com/am-us.

Limited Purpose Cash Investment Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2018 to April 30, 2019.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

	Beginning account value November 1, 2018	Ending account value[1] April 30, 2019	Expenses paid during period[2] 11/01/18 to 04/30/19	Expense ratio during the period
Actual	$1,000.00	$1,011.50	$0.30	0.06%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.30	0.06

[1]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[2]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

Limited Purpose Cash Investment Fund

Yields and characteristics at a glance—April 30, 2019 (unaudited)

Limited Purpose Cash Investment Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	2.41%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	2.44
Seven-day current yield before fee waivers and/or expense reimbursements[1]	2.35
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	2.38
Weighted average maturity[2]	28 days

Portfolio composition[3]
US government and agency obligations	63.0%
Repurchase agreements	37.2
Other assets less liabilities	(0.2)
Total	100.0%

You could lose money by investing in Limited Purpose Cash Investment Fund. Because the price of shares of Limited Purpose Cash Investment Fund will fluctuate, when you sell your shares in the fund, your shares may be worth more or less than what you originally paid for them. Limited Purpose Cash Investment Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if Limited Purpose Cash Investment Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in Limited Purpose Cash Investment Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Limited Purpose Cash Investment Fund’s sponsor has no legal obligation to provide financial support to Limited Purpose Cash Investment Fund, and you should not expect that the fund’s sponsor will provide financial support to Limited Purpose Cash Investment Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	The Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[3]	Weightings represent percentages of the Fund’s net assets as of the date indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

Limited Purpose Cash Investment Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
US government and agency obligations—63.0%
Federal Home Loan Bank 2.400%, due 08/01/19[1]	$22,000,000	$21,864,504
2.400%, due 09/11/19[1]	22,000,000	21,804,933
2.410%, due 07/11/19[1]	29,000,000	28,862,161
2.410%, due 08/02/19[1]	60,000,000	59,626,450
2.410%, due 10/25/19[1]	22,000,000	21,740,400
2.415%, due 05/20/19[1]	50,000,000	49,936,403
2.415%, due 08/29/19[1]	40,000,000	39,678,667
2.420%, due 06/21/19[1]	45,000,000	44,846,362
2.455%, due 10/11/19[1]	45,000,000	44,511,000
2.460%, due 08/21/19[1]	30,000,000	29,775,067
US Treasury Bills 2.412%, due 06/11/19[1]	150,000,000	149,593,758
2.423%, due 06/18/19[1]	130,000,000	129,584,000
2.424%, due 07/05/19[1]	60,000,000	59,741,896
2.424%, due 07/25/19[1]	65,000,000	64,637,141
2.426%, due 05/07/19[1]	205,000,000	204,918,996
2.430%, due 07/18/19[1]	50,000,000	49,742,844
2.435%, due 05/30/19[1]	150,000,000	149,710,684
2.435%, due 06/06/19[1]	160,000,000	159,619,173
2.438%, due 05/23/19[1]	192,000,000	191,721,773
2.441%, due 06/13/19[1]	100,000,000	99,714,498
2.453%, due 05/14/19[1]	45,000,000	44,961,260
2.454%, due 05/16/19[1]	36,000,000	35,964,063
2.457%, due 06/20/19[1]	200,000,000	199,338,820
2.460%, due 06/27/19[1]	150,000,000	149,435,937
2.492%, due 05/02/19[1]	49,000,000	48,996,767
2.493%, due 05/09/19[1]	165,000,000	164,912,912
US Treasury Notes 0.875%, due 05/15/19	100,000,000	99,940,315
1.125%, due 05/31/19	60,000,000	59,935,528
1.250%, due 05/31/19	50,000,000	49,951,362
Total US government and agency obligations (cost—$2,475,028,427)		2,475,067,674

Repurchase agreements—37.2%
Repurchase agreement dated 04/30/19 with Fixed Income Clearing Corp., 2.750% due 05/01/19, collateralized by $847,430,000 US Treasury Note, 2.250% due 04/30/21; (value—$846,602,061); proceeds: $830,063,403	830,000,000	830,000,000
Repurchase agreement dated 04/30/19 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.730% due 05/01/19, collateralized by $297,691,400 US Treasury Bills, zero coupon due 10/24/19 to 01/30/20, $31,380,100 US Treasury Note, 2.250% due 04/30/24 and $403,059,100 US Treasury Bond Principal STRIP, zero coupon due 11/15/46; (value—$500,820,037); proceeds: $491,037,234	491,000,000	491,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/19 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.740% due 05/01/19, collateralized by $36,945,000 Federal Home Loan Bank obligation, zero coupon due 10/18/19 and $117,484,000 Federal National Mortgage Association obligations, zero coupon to 6.030% due 07/01/19 to 11/15/30; (value—$142,800,549); proceeds: $140,010,656	$140,000,000	$140,000,000
Total repurchase agreements (cost—$1,461,000,000)		1,461,000,000
Total investments (cost—$3,936,028,427 which approximates cost for federal income tax purposes)—100.2%		3,936,067,674

Liabilities in excess of other assets—(0.2)%		(6,545,895)
Net assets—100.0%		$3,929,521,779

Limited Purpose Cash Investment Fund

Portfolio of investments—April 30, 2019

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$2,475,067,674	$—	$2,475,067,674
Repurchase agreements	—	1,461,000,000	—	1,461,000,000
Total	$—	$3,936,067,674	$—	$3,936,067,674

At April 30, 2019, there were no transfers between Level 1 and Level 2.

Portfolio footnote

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.

Portfolio acronym

STRIP	Separate Trading of Registered Interest and Principal of Securities

See accompanying notes to financial statements.

Limited Purpose Cash Investment Fund

Statement of assets and liabilities

April 30, 2019

Assets:
Investments, at value (cost—$2,475,028,427)	$2,475,067,674
Repurchase agreements, at value (cost—$1,461,000,000)	1,461,000,000
Total investments in securities, at value (cost—$3,936,028,427)	3,936,067,674
Cash	703,195
Receivable for interest	1,057,810
Total assets	3,937,828,679

Liabilities:
Dividends payable to shareholders	7,962,360
Payable to affiliate	344,540
Total liabilities	8,306,900

Net assets:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$3,929,482,491
Distributable earnings	39,288
Net assets	$3,929,521,779
Shares outstanding	3,929,794,222
Net asset value per share	$0.9999

See accompanying notes to financial statements.

Limited Purpose Cash Investment Fund

Statement of operations

For the year ended April 30, 2019
Investment income:
Interest	$117,389,893
Expenses:
Investment advisory and administration fees	6,632,961
Trustees’ fees and expenses	75,759
Total expenses	6,708,720
Fee waivers and/or expense reimbursements by investment advisor and administrator	(3,354,360)
Net expenses	3,354,360
Net investment income	114,035,533
Net realized gains	1,910
Net change in unrealized appreciation	577,717
Net realized and unrealized gains from investment activities	579,627
Net increase in net assets resulting from operations	$114,615,160

See accompanying notes to financial statements.

Limited Purpose Cash Investment Fund

Statement of changes in net assets

	For the years ended April 30,
	2019	2018
From operations:

Net investment income	$114,035,533	$69,414,885
Net realized gains (losses)	1,910	(1,869)
Net change in unrealized appreciation (depreciation)	577,717	(477,018)
Net increase in net assets resulting from operations	114,615,160	68,935,998
Total distributions*	(114,035,533)	(69,414,885)
Net increase (decrease) in net assets from beneficial interest transactions	(3,161,438,288)	5,120,895,167
Net increase (decrease) in net assets	(3,160,858,661)	5,120,416,280
Net assets:

Beginning of year	7,090,380,440	1,969,964,160
End of year	$3,929,521,779	$7,090,380,440

*

Distribution balances are presented in total to conform with SEC Regulation S-X amendments, effective November 5, 2018. For the year ended April 30, 2018, all distributions were made from net investment income.

See accompanying notes to financial statements.

Limited Purpose Cash Investment Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Years ended April 30,		For the period from April 11, 2017[1] to April 30, 2017
	2019	2018
Net asset value, beginning of period	$0.9998	$1.0000	$1.0000
Net investment income	0.0209	0.0109	0.0004
Net realized and unrealized gains (losses)	0.0001	(0.0002)	0.0000 [2]
Net increase from operations	0.0210	0.0107	0.0004
Dividends from net investment income	(0.0209)	(0.0109)	(0.0004)
Net asset value, end of period	$0.9999	$0.9998	$1.0000
Total investment return[3]	2.12%	1.07%	0.04%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.12%	0.12%	0.12%[4]
Expenses after fee waivers and/or expense reimbursements	0.06%	0.06%	0.06%[4]
Net investment income	2.04%	1.13%	0.72%[4]
Supplemental data:
Net assets, end of period (000’s)	$3,929,522	$7,090,380	$1,969,964

[1]	Commencement of operations.
[2]	Amount represents less than $0.00005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Annualized.

See accompanying notes to financial statements.

Limited Purpose Cash Investment Fund

Notes to financial statements

Organization and significant accounting policies

Limited Purpose Cash Investment Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”) (formerly UBS Money Series), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-one series. The financial statements for the other series of the Trust are not included herein. The Fund commenced operations on April 11, 2017.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): “Premium Amortization On Purchased Callable Debt Securities” (“ASU 2017-08”). The update provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. ASU 2017-08 is effective for annual periods beginning after December 15, 2018. Management is currently assessing the potential impact of these changes to future financial statements.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements. ASU 2018-13 will be effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Management is currently assessing the potential impact of these changes to future financial statements.

The following is a summary of significant accounting policies:

Valuation of investments—Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset value of the Fund is calculated using market-based values, and the price of its shares fluctuate.

Limited Purpose Cash Investment Fund

Notes to financial statements

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

Floating net asset value per share fund—Consistent with Rule 2a-7, the Fund calculates its net asset value to four decimals (e.g., $1.0000) using market-based pricing and expects that its share price will fluctuate.

On occasion, it is possible that the end of day accounting net asset value (“NAV”) per share of a floating NAV Fund (“FNAV”), as reported in a shareholder report, for example, may differ from the transactional NAV per share (used for purposes of processing purchases and redemptions); while this is not expected to occur with great frequency, it may happen should certain factors align on a given business day. The final end-of-day NAV per share for accounting and financial statement reporting purposes is designed to reflect all end-of-day accounting activities, which may include, but are not limited to, income and expense accruals, dividend and distribution reinvestments as well as final share activity; such items are factored into the Fund after the last transactional NAV per share is calculated on a given day (normally, the transactional NAV per share is calculated as of 3 pm, Eastern time, as explained in the fund’s offering document).

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from the Fund or a redemption gate to temporarily restrict redemptions in the event that the Fund’s liquidity falls below required minimums because of market conditions or other factors. If the Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If the Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity fees would reduce the amount a shareholder receives upon redemption of its shares. The Fund retains the liquidity fees for the benefit of remaining shareholders. For the year ended April 30, 2019, the Board of the Fund did not impose any liquidity fees and/or redemption gates.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition

Limited Purpose Cash Investment Fund

Notes to financial statements

is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or the Fund’s investment strategies and limitations may require the Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risks.

The Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates

The Fund’s Board of Trustees has approved an investment advisory and administration contract (the “Advisory Contract”) with UBS AM, under which UBS AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS AM an investment advisory and administration fee, which is accrued daily and paid monthly. UBS AM’s contract fee for the advisory and administration services it provides to the Fund is 0.12% of the Fund’s average daily net assets. At April 30, 2019, UBS AM is owed $543,962 by the Fund, representing investment advisory and administration fees.

The Fund and UBS AM have entered into a written fee waiver agreement pursuant to which UBS AM is contractually obligated to waive its management fees so that the total ordinary operating expenses of the Fund through August 31, 2019, do not exceed 0.06%. The fee waiver agreement may be terminated by the Fund’s board at any time and also will terminate automatically upon the expiration or termination of the Fund’s contract with UBS AM. For the year ended April 30, 2019, UBS AM waived $3,354,360 in investment advisory and administration fees; such amount is not subject to future recoupment. At April 30, 2019, UBS AM owed the Fund $199,422 in fee waivers.

In exchange for these fees, UBS AM has agreed to bear all of the Fund’s expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Fund, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Fund’s independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be less than 0.01% of the Fund’s average daily net assets. At April 30, 2019, UBS AM did not owe the Fund any additional reductions in management fees for independent trustees’ fees and expenses.

Limited Purpose Cash Investment Fund

Notes to financial statements

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions, resulting in him being an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the year ended April 30, 2019, the Fund did not purchase or sell securities (e.g., fixed income securities) in principal trades with Morgan Stanley.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, for which the NAV per share has fluctuated, were as follows:

	For the years ended April 30,
	2019		2018
	Shares	Amount	Shares	Amount
Shares sold	23,260,647,469	$23,258,458,743	21,661,660,292	$21,658,681,714
Shares repurchased	(26,485,940,189)	(26,483,473,716)	(16,572,469,392)	(16,570,070,251)
Dividends reinvested	63,581,942	63,576,685	32,288,488	32,283,704
Net increase (decrease)	(3,161,710,778)	$(3,161,438,288)	5,121,479,388	$5,120,895,167

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal years ended April 30, 2019 and April 30, 2018, was ordinary income in the amount of $114,035,533 and $69,414,885, respectively.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$46,357
Gross unrealized depreciation	(7,110)
Net unrealized appreciation	$39,247

At April 30, 2019, the components of accumulated earnings on a tax basis were undistributed ordinary income of $7,962,401 and unrealized appreciation of $39,247.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by a Fund after December 22, 2010 may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. At April 30, 2019, the Fund had no capital loss carryforwards.

During the fiscal year ended April 30, 2019, the Fund utilized $1,869 of capital loss carryforwards to offset current year realized capital gains.

Limited Purpose Cash Investment Fund

Notes to financial statements

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of April 30, 2019, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. It is the Fund’s policy to record any significant foreign tax exposures on the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2019, the Fund did not incur any interest or penalties.

Each of the tax years since the Fund’s inception in April 2017, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Limited Purpose Cash Investment Fund

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of Limited Purpose Cash Investment Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Limited Purpose Cash Investment Fund (the “Fund”) (one of the funds constituting UBS Series Funds (the “Trust”)), including the portfolio of investments, as of April 30, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and for the period from April 11, 2017 (commencement of operations) through April 30, 2017 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting UBS Series Funds) at April 30, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the two years in the period then ended and for the period from April 11, 2017 (commencement of operations) through April 30, 2017, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2019, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

July 1, 2019

16

Limited Purpose Cash Investment Fund

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

In addition, the Fund discloses, on a monthly basis: (a) a complete schedule of its portfolio holdings; and (b) information regarding its weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.lpcif.com. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. Investors also may find additional information about the Fund at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information

For distributions made prior to March 1, 2019

Pursuant to sections 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the fund designates 88% of ordinary income distributions paid as qualified interest income.

For distributions made after March 1, 2019

Pursuant to sections 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the fund designates 100% of ordinary income distributions paid as qualified interest income.

17

Limited Purpose Cash Investment Fund

Supplemental information (unaudited)

Board of Trustees & Officers

The Fund is governed by a Board of Trustees which oversees the Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Fund’s SEC Registration Statement—Part B, as amended, contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Meyer Feldberg[2]; 77 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee); Since 2017 (Chairman of the Board of Trustees)	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since 2005). Professor Feldberg also served as President of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promoted interaction with other cities around the world (2007 to 2014). Prior to 2004, he was Dean and Professor of Management and Ethics of the Graduate School of Business at Columbia University (since 1989). From 1992 to 2016, Professor Feldberg was a director of Macy’s, Inc. (operator of department stores). From 1997 to 2017, Professor Feldberg was a director of Revlon, Inc. (cosmetics).	Professor Feldberg is a director or trustee of 10 investment companies (consisting of 48 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of the New York City Ballet.

18

Limited Purpose Cash Investment Fund

Supplemental information (unaudited)

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Alan S. Bernikow; 78 207 Benedict Ave. Staten Island, NY 10314	Trustee	Since 2005	Mr. Bernikow is retired. Previously, he was deputy chief executive officer at Deloitte & Touche (international accounting and consulting firm). From 2003 to March 2017, Mr. Bernikow was also a director of Destination XL Group, Inc. (menswear) (and served as a member of its nominating and corporate governance committee).	Mr. Bernikow is a trustee of 5 investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of its compensation committee) and the lead director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee).
Richard R. Burt; 72 McLarty Associates 900 17th Street, N.W. Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a managing partner of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009.	Mr. Burt is a trustee of 5 investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe, Russia and Turkey Fund, Inc., The European Equity Fund, Inc., and The New Germany Fund, Inc. (and serves as a member of each such fund’s audit, nominating and governance committees).
Bernard H. Garil; 79 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a trustee of 5 investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Garil is also a director of The Leukemia & Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

19

Limited Purpose Cash Investment Fund

Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Heather R. Higgins; 59 c/o Keith A. Weller, Fund Secretary UBS Asset Management (Americas) Inc. One North Wacker Drive Chicago, IL 60606	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Ms. Higgins is a trustee of 5 investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.	None

[1]	Each trustee holds office for an indefinite term.
[2]

Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Trust may conduct transactions.

20

Limited Purpose Cash Investment Fund

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Rose Ann Bubloski[2]; 51	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and a senior manager of product control and investment support (previously named registered fund product control) at UBS Asset Management (Americas) Inc. and/or UBS Asset Management (US) Inc. (“UBS AM—Americas region”). Ms. Bubloski is a vice president and assistant treasurer of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager.
Franklin P. Dickson[2]; 40	Vice President	Since 2017	Mr. Dickson is an associate director (since 2015) and tax compliance manager (since 2017) (prior to which he was a product controller (from 2015 to 2017) of product control and investment support (previously named registered fund product control) of UBS AM—Americas region. From 2013 through 2015, Mr. Dickson was fund administration and compliance manager for U.S. Bancorp Fund Services, LLC, and from 2008 through 2013, Mr. Dickson was vice president, client service manager at BNY Mellon Asset Servicing. Mr. Dickson is a vice president of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager.
Lisa N. DiPaolo[2]; 41	Vice President	Since 2015	Ms. DiPaolo is a director (since 2008) and portfolio manager (since 2015) at UBS AM—Americas region. Ms. DiPaolo joined UBS AM— Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of two investment companies (consisting of 26 portfolios) for which UBS AM serves as investment advisor or manager.
Elbridge T. Gerry III[2]; 62	Vice President	Since 1999	Mr. Gerry is a managing director and co-head of municipal investments of UBS AM—Americas region (head from 2001 to June 2017; co-head since June 2017). Mr. Gerry is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Charles W. Grande[2]; 55	Vice President	Since 2017	Mr. Grande is a managing director, co-head of municipal investments (since June 2017) and head of municipal credit research (since 2009) with UBS AM—Americas region. Mr. Grande is a vice president of two investment companies (consisting of 26 portfolios) for which UBS AM serves as investment advisor or manager.
Mark F. Kemper[3]; 61	Vice President and Assistant Secretary	Since 2004 and May 2019, respectively	Mr. Kemper is a managing director and interim Head of Compliance & Operational Risk Control—Americas (since June 2019) and previously had been general counsel of UBS AM—Americas region (from 2004 until June 2019). He has been secretary of UBS AM—Americas region (since 2004) and assistant secretary of UBS Asset Management Trust Company (since 1993). Mr. Kemper is a vice president and assistant secretary of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager. Mr. Kemper is employed by UBS Business Solutions US LLC (since January 2017).
Joanne M. Kilkeary[2]; 51	Vice President, Treasurer and Principal Accounting Officer	Since 1999 (Vice President) and since 2017 (Treasurer and Principal Accounting Officer)	Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director (from 2008 to 2013)) and head of regulatory, tax, audit and board governance for product control and investment support (since 2017) (prior to which she was a senior manager (from 2004 to 2017) of registered fund product control of UBS AM—Americas region). Ms. Kilkeary is a vice president, treasurer and principal accounting officer of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager.
Igor Lasun[2]; 40	President	Since September 2018	Mr. Lasun is an executive director and head of fund development and management for UBS AM—Americas region (since September 2018) (prior to which he was a senior fixed income product specialist from 2007 to September 2018, and had joined the firm in 2005). In this role, he oversees development and management for both wholesale and institutional businesses. Mr. Lasun serves as president of 7 investment companies (consisting of 61 portfolios) for which UBS AM serves as investment advisor or manager.

21

Limited Purpose Cash Investment Fund

Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
William Lawlor[3]; 31	Vice President and Assistant Secretary	Since 2018	Mr. Lawlor is a director and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region since 2013. Prior to joining UBS AM—Americas region, Mr. Lawlor attended Kent College of Law, where he graduated in 2013. Mr. Lawlor is a vice president and assistant secretary of 7 investment companies (consisting of 61 portfolios) for which UBS AM serves as investment advisor or manager.
Ryan Nugent[2]; 41	Vice President	Since 2009	Mr. Nugent is an executive director (since 2017) (prior to which he was director (from 2010 to 2017)), and portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS AM—Americas region. Mr. Nugent is a vice president of two investment companies (consisting of 26 portfolios) for which UBS AM serves as investment advisor or manager.
Nancy D. Osborn[2]; 53	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a senior manager of product control and investment support (previously named registered fund product control) of UBS AM—Americas region (since 2006). Mrs. Osborn is a vice president and assistant treasurer of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager.
Frank Pluchino[2]; 59	Chief Compliance Officer	Since 2017	Mr. Pluchino is an executive director with UBS Business Solutions US LLC and is also the chief compliance officer of UBS Hedge Fund Solutions LLC (since 2010). Mr. Pluchino is the chief compliance officer of 13 investment companies (consisting of 67 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.
Robert Sabatino[3]; 45	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director (since 2007)), head of global liquidity portfolio management (since 2015), head of US taxable money markets (from 2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2000). Mr. Sabatino is a vice president of three investment companies (consisting of 27 portfolios) for which UBS AM serves as investment advisor or manager.
Eric Sanders[3]; 53	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager.
Philip Stacey[3]; 34	Vice President and Assistant Secretary	Since 2018	Mr. Stacey is an executive director (since March 2019) and associate general counsel (since 2017) with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region since 2015. Prior to joining UBS AM—Americas region, Mr. Stacey was a legal associate with the Chicago-based investment manager HFR Asset Management, LLC from 2009 through 2015. Mr. Stacey is a vice president and assistant secretary of 7 investment companies (consisting of 61 portfolios) for which UBS AM serves as investment advisor or manager.
David Walczak[3]; 35	Vice President	Since 2016	Mr. Walczak is an executive director (since 2016), head of US money markets (since 2015) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of three investment companies (consisting of 41 portfolios) for which UBS AM serves as investment advisor or manager.
Keith A. Weller[3]; 57	Vice President and Secretary	Since 1998 (Vice President) and Since May 2019 (Secretary)	Mr. Weller is an executive director (since 2017) and deputy general counsel (since February 2019) (prior to which he was senior associate general counsel) with UBS Business Solutions US LLC and also with UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager.

[1]	Officers of the Trust are appointed by the trustees and serve at the pleasure of the board.
[2]	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
[3]	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

22

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Principal Officers

Igor Lasun

President

Keith A. Weller

Vice President and Secretary

Joanne M. Kilkeary

Vice President, Treasurer and Principal Accounting Officer

Robert Sabatino

Vice President

David J. Walczak

Vice President

Investment Advisor and Administrator

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Placement Agent

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an offering document.

© UBS 2019. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

UBS RMA Government Money Market Fund

Annual Report  |  April 30, 2019

UBS RMA Government Money Market Fund

June 10, 2019

Dear Shareholder,

We present you with the annual report for UBS RMA Government Money Market Fund for the 12 months ended April 30, 2019 (the “reporting period”).

Performance

The US Federal Reserve Board (the “Fed”) raised the federal funds rate three times during the 12 months ended April 30, 2019 and ended the reporting period in a range between 2.25% and 2.50%. The federal funds rate, or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) The yields on a wide range of short-term investments moved higher over the period, but yields still remained low by historical comparison. As a result, the Fund yield remained relatively low during the reporting period.

The seven-day current yield for the Fund as of April 30, 2019 was 2.00%, versus 1.24% on April 30, 2018. (For more information on the Fund’s performance, refer to “Yields and characteristics at a glance” on page 4.)

An interview with Portfolio Manager Robert Sabatino

Q.	How would you describe the economic environment during the reporting period?
A.

The US economy continued to expand during the reporting period. Looking back, the US Commerce Department reported that gross domestic product (“GDP”) grew at a 4.2% seasonally adjusted annualized rate during the second quarter of 2018. Third and fourth quarter 2018 GDP then grew 3.4% and 2.2%, respectively. Finally, the initial estimate for first quarter 2019 GDP growth was 3.2%.

Q.	How did the Fed react to the economic environment?
A.

The US Federal Reserve Board (the “Fed”) raised interest rates three times during the reporting period. The Fed’s December 2018 rate hike pushed the federal funds rate to a range between 2.25% and 2.50%. However, in January 2019 the Fed surprised the market by saying that it “will be patient as it determines what future adjustments to the target range for the federal funds rate may be appropriate.” At its next meeting in March 2019, the Fed indicated that it did not anticipate raising rates in 2019. In addition, the Fed said it would conclude its balance sheet reduction initiative in September 2019.

Q.	How did you position the Fund over the reporting period?
A.

The Fund is a “feeder fund,” investing all of its assets in a “master fund,” namely Government Master Fund. We tactically adjusted Government Master Fund’s weighted average maturity (WAM)—which is the weighted average maturity of the securities in its portfolio—throughout the reporting period. The Fund’s WAM was 24 days when the reporting period began. At period end on April 30, 2019, it was 41 days.

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.	At the issuer level, we continued to invest in US government securities, investing in numerous smaller positions with the goal of reducing risk and keeping the Fund highly liquid.

Q.	What types of securities did the Government Master Fund emphasize?
A.

At the security level, we modestly increased the Master Fund’s direct exposure to US government and agency obligations and slightly increased its allocation to repurchase agreements backed by those securities. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

UBS RMA Government Money Market Fund

Investment goal:

Maximum current income consistent with liquidity and the preservation of capital.

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

June 24, 2016

Dividend payments:

Monthly

1

UBS RMA Government Money Market Fund

Q.	What factors do you believe will affect the Fund over the coming months?
A.

In our view, the US economy has the ability to continue expanding as the year progresses. Meanwhile, we expect inflation to be relatively benign. Against this backdrop, we believe the Fed’s next monetary policy actions will be data dependent. We anticipate continuing to manage the Fund focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Igor Lasun President—UBS Series Funds UBS RMA Government Money Market Fund Executive Director UBS Asset Management (Americas) Inc.	David J. Walczak Portfolio Manager—UBS Series Funds UBS RMA Government Money Market Fund Executive Director UBS Asset Management (Americas) Inc.

Robert Sabatino Portfolio Manager—UBS Series Funds UBS RMA Government Money Market Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the 12-month period ended April 30, 2019. The views and opinions in the letter were current as of June 10, 2019. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568, or by visiting our Website at www.ubs.com/am-us.

2

UBS RMA Government Money Market Fund

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, service fees (non-12-b-1 fees) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since the Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2018 to April 30, 2019.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The examples do not reflect Resource Management Account® (RMA®) Program, Business Services Account BSA® Program or other program fees as these are external to the Fund and relate to those programs.

	Beginning account value November 1, 2018	Ending account value[2] April 30, 2019	Expenses paid during period[3] 11/01/18 to 04/30/19	Expense ratio during the period
Actual	$1,000.00	$1,009.50	$2.44	0.49%
Hypothetical (5% annual return before expenses)	1,000.00	1,022.37	2.46	0.49

[1]	The expenses for the Fund reflect the expenses of the corresponding master fund in which it invests in addition to its own direct expenses.
[2]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

3

UBS RMA Government Money Market Fund

Yields and characteristics at a glance—April 30, 2019 (unaudited)

UBS RMA Government Money Market Fund

Yields and characteristics
Seven-day current yield[1]	2.00%
Seven-day effective yield[1]	2.02
Weighted average maturity[2]	41 days

You could lose money by investing in UBS RMA Government Money Market Fund. Although the related money market master fund seeks to preserve the value of your investment so that the shares of UBS RMA Government Money Market Fund are at $1.00 per share, the related money market master fund cannot guarantee it will do so. An investment in UBS RMA Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS RMA Government Money Market Fund’s sponsor has no legal obligation to provide financial support to UBS RMA Government Money Market Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS RMA Government Money Market Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]

Yields will fluctuate. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

4

UBS RMA Government Money Market Fund

Statement of assets and liabilities

April 30, 2019

Assets:
Investment in Government Master Fund (“Master Fund”), at value (cost—$4,920,959,320, which approximates cost for federal income tax purposes)	$4,920,959,320
Other assets	88,619
Total assets	4,921,047,939

Liabilities:
Dividends payable to shareholders	8,057,287
Payable to affiliate	3,033,968
Accrued expenses and other liabilities	582,395
Total liabilities	11,673,650

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 4,909,356,067 outstanding	$4,909,356,067
Distributable earnings	18,222
Net assets	$4,909,374,289
Net asset value per share	$1.00

See accompanying notes to financial statements.

5

UBS RMA Government Money Market Fund

Statement of operations

For the year ended April 30, 2019
Investment income:
Interest income allocated from Master Fund	$114,977,549
Expenses allocated from Master Fund	(5,302,797)
Net investment income allocated from Master Fund	109,674,752
Expenses:
Service fees	13,239,605
Administration fees	5,295,135
Transfer agency and related services fees	1,585,014
State registration fees	151,983
Reports and notices to shareholders	148,318
Professional fees	95,727
Trustees’ fees	45,171
Insurance fees	30,993
Accounting fees	10,733
Other expenses	53,060
Net expenses	20,655,739
Net investment income	89,019,013
Net realized gain allocated from Master Fund	88,048
Net increase in net assets resulting from operations	$89,107,061

See accompanying notes to financial statements.

6

UBS RMA Government Money Market Fund

Statement of changes in net assets

	For the years ended April 30,
	2019	2018
From operations:

Net investment income	$89,019,013	$43,840,890
Net realized gain (loss)	88,048	(69,826)
Net increase in net assets resulting from operations	89,107,061	43,771,064
Total distributions[1]	(89,019,013)	(44,026,306)
Net decrease in net assets from beneficial interest transactions	(852,975,765)	(2,454,386,117)
Net decrease in net assets	(852,887,717)	(2,454,641,359)
Net assets:

Beginning of year	5,762,262,006	8,216,903,365
End of year	$4,909,374,289	$5,762,262,006

[1]

Distribution balances are presented in total to conform with SEC Regulation S-X amendments, effective November 5, 2018. For the year ended April 30, 2018, distributions from net investment income and net realized gains were $(43,840,890) and $(185,416), respectively.

See accompanying notes to financial statements.

7

UBS RMA Government Money Market Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Years ended April 30,		For the period from June 24, 2016[1] to April 30, 2017
	2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.017	0.007	0.001
Net realized gain (loss)	0.000 [2]	(0.000)[2]	0.000 [2]
Net increase from operations	0.017	0.007	0.001
Dividends from net investment income	(0.017)	(0.007)	(0.001)
Distributions from net realized gains	—	(0.000)[2]	(0.000)[2]
Total dividends and distributions	(0.017)	(0.007)	(0.001)
Net asset value, end of period	$1.00	$1.00	$1.00
Total investment return[3]	1.70%	0.69%	0.07%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.49%	0.49%	0.48%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.49%	0.49%	0.41%[5]
Net investment income[4]	1.68%	0.67%	0.08%[5]
Supplemental data:
Net assets, end of period (000’s)	$4,909,374	$5,762,262	$8,216,903

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

8

UBS RMA Government Money Market Fund

Notes to financial statements

Organization and significant accounting policies

UBS RMA Government Money Market Fund (“RMA Government Fund” or the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”) (formerly UBS Money Series), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-one series. The financial statements for the other series of the Trust are not included herein.

RMA Government Fund is a “feeder fund” that invests all of its investable assets in a “master fund”— Government Master Fund (the “Master Fund”, a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder fund and its respective Master Fund have the same investment objectives. RMA Government Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Fund and the administrator for the Fund. UBS Asset Management (US) Inc. (“UBS AM—US”) serves as principal underwriter for the Fund. UBS AM and UBS AM—US are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of the Fund is directly affected by the performance of the Master Fund. The value of such investment reflects the Fund’s proportionate interest in the net assets of the Master Fund (34.46% at April 30, 2019).

All of the net investment income and realized and unrealized gains and losses from investment activities of the Master Fund are allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Fund, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Fund’s financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments—The Fund records its investment in the Master Fund at fair value. Securities held by the Master Fund are valued as indicated in the Master Fund’s Notes to financial statements, which are included elsewhere in this report.

Constant net asset value per share—RMA Government Fund attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Fund and the Master Fund have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable the Fund to do so. RMA Government Fund and the Master Fund have

9

UBS RMA Government Money Market Fund

Notes to financial statements

each adopted a policy to operate as a “government money market fund”. Under Rule 2a-7 under the 1940 Act, as amended, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities) (either directly or through a related master portfolio). As a “government money market fund”, RMA Government Fund is permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—By operating as a “government money market fund”, RMA Government Fund is exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Fund’s Board of Trustees (the “Board”) may elect to subject RMA Government Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator

UBS AM serves as administrator to the Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, the Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of the Fund’s average daily net assets:

Fund	Administration fee
RMA Government Fund	0.10%

At April 30, 2019, the Fund owed UBS AM for administrative services as follows:

Fund	Amount owed to UBS AM
RMA Government Fund	$866,846

UBS AM may voluntarily undertake to waive fees and/or reimburse expenses in the event that the Fund yields drop below a certain level. This undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2019, and for the year ended April 30, 2019, UBS AM did not owe and/or waive fees/reimburse expenses under this undertaking.

Shareholder services plan

UBS AM—US is the principal underwriter and distributor of the Fund’s shares. Under the shareholder services plans, UBS AM—US is entitled to a monthly shareholder servicing fee, payable by the Fund, at the below annual rate, as a percentage of the Fund’s average daily net assets:

Fund	Shareholder servicing fee
RMA Government Fund	0.25%

10

UBS RMA Government Money Market Fund

Notes to financial statements

At April 30, 2019, the Fund owed UBS AM—US for shareholder servicing fees as follows:

Fund	Amount owed to UBS AM—US
RMA Government Fund	$2,167,122

UBS AM—US may voluntarily undertake to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. This undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2019, and for the year ended April 30, 2019, UBS AM—US did not owe and/or waive fees/reimburse expenses under this undertaking.

Transfer agency and related services fees

UBS Financial Services Inc. provides certain services pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Fund’s transfer agent, and was compensated for these services by BNY Mellon, not the Fund. For the year ended April 30, 2019, UBS Financial Services Inc. received from BNY Mellon, not the Fund, total delegated services fees as follows:

RMA Government Fund	$908,882

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

RMA Government Money Market Fund

	For the years ended April 30,
	2019	2018
Shares sold	60,743,190,587	58,479,716,844
Shares repurchased	(61,675,968,098)	(60,971,727,684)
Dividends reinvested	79,801,746	37,624,723
Net decrease in shares outstanding	(852,975,765)	(2,454,386,117)

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal years ended April 30, 2019 and April 30, 2018, was ordinary income in the amount of $89,019,013 and $44,026,306 respectively.

At April 30, 2019, the components of accumulated earnings on a tax basis was undistributed ordinary income of $8,122,482 for RMA Government Fund.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Fund after December 22, 2010, may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. As of April 30, 2019, the Fund had no net capital loss carryforward. During the fiscal year ended April 30, 2019, the Fund utilized $69,826 of capital loss carryforwards to offset current year realized capital gains.

11

UBS RMA Government Money Market Fund

Notes to financial statements

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of April 30, 2019, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2019, the Fund did not incur any interest or penalties.

Each of the tax years since the Fund’s inception in June 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

12

UBS RMA Government Money Market Fund

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of UBS RMA Government Money Market Fund

Opinion on the financial statements

We have audited the accompanying statement of assets and liabilities of UBS RMA Government Money Market Fund (the “Fund”) (one of the funds constituting UBS Series Funds (the “Trust”)), as of April 30, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and for the period from June 24, 2016 (commencement of operations) through April 30, 2017 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting UBS Series Funds) at April 30, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the two years in the period then ended and for the period from June 24, 2016 (commencement of operations) through April 30, 2017, in conformity with U.S. generally accepted accounting principles.

Basis for opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

July 2, 2019

13

UBS RMA Government Money Market Fund

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Fund and Master Fund will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s and Master Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s and Master Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund and Master Fund upon request by calling 1-800-647 1568.

In addition, the Fund discloses, on a monthly basis: (a) a complete schedule of the Master Fund’s portfolio holdings; and (b) information regarding the Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. Investors also may find additional information about the Fund at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information

Pursuant to Sections 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the Fund designates $89,019,013 of ordinary income distributions paid as qualified interest income for the fiscal year ended April 30, 2019.

14

Master Trust

Annual Report  |  April 30, 2019

Includes:

•	Government Master Fund

Government Master Fund

Understanding Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Fund. Investors in the related “feeder fund” should instead focus on separate expense examples relevant to the feeder fund; the expense examples for the feeder fund will reflect its proportionate share of the corresponding Master Fund’s expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2018 to April 30, 2019.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

	Beginning account value November 1, 2018	Ending account value April 30, 2019	Expenses paid during period[1] 11/01/18 to 04/30/19	Expense ratio during the period
Actual	$1,000.00	$1,011.50	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

Government Master Fund

Portfolio characteristics at a glance—April 30, 2019 (unaudited)

Government Master Fund

Characteristics
Weighted average maturity[1]	41 days

Portfolio composition[2]
US government and agency obligations	75.2%
Repurchase agreements	25.9
Other assets less liabilities	(1.1)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Government Master Fund

Portfolio of investments—April 30, 2019

	Face amount	Value
US government and agency obligations—75.2%
Federal Farm Credit Bank
1 mo. USD LIBOR – 0.105%, 2.369%, due 05/17/19[1]	$10,000,000	$9,999,506
1 mo. USD LIBOR – 0.085%, 2.398%, due 05/30/19[1]	77,000,000	76,999,692
2.400%, due 11/25/19[2]	97,100,000	95,753,547
2.430%, due 07/31/19[2]	45,000,000	44,723,588
1 mo. USD LIBOR – 0.010%, 2.467%, due 05/25/19 [1]	74,000,000	74,000,000
Federal Home Loan Bank
1 mo. USD LIBOR – 0.125%, 2.352%, due 05/16/19[1]	148,000,000	148,000,000
1 mo. USD LIBOR – 0.110%, 2.363%, due 05/13/19[1]	148,000,000	148,000,000
1 mo. USD LIBOR – 0.115%, 2.372%, due 05/19/19[1]	146,000,000	146,000,000
1 mo. USD LIBOR – 0.105%, 2.378%, due 05/26/19[1]	150,000,000	150,000,000
1 mo. USD LIBOR – 0.105%, 2.382%, due 05/19/19[1]	67,000,000	67,000,000
1 mo. USD LIBOR – 0.105%, 2.382%, due 05/20/19[1]	151,000,000	151,000,000
1 mo. USD LIBOR – 0.105%, 2.382%, due 05/23/19[1]	80,000,000	80,000,000
1 mo. USD LIBOR – 0.100%, 2.387%, due 05/21/19[1]	150,000,000	150,000,000
2.387%, due 05/29/19[2]	70,000,000	69,870,041
1 mo. USD LIBOR – 0.085%, 2.388%, due 05/13/19[1]	50,000,000	50,000,000
2.388%, due 05/31/19[2]	170,000,000	169,661,700
2.388%, due 07/12/19[2]	170,000,000	169,188,080
2.390%, due 06/12/19[2]	165,000,000	164,539,925
2.390%, due 07/08/19[2]	147,500,000	146,834,119
2.390%, due 07/10/19[2]	162,000,000	161,247,150
1 mo. USD LIBOR – 0.090%, 2.391%, due 05/10/19[1]	59,000,000	59,000,000
1 mo. USD LIBOR – 0.090%, 2.394%, due 05/11/19[1]	85,000,000	85,000,000
2.399%, due 05/08/19[2]	55,000,000	54,974,344
1 mo. USD LIBOR – 0.080%, 2.399%, due 05/27/19[1]	148,000,000	148,000,000
2.399%, due 07/19/19[2]	170,000,000	169,105,040
2.400%, due 08/01/19[2]	77,000,000	76,527,733
2.400%, due 09/11/19[2]	77,000,000	76,317,267
2.400%, due 10/21/19[2]	123,500,000	122,075,633
2.402%, due 05/03/19[2]	173,000,000	172,976,914
1 mo. USD LIBOR – 0.070%, 2.402%, due 05/09/19[1]	145,000,000	145,000,000
1 mo. USD LIBOR – 0.085%, 2.402%, due 05/21/19[1]	77,000,000	77,000,000
2.405%, due 05/10/19[2]	152,000,000	151,908,610
2.405%, due 05/15/19[2]	65,000,000	64,939,207
2.407%, due 05/03/19[2]	45,000,000	44,993,983
1 mo. USD LIBOR – 0.085%, 2.408%, due 05/03/19[1]	81,000,000	81,000,000
1 mo. USD LIBOR – 0.065%, 2.409%, due 05/17/19[1]	85,000,000	85,000,000

	Face amount	Value
US government and agency obligations—(continued)
2.409%, due 06/19/19[2]	$165,000,000	$164,458,979
2.410%, due 05/15/19[2]	170,000,000	169,840,672
2.410%, due 07/11/19[2]	103,500,000	103,008,059
2.410%, due 07/18/19[2]	200,000,000	198,955,667
2.410%, due 08/02/19[2]	24,840,000	24,685,350
2.410%, due 10/25/19[2]	77,000,000	76,087,614
1 mo. USD LIBOR – 0.065%, 2.415%, due 05/18/19[1]	53,000,000	53,000,000
2.415%, due 05/21/19[2]	145,000,000	144,805,458
2.415%, due 06/12/19[2]	155,000,000	154,563,288
2.415%, due 06/26/19[2]	162,000,000	161,391,420
2.415%, due 07/03/19[2]	65,000,000	64,725,294
2.415%, due 08/15/19[2]	74,000,000	73,473,798
1 mo. USD LIBOR – 0.055%, 2.418%, due 05/14/19[1]	68,000,000	68,000,000
2.420%, due 05/15/19[2]	57,000,000	56,946,357
2.420%, due 05/22/19[2]	96,000,000	95,864,480
2.420%, due 05/24/19[2]	255,000,000	254,605,742
2.420%, due 06/14/19[2]	84,275,000	84,025,733
2.420%, due 06/17/19[2]	128,000,000	127,595,591
2.420%, due 07/01/19[2]	75,000,000	74,692,458
2.422%, due 06/19/19[2]	165,000,000	164,456,059
2.423%, due 05/24/19[2]	170,000,000	169,736,835
2.423%, due 05/29/19[2]	170,000,000	169,679,626
2.425%, due 05/22/19[2]	31,790,000	31,745,030
2.425%, due 07/15/19[2]	100,000,000	99,494,792
2.430%, due 05/15/19[2]	85,800,000	85,718,919
2.430%, due 05/17/19[2]	107,000,000	106,884,440
2.430%, due 05/30/19[2]	54,310,000	54,203,688
2.430%, due 09/25/19[2]	173,000,000	171,283,408
2.432%, due 06/10/19[2]	128,000,000	127,654,116
2.435%, due 05/01/19[2]	153,000,000	153,000,000
2.435%, due 06/19/19[2]	212,000,000	211,297,367
2.435%, due 07/17/19[2]	297,000,000	295,453,166
2.435%, due 10/01/19[2]	143,000,000	141,520,129
2.437%, due 09/20/19[2]	49,000,000	48,528,982
1 mo. USD LIBOR – 0.045%, 2.438%, due 05/26/19[1]	75,000,000	75,000,000
2.440%, due 10/02/19[2]	148,000,000	146,455,209
2.440%, due 10/17/19[2]	24,600,000	24,318,221
2.440%, due 10/21/19[2]	98,500,000	97,345,033
1 mo. USD LIBOR – 0.040%, 2.443%, due 05/26/19[1]	75,000,000	75,000,000
2.445%, due 05/17/19[2]	165,000,000	164,820,700
1 mo. USD LIBOR – 0.045%, 2.448%, due 05/03/19[1]	109,000,000	109,000,000
1 mo. USD LIBOR – 0.035%, 2.448%, due 05/30/19[1]	70,000,000	70,000,000
2.450%, due 09/11/19[2]	20,200,000	20,017,162
2.450%, due 09/13/19[2]	28,600,000	28,337,238
2.455%, due 10/11/19[2]	75,000,000	74,166,323
1 mo. USD LIBOR – 0.020%, 2.457%, due 05/25/19[1]	75,000,000	75,000,000
2.460%, due 08/21/19[2]	270,000,000	267,933,600
3 mo. USD LIBOR – 0.265%, 2.473%, due 05/02/19[1]	96,000,000	95,986,774

Government Master Fund

Portfolio of investments—April 30, 2019

	Face amount	Value
US government and agency obligations—(concluded)
1 mo. USD LIBOR – 0.025%, 2.474%, due 05/09/19[1]	$148,000,000	$148,000,000
3 mo. USD LIBOR – 0.160%, 2.491%, due 05/24/19[1]	74,000,000	74,007,403
2.510%, due 04/02/20	148,400,000	148,400,000
2.526%, due 07/05/19[2]	3,000,000	2,986,675
SOFR + 0.065%, 2.545%, due 05/01/19[1]	64,000,000	64,000,000
US Treasury Bills
2.492%, due 05/02/19[2]	103,000,000	102,993,053
2.513%, due 05/09/19[2]	110,000,000	109,940,172
2.746%, due 11/07/19[2]	200,000,000	197,215,972
US Treasury Notes
3 mo. Treasury money market yield + 0.033%, 2.448%, due 05/01/19[1]	274,000,000	274,006,685
3 mo. Treasury money market yield + 0.045%, 2.460%, due 05/01/19[1]	46,000,000	45,997,951
3 mo. Treasury money market yield + 0.060%, 2.475%, due 05/01/19[1]	100,000,000	100,026,794
3 mo. Treasury money market yield + 0.115%, 2.530%, due 05/01/19[1]	75,000,000	74,925,275
Total US government and agency obligations (cost—$10,733,898,836)		10,733,898,836

Repurchase agreements—25.9%
Repurchase agreement dated 04/24/19 with Barclays Bank PLC, 2.430% due 05/01/19, collateralized by $955,655,521 Federal Home Loan Mortgage Corp. obligations, zero coupon to 9.000% due 01/15/21 to 11/25/50, $126,301,557 Federal National Mortgage Association obligations, 3.464% to 6.600% due 03/18/27 to 11/01/42 and $50,966,060 Government National Mortgage Association obligations, 3.500% to 4.000% due 08/20/47 to 10/20/48; (value—$102,440,056); proceeds: $100,047,250	100,000,000	100,000,000
Repurchase agreement dated 04/25/19 with Barclays Bank PLC, 2.430% due 05/02/19, collateralized by $153,673,905 Federal Home Loan Mortgage Corp. obligations, 1.466% to 3.716% due 08/15/47 to 09/15/48 and $333,112,083 Government National Mortgage Association obligations, 3.000% to 3.962% due 04/20/41 to 03/20/49; (value—$103,000,000); proceeds: $100,047,250	100,000,000	100,000,000

	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/29/19 with Barclays Bank PLC, 2.470% due 05/06/19, collateralized by $150,240,675 Government National Mortgage Association obligations, 3.000% to 3.500% due 01/20/42 to 03/20/48; (value—$103,000,000); proceeds: $100,048,028	$100,000,000	$100,000,000
Repurchase agreement dated 04/30/19 with Barclays Bank PLC, 2.750% due 05/01/19, collateralized by $11,415,200 US Treasury Bond, 3.750% due 11/15/43 and $1,333,646,400 US Treasury Notes, 1.125% to 2.250% due 05/15/20 to 02/15/27; (value—$1,326,000,089); proceeds: $1,300,099,306	1,300,000,000	1,300,000,000
Repurchase agreement dated 04/30/19 with BNP Paribas SA, 2.740% due 05/01/19, collateralized by $2,040 Federal National Mortgage Association obligations, zero coupon to 1.625% due 10/09/19 to 01/21/20, $100,215,900 US Treasury Notes, 2.349% to 2.750% due 10/31/20 to 11/30/20, $800 US Treasury Bond Principal STRIP, zero coupon due 08/15/42 and $52 US Treasury Bond STRIP, zero coupon due 08/15/37; (value—$102,000,000); proceeds: $100,007,611	100,000,000	100,000,000
Repurchase agreement dated 04/30/19 with Fixed Income Clearing Corp., 2.750% due 05/01/19, collateralized $531,475,000 US Treasury Bill, zero coupon due 04/23/20 and $466,400,000 US Treasury Inflation Index Bond, 0.125% due 04/15/20; (value—$1,020,001,663); proceeds: $1,000,076,389	1,000,000,000	1,000,000,000
Repurchase agreement dated 04/30/19 with J.P. Morgan Securities LLC, 2.750% due 05/01/19, collateralized by $51,375,300 US Treasury Note, 2.250% due 03/31/26; (value—$51,000,017); proceeds: $50,003,819	50,000,000	50,000,000
Repurchase agreement dated 04/30/19 with J.P. Morgan Securities LLC, 2.770% due 05/01/19, collateralized by $58,541,716 Federal Home Loan Mortgage Corp. obligations, 4.000% to 4.500% due 02/01/47 to 11/01/47, $58,300,038 Federal National Mortgage Association obligations, 2.500% to 4.000% due 10/01/26 to 01/01/58; (value—$102,000,000); proceeds: $100,007,694	100,000,000	100,000,000

Government Master Fund

Portfolio of investments—April 30, 2019

	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/30/19 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.520% due 05/07/19, collateralized by $154,839,000 Federal Home Loan Bank obligations, zero coupon due 10/18/19 to 10/23/19; (value—$153,000,713); proceeds: $150,073,500	$150,000,000	$150,000,000
Repurchase agreement dated 01/28/19 with MUFG Securities Americas Inc., 2.470% due 06/04/19, collateralized by $163,800,584 Federal Home Loan Mortgage Corp. obligations, 3.000% to 4.000% due 07/15/28 to 06/15/52, $376,207,390 Federal National Mortgage Association obligations, 2.000% to 4.000% due 09/25/29 to 09/25/48 and $49,553,581 Government National Mortgage Association obligations, 2.000% to 4.000% due 12/20/43 to 11/20/48; (value—$510,000,000); proceeds: $503,156,111[3,4]	500,000,000	500,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/19 with Toronto-Dominion Bank, 2.750% due 05/01/19, collateralized by $198,423,847 Federal Home Loan Mortgage Corp. obligations, 2.500% to 6.500% due 05/15/19 to 01/01/49 and $402,601,085 Federal National Mortgage Association obligations, 2.500% to 6.000% due 01/01/20 to 03/01/49; (value—$204,000,000); proceeds: $200,015,278	$200,000,000	$200,000,000
Total repurchase agreements (cost—$3,700,000,000)		3,700,000,000
Total investments (cost—$14,433,898,836 which approximates cost for federal income tax purposes) —101.1%		14,433,898,836

Liabilities in excess of other assets—(1.1)%		(155,411,564)
Net assets—100.0%		$14,278,487,272

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 20.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$10,733,898,836	$—	$10,733,898,836
Repurchase agreements	—	3,700,000,000	—	3,700,000,000
Total	$—	$14,433,898,836	$—	$14,433,898,836

At April 30, 2019, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Illiquid investment at period end. Illiquid assets, in the amount of $500,000,000, represented 3.5% of the Fund’s net assets at period end.
[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the Federal Reserve Overnight Reverse Repo Facility Rate + 0.22%). The interest rate shown is the current rate as of April 30, 2019 and changes periodically. The maturity date reflects the early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2019.

Portfolio acronyms

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIP	Separate Trading of Registered Interest and Principal of Securities

See accompanying notes to financial statements.

Government Master Fund

Statement of assets and liabilities

April 30, 2019

Assets:
Investments, at value (cost—$10,733,898,836)	$10,733,898,836
Repurchase agreements, at value (cost—$3,700,000,000)	3,700,000,000
Total investments in securities, at value (cost—$14,433,898,836)	14,433,898,836
Cash	3,106,613
Receivable for interest	5,302,016
Total assets	14,442,307,465

Liabilities:
Payable for investments purchased	161,391,420
Payable to affiliate	2,428,773
Total liabilities	163,820,193
Net assets, at value	$14,278,487,272

See accompanying notes to financial statements.

Government Master Fund

Statement of operations

For the year ended April 30, 2019
Investment income:
Interest	$326,153,527
Expenses:
Investment advisory and administration fees	14,951,564
Trustees’ fees and expenses	73,484
Net expenses	15,025,048
Net investment income	311,128,479
Net realized gain	253,159
Net increase in net assets resulting from operations	$311,381,638

See accompanying notes to financial statements.

Government Master Fund

Statement of changes in net assets

	For the years ended April 30,
	2019	2018
From operations:

Net investment income	$311,128,479	$168,920,555
Net realized gain (loss)	253,159	(140,090)
Net increase in net assets resulting from operations	311,381,638	168,780,465
Net decrease in net assets from beneficial interest transactions	(1,709,825,456)	(1,871,947,478)
Net decrease in net assets	(1,398,443,818)	(1,703,167,013)
Net assets:

Beginning of year	15,676,931,090	17,380,098,103
End of year	$14,278,487,272	$15,676,931,090

See accompanying notes to financial statements.

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Years ended April 30,		For the period from June 24, 2016[1] to April 30, 2017
	2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.10%	0.10%	0.08%[2]
Net investment income	2.07%	1.07%	0.43%[2]
Supplemental data:
Total investment return[3]	2.10%	1.08%	0.35%
Net assets, end of period (000’s)	$14,278,487	$15,676,931	$17,380,098

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Fund is calculated using geometric average return. The Master Fund issues ownership interests, rather than shares, to the feeder fund. Individual investors invest only into the feeder fund. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Government Master Fund

Notes to financial statements

Organization and significant accounting policies

Government Master Fund (the “Master Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. Government Master Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred. However, the Master Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): “Premium Amortization On Purchased Callable Debt Securities” (“ASU 2017-08”). The update provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. ASU 2017-08 is effective for annual periods beginning after December 15, 2018. Management is currently assessing the potential impact of these changes to future financial statements.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements. ASU 2018-13 will be effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Management is currently assessing the potential impact of these changes to future financial statements.

The following is a summary of significant accounting policies:

Valuation of investments—Under Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), Government Master Fund has adopted a policy to operate as a “government money market fund”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a “government money market fund”, Government Master Fund values its investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund is performed in an effort to ensure that amortized cost approximates market value.

Government Master Fund

Notes to financial statements

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Master Fund’s portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value the Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

The Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time the Master Fund’s beneficial interests are priced. Pursuant to the Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—By operating as a “government money market fund”, Government Master Fund is exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to

Government Master Fund

Notes to financial statements

repurchase, the Master Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. The Master Fund may engage in repurchase agreements as part of normal investing strategies.

Under certain circumstances, the Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to the Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, the Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of the Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At April 30, 2019, the Master Fund owed UBS AM for investment advisory and administration services as follows:

Fund	Amount owed to UBS AM
Government Master Fund	$2,428,773

In exchange for these fees, UBS AM has agreed to bear all of the Master Fund’s expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Fund, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Fund’s independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of the Master Fund’s average daily net assets.

Government Master Fund

Notes to financial statements

At April 30, 2019, UBS AM did not owe the Master Fund any additional reductions in management fees for independent trustees’ fees and expenses.

In addition, UBS AM may voluntarily undertake to waive fees in the event that Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2019, and during the year ended April 30, 2019, UBS AM did not owe and/or waive fees under this additional fee waiver undertaking. Such waived fees are not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Fund may conduct transactions, resulting in him being considered an interested trustee of the Master Fund. The Master Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the year ended April 30, 2019, the Master Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate value as follows:

Government Master Fund	$24,627,149

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Fund’s investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Beneficial interest transactions

Government Master Fund

	For the years ended April 30,
	2019	2018
Contributions	$41,871,149,616	$41,851,410,669
Withdrawals	(43,580,975,072)	(43,723,358,147)
Net decrease in beneficial interest	$(1,709,825,456)	$(1,871,947,478)

Federal tax status

Government Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in the Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that the Master Fund’s assets, income and distributions will be managed in such a way that an investor in the Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded, as of April 30, 2019, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2019, the Fund did not incur any interest or penalties.

Each of the tax years since the Fund’s inception in June 2016, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Government Master Fund

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of Government Master Fund

Opinion on the financial statements

We have audited the accompanying statement of assets and liabilities of Government Master Fund (the “Fund”), (one of the funds constituting Master Trust (the “Trust”)), including the portfolio of investments, as of April 30, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and for the period from June 24, 2016 (commencement of operations) through April 30, 2017 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Master Trust) at April 30, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the two years in the period then ended and for the period from June 24, 2016 (commencement of operations) through April 30, 2017, in conformity with U.S. generally accepted accounting principles.

Basis for opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2019, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

July 2, 2019

Government Master Fund

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Fund will file its complete schedule of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Fund upon request by calling 1-800-647 1568.

In addition, the Master Fund discloses, on a monthly basis: (a) a complete schedule of its portfolio holdings; and (b) information regarding its weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP.

Proxy voting policies, procedures and record

You may obtain a description of the Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Master Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

30

UBS RMA Government Money Market Fund

Supplemental information (unaudited)

Board of Trustees & Officers

The Fund is governed by a Board of Trustees which oversees the Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Fund’s Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Meyer Feldberg[2]; 77 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee); Since 2017 (Chairman of the Board of Trustees)	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since 2005). Professor Feldberg also served as President of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promoted interaction with other cities around the world (2007 to 2014). Prior to 2004, he was Dean and Professor of Management and Ethics of the Graduate School of Business at Columbia University (since 1989). From 1992 to 2016, Professor Feldberg was a director of Macy’s, Inc. (operator of department stores). From 1997 to 2017, Professor Feldberg was a director of Revlon, Inc. (cosmetics).	Professor Feldberg is a director or trustee of 10 investment companies (consisting of 48 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of the New York City Ballet.

31

UBS RMA Government Money Market Fund

Supplemental information (unaudited)

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Alan S. Bernikow; 78 207 Benedict Ave. Staten Island, NY 10314	Trustee	Since 2005	Mr. Bernikow is retired. Previously, he was deputy chief executive officer at Deloitte & Touche (international accounting and consulting firm). From 2003 to March 2017, Mr. Bernikow was also a director of Destination XL Group, Inc. (menswear) (and served as a member of its nominating and corporate governance committee).	Mr. Bernikow is a trustee of 5 investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of its compensation committee) and the lead director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee).
Richard R. Burt; 72 McLarty Associates 900 17th Street, N.W. Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a managing partner of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009.	Mr. Burt is a trustee of 5 investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe, Russia and Turkey Fund, Inc., The European Equity Fund, Inc., and The New Germany Fund, Inc. (and serves as a member of each such fund’s audit, nominating and governance committees).
Bernard H. Garil; 79 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a trustee of 5 investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Garil is also a director of The Leukemia & Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

32

UBS RMA Government Money Market Fund

Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Heather R. Higgins; 59 c/o Keith A. Weller, Fund Secretary UBS Asset Management (Americas) Inc. One North Wacker Drive Chicago, IL 60606	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Ms. Higgins is a trustee of 5 investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.	None

[1]	Each trustee holds office for an indefinite term.
[2]

Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Trust may conduct transactions.

33

UBS RMA Government Money Market Fund

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Rose Ann Bubloski[2]; 51	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and a senior manager of product control and investment support (previously named registered fund product control) at UBS Asset Management (Americas) Inc. and/or UBS Asset Management (US) Inc. (“UBS AM—Americas region”). Ms. Bubloski is a vice president and assistant treasurer of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager.
Franklin P. Dickson[2]; 40	Vice President	Since 2017	Mr. Dickson is an associate director (since 2015) and tax compliance manager (since 2017) (prior to which he was a product controller (from 2015 to 2017) of product control and investment support (previously named registered fund product control) of UBS AM—Americas region. From 2013 through 2015, Mr. Dickson was fund administration and compliance manager for U.S. Bancorp Fund Services, LLC, and from 2008 through 2013, Mr. Dickson was vice president, client service manager at BNY Mellon Asset Servicing. Mr. Dickson is a vice president of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager.
Lisa N. DiPaolo[2]; 41	Vice President	Since 2015	Ms. DiPaolo is a director (since 2008) and portfolio manager (since 2015) at UBS AM—Americas region. Ms. DiPaolo joined UBS AM—Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of two investment companies (consisting of 26 portfolios) for which UBS AM serves as investment advisor or manager.
Elbridge T. Gerry III[2]; 62	Vice President	Since 1999	Mr. Gerry is a managing director and co-head of municipal investments of UBS AM—Americas region (head from 2001 to June 2017; co-head since June 2017). Mr. Gerry is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Charles W. Grande[2]; 55	Vice President	Since 2017	Mr. Grande is a managing director, co-head of municipal investments (since June 2017) and head of municipal credit research (since 2009) with UBS AM—Americas region. Mr. Grande is a vice president of two investment companies (consisting of 26 portfolios) for which UBS AM serves as investment advisor or manager.
Mark F. Kemper[3]; 61	Vice President and Assistant Secretary	Since 2004 and May 2019, respectively	Mr. Kemper is a managing director and interim Head of Compliance & Operational Risk Control—Americas (since June 2019) and previously had been general counsel of UBS AM—Americas region (from 2004 until June 2019). He has been secretary of UBS AM—Americas region (since 2004) and assistant secretary of UBS Asset Management Trust Company (since 1993). Mr. Kemper is a vice president and assistant secretary of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager. Mr. Kemper is employed by UBS Business Solutions US LLC (since January 2017).
Joanne M. Kilkeary[2]; 51	Vice President, Treasurer and Principal Accounting Officer	Since 1999 (Vice President) and since 2017 (Treasurer and Principal Accounting Officer)	Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director (from 2008 to 2013)) and head of regulatory, tax, audit and board governance for product control and investment support (since 2017) (prior to which she was a senior manager (from 2004 to 2017) of registered fund product control of UBS AM—Americas region). Ms. Kilkeary is a vice president, treasurer and principal accounting officer of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager.
Igor Lasun[2]; 40	President	Since September 2018	Mr. Lasun is an executive director and head of fund development and management for UBS AM—Americas region (since September 2018) (prior to which he was a senior fixed income product specialist from 2007 to September 2018, and had joined the firm in 2005). In this role, he oversees development and management for both wholesale and institutional businesses. Mr. Lasun serves as president of 7 investment companies (consisting of 61 portfolios) for which UBS AM serves as investment advisor or manager.

34

UBS RMA Government Money Market Fund

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
William Lawlor[3]; 31	Vice President and Assistant Secretary	Since 2018	Mr. Lawlor is a director and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region since 2013. Prior to joining UBS AM—Americas region, Mr. Lawlor attended Kent College of Law, where he graduated in 2013. Mr. Lawlor is a vice president and assistant secretary of 7 investment companies (consisting of 61 portfolios) for which UBS AM serves as investment advisor or manager.
Ryan Nugent[2]; 41	Vice President	Since 2009	Mr. Nugent is an executive director (since 2017) (prior to which he was director (from 2010 to 2017)), and portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS AM—Americas region. Mr. Nugent is a vice president of two investment companies (consisting of 26 portfolios) for which UBS AM serves as investment advisor or manager.
Nancy D. Osborn[2]; 53	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a senior manager of product control and investment support (previously named registered fund product control) of UBS AM—Americas region (since 2006). Mrs. Osborn is a vice president and assistant treasurer of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager.
Frank Pluchino[2]; 59	Chief Compliance Officer	Since 2017	Mr. Pluchino is an executive director with UBS Business Solutions US LLC and is also the chief compliance officer of UBS Hedge Fund Solutions LLC (since 2010). Mr. Pluchino is the chief compliance officer of 13 investment companies (consisting of 67 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.
Robert Sabatino[3]; 45	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director (since 2007)), head of global liquidity portfolio management (since 2015), head of US taxable money markets (from 2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2000). Mr. Sabatino is a vice president of three investment companies (consisting of 27 portfolios) for which UBS AM serves as investment advisor or manager.
Eric Sanders[3]; 53	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager.
Philip Stacey[3]; 34	Vice President and Assistant Secretary	Since 2018	Mr. Stacey is an executive director (since March 2019) and associate general counsel (since 2017) with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region since 2015. Prior to joining UBS AM—Americas region, Mr. Stacey was a legal associate with the Chicago-based investment manager HFR Asset Management, LLC from 2009 through 2015. Mr. Stacey is a vice president and assistant secretary of 7 investment companies (consisting of 61 portfolios) for which UBS AM serves as investment advisor or manager.
David Walczak[3]; 35	Vice President	Since 2016	Mr. Walczak is an executive director (since 2016), head of US money markets (since 2015) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of three investment companies (consisting of 41 portfolios) for which UBS AM serves as investment advisor or manager.

35

UBS RMA Government Money Market Fund

Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Keith A. Weller[3]; 57	Vice President and Secretary	Since 1998 (Vice President) and since May 2019 (Secretary)	Mr. Weller is an executive director (since 2017) and deputy general counsel (since February 2019) (prior to which he was senior associate general counsel) with UBS Business Solutions US LLC and also with UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager.

[1]	Officers of the Trust are appointed by the trustees and serve at the pleasure of the board.
[2]	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
[3]	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

36

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Principal Officers

Igor Lasun

President

Keith A. Weller

Vice President and Secretary

Joanne M. Kilkeary

Vice President, Treasurer and Principal Accounting Officer

Robert Sabatino

Vice President

David J. Walczak

Vice President

Administrator (and Manager for Government Master Fund)

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter (for the feeder fund)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© UBS 2019. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1676

UBS Institutional/Reserves Funds

Annual Report  |  April 30, 2019

Includes:

•	UBS Select Prime Institutional Fund
•	UBS Select Government Institutional Fund
•	UBS Select Treasury Institutional Fund
•	UBS Prime Reserves Fund
•	UBS Tax-Free Reserves Fund

UBS Institutional/Reserves Funds

June 10, 2019

Dear Shareholder,

We present you with the annual report for the UBS Institutional/Reserves Series of Funds, namely UBS Select Prime Institutional Fund, UBS Select Government Institutional Fund, UBS Select Treasury Institutional Fund, UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund (the “Funds”) for the 12 months ended April 30, 2019 (the “reporting period”).

Performance

The US Federal Reserve Board (the “Fed”) raised the federal funds rate three times during the 12 months ended April 30, 2019 and ended the reporting period in a range between 2.25% and 2.50%. The federal funds rate, or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) The yields on a wide range of short-term investments moved higher over the period, but yields still remained low by historical comparison. As a result, the Funds’ yields remained relatively low during the reporting period.

The seven-day current yields for the Funds (after fee waivers/expense reimbursements, if any) were as follows:

•	UBS Select Prime Institutional Fund: 2.44% as of April 30, 2019, versus 1.86% on April 30, 2018.

•	UBS Select Government Institutional Fund: 2.30% as of April 30, 2019, versus 1.56% as of April 30, 2018.

•	UBS Select Treasury Institutional Fund: 2.31% as of April 30, 2019, versus 1.50% on April 30, 2018.

•	UBS Prime Reserves Fund: 2.42% as of April 30, 2019, versus 1.76% on April 30, 2018.

•	UBS Tax-Free Reserves Fund: 2.02% as of April 30, 2019, versus 1.48% on April 30, 2018.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on Pages 6 and 7.

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.

The US economy continued to expand during the reporting period. Looking back, the US Commerce Department reported that gross domestic product (“GDP”) grew at a 4.2% seasonally adjusted annualized rate during the second quarter of 2018. Third and fourth quarter 2018 GDP then grew 3.4% and 2.2%, respectively. Finally, the initial estimate for first quarter 2019 GDP growth was 3.2%.

UBS Select Prime Institutional Fund

UBS Select Government Institutional Fund

UBS Select Treasury Institutional Fund

UBS Prime Reserves Fund

Investment goals (all four Funds):

Maximum current income consistent with liquidity and capital preservation

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

UBS Select Prime Institutional Fund—August 10, 1998;

UBS Select Government Institutional Fund—July 26, 2016; UBS Select Treasury Institutional Fund—March 23, 2004;

UBS Prime Reserves Fund—January 19, 2016

Dividend payments:

Monthly

UBS Tax-Free Reserves Fund

Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio Managers:

Elbridge T. Gerry III

Lisa M. DiPaolo

UBS Asset Management (Americas) Inc.

Commencement:

August 28, 2007

Dividend payments:

Monthly

1

UBS Institutional/Reserves Funds

Q.	How did the Fed react to the economic environment?
A.

The US Federal Reserve Board (the “Fed”) raised interest rates three times during the reporting period. The Fed’s December 2018 rate hike pushed the federal funds rate to a range between 2.25% and 2.50%. However, in January 2019 the Fed surprised the market by saying that it “will be patient as it determines what future adjustments to the target range for the federal funds rate may be appropriate.” At its next meeting in March 2019, the Fed indicated that it did not anticipate raising rates in 2019. In addition, the Fed said it would conclude its balance sheet reduction initiative in September 2019.

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.

Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the Government Master Fund, the Treasury Master Fund, the Prime CNAV Master Fund the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•

For the Prime Master Fund in which UBS Select Prime Institutional Fund invests, we tactically adjusted its weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the 12-month review period. When the reporting period began, the Master Fund had a WAM of 21 days. By the end of the period on April 30, 2019, the Master Fund’s WAM was 26 days.

At the issuer level, we maintained a high level of diversification with the goal of reducing risk and keeping the Master Fund highly liquid. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Master Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

At the security level, we increased the Master Fund’s exposure to repurchase agreements. Conversely, we decreased its exposures to certificates of deposit, commercial paper and time deposits. The Master Fund also eliminated its small position in short-term corporate obligations. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

•

The WAM for the Master Fund in which UBS Select Government Institutional Fund invests was 24 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end on April 30, 2019, it was 41 days. At the security level, we increased the Master Fund’s direct exposure to US government and agency obligations and decreased its allocation to repurchase agreements backed by those securities.

•

The WAM for the Master Fund in which UBS Select Treasury Institutional Fund invests was 25 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end it was 18 days. At the security level, we increased the Master Fund’s exposure to repurchase agreements backed by Treasury obligations and reduced its exposure to direct Treasuries.

•

The WAM for the Prime CNAV Master Fund in which UBS Prime Reserves Fund invests was 17 days when the reporting period began. We tactically adjusted its WAM, and at the end of the reporting period the Master Fund’s WAM was 24 days. Over the review period, we increased the Master Fund’s allocations to repurchase agreements and commercial paper. Conversely, we reduced its allocations to time deposits and certificates of deposit, while eliminating its small position in US government and agency obligations.

•

The WAM for the Master Fund in which UBS Tax-Free Reserves Fund invests was six days when the reporting period began. We tactically adjusted the Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period its WAM was nine days. Over the review period, we increased the Master Fund’s allocation to tax-exempt commercial paper and reduced its exposure to municipal bonds and notes.

2

UBS Institutional/Reserves Funds

Q.	What factors do you believe will affect the Funds over the coming months?
A.

In our view, the US economy has the ability to continue expanding as the year progresses. Meanwhile, we expect inflation to be relatively benign. Against this backdrop, we believe the Fed’s next monetary policy actions will be data dependent. We anticipate continuing to manage the Funds focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Igor Lasun

President—UBS Series Funds

UBS Select Prime Institutional Fund

UBS Select Government Institutional Fund

UBS Select Treasury Institutional Fund

UBS Prime Reserves Fund

UBS Tax-Free Reserves Fund

Executive Director

UBS Asset Management

(Americas) Inc.

Robert Sabatino

Portfolio Manager—

UBS Select Prime Institutional Fund

UBS Select Government Institutional Fund

UBS Select Treasury Institutional Fund

UBS Prime Reserves Fund

Managing Director

UBS Asset Management

(Americas) Inc.

David J. Walczak

Portfolio Manager—

UBS Select Prime Institutional Fund

UBS Select Government Institutional Fund

UBS Select Treasury Institutional Fund

UBS Prime Reserves Fund

Executive Director

UBS Asset Management

(Americas) Inc.

Lisa DiPaolo Portfolio Manager— UBS Tax-Free Reserves Fund Director UBS Asset Management (Americas) Inc.

Elbridge T. Gerry III Portfolio Manager— UBS Tax-Free Reserves Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the 12-month period ended April 30, 2019. The views and opinions in the letter were current as of June 10, 2019. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/am-us.

3

UBS Institutional/Reserves Funds

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2018 to April 30, 2019.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

4

UBS Institutional/Reserves Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

	Beginning account value November 1, 2018	Ending account value[2] April 30, 2019	Expenses paid during period[3] 11/01/18 to 04/30/19	Expense ratio during the period

UBS Select Prime Institutional Fund
Actual	$1,000.00	$1,012.00	$0.85	0.17%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.95	0.85	0.17

UBS Select Government Institutional Fund
Actual	$1,000.00	$1,011.00	$0.90	0.18%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.90	0.90	0.18

UBS Select Treasury Institutional Fund
Actual	$1,000.00	$1,011.10	$0.90	0.18%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.90	0.90	0.18

UBS Prime Reserves Fund
Actual	$1,000.00	$1,011.80	$0.90	0.18%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.90	0.90	0.18

UBS Tax-Free Reserves Fund
Actual	$1,000.00	$1,007.10	$0.90	0.18%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.90	0.90	0.18

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.
[2]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

5

UBS Institutional/Reserves Funds

Yields and characteristics at a glance—April 30, 2019 (unaudited)

UBS Select Prime Institutional Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	2.44%
Seven-day effective yield after fee waivers[1]	2.47
Seven-day current yield before fee waivers[1]	2.44
Seven-day effective yield before fee waivers[1]	2.47
Weighted average maturity[2]	26 days

Table footnotes are on page 7.

You could lose money by investing in UBS Select Prime Institutional Fund. Because the price of interests in the related money market master fund will fluctuate, when you sell your shares of UBS Select Prime Institutional Fund, your shares of UBS Select Prime Institutional Fund may be worth more or less than what you originally paid for them. The related money market master fund may impose a fee upon sale of your shares of UBS Select Prime Institutional Fund or may temporarily suspend your ability to sell shares of UBS Select Prime Institutional Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Select Prime Institutional Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Prime Institutional Fund’s sponsor has no legal obligation to provide financial support to UBS Select Prime Institutional Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS Select Prime Institutional Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

UBS Select Government Institutional Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	2.30%
Seven-day effective yield after fee waivers[1]	2.33
Seven-day current yield before fee waivers[1]	2.30
Seven-day effective yield before fee waivers[1]	2.33
Weighted average maturity[2]	41 days

UBS Select Treasury Institutional Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	2.31%
Seven-day effective yield after fee waivers[1]	2.33
Seven-day current yield before fee waivers[1]	2.31
Seven-day effective yield before fee waivers[1]	2.33
Weighted average maturity[2]	18 days

Table footnotes are on page 7.

You could lose money by investing in UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. An investment in UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Government Institutional Fund’s sponsor and UBS Select Treasury Institutional Fund’s sponsor has no legal obligation to provide financial support to UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

6

UBS Institutional/Reserves Funds

Yields and characteristics at a glance—April 30, 2019 (unaudited) (concluded)

UBS Prime Reserves Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	2.42%
Seven-day effective yield after fee waivers[1]	2.45
Seven-day current yield before fee waivers[1]	2.42
Seven-day effective yield before fee waivers[1]	2.45
Weighted average maturity[2]	24 days

UBS Tax-Free Reserves Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	2.02%
Seven-day effective yield after fee waivers[1]	2.04
Seven-day current yield before fee waivers[1]	2.02
Seven-day effective yield before fee waivers[1]	2.04
Weighted average maturity[2]	9 days

Investments in UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund are intended to be limited to accounts beneficially owned by natural persons. UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund reserve the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. The related money market master funds may impose a fee upon sale of your shares of UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund or may temporarily suspend your ability to sell shares of UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Prime Reserves Fund’s sponsor and UBS Tax-Free Reserves Fund’s sponsor has no legal obligation to provide financial support to UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]

Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

7

UBS Institutional/Reserves Funds

Statement of assets and liabilities

April 30, 2019

UBS Select Prime Institutional Fund
Assets:
Investments in Master Fund, at cost (which approximates cost for federal income tax purposes)	$9,801,131,862

Investments in Master Fund, at value	$9,801,571,463

Liabilities:
Dividends payable to shareholders	19,635,054
Payable to affiliate	1,302,476
Total liabilities	20,937,530

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 9,779,337,994; 2,123,307,513; 6,934,536,617; 2,799,958,975 and 1,677,874,975 outstanding, respectively	$9,780,184,383
Distributable earnings	449,550
Net assets	$9,780,633,933
Net asset value per share	$1.0001

8

UBS Institutional/Reserves Funds

UBS Select Government Institutional Fund	UBS Select Treasury Institutional Fund	UBS Prime Reserves Fund	UBS Tax-Free Reserves Fund

$2,127,561,072	$6,946,753,977	$2,805,864,714	$1,680,281,291

$2,127,561,072	$6,946,753,977	$2,805,864,714	$1,680,281,291

3,969,260	11,433,277	5,548,955	2,203,575
262,562	783,908	356,784	202,498
4,231,822	12,217,185	5,905,739	2,406,073

$2,123,307,513	$6,934,536,617	$2,799,958,975	$1,677,874,975
21,737	175	—	243
$2,123,329,250	$6,934,536,792	$2,799,958,975	$1,677,875,218
$1.00	$1.00	$1.00	$1.00

See accompanying notes to financial statements.

9

UBS Institutional/Reserves Funds

Statement of operations

For the year ended April 30, 2019

UBS Select Prime Institutional Fund
Investment income:
Interest income allocated from Master Fund	$188,882,427
Expenses allocated from Master Fund	(7,804,683)
Net investment income allocated from Master Fund	181,077,744
Expenses:
Administration fees	6,191,571
Trustees’ fees	45,654
6,237,225
Fee waivers and/or Trustees’ fees reimbursement by administrator	(1,191,118)
Net expenses	5,046,107
Net investment income	176,031,637
Net realized gain allocated from Master Fund	25,581
Net change in unrealized appreciation allocated from Master Fund	288,695
Net increase in net assets resulting from operations	$176,345,913

10

UBS Institutional/Reserves Funds

UBS Select Government Institutional Fund	UBS Select Treasury Institutional Fund	UBS Prime Reserves Fund	UBS Tax-Free Reserves Fund

$37,446,715	$115,428,382	$51,786,966	$26,271,949
(1,699,794)	(5,239,860)	(2,177,530)	(1,793,463)
35,746,921	110,188,522	49,609,436	24,478,486

1,338,171	4,151,445	1,717,936	1,413,080
20,342	36,368	22,304	20,757
1,358,513	4,187,813	1,740,240	1,433,837
—	—	—	—
1,358,513	4,187,813	1,740,240	1,433,837
34,388,408	106,000,709	47,869,196	23,044,649
31,140	198	—	—
—	—	—	—
$34,419,548	$106,000,907	$47,869,196	$23,044,649

See accompanying notes to financial statements.

11

UBS Institutional/Reserves Funds

Statement of changes in net assets

	UBS Select Prime Institutional Fund
	For the years ended April 30,
	2019	2018
From operations:
Net investment income	$176,031,637	$57,719,353
Net realized gain	25,581	5,946
Net change in unrealized appreciation (depreciation)	288,695	(307,898)
Net increase in net assets resulting from operations	176,345,913	57,417,401
Total distributions*	(176,047,744)	(57,732,794)
Net increase in net assets from beneficial interest transactions	4,553,769,015	2,919,690,548
Net increase in net assets	4,554,067,184	2,919,375,155
Net assets:
Beginning of year	5,226,566,749	2,307,191,594
End of year	$9,780,633,933	$5,226,566,749

*

Distribution balances are presented in total to conform with SEC Regulation S-X amendments, effective November 5, 2018. For the year ended April 30, 2018, distributions from net investment income and net realized gains were $(57,719,353) and $(13,441), respectively.

	UBS Select Government Institutional Fund
	For the years ended April 30,
	2019	2018
From operations:
Net investment income	$34,388,408	$13,861,321
Net realized gain (loss)	31,140	(9,403)
Net increase in net assets resulting from operations	34,419,548	13,851,918
Total distributions*	(34,388,408)	(13,879,088)
Net increase in net assets from beneficial interest transactions	716,439,893	302,412,715
Net increase in net assets	716,471,033	302,385,545
Net assets:
Beginning of year	1,406,858,217	1,104,472,672
End of year	$2,123,329,250	$1,406,858,217

*

Distribution balances are presented in total to conform with SEC Regulation S-X amendments, effective November 5, 2018. For the year ended April 30, 2018, distributions from net investment income and net realized gains were $(13,861,321) and $(17,767), respectively.

See accompanying notes to financial statements.

12

UBS Institutional/Reserves Funds

Statement of changes in net assets

	UBS Select Treasury Institutional Fund
	For the years ended April 30,
	2019	2018
From operations:
Net investment income	$106,000,709	$50,831,918
Net realized gain	198	10,474
Net increase in net assets resulting from operations	106,000,907	50,842,392
Total distributions*	(106,011,206)	(50,869,261)
Net increase in net assets from beneficial interest transactions	2,602,701,326	59,037,544
Net increase in net assets	2,602,691,027	59,010,675
Net assets:
Beginning of year	4,331,845,765	4,272,835,090
End of year	$6,934,536,792	$4,331,845,765

*

Distribution balances are presented in total to conform with SEC Regulation S-X amendments, effective November 5, 2018. For the year ended April 30, 2018, distributions from net investment income and net realized gains were $(50,831,918) and $(37,343), respectively.

	UBS Prime Reserves Fund
	For the years ended April 30,
	2019	2018
From operations:
Net investment income	$47,869,196	$14,611,397
Net realized gain	—	112
Net increase in net assets resulting from operations	47,869,196	14,611,509
Total distributions*	(47,869,308)	(14,612,420)
Net increase in net assets from beneficial interest transactions	1,205,272,250	852,013,536
Net increase in net assets	1,205,272,138	852,012,625
Net assets:
Beginning of year	1,594,686,837	742,674,212
End of year	$2,799,958,975	$1,594,686,837

*

Distribution balances are presented in total to conform with SEC Regulation S-X amendments, effective November 5, 2018. For the year ended April 30, 2018, distributions from net investment income and net realized gains were $(14,611,397) and $(1,023), respectively.

See accompanying notes to financial statements.

13

UBS Institutional/Reserves Funds

Statement of changes in net assets

	UBS Tax-Free Reserves Fund
	For the years ended April 30,
	2019	2018
From operations:
Net investment income	$23,044,649	$13,446,324
Net increase in net assets resulting from operations	23,044,649	13,446,324
Total distributions*	(23,044,649)	(13,446,324)
Net increase (decrease) in net assets from beneficial interest transactions	(258,396,050)	566,447,625
Net increase (decrease) in net assets	(258,396,050)	566,447,625
Net assets:
Beginning of year	1,936,271,268	1,369,823,643
End of year	$1,677,875,218	$1,936,271,268

*

Distribution balances are presented in total to conform with SEC Regulation S-X amendments, effective November 5, 2018. For the year ended April 30, 2018, all distributions were made from net investment income.

See accompanying notes to financial statements.

14

UBS Select Prime Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of year	$1.0001	$1.0002	$1.0000	$1.00	$1.00
Net investment income	0.0222	0.0133	0.0057	0.002	0.000 [1]
Net realized and unrealized gain (loss)	0.0000 [2]	(0.0001)	0.0004	0.000 [1]	0.000 [1]
Net increase from operations	0.0222	0.0132	0.0061	0.002	0.000 [1]
Dividends from net investment income	(0.0222)	(0.0133)	(0.0057)	(0.002)	(0.000)[1]
Distributions from net realized gains	(0.0000)[2]	(0.0000)[2]	(0.0002)	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.0222)	(0.0133)	(0.0059)	(0.002)	(0.000)[1]
Net asset value, end of year	$1.0001	$1.0001	$1.0002	$1.00	$1.00
Total investment return[3]	2.24%	1.33%	0.61%	0.17%	0.03%
Ratios to average net assets:
Expenses before fee waivers/Trustees’ fees reimbursement[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers/Trustees’ fees reimbursement[4]	0.16%	0.12%	0.15%	0.18%	0.18%
Net investment income[4]	2.26%	1.37%	0.51%	0.18%	0.03%
Supplemental data:
Net assets, end of year (000’s)	$9,780,634	$5,226,567	$2,307,192	$4,355,349	$4,140,538

[1]	Amount represents less than $0.0005 per share.
[2]	Amount represents less than $0.00005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements.

15

UBS Select Government Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Years ended April 30,		For the period from July 26, 2016[1] to April 30, 2017
	2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.020	0.010	0.003
Net realized gain (loss)	0.000 [2]	(0.000)[2]	0.000 [2]
Net increase from operations	0.020	0.010	0.003
Dividends from net investment income	(0.020)	(0.010)	(0.003)
Distributions from net realized gains	—	(0.000)[2]	(0.000)[2]
Total dividends and distributions	(0.020)	(0.010)	(0.003)
Net asset value, end of period	$1.00	$1.00	$1.00
Total investment return[3]	2.01%	1.00%	0.29%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.18%	0.18%	0.18%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.18%	0.18%	0.13%[5]
Net investment income[4]	2.03%	1.01%	0.44%[5]
Supplemental data:
Net assets, end of period (000’s)	$2,123,329	$1,406,858	$1,104,473

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

16

UBS Select Treasury Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.020	0.010	0.003	0.000 [1]	0.000 [1]
Net realized gain	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.020	0.010	0.003	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.020)	(0.010)	(0.003)	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.020)	(0.010)	(0.003)	(0.000)[1]	(0.000)[1]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	2.02%	1.00%	0.30%	0.06%	0.01%
Ratios to average net assets:
Expenses before fee waivers/Trustees’ fees reimbursement[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers/Trustees’ fees reimbursement[3]	0.18%	0.18%	0.18%	0.12%	0.06%
Net investment income[3]	2.02%	0.98%	0.30%	0.05%	0.01%
Supplemental data:
Net assets, end of year (000’s)	$6,934,537	$4,331,846	$4,272,835	$3,828,119	$4,291,607

[1]	Amount represents less than $0.0005 per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements.

17

UBS Prime Reserves Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Years ended April 30,			For the period from January 19, 2016[1] to April 30, 2016
	2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.022	0.012	0.005	0.001
Net realized gain	—	0.000 [2]	0.000 [2]	—
Net increase from operations	0.022	0.012	0.005	0.001
Dividends from net investment income	(0.022)	(0.012)	(0.005)	(0.001)
Distributions from net realized gains	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
Total dividends and distributions	(0.022)	(0.012)	(0.005)	(0.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	2.19%	1.24%	0.54%	0.09%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.18%	0.18%	0.18%	0.18%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.18%	0.18%	0.18%	0.08%[5]
Net investment income[4]	2.20%	1.28%	0.58%	0.35%[5]
Supplemental data:
Net assets, end of period (000’s)	$2,799,959	$1,594,687	$742,674	$296,828

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

18

UBS Tax-Free Reserves Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.013	0.008	0.004	0.000 [1]	0.000 [1]
Net realized gain	—	—	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.013	0.008	0.004	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.013)	(0.008)	(0.004)	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	—	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.013)	(0.008)	(0.004)	(0.000)[1]	(0.000)[1]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	1.30%	0.83%	0.38%	0.03%	0.02%
Ratios to average net assets:
Expenses before fee waivers/Trustees’ fees reimbursement[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers/Trustees’ fees reimbursement[3]	0.18%	0.18%	0.18%	0.05%	0.04%
Net investment income[3]	1.29%	0.84%	0.44%	0.02%	0.01%
Supplemental data:
Net assets, end of year (000’s)	$1,677,875	$1,936,271	$1,369,824	$345,449	$445,154

[1]	Amount represents less than $0.0005 per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements.

19

UBS Institutional/Reserves Funds

Notes to financial statements

Organization and significant accounting policies

UBS Select Prime Institutional Fund (“Prime Institutional Fund”), UBS Select Government Institutional Fund (“Government Institutional Fund”), UBS Select Treasury Institutional Fund (“Treasury Institutional Fund”), UBS Prime Reserves Fund (“Prime Reserves Fund), and UBS Tax-Free Reserves Fund (“Tax-Free Reserves Fund”) (formerly UBS Select Tax-Free Institutional Fund) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”) (formerly UBS Money Series), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-one series. The financial statements for the other series of the Trust are not included herein.

Prime Institutional Fund, Government Institutional Fund, Treasury Institutional Fund, Prime Reserves Fund, and Tax-Free Reserves Fund are “feeder funds” that invest all of their investable assets in “master funds”—Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund, respectively (each a “Master Fund”, collectively, the “Master Funds” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives.

Prior to August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invested in securities directly. Effective August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invest substantially all of their assets in Prime Master Fund and Treasury Master Fund, respectively. Tax-Free Reserves Fund commenced operations on August 28, 2007. Prime Reserves fund commenced operations on January 19, 2016 and Government Institutional Fund commenced operations on July 26, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds and the administrator for the feeder funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects each Fund’s proportionate interest in the net assets of its corresponding Master Fund (62.13% for Prime Institutional Fund, 14.90% for Government Institutional Fund, 40.34% for Treasury Institutional Fund, 57.48% for Prime Reserves Fund, and 73.82% for Tax-Free Reserves Fund at April 30, 2019.)

All of the net investment income and realized and unrealized gains and losses from investment activities of each Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Funds’ financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in

20

UBS Institutional/Reserves Funds

Notes to financial statements

accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Floating net asset value per share fund—Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), Prime Institutional Fund calculates its net asset value to four decimals (e.g., $1.0000) using market-based pricing and expects that its share price will fluctuate.

On occasion, it is possible that the end of day accounting net asset value (“NAV”) per share of a floating NAV fund, such as Prime Institutional Fund, as reported in a shareholder report, for example, may differ from the transactional NAV per share (used for purposes of processing purchases and redemptions); while this is not expected to occur with great frequency, it may happen should certain factors align on a given business day. The final end-of-day NAV per share for accounting and financial statement reporting purposes is designed to reflect all end-of-day accounting activities, which may include, but are not limited to, income and expense accruals, dividend and distribution reinvestments as well as final share activity; such items are factored into the Fund after the last transactional NAV per share is calculated on a given day (normally, the last transactional NAV per share is calculated as of 3 pm, Eastern time, as explained in the Fund’s prospectus).

Constant net asset value per share funds—Government Institutional Fund, Treasury Institutional Fund, Prime Reserves Fund, and Tax-Free Reserves Fund (collectively the “Constant NAV Funds”) attempt to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Constant NAV Funds will be able to maintain a stable net asset value of $1.00 per share. The Constant NAV Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable each to do so. Government Institutional Fund and Treasury Institutional Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Institutional Fund and Treasury Institutional Fund are permitted to seek to maintain a stable price per share. Prime Reserves Fund and Tax-Free Reserves Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “retail money market funds”, Prime Reserves Fund and Tax-Free Reserves Fund are permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, Prime Institutional Fund, Prime Reserves Fund and Tax-Free Reserves Fund may be subject to the possible imposition of a liquidity fee and/or temporary redemption gate. Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund may impose a fee upon the sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. For the year ended April 30, 2019, Prime Institutional Fund, Prime Reserves Fund and Tax-Free Reserves Fund were not subject to any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Institutional Fund and Treasury Institutional Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Funds’ Board of Trustees (the “Board”) may elect to subject Government Institutional Fund and Treasury

21

UBS Institutional/Reserves Funds

Notes to financial statements

Institutional Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator

UBS AM serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate as a percentage of each Fund’s average daily net assets:

Fund	Administration fee
Prime Institutional Fund	0.08%
Government Institutional Fund	0.08
Treasury Institutional Fund	0.08
Prime Reserves Fund	0.08
Tax-Free Reserves Fund	0.08

At April 30, 2019, each Fund owed UBS AM for administrative services as follows:

Fund	Amounts owed to UBS AM
Prime Institutional Fund	$1,302,476
Government Institutional Fund	262,562
Treasury Institutional Fund	783,908
Prime Reserves Fund	356,784
Tax-Free Reserves Fund	202,498

In exchange for these fees, UBS AM has agreed to bear all of the Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Fund’s average daily net assets. At April 30, 2019, UBS AM did not owe the Funds any additional reductions in administration fees for independent trustees’ fees and expenses.

Effective May 1, 2018 through September 30, 2018, with respect to Prime Institutional Fund only, UBS AM had agreed to voluntarily waive 0.03% of its administrative fees. Effective October 1, 2018 through December 31, 2018, with respect to Prime Institutional Fund only, UBS AM had agreed to voluntarily waive 0.02% of its administrative fees. At April 30, 2019, UBS AM owed Prime Institutional Fund and for the year ended April 30, 2019, UBS AM voluntarily waived the below amounts, which are not subject to future recoupment:

Fund	Amount owed by UBS AM	Amount waived by UBS AM
Prime Institutional Fund	$—	$1,191,118

22

UBS Institutional/Reserves Funds

Notes to financial statements

In addition, UBS AM may voluntarily undertake to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2019, and for the year ended April 30, 2019, UBS AM did not owe and/or waive fees/reimburse expenses under this additional undertaking.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, for each of the Funds for the periods ended April 30, 2019 and April 30, 2018 were as follows:

Prime Institutional Fund

	For the years ended April 30,
	2019		2018
	Shares	Amount	Shares	Amount
Shares sold	19,358,882,492	$19,361,162,743	11,603,840,341	$11,604,595,479
Shares repurchased	(14,959,327,442)	(14,961,121,789)	(8,732,124,862)	(8,732,551,362)
Dividends reinvested	153,706,267	153,728,061	47,644,450	47,646,431
Net increase	4,553,261,317	$4,553,769,015	2,919,359,929	$2,919,690,548

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Government Institutional Fund

	For the years ended April 30,
	2019	2018
Shares sold	4,764,209,484	3,494,043,308
Shares repurchased	(4,077,592,865)	(3,203,113,355)
Dividends reinvested	29,823,274	11,482,762
Net increase in shares outstanding	716,439,893	302,412,715

Treasury Institutional Fund

	For the years ended April 30,
	2019	2018
Shares sold	20,491,671,459	19,697,386,343
Shares repurchased	(17,983,987,790)	(19,682,724,334)
Dividends reinvested	95,017,657	44,375,535
Net increase in shares outstanding	2,602,701,326	59,037,544

Prime Reserves Fund

	For the years ended April 30,
	2019	2018
Shares sold	5,374,759,953	3,097,203,241
Shares repurchased	(4,210,694,037)	(2,256,910,161)
Dividends reinvested	41,206,334	11,720,456
Net increase in shares outstanding	1,205,272,250	852,013,536

23

UBS Institutional/Reserves Funds

Notes to financial statements

Tax-Free Reserves Fund

	For the years ended April 30,
	2019	2018
Shares sold	2,987,517,691	3,120,834,966
Shares repurchased	(3,266,762,338)	(2,565,152,299)
Dividends reinvested	20,848,597	10,764,958
Net increase (decrease) in shares outstanding	(258,396,050)	566,447,625

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal years ended April 30, 2019 and April 30, 2018 were as follows:

	2019
Fund	Tax-exempt income	Ordinary income	Long-term realized capital gains
Prime Institutional Fund	$—	$176,047,744	$—
Government Institutional Fund	—	34,388,408	—
Treasury Institutional Fund	—	106,000,732	10,474
Prime Reserves Fund	—	47,869,308	—
Tax-Free Reserves Fund	23,044,630	19	—

	2018
Fund	Tax-exempt income	Ordinary income	Long-term realized capital gains
Prime Institutional Fund	$—	$57,732,794	$—
Government Institutional Fund	—	13,879,088	—
Treasury Institutional Fund	—	50,869,261	—
Prime Reserves Fund	—	14,612,420	—
Tax-Free Reserves Fund	13,446,324	—	—

At April 30, 2019, components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed tax-exempt income	Undistributed ordinary income	Undistributed long-term capital gains	Accumulated realized capital and other losses	Unrealized appreciation (depreciation)	Total
Prime Institutional Fund	$—	$19,645,003	$—	$—	$439,601	$20,084,604
Government Institutional Fund	—	3,990,997	—	—	—	3,990,997
Treasury Institutional Fund	—	11,433,452	—	—	—	11,433,452
Prime Reserves Fund	—	5,548,955	—	—	—	5,548,955
Tax-Free Reserves Fund	2,203,818	—	—	—	—	2,203,818

24

UBS Institutional/Reserves Funds

Notes to financial statements

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after December 22, 2010, may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. As of April 30, 2019, none of the Funds had capital loss carryforwards.

During the fiscal year ended April 30, 2019, Government Institutional Fund utilized $9,403 of capital loss carryforwards to offset current year realized capital gains.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of April 30, 2019, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2019, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2019, and since inception for the Government Institutional Fund and Prime Reserves Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

25

UBS Institutional/Reserves Funds

Report of independent registered public accounting firm

To the Shareholders of UBS Select Prime Institutional Fund, UBS Select Government Institutional Fund, UBS Select Treasury Institutional Fund, UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund and the Board of Trustees of UBS Series Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of UBS Select Prime Institutional Fund, UBS Select Government Institutional Fund, UBS Select Treasury Institutional Fund, UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund (collectively referred to as the “Funds”), (five of the funds constituting UBS Series Funds (the “Trust”)), as of April 30, 2019, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (five of the funds constituting UBS Series Funds) at April 30, 2019, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting UBS Series Funds	Statement of operations	Statements of changes in net assets	Financial highlights
UBS Select Prime Institutional Fund UBS Select Treasury Institutional Fund UBS Tax-Free Reserves Fund	For the year ended April 30, 2019	For each of the two years in the period ended April 30, 2019	For each of the five years in the period ended April 30, 2019
UBS Select Government Institutional Fund	For the year ended April 30, 2019	For each of the two years in the period ended April 30, 2019	For each of the two years in the period ended April 30, 2019 and the period from July 26, 2016 (commencement of operations) through April 30, 2017
UBS Prime Reserves Fund	For the year ended April 30, 2019	For each of the two years in the period ended April 30, 2019	For each of the three years in the period ended April 30, 2019 and the period from January 19, 2016 (commencement of operations) through April 30, 2016

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

26

UBS Institutional/Reserves Funds

Report of independent registered public accounting firm

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

July 2, 2019

27

UBS Institutional/Reserves Funds

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Funds and Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Institutional Fund invests) and for Master Trust—Prime CNAV Master Fund (the master fund in which UBS Prime Reserves Fund invests) is available on a weekly basis at the same UBS Web address. Investors also may find additional information about the Funds at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information

Pursuant to Section 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the Funds designate the following ordinary income distributions paid as qualified interest income and qualified short term capital gains for the fiscal year ended April 30, 2019:

Fund	Qualified interest income	Qualified short term capital gains
Prime Institutional Fund	$106,749,469	$9,761
Government Institutional Fund	34,388,408	—
Treasury Institutional Fund	106,000,709	—
Prime Reserves Fund	30,383,803	71

28

Master Trust

Annual Report  |  April 30, 2019

Includes:

•	Prime Master Fund
•	Government Master Fund
•	Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2018 to April 30, 2019.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

	Beginning account value November 1, 2018	Ending account value April 30, 2019	Expenses paid during period[1] 11/01/18 to 04/30/19	Expense ratio during the period

Prime Master Fund
Actual	$1,000.00	$1,012.40	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Government Master Fund
Actual	$1,000.00	$1,011.50	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Treasury Master Fund
Actual	$1,000.00	$1,011.50	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Prime CNAV Master Fund
Actual	$1,000.00	$1,012.30	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Tax-Free Master Fund
Actual	$1,000.00	$1,007.50	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

Master Trust

Portfolio characteristics at a glance—April 30, 2019 (unaudited)

Prime Master Fund

Characteristics
Weighted average maturity[1]	26 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	58.4%
France	8.2
Japan	6.7
Sweden	5.1
Singapore	4.6
Total	83.0%

Portfolio composition[2]
Commercial paper	52.5%
Repurchase agreements	20.3
Certificates of deposit	18.1
Time deposits	9.0
Other assets less liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Because the price of interests in Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—April 30, 2019 (unaudited) (continued)

Government Master Fund

Characteristics
Weighted average maturity[1]	41 days

Portfolio composition[2]
US government and agency obligations	75.2%
Repurchase agreements	25.9
Other assets less liabilities	(1.1)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

33

Master Trust

Portfolio characteristics at a glance—April 30, 2019 (unaudited) (continued)

Treasury Master Fund

Characteristics
Weighted average maturity[1]	18 days

Portfolio composition[2]
US government obligations	50.6%
Repurchase agreements	49.3
Other assets less liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

34

Master Trust

Portfolio characteristics at a glance—April 30, 2019 (unaudited) (continued)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	24 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	61.5%
France	11.7
Japan	5.6
Singapore	4.7
Canada	4.5
Total	88.0%

Portfolio composition[2]
Commercial paper	52.5%
Repurchase agreements	23.2
Certificates of deposit	14.5
Time deposits	9.7
Other assets less liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime CNAV Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

35

Master Trust

Portfolio characteristics at a glance—April 30, 2019 (unaudited) (concluded)

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	9 days

Portfolio composition[2]
Municipal bonds	90.3%
Tax-exempt commercial paper	9.4
Other assets less liabilities	0.3
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

36

Prime Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Time deposits—9.0%
Banking-non-US—9.0%
ABN AMRO Bank NV 2.380%, due 05/01/19	$25,000,000	$25,000,000
Credit Agricole Corporate & Investment Bank 2.370%, due 05/01/19	9,000,000	9,000,000
Credit Industriel et Commercial 2.360%, due 05/01/19	380,000,000	380,000,000
Mizuho Corporate Bank Ltd. 2.440%, due 05/01/19	410,000,000	410,000,000
Natixis 2.400%, due 05/01/19	200,000,000	200,000,000
Skandinaviska Enskilda Banken AB 2.360%, due 05/01/19	400,000,000	400,000,000
Total time deposits (cost—$1,424,000,000)		1,424,000,000

Certificates of deposit—18.1%
Banking-non-US—17.8%
Bank of Montreal 2.560%, due 07/08/19	160,000,000	160,033,722
SOFR + 0.440%, 2.920%, due 05/01/19[1]	70,000,000	70,004,955
Bank of Nova Scotia
1 mo. USD LIBOR + 0.260%, 2.734%, due 05/07/19[1]	60,000,000	60,000,960
BNP Paribas SA
1 mo. USD LIBOR + 0.140%, 2.620%, due 05/20/19[1]	120,000,000	120,018,272
Canadian Imperial Bank of Commerce
1 mo. USD LIBOR + 0.200%, 2.702%, due 05/01/19[1]	50,000,000	50,000,395
China Construction Bank Corp. 2.420%, due 05/02/19	70,000,000	69,999,931
2.510%, due 05/23/19	50,000,000	50,000,056
Cooperatieve Rabobank UA
1 mo. USD LIBOR + 0.130%, 2.609%, due 05/07/19[1]	81,000,000	81,010,602
1 mo. USD LIBOR + 0.200%, 2.695%, due 05/02/19[1]	10,000,000	10,003,763
1 mo. USD LIBOR + 0.220%, 2.707%, due 05/20/19[1]	48,000,000	48,019,515
Credit Agricole Corporate & Investment Bank 2.420%, due 05/06/19	52,100,000	52,099,825
Industrial & Commercial Bank of China Ltd. 2.410%, due 05/02/19	50,000,000	49,999,976
KBC Bank NV 2.450%, due 05/06/19	222,500,000	222,501,328
Mizuho Bank Ltd. 2.580%, due 07/23/19	35,000,000	35,004,238
2.580%, due 07/25/19	80,000,000	80,009,605
2.620%, due 05/10/19	120,000,000	120,004,399
MUFG Bank Ltd. 2.610%, due 05/10/19	100,000,000	100,005,340
Nordea Bank AB
1 mo. USD LIBOR + 0.170%, 2.643%, due 05/13/19[1]	57,000,000	57,012,319
3 mo. USD LIBOR + 0.070%, 2.711%, due 05/21/19[1]	42,000,000	42,001,479

	Face Amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Norinchukin Bank Ltd. 2.400%, due 05/01/19	$45,000,000	$44,999,984
Oversea-Chinese Banking Corp. Ltd. 2.450%, due 05/06/19	55,000,000	54,999,962
1 mo. USD LIBOR + 0.130%, 2.609%, due 05/28/19[1]	52,000,000	51,999,145
3 mo. USD LIBOR, 2.736%, due 05/01/19[1]	75,000,000	74,999,948
1 mo. USD LIBOR + 0.250%, 2.743%, due 05/03/19[1]	60,000,000	60,000,241
Skandinaviska Enskilda Banken AB
3 mo. USD LIBOR + 0.020%, 2.602%, due 07/29/19[1]	60,000,000	60,002,887
1 mo. USD LIBOR + 0.170%, 2.643%, due 05/13/19[1]	50,000,000	50,003,817
3 mo. USD LIBOR + 0.070%, 2.651%, due 07/11/19[1]	75,000,000	75,022,824
Societe Generale
3 mo. USD LIBOR + 0.070%, 2.667%, due 07/15/19[1]	113,000,000	113,022,372
3 mo. USD LIBOR + 0.020%, 2.703%, due 05/20/19[1]	52,000,000	52,002,941
Sumitomo Mitsui Banking Corp. 2.590%, due 06/27/19	75,000,000	75,009,247
2.600%, due 05/30/19	52,500,000	52,505,750
2.600%, due 07/12/19	65,000,000	65,009,058
1 mo. USD LIBOR + 0.180%, 2.657%, due 05/28/19[1]	51,000,000	51,009,839
2.670%, due 06/14/19	100,000,000	100,022,914
1 mo. USD LIBOR + 0.190%, 2.673%, due 05/30/19[1]	111,000,000	111,022,004
Svenska Handelsbanken
1 mo. USD LIBOR + 0.170%, 2.657%, due 05/20/19[1]	20,000,000	20,002,414
3 mo. USD LIBOR + 0.140%, 2.737%, due 07/15/19[1]	75,000,000	75,057,426
3 mo. USD LIBOR + 0.100%, 2.839%, due 05/07/19[1]	20,000,000	20,000,345
1 mo. USD LIBOR + 0.380%, 2.862%, due 05/13/19[1]	65,000,000	65,097,182
Toronto-Dominion Bank Ltd.
1 mo. USD LIBOR + 0.330%, 2.825%, due 05/02/19[1]	60,000,000	60,033,217

		2,809,554,197

Banking-US—0.3%
Wells Fargo Bank N.A.
3 mo. USD LIBOR + 0.190%, 2.928%, due 05/07/19[1]	42,000,000	42,001,484
Total certificates of deposit (cost—$2,851,105,588)		2,851,555,681

Commercial paper[2]—52.5%
Asset backed-miscellaneous—27.7%
Albion Capital Corp.
2.580%, due 05/21/19	60,501,000	60,414,393
2.580%, due 07/22/19	50,000,000	49,710,076

37

Prime Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(continued)
Antalis S.A.
2.530%, due 05/02/19	$7,750,000	$7,748,943
2.530%, due 05/06/19	20,000,000	19,991,803
2.580%, due 06/13/19	35,000,000	34,892,670
2.580%, due 07/08/19	45,000,000	44,780,752
2.580%, due 07/11/19[3]	14,000,000	13,928,712
2.600%, due 05/09/19	85,000,000	84,947,661
2.600%, due 07/02/19	30,000,000	29,866,965
2.640%, due 05/06/19	18,310,000	18,302,496
Atlantic Asset Securitization LLC
2.460%, due 05/01/19	25,000,000	24,998,278
2.500%, due 05/31/19	35,000,000	34,923,417
Barton Capital Corp.
2.460%, due 05/01/19[3]	40,000,000	39,997,333
2.550%, due 07/11/19	75,000,000	74,611,500
2.580%, due 06/03/19	75,000,000	74,819,375
2.580%, due 06/10/19	110,000,000	109,676,157
2.620%, due 05/06/19	30,000,000	29,987,750
2.620%, due 05/10/19	35,000,000	34,975,792
CAFCO LLC
2.530%, due 06/07/19	59,000,000	58,844,244
2.540%, due 07/08/19	80,000,000	79,610,226
2.540%, due 07/12/19	35,000,000	34,819,234
Chariot Funding LLC
1 mo. USD LIBOR + 0.110%, 2.589%, due 05/28/19[1,3]	76,000,000	76,005,227
2.595%, due 07/10/19	72,000,000	71,642,302
1 mo. USD LIBOR + 0.160%, 2.634%, due 05/08/19[1,3]	71,000,000	71,018,771
Charta LLC
2.500%, due 05/02/19	20,000,000	19,997,303
2.520%, due 06/26/19[3]	40,000,000	39,840,020
2.540%, due 07/08/19	25,000,000	24,878,196
2.550%, due 06/17/19	45,000,000	44,849,160
2.550%, due 06/20/19	47,000,000	46,832,343
2.570%, due 05/21/19	25,000,000	24,964,008
Fairway Finance Corp.
2.440%, due 05/13/19	20,000,000	19,982,176
2.540%, due 07/02/19	20,000,000	19,910,960
2.540%, due 08/05/19	30,000,000	29,791,450
2.570%, due 06/04/19	50,000,000	49,877,646
2.570%, due 06/07/19	40,000,000	39,893,558
1 mo. USD LIBOR + 0.115%, 2.592%, due 05/16/19[1,3]	80,000,000	80,002,066
1 mo. USD LIBOR + 0.105%, 2.592%, due 05/20/19[1,3]	50,000,000	49,998,848
1 mo. USD LIBOR + 0.100%, 2.593%, due 05/03/19[1,3]	50,000,000	49,994,114
1 mo. USD LIBOR + 0.260%, 2.741%, due 05/10/19[1,3]	51,000,000	51,022,761
1 mo. USD LIBOR + 0.260%, 2.744%, due 05/13/19[1,3]	50,000,000	50,022,469
Gotham Funding Corp.
2.510%, due 06/25/19	20,000,000	19,921,444
2.560%, due 07/08/19	75,000,000	74,633,725

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(continued)
Liberty Street Funding LLC
2.540%, due 06/04/19	$8,000,000	$7,980,579
2.540%, due 06/06/19	55,000,000	54,858,737
2.540%, due 06/07/19	25,000,000	24,934,002
2.540%, due 07/15/19	38,000,000	37,797,920
2.560%, due 05/21/19	50,000,000	49,927,725
2.560%, due 07/09/19	50,000,000	49,754,708
2.560%, due 08/01/19	19,000,000	18,876,605
2.560%, due 08/05/19	50,000,000	49,660,635
2.610%, due 05/01/19	10,000,000	9,999,319
2.800%, due 05/07/19	14,000,000	13,993,303
2.830%, due 05/03/19	50,000,000	49,989,771
2.887%, due 05/06/19	15,000,000	14,993,853
LMA Americas LLC
2.520%, due 06/11/19	10,000,000	9,970,180
2.540%, due 05/14/19	5,000,000	4,995,199
2.550%, due 08/08/19	70,000,000	69,498,333
2.590%, due 10/16/19	30,000,000	29,634,397
2.600%, due 06/12/19	50,000,000	49,847,290
2.610%, due 08/19/19	46,000,000	45,634,070
2.620%, due 09/12/19	35,000,000	34,660,719
2.630%, due 07/15/19	58,000,000	57,685,195
2.650%, due 08/14/19	50,000,000	49,620,167
2.720%, due 05/28/19	45,700,000	45,610,215
2.770%, due 05/14/19	52,000,000	51,950,071
2.820%, due 06/07/19	39,000,000	38,894,984
2.830%, due 06/10/19	39,000,000	38,886,515
Manhattan Asset Funding Co. LLC
2.540%, due 06/11/19[3]	50,000,000	49,853,816
2.540%, due 06/12/19	110,000,000	109,670,608
2.550%, due 06/05/19	32,900,000	32,817,816
2.550%, due 06/12/19	98,592,000	98,296,769
Nieuw Amsterdam Receivables Corp.
2.520%, due 05/08/19	30,000,000	29,983,460
2.520%, due 05/09/19	69,000,000	68,957,168
2.550%, due 07/05/19	40,000,000	39,812,707
2.550%, due 07/17/19	70,000,000	69,611,430
2.560%, due 06/14/19	29,700,000	29,606,074
Old Line Funding LLC
1 mo. USD LIBOR + 0.080%, 2.557%, due 05/16/19[1,3]	30,000,000	29,999,983
2.560%, due 10/09/19	25,000,000	24,713,125
1 mo. USD LIBOR + 0.130%, 2.604%, due 05/13/19[1,3]	50,000,000	49,999,958
3 mo. USD LIBOR + 0.030%, 2.625%, due 06/03/19[1,3]	55,000,000	54,999,761
3 mo. USD LIBOR + 0.040%, 2.638%, due 07/03/19[1,3]	50,000,000	49,999,788
1 mo. USD LIBOR + 0.230%, 2.704%, due 05/07/19[1,3]	25,000,000	25,003,968
1 mo. USD LIBOR + 0.240%, 2.742%, due 05/01/19[1,3]	30,000,000	30,005,246
1 mo. USD LIBOR + 0.330%, 2.802%, due 05/09/19[1,3]	42,000,000	42,012,954
1 mo. USD LIBOR + 0.330%, 2.804%, due 05/07/19[1,3]	35,000,000	35,010,596
2.820%, due 05/06/19	40,000,000	39,983,607

38

Prime Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
Regency Markets No. 1 LLC
2.450%, due 05/02/19	$38,527,000	$38,521,748
Sheffield Receivables Corp.
2.560%, due 07/26/19	30,000,000	29,808,600
2.580%, due 07/18/19	62,000,000	61,644,487
Starbird Funding Corp.
2.540%, due 06/14/19	50,000,000	49,843,125
Thunder Bay Funding LLC
1 mo. USD LIBOR + 0.140%, 2.636%, due 05/13/19[1,3]	40,000,000	39,999,941
1 mo. USD LIBOR + 0.300%, 2.795%, due 05/02/19[1,3]	62,000,000	62,015,044
1 mo. USD LIBOR + 0.330%, 2.804%, due 05/07/19[1,3]	50,000,000	50,015,857
1 mo. USD LIBOR + 0.340%, 2.821%, due 05/24/19[1,3]	25,000,000	25,004,655
2.980%, due 06/17/19	30,000,000	29,899,440
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.200%, 2.677%, due 05/28/19[1,3]	40,000,000	39,999,977
1 mo. USD LIBOR + 0.220%, 2.693%, due 05/12/19[1,3]	67,000,000	67,003,493
Victory Receivables Corp.
2.540%, due 06/04/19	55,000,000	54,866,480
2.550%, due 06/14/19	18,500,000	18,441,956
2.560%, due 06/25/19	61,000,000	60,760,405

		4,364,744,858

Banking-non-US—17.5%
ANZ National International Ltd.
3 mo. USD LIBOR + 0.100%, 2.320%, due 05/09/19[1,3]	49,000,000	49,000,807
1 mo. USD LIBOR + 0.320%, 2.801%, due 05/24/19[1,3]	69,000,000	69,033,233
ASB Finance Ltd.
1 mo. USD LIBOR + 0.310%, 2.787%, due 05/07/19[1,3]	60,000,000	60,040,298
1 mo. USD LIBOR + 0.340%, 2.821%, due 05/10/19[1,3]	60,000,000	60,053,609
Australia & New Zealand Banking Group Ltd.
1 mo. USD LIBOR + 0.270%, 2.744%, due 05/08/19[1,3]	70,000,000	70,032,920
Bank of Nova Scotia
1 mo. USD LIBOR + 0.300%, 2.779%, due 05/07/19[1,3]	75,000,000	75,063,790
Banque et Caisse d’Epargne de l’Etat
2.540%, due 08/01/19	62,000,000	61,590,935
2.645%, due 06/07/19	91,500,000	91,263,274
Barclays Bank PLC
3 mo. USD LIBOR + 0.340%, 2.460%, due 05/07/19[1,3,4]	72,000,000	72,013,067
BNP Paribas SA
2.560%, due 10/04/19	120,000,000	118,653,986
BNZ International Funding Ltd.
1 mo. USD LIBOR + 0.120%, 2.613%, due 05/03/19[1,3]	70,000,000	70,006,779
1 mo. USD LIBOR + 0.190%, 2.677%, due 05/20/19[1,3]	50,000,000	50,006,590

	Face Amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(concluded)
China Construction Bank Corp.
2.410%, due 05/06/19	$50,000,000	$49,979,784
2.540%, due 05/07/19	140,000,000	139,933,850
DBS Bank Ltd.
2.480%, due 05/02/19	59,000,000	58,992,031
2.520%, due 06/03/19	120,000,000	119,715,533
2.550%, due 07/15/19	120,000,000	119,360,333
2.600%, due 05/03/19	61,000,000	60,987,622
DNB Bank ASA
1 mo. USD LIBOR + 0.160%, 2.633%, due 05/15/19[1,3]	50,000,000	50,004,141
Federation Des Caisses
2.410%, due 05/02/19	120,000,000	119,983,886
Industrial & Commercial Bank of China Ltd.
2.510%, due 05/22/19	55,000,000	54,916,376
2.530%, due 05/08/19	105,000,000	104,943,650
Mitsubishi UFJ Trust & Banking Corp.
2.560%, due 07/08/19	150,000,000	149,272,912
Mizuho Bank Ltd.
2.565%, due 06/10/19	80,000,000	79,773,406
2.575%, due 06/13/19	51,090,000	50,934,579
Oversea-Chinese Banking Corp. Ltd.
3 mo. USD LIBOR + 0.010%, 2.618%, due 06/05/19[1,3]	17,000,000	16,999,914
1 mo. USD LIBOR + 0.260%, 2.733%, due 05/13/19[1,3]	40,000,000	40,004,351
Royal Bank of Canada
1 mo. USD LIBOR + 0.320%, 2.815%, due 05/02/19[1,3]	60,000,000	60,041,286
Sumitomo Mitsui Trust Bank Ltd.
2.510%, due 07/08/19	100,000,000	99,518,533
2.560%, due 06/04/19	45,000,000	44,892,244
2.570%, due 08/09/19	100,000,000	99,284,022
2.600%, due 07/15/19	60,000,000	59,680,040
Toronto Dominion Bank Ltd.
2.460%, due 05/07/19	80,000,000	79,962,355
1 mo. USD LIBOR + 0.330%, 2.804%, due 05/07/19[1,3]	55,000,000	55,040,154
United Overseas Bank Ltd.
2.550%, due 06/12/19	70,000,000	69,794,400
Westpac Banking Corp.
3 mo. USD LIBOR + 0.180%, 2.780%, due 07/02/19[1,3]	70,000,000	70,064,458
Westpac Securities NZ Ltd.
3 mo. USD LIBOR + 0.120%, 2.749%, due 05/28/19[1,3]	69,000,000	69,004,865

		2,769,844,013

Banking-US—1.6%
Bedford Row Funding Corp.
1 mo. USD LIBOR + 0.160%, 2.634%, due 05/07/19[1,3]	20,000,000	20,003,693
1 mo. USD LIBOR + 0.150%, 2.637%, due 05/21/19[1,3]	47,000,000	47,005,316
Citigroup Global Markets Holdings, Inc.
2.540%, due 08/08/19	25,000,000	24,824,792
2.540%, due 10/07/19	32,000,000	31,632,640
2.560%, due 10/15/19	60,000,000	59,275,920

39

Prime Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Commercial paper[2]—(concluded)
Banking-US—(concluded)
J.P. Morgan Securities LLC
2.870%, due 07/08/19	$70,000,000	$69,657,338

		252,399,699

Energy-integrated—2.0%
Sinopec Century Bright Capital Investment Ltd.
2.550%, due 05/02/19	180,000,000	179,976,029
2.550%, due 05/03/19	40,000,000	39,992,000
2.550%, due 05/07/19	27,000,000	26,987,348
2.570%, due 05/02/19	70,000,000	69,990,678

		316,946,055

Finance-other—3.7%
CNPC Finance HK Ltd.
2.680%, due 05/01/19	238,000,000	237,983,043
2.680%, due 05/02/19	35,000,000	34,995,009
2.680%, due 05/07/19	65,000,000	64,967,391
2.700%, due 05/02/19	40,000,000	39,994,296
2.800%, due 05/15/19	60,000,000	59,935,000
Collateralized Commercial Paper Co. LLC
2.570%, due 10/07/19	25,000,000	24,711,889
3 mo. USD LIBOR + 0.060%, 2.659%, due 05/28/19[1]	43,000,000	43,002,279
3 mo. USD LIBOR + 0.040%, 2.666%, due 05/28/19[1]	54,000,000	53,999,778
3 mo. USD LIBOR + 0.120%, 2.722%, due 06/25/19[1]	20,000,000	20,003,367

		579,592,052
Total Commercial paper (cost—$8,283,205,822)		8,283,526,677

Repurchase agreements—20.3%
Repurchase agreement dated 04/30/19 with Barclays Bank PLC, 2.750% due 05/01/19, collateralized by $275,093,000 US Treasury Bond, 3.750% due 11/15/43 and $806,197,300 US Treasury Notes, 2.000% to 2.375% due 04/30/20 to 05/31/24; (value—$1,122,000,063); proceeds: $1,100,084,028	1,100,000,000	1,100,000,000
Repurchase agreement dated 04/30/19 with BNP Paribas SA, 2.600% due 05/01/19, collateralized by $7,551,097 Federal National Mortgage Association obligations, 6.500% to 8.500% due 06/18/27 to 12/25/41 and $169,599,616 various asset-backed convertible bonds, zero coupon to 11.000% due 06/01/21 to 01/28/70; (value—$140,155,767); proceeds: $130,009,389	130,000,000	130,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/19 with Fixed Income Clearing Corp., 2.750% due 05/01/19, collateralized by $553,365,000 US Treasury Bill, zero coupon due 04/23/20 and $1,023,750,000 US Treasury Notes, 2.000% to 2.625% due 06/15/21 to 11/30/24; (value—$1,560,604,321); proceeds: $1,530,116,875	$1,530,000,000	$1,530,000,000
Repurchase agreement dated 04/30/19 with J.P. Morgan Securities LLC, 2.750% due 05/01/19, collateralized by $400 US Treasury Bill, zero coupon due 07/18/19, $1,300 US Treasury Inflation Index Bonds, 0.875% to 1.000% due 02/15/47 to 02/15/48 and $260,238,500 US Treasury Notes, 1.625% to 3.000% due 07/31/22 to 11/15/26; (value—$255,000,032); proceeds: $250,019,097	250,000,000	250,000,000
Repurchase agreement dated 04/01/19 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.800% due 06/04/19, collateralized by $98,566,754 various asset-backed convertible bonds, 2.640% to 4.192% due 06/15/23 to 08/25/55; (value—$80,250,001); proceeds: $75,169,167[4,5]	75,000,000	75,000,000
Repurchase agreement dated 04/01/19 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.990% due 06/04/19, collateralized by $6,358,518 various asset-backed convertible bonds, zero coupon to 10.000% due 05/10/19 to 04/15/78 and 3,101,081 shares of various equity securities; (value—$133,750,166); proceeds: $125,301,076[4,6]	125,000,000	125,000,000
Total repurchase agreements (cost—$3,210,000,000)		3,210,000,000
Total investments (cost—$15,768,311,410 which approximates cost for federal income tax purposes)—99.9%		15,769,082,358

Other assets in excess of liabilities—0.1%		10,077,272
Net assets—100.0%		$15,779,159,630

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 58.

40

Prime Master Fund

Portfolio of investments—April 30, 2019

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Time deposits	$—	$1,424,000,000	$—	$1,424,000,000
Certificates of deposit	—	2,851,555,681	—	2,851,555,681
Commercial paper	—	8,283,526,677	—	8,283,526,677
Repurchase agreements	—	3,210,000,000	—	3,210,000,000
Total	$—	$15,769,082,358	$—	$15,769,082,358

At April 30, 2019, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $2,176,174,629, represented 13.8% of the Fund’s net assets at period end.

[4]	Illiquid investment at period end. Illiquid assets, in the amount of $272,013,067, represented 1.7% of the Fund’s net assets at period end.
[5]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the United States overnight bank funding rate + 0.38%). The interest rate shown is the current rate as of April 30, 2019. and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2019.

[6]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the United States overnight bank funding rate + 0.57%). The interest rate shown is the current rate as of April 30, 2019 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2019.

See accompanying notes to financial statements.

41

Government Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
US government and agency obligations—75.2%
Federal Farm Credit Bank
1 mo. USD LIBOR – 0.105%, 2.369%, due 05/17/19[1]	$10,000,000	$9,999,506
1 mo. USD LIBOR – 0.085%, 2.398%, due 05/30/19[1]	77,000,000	76,999,692
2.400%, due 11/25/19[2]	97,100,000	95,753,547
2.430%, due 07/31/19[2]	45,000,000	44,723,588
1 mo. USD LIBOR – 0.010%, 2.467%, due 05/25/19[1]	74,000,000	74,000,000
Federal Home Loan Bank
1 mo. USD LIBOR – 0.125%, 2.352%, due 05/16/19[1]	148,000,000	148,000,000
1 mo. USD LIBOR – 0.110%, 2.363%, due 05/13/19[1]	148,000,000	148,000,000
1 mo. USD LIBOR – 0.115%, 2.372%, due 05/19/19[1]	146,000,000	146,000,000
1 mo. USD LIBOR – 0.105%, 2.378%, due 05/26/19[1]	150,000,000	150,000,000
1 mo. USD LIBOR – 0.105%, 2.382%, due 05/19/19[1]	67,000,000	67,000,000
1 mo. USD LIBOR – 0.105%, 2.382%, due 05/20/19[1]	151,000,000	151,000,000
1 mo. USD LIBOR – 0.105%, 2.382%, due 05/23/19[1]	80,000,000	80,000,000
1 mo. USD LIBOR – 0.100%, 2.387%, due 05/21/19[1]	150,000,000	150,000,000
2.387%, due 05/29/19[2]	70,000,000	69,870,041
1 mo. USD LIBOR – 0.085%, 2.388%, due 05/13/19[1]	50,000,000	50,000,000
2.388%, due 05/31/19[2]	170,000,000	169,661,700
2.388%, due 07/12/19[2]	170,000,000	169,188,080
2.390%, due 06/12/19[2]	165,000,000	164,539,925
2.390%, due 07/08/19[2]	147,500,000	146,834,119
2.390%, due 07/10/19[2]	162,000,000	161,247,150
1 mo. USD LIBOR – 0.090%, 2.391%, due 05/10/19[1]	59,000,000	59,000,000
1 mo. USD LIBOR – 0.090%, 2.394%, due 05/11/19[1]	85,000,000	85,000,000
2.399%, due 05/08/19[2]	55,000,000	54,974,344
1 mo. USD LIBOR – 0.080%, 2.399%, due 05/27/19[1]	148,000,000	148,000,000
2.399%, due 07/19/19[2]	170,000,000	169,105,040
2.400%, due 08/01/19[2]	77,000,000	76,527,733
2.400%, due 09/11/19[2]	77,000,000	76,317,267
2.400%, due 10/21/19[2]	123,500,000	122,075,633
2.402%, due 05/03/19[2]	173,000,000	172,976,914
1 mo. USD LIBOR – 0.070%, 2.402%, due 05/09/19[1]	145,000,000	145,000,000
1 mo. USD LIBOR – 0.085%, 2.402%, due 05/21/19[1]	77,000,000	77,000,000
2.405%, due 05/10/19[2]	152,000,000	151,908,610
2.405%, due 05/15/19[2]	65,000,000	64,939,207
2.407%, due 05/03/19[2]	45,000,000	44,993,983
1 mo. USD LIBOR – 0.085%, 2.408%, due 05/03/19[1]	81,000,000	81,000,000
1 mo. USD LIBOR – 0.065%, 2.409%, due 05/17/19[1]	85,000,000	85,000,000

	Face Amount	Value
US government and agency obligations—(continued)
2.409%, due 06/19/19[2]	$165,000,000	$164,458,979
2.410%, due 05/15/19[2]	170,000,000	169,840,672
2.410%, due 07/11/19[2]	103,500,000	103,008,059
2.410%, due 07/18/19[2]	200,000,000	198,955,667
2.410%, due 08/02/19[2]	24,840,000	24,685,350
2.410%, due 10/25/19[2]	77,000,000	76,087,614
1 mo. USD LIBOR – 0.065%, 2.415%, due 05/18/19[1]	53,000,000	53,000,000
2.415%, due 05/21/19[2]	145,000,000	144,805,458
2.415%, due 06/12/19[2]	155,000,000	154,563,288
2.415%, due 06/26/19[2]	162,000,000	161,391,420
2.415%, due 07/03/19[2]	65,000,000	64,725,294
2.415%, due 08/15/19[2]	74,000,000	73,473,798
1 mo. USD LIBOR – 0.055%, 2.418%, due 05/14/19[1]	68,000,000	68,000,000
2.420%, due 05/15/19[2]	57,000,000	56,946,357
2.420%, due 05/22/19[2]	96,000,000	95,864,480
2.420%, due 05/24/19[2]	255,000,000	254,605,742
2.420%, due 06/14/19[2]	84,275,000	84,025,733
2.420%, due 06/17/19[2]	128,000,000	127,595,591
2.420%, due 07/01/19[2]	75,000,000	74,692,458
2.422%, due 06/19/19[2]	165,000,000	164,456,059
2.423%, due 05/24/19[2]	170,000,000	169,736,835
2.423%, due 05/29/19[2]	170,000,000	169,679,626
2.425%, due 05/22/19[2]	31,790,000	31,745,030
2.425%, due 07/15/19[2]	100,000,000	99,494,792
2.430%, due 05/15/19[2]	85,800,000	85,718,919
2.430%, due 05/17/19[2]	107,000,000	106,884,440
2.430%, due 05/30/19[2]	54,310,000	54,203,688
2.430%, due 09/25/19[2]	173,000,000	171,283,408
2.432%, due 06/10/19[2]	128,000,000	127,654,116
2.435%, due 05/01/19[2]	153,000,000	153,000,000
2.435%, due 06/19/19[2]	212,000,000	211,297,367
2.435%, due 07/17/19[2]	297,000,000	295,453,166
2.435%, due 10/01/19[2]	143,000,000	141,520,129
2.437%, due 09/20/19[2]	49,000,000	48,528,982
1 mo. USD LIBOR – 0.045%, 2.438%, due 05/26/19[1]	75,000,000	75,000,000
2.440%, due 10/02/19[2]	148,000,000	146,455,209
2.440%, due 10/17/19[2]	24,600,000	24,318,221
2.440%, due 10/21/19[2]	98,500,000	97,345,033
1 mo. USD LIBOR – 0.040%, 2.443%, due 05/26/19[1]	75,000,000	75,000,000
2.445%, due 05/17/19[2]	165,000,000	164,820,700
1 mo. USD LIBOR – 0.045%, 2.448%, due 05/03/19[1]	109,000,000	109,000,000
1 mo. USD LIBOR – 0.035%, 2.448%, due 05/30/19[1]	70,000,000	70,000,000
2.450%, due 09/11/19[2]	20,200,000	20,017,162
2.450%, due 09/13/19[2]	28,600,000	28,337,238
2.455%, due 10/11/19[2]	75,000,000	74,166,323
1 mo. USD LIBOR – 0.020%, 2.457%, due 05/25/19[1]	75,000,000	75,000,000
2.460%, due 08/21/19[2]	270,000,000	267,933,600
3 mo. USD LIBOR – 0.265%, 2.473%, due 05/02/19[1]	96,000,000	95,986,774
1 mo. USD LIBOR – 0.025%, 2.474%, due 05/09/19[1]	148,000,000	148,000,000

42

Government Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
US government and agency obligations—(concluded)
3 mo. USD LIBOR – 0.160%, 2.491%, due 05/24/19[1]	$74,000,000	$ 74,007,403
2.510%, due 04/02/20	148,400,000	148,400,000
2.526%, due 07/05/19[2]	3,000,000	2,986,675
SOFR + 0.065%, 2.545%, due 05/01/19[1]	64,000,000	64,000,000
US Treasury Bills
2.492%, due 05/02/19[2]	103,000,000	102,993,053
2.513%, due 05/09/19[2]	110,000,000	109,940,172
2.746%, due 11/07/19[2]	200,000,000	197,215,972
US Treasury Notes
3 mo. Treasury money market yield + 0.033%, 2.448%, due 05/01/19[1]	274,000,000	274,006,685
3 mo. Treasury money market yield + 0.045%, 2.460%, due 05/01/19[1]	46,000,000	45,997,951
3 mo. Treasury money market yield + 0.060%, 2.475%, due 05/01/19[1]	100,000,000	100,026,794
3 mo. Treasury money market yield + 0.115%, 2.530%, due 05/01/19[1]	75,000,000	74,925,275
Total US government and agency obligations (cost—$10,733,898,836)		10,733,898,836

Repurchase agreements—25.9%
Repurchase agreement dated 04/24/19 with Barclays Bank PLC, 2.430% due 05/01/19, collateralized by $955,655,521 Federal Home Loan Mortgage Corp. obligations, zero coupon to 9.000% due 01/15/21 to 11/25/50, $126,301,557 Federal National Mortgage Association obligations, 3.464% to 6.600% due 03/18/27 to 11/01/42 and $50,966,060 Government National Mortgage Association obligations, 3.500% to 4.000% due 08/20/47 to 10/20/48; (value—$102,440,056); proceeds: $100,047,250	100,000,000	100,000,000
Repurchase agreement dated 04/25/19 with Barclays Bank PLC, 2.430% due 05/02/19, collateralized by $153,673,905 Federal Home Loan Mortgage Corp. obligations, 1.466% to 3.716% due 08/15/47 to 09/15/48 and $333,112,083 Government National Mortgage Association obligations, 3.000% to 3.962% due 04/20/41 to 03/20/49; (value—$103,000,000); proceeds: $100,047,250	100,000,000	100,000,000
Repurchase agreement dated 04/29/19 with Barclays Bank PLC, 2.470% due 05/06/19, collateralized by $150,240,675 Government National Mortgage Association obligations, 3.000% to 3.500% due 01/20/42 to 03/20/48; (value—$103,000,000); proceeds: $100,048,028	100,000,000	100,000,000

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/30/19 with Barclays Bank PLC, 2.750% due 05/01/19, collateralized by $11,415,200 US Treasury Bond, 3.750% due 11/15/43 and $1,333,646,400 US Treasury Notes, 1.125% to 2.250% due 05/15/20 to 02/15/27; (value—$1,326,000,089); proceeds: $1,300,099,306	$1,300,000,000	$1,300,000,000
Repurchase agreement dated 04/30/19 with BNP Paribas SA, 2.740% due 05/01/19, collateralized by $2,040 Federal National Mortgage Association obligations, zero coupon to 1.625% due 10/09/19 to 01/21/20, $100,215,900 US Treasury Notes, 2.349% to 2.750% due 10/31/20 to 11/30/20, $800 US Treasury Bond Principal STRIP, zero coupon due 08/15/42 and $52 US Treasury Bond STRIP, zero coupon due 08/15/37; (value—$102,000,000); proceeds: $100,007,611	100,000,000	100,000,000
Repurchase agreement dated 04/30/19 with Fixed Income Clearing Corp., 2.750% due 05/01/19, collateralized $531,475,000 US Treasury Bill, zero coupon due 04/23/20 and $466,400,000 US Treasury Inflation Index Bond, 0.125% due 04/15/20; (value—$1,020,001,663); proceeds: $1,000,076,389	1,000,000,000	1,000,000,000
Repurchase agreement dated 04/30/19 with J.P. Morgan Securities LLC, 2.750% due 05/01/19, collateralized by $51,375,300 US Treasury Note, 2.250% due 03/31/26; (value—$51,000,017); proceeds: $50,003,819	50,000,000	50,000,000
Repurchase agreement dated 04/30/19 with J.P. Morgan Securities LLC, 2.770% due 05/01/19, collateralized by $58,541,716 Federal Home Loan Mortgage Corp. obligations, 4.000% to 4.500% due 02/01/47 to 11/01/47, $58,300,038 Federal National Mortgage Association obligations, 2.500% to 4.000% due 10/01/26 to 01/01/58; (value—$102,000,000); proceeds: $100,007,694	100,000,000	100,000,000
Repurchase agreement dated 04/30/19 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.520% due 05/07/19, collateralized by $154,839,000 Federal Home Loan Bank obligations, zero coupon due 10/18/19 to 10/23/19; (value—$153,000,713); proceeds: $150,073,500	150,000,000	150,000,000

43

Government Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 01/28/19 with MUFG Securities Americas Inc., 2.470% due 06/04/19, collateralized by $163,800,584 Federal Home Loan Mortgage Corp. obligations, 3.000% to 4.000% due 07/15/28 to 06/15/52, $376,207,390 Federal National Mortgage Association obligations, 2.000% to 4.000% due 09/25/29 to 09/25/48 and $49,553,581 Government National Mortgage Association obligations, 2.000% to 4.000% due 12/20/43 to 11/20/48; (value—$510,000,000); proceeds: $503,156,111[3,4]	$500,000,000	$500,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/19 with Toronto- Dominion Bank, 2.750% due 05/01/19, collateralized by $198,423,847 Federal Home Loan Mortgage Corp. obligations, 2.500% to 6.500% due 05/15/19 to 01/01/49 and $402,601,085 Federal National Mortgage Association obligations, 2.500% to 6.000% due 01/01/20 to 03/01/49; (value—$204,000,000); proceeds: $200,015,278	$200,000,000	$200,000,000
Total repurchase agreements (cost—$3,700,000,000)		3,700,000,000
Total investments (cost—$14,433,898,836 which approximates cost for federal income tax purposes)—101.1%		14,433,898,836

Liabilities in excess of other assets—(1.1)%		(155,411,564)
Net assets—100.0%		$14,278,487,272

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 58.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$10,733,898,836	$—	$10,733,898,836
Repurchase agreements	—	3,700,000,000	—	3,700,000,000
Total	$—	$14,433,898,836	$—	$14,433,898,836

At April 30, 2019, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Illiquid investment at period end. Illiquid assets, in the amount of $500,000,000, represented 3.5% of the Fund’s net assets at period end.
[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the Federal Reserve Overnight Reverse Repo Facility Rate + 0.22%). The interest rate shown is the current rate as of April 30, 2019 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2019.

See accompanying notes to financial statements.

44

Treasury Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
US government obligations—50.6%
US Treasury Bills 2.418%, due 06/11/19[1]	$400,000,000	$398,917,372
2.419%, due 07/05/19[1]	400,000,000	398,284,723
2.424%, due 07/25/19[1]	200,000,000	198,878,000
2.429%, due 06/18/19[1]	200,000,000	199,363,467
2.430%, due 07/18/19[1]	200,000,000	198,967,800
2.435%, due 06/06/19[1]	340,000,000	339,188,050
2.441%, due 05/23/19[1]	392,000,000	391,427,127
2.441%, due 06/13/19[1]	400,000,000	398,855,597
2.446%, due 05/07/19[1]	400,000,000	399,839,716
2.453%, due 05/14/19[1]	200,000,000	199,825,944
2.453%, due 05/21/19[1]	200,000,000	199,732,167
2.454%, due 05/16/19[1]	164,000,000	163,836,000
2.458%, due 06/27/19[1]	400,000,000	398,474,299
2.465%, due 06/20/19[1]	400,000,000	398,657,361
2.492%, due 05/02/19[1]	130,000,000	129,991,232
2.513%, due 05/09/19[1]	140,000,000	139,923,855
2.746%, due 11/07/19[1]	250,000,000	246,519,965
US Treasury Notes 0.875%, due 05/15/19	100,000,000	99,939,579
1.125%, due 05/31/19	90,000,000	89,901,511
1.250%, due 05/31/19	100,000,000	99,898,604
1.500%, due 11/30/19	256,000,000	254,175,548
3 mo. Treasury money market yield, 2.415%, due 05/01/19[2]	650,000,000	649,898,323
3 mo. Treasury money market yield + 0.033%, 2.448%, due 05/01/19[2]	600,000,000	599,946,510
3 mo. Treasury money market yield + 0.043%, 2.458%, due 05/01/19[2]	500,000,000	499,869,574
3 mo. Treasury money market yield + 0.045%, 2.460%, due 05/01/19[2]	54,000,000	53,997,595
3 mo. Treasury money market yield + 0.048%, 2.463%, due 05/01/19[2]	650,000,000	650,019,502
3 mo. Treasury money market yield + 0.060%, 2.475%, due 05/01/19[2]	580,000,000	580,054,411
3 mo. Treasury money market yield + 0.115%, 2.530%, due 05/01/19[2]	335,000,000	334,723,335
Total US government obligations (cost—$8,713,107,167)		8,713,107,167

Repurchase agreements—49.3%
Repurchase agreement dated 04/24/19 with Barclays Bank PLC, 2.420% due 05/01/19, collateralized by $92,108,800 US Treasury Bill, zero coupon due 06/13/19 and $110,490,400 US Treasury Note, 2.875% due 10/15/21; (value—$204,000,022); proceeds: $200,094,111	200,000,000	200,000,000

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/25/19 with Barclays Bank PLC, 2.420% due 05/02/19, collateralized by $102,300,700 US Treasury Bill, zero coupon due 06/13/19; (value—$102,000,038); proceeds: $100,047,056	$100,000,000	$100,000,000
Repurchase agreement dated 04/26/19 with Barclays Bank PLC, 2.440% due 05/03/19, collateralized by $305,792,600 US Treasury Notes, 2.250% to 2.875% due 04/30/21 to 10/15/21; (value—$306,000,044); proceeds: $300,142,333	300,000,000	300,000,000
Repurchase agreement dated 04/29/19 with Barclays Bank PLC, 2.460% due 05/06/19, collateralized by $306,300,200 US Treasury Note, 2.250% due 04/30/21; (value—$306,000,026); proceeds: $300,143,500	300,000,000	300,000,000
Repurchase agreement dated 04/30/19 with Barclays Bank PLC, 2.490% due 05/07/19, collateralized by $410,965,000 US Treasury Bills, zero coupon due 07/11/19 to 08/22/19; (value—$408,000,016); proceeds: $400,193,667	400,000,000	400,000,000
Repurchase agreement dated 04/30/19 with Barclays Bank PLC, 2.750% due 05/01/19, collateralized by $153,451,000 US Treasury Bill, zero coupon due 06/13/19; (value—$153,000,008); proceeds: $150,011,458	150,000,000	150,000,000
Repurchase agreement dated 04/30/19 with BNP Paribas SA, 2.730% due 05/01/19, collateralized by $3,203,000 US Treasury Bill, zero coupon due 05/09/19, $100,541,100 US Treasury Bonds, 4.375% to 5.000% due 05/15/37 to 11/15/39, $1,000 US Treasury Inflation Index Bond, 3.875% due 04/15/29, $748,299,900 US Treasury Notes, 2.250% to 2.875% due 04/15/21 to 11/30/25 and $50,589,289 US Treasury Bond STRIP, zero coupon due 02/15/30; (value—$918,000,000); proceeds: $900,068,250	900,000,000	900,000,000
Repurchase agreement dated 04/30/19 with Fixed Income Clearing Corp., 2.750% due 05/01/19, collateralized by $921,600,000 US Treasury Inflation Index Notes, 0.125% to 1.875% due 07/15/19 to 04/15/20 and $1,594,395,000 US Treasury Notes, 1.000% to 2.500% due 06/30/19 to 05/31/24; (value—$2,652,006,696); proceeds: $2,600,198,611	2,600,000,000	2,600,000,000
Repurchase agreement dated 04/30/19 with Goldman Sachs & Co., 2.470% due 05/07/19, collateralized by $240,504,000 US Treasury Note, 2.250% due 12/31/24, $43,496,000 US Treasury Bonds Principal STRIP, zero coupon due 11/15/44 and $92,578,040 US Treasury Bond STRIPs, zero coupon due 02/15/39 to 02/15/49; (value—$306,000,001); proceeds: $300,144,083	300,000,000	300,000,000

45

Treasury Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/30/19 with J.P. Morgan Securities LLC, 2.750% due 05/01/19, collateralized by $99,349,900 US Treasury Note, 2.750% due 02/15/28; (value—$102,000,014); proceeds: $100,007,639	$100,000,000	$100,000,000
Repurchase agreement dated 04/30/19 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.500% due 05/07/19, collateralized by $131,792,800 US Treasury Inflation Index Note, 1.250% due 07/15/20 and $304,914,200 US Treasury Notes, 1.500% to 3.375% due 11/15/19 to 03/31/23; (value—$459,000,035); proceeds: $450,218,750	450,000,000	450,000,000
Repurchase agreement dated 04/30/19 with Mizuho Securities USA LLC, 2.700% due 05/01/19, collateralized by $32,027,900 US Treasury Bills, zero coupon due 08/22/19 to 09/26/19 and $481,825,300 US Treasury Notes, 1.250% to 2.250% due 02/29/20 to 11/15/27; (value—$510,000,012); proceeds: $500,037,500	500,000,000	500,000,000
Repurchase agreement dated 04/24/19 with MUFG Securities (Canada) Ltd., 2.390% due 05/01/19, collateralized by $100 US Treasury Bond, 3.000% due 05/15/47 and $299,607,600 US Treasury Notes, 1.375% to 2.875% due 05/31/20 to 03/31/25; (value—$306,000,032); proceeds: $300,139,417	300,000,000	300,000,000
Repurchase agreement dated 04/29/19 with MUFG Securities Americas Inc., 2.420% due 05/06/19, collateralized by $200 US Treasury Bill, zero coupon due 07/05/19, $114,478,500 US Treasury Bonds, 3.000% to 6.125% due 08/15/29 to 02/15/47, $50,000,000 US Treasury Inflation Index Bond, 1.000% due 02/15/46, $114,690,100 US Treasury Inflation Index Notes, 0.375% to 1.375% due 01/15/20 to 01/15/27, $188,395,900 US Treasury Notes, 2.250% to 2.750% due 08/31/23 to 08/15/27 and $3,138,910 US Treasury Bond STRIPs, zero coupon due 08/15/21; (value—$510,000,023); proceeds: $500,235,278	500,000,000	500,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/19 with MUFG Securities (Canada) Ltd., 2.450% due 05/07/19, collateralized by $299,815,300 US Treasury Notes, 2.250% to 2.875% due 07/31/21 to 08/31/25; (value—$306,000,035); proceeds: $300,142,917	$300,000,000	$300,000,000
Repurchase agreement dated 04/30/19 with MUFG Securities Americas Inc., 2.700% due 05/01/19, collateralized by $49,699,000 US Treasury Inflation Index Note, 0.625% due 01/15/26 and $455,636,200 US Treasury Notes, 1.375% to 2.750% due 07/31/19 to 01/31/26; (value—$510,000,003); proceeds: $500,037,500	500,000,000	500,000,000
Repurchase agreement dated 04/30/19 with MUFG Securities (Canada) Ltd., 2.700% due 05/01/19, collateralized by $150,000,000 US Treasury Inflation Index Note, 0.125% due 07/15/26 and $453,883,000 US Treasury Notes, 1.375% to 3.500% due 05/15/20 to 12/31/23; (value—$612,000,018); proceeds: $600,045,000	600,000,000	600,000,000
Total repurchase agreements (cost—$8,500,000,000)		8,500,000,000
Total investments (cost—$17,213,107,167 which approximates cost for federal income tax purposes)—99.9%		17,213,107,167

Other assets in excess of liabilities—0.1%		9,582,802
Net assets—100.0%		$17,222,689,969

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 58.

46

Treasury Master Fund

Portfolio of investments—April 30, 2019

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government obligations	$—	$8,713,107,167	$—	$8,713,107,167
Repurchase agreements	—	8,500,000,000	—	8,500,000,000
Total	$—	$17,213,107,167	$—	$17,213,107,167

At April 30, 2019, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

See accompanying notes to financial statements.

47

Prime CNAV Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Time deposits—9.7%
Banking-non-US—9.7%
ABN Amro Bank NV 2.380%, due 05/01/19	$25,000,000	$25,000,000
Credit Agricole Corporate & Investment Bank 2.370%, due 05/01/19	2,000,000	2,000,000
Credit Industriel et Commercial 2.360%, due 05/01/19	100,000,000	100,000,000
Mizuho Corporate Bank Ltd. 2.440%, due 05/01/19	150,000,000	150,000,000
Natixis 2.400%, due 05/01/19	200,000,000	200,000,000
Total time deposits (cost—$477,000,000)		477,000,000

Certificates of deposit—14.5%
Banking-non-US—14.5%
Bank of Montreal 2.560%, due 07/08/19	50,000,000	50,000,000
2.780%, due 06/06/19	14,500,000	14,500,000
1 mo. SOFR + 0.440%, 2.920%, due 05/09/19[1]	15,000,000	15,000,000
Bank of Nova Scotia
1 mo. USD LIBOR + 0.260%, 2.734%, due 05/07/19[1]	15,000,000	15,000,000
BNP Paribas SA
1 mo. USD LIBOR + 0.140%, 2.620%, due 09/18/19[1]	36,000,000	36,000,000
Canadian Imperial Bank of Commerce
3 mo. USD LIBOR + 0.200%, 2.936%, due 05/01/19[1]	16,000,000	16,000,000
China Construction Bank Corp. 2.510%, due 05/23/19	15,000,000	15,000,000
Cooperatieve Rabobank UA
1 mo. USD LIBOR + 0.220%, 2.707%, due 07/19/19[1]	14,000,000	14,000,000
Credit Agricole Corporate & Investment Bank 2.420%, due 05/06/19	42,000,000	42,000,000
Mitsubishi UFJ Trust & Banking Corp. 2.590%, due 10/29/19	32,000,000	32,000,000
Mizuho Bank Ltd. 2.580%, due 07/23/19	10,000,000	10,000,000
2.620%, due 05/10/19	35,000,000	35,000,000
MUFG Bank Ltd. 2.580%, due 05/01/19	35,000,000	35,000,000
2.610%, due 05/10/19	35,000,000	35,000,000
Nordea Bank AB
1 mo. USD LIBOR + 0.170%, 2.643%, due 06/13/19[1]	17,000,000	17,000,000
Norinchukin Bank Ltd. 2.400%, due 05/01/19	30,000,000	30,000,000
Oversea-Chinese Banking Corp. Ltd. 2.545%, due 06/24/19	49,000,000	48,999,516
1 mo. USD LIBOR + 0.130%, 2.609%, due 11/27/19[1]	16,000,000	16,000,000
3 mo. USD LIBOR, 2.736%, due 11/01/19[1]	20,000,000	20,000,000
1 mo. USD LIBOR + 0.250%, 2.743%, due 05/03/19[1]	15,000,000	15,000,000

	Face Amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Skandinaviska Enskilda Banken AB
3 mo. USD LIBOR + 0.020%, 2.602%, due 10/28/19[1]	$20,000,000	$20,000,000
3 mo. USD LIBOR + 0.070%, 2.651%, due 10/11/19[1]	20,000,000	20,000,000
Societe Generale
3 mo. USD LIBOR + 0.070%, 2.667%, due 07/15/19[1]	30,000,000	30,000,000
Sumitomo Mitsui Trust Bank Ltd. 2.590%, due 06/27/19	23,000,000	23,000,000
2.600%, due 05/30/19	16,000,000	16,000,000
2.600%, due 07/12/19	33,000,000	33,000,000
Svenska Handelsbanken
1 mo. USD LIBOR + 0.170%, 2.657%, due 05/20/19[1]	16,000,000	16,000,000
3 mo. USD LIBOR + 0.140%, 2.737%, due 01/14/20[1]	12,000,000	12,000,000
1 mo. USD LIBOR + 0.340%, 2.827%, due 11/21/19[1]	10,000,000	10,000,000
1 mo. USD LIBOR + 0.380%, 2.862%, due 12/12/19[1]	15,000,000	15,000,000
Total certificates of deposit (cost—$706,499,516)		706,499,516

Commercial paper[2]—52.5%
Asset backed-miscellaneous—28.8%
Albion Capital Corp. 2.580%, due 07/22/19	33,000,000	32,806,070
Antalis S.A. 2.530%, due 05/06/19	10,000,000	9,996,486
2.580%, due 06/13/19	15,000,000	14,953,775
2.580%, due 07/08/19	14,000,000	13,931,773
2.580%, due 07/11/19[3]	16,000,000	15,918,587
2.600%, due 05/09/19	40,350,000	40,326,687
2.600%, due 07/02/19	15,000,000	14,932,833
2.640%, due 05/06/19	15,000,000	14,994,500
Atlantic Asset Securitization LLC 2.460%, due 05/01/19	75,000,000	75,000,000
2.500%, due 05/31/19	15,000,000	14,968,750
2.550%, due 06/26/19	28,000,000	27,888,933
Barton Capital Corp. 2.460%, due 05/01/19[3]	5,000,000	5,000,000
2.580%, due 06/03/19	25,000,000	24,940,875
2.580%, due 06/10/19	25,000,000	24,928,333
2.620%, due 05/06/19	10,000,000	9,996,361
CAFCO LLC 2.530%, due 06/07/19	16,000,000	15,958,396
2.540%, due 07/08/19	20,000,000	19,904,045
2.540%, due 07/12/19	10,000,000	9,949,200
Chariot Funding LLC
1 mo. USD LIBOR + 0.160%, 2.634%, due 08/08/19[1,3]	20,000,000	20,000,000
Charta LLC 2.500%, due 05/02/19	15,000,000	14,998,958
2.520%, due 06/26/19[3]	10,000,000	9,960,800
2.540%, due 07/08/19	15,000,000	14,928,033

48

Prime CNAV Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(continued)
2.550%, due 06/20/19	$13,000,000	$12,953,958
2.570%, due 05/21/19	15,000,000	14,978,583
Fairway Finance Co. LLC 2.440%, due 05/08/19	20,000,000	19,990,511
2.440%, due 05/13/19	10,000,000	9,991,867
2.540%, due 07/02/19	10,000,000	9,956,256
1 mo. USD LIBOR + 0.110%, 2.590%, due 09/20/19[1,3]	25,000,000	24,999,035
1 mo. USD LIBOR + 0.260%, 2.741%, due 05/10/19[1,3]	13,000,000	13,000,000
Gotham Funding Corp. 2.520%, due 05/13/19	14,500,000	14,487,820
2.560%, due 07/08/19	25,000,000	24,879,111
Liberty Street Funding LLC 2.540%, due 06/04/19	3,000,000	2,992,803
2.540%, due 06/06/19	15,000,000	14,961,900
2.540%, due 06/07/19	15,000,000	14,960,842
2.540%, due 07/15/19	12,000,000	11,936,500
2.550%, due 06/10/19	5,300,000	5,284,983
2.560%, due 08/01/19	6,000,000	5,960,747
2.570%, due 07/02/19	19,000,000	18,915,904
2.800%, due 05/07/19	18,000,000	17,991,600
2.820%, due 05/06/19	22,000,000	21,991,383
LMA Americas LLC 2.520%, due 06/11/19	10,000,000	9,971,300
2.540%, due 05/14/19	9,000,000	8,991,745
2.550%, due 08/08/19	20,000,000	19,859,750
2.590%, due 10/16/19	10,000,000	9,879,133
2.610%, due 08/19/19	16,000,000	15,872,400
2.620%, due 09/12/19	20,000,000	19,804,956
2.630%, due 07/15/19	17,000,000	16,906,854
2.750%, due 05/14/19	25,000,000	24,975,174
2.820%, due 06/07/19	11,000,000	10,968,118
2.830%, due 06/10/19	11,000,000	10,965,411
Manhattan Asset Funding Co. LLC 2.540%, due 06/11/19[3]	30,000,000	29,913,217
2.540%, due 06/12/19	30,000,000	29,911,100
2.550%, due 05/23/19	50,000,000	49,922,084
2.550%, due 06/05/19	10,000,000	9,975,208
Nieuw Amsterdam Receivables Corp. 2.520%, due 05/03/19[3]	25,000,000	24,996,500
2.520%, due 05/08/19	10,000,000	9,995,100
2.520%, due 05/09/19	21,000,000	20,988,240
2.550%, due 07/05/19	15,000,000	14,930,938
2.550%, due 07/17/19	22,000,000	21,880,008
Old Line Funding LLC
1 mo. USD LIBOR + 0.080%, 2.557%, due 07/16/19[1,3]	30,000,000	30,000,000
2.560%, due 10/09/19	25,000,000	24,713,778
3 mo. USD LIBOR + 0.030%, 2.625%, due 12/03/19[1,3]	20,000,000	20,000,000
1 mo. USD LIBOR + 0.150%, 2.630%, due 12/20/19[1,3]	20,000,000	20,000,000
1 mo. USD LIBOR + 0.230%, 2.704%, due 08/07/19[1,3]	23,000,000	23,000,000
1 mo. USD LIBOR + 0.330%, 2.802%, due 08/09/19[1,3]	8,000,000	8,000,000

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
1 mo. USD LIBOR + 0.330%, 2.804%, due 08/07/19[1,3]	$15,000,000	$15,000,000
Regency Markets No. 1 LLC 2.450%, due 05/02/19	5,000,000	4,999,660
Sheffield Receivables Co. LLC 2.580%, due 07/18/19	20,000,000	19,888,200
Starbird Funding Corp. 2.540%, due 06/14/19	40,000,000	39,875,822
Thunder Bay Funding LLC
1 mo. USD LIBOR + 0.140%, 2.636%, due 12/11/19[1,3]	17,000,000	17,000,000
1 mo. USD LIBOR + 0.300%, 2.795%, due 08/02/19[1,3]	13,000,000	13,000,000
1 mo. USD LIBOR + 0.340%, 2.821%, due 06/24/19[1,3]	25,000,000	25,000,000
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.200%, 2.677%, due 06/04/19[1,3]	23,000,000	23,000,000
1 mo. USD LIBOR + 0.220%, 2.693%, due 08/12/19[1,3]	15,000,000	15,000,000
Victory Receivables Corp. 2.520%, due 05/06/19	26,000,000	25,990,900
2.550%, due 06/14/19	15,000,000	14,953,250

		1,406,646,044

Banking-non-US—16.4%
ANZ New Zealand International Ltd.
1 mo. USD LIBOR + 0.320%, 2.801%, due 05/24/19[1,3]	16,000,000	16,000,000
ASB Finance Ltd.
1 mo. USD LIBOR + 0.310%, 2.787%, due 08/05/19[1,3]	15,000,000	15,000,000
Australia & New Zealand Banking Group Ltd.
1 mo. USD LIBOR + 0.270%, 2.744%, due 07/08/19[1,3]	19,000,000	19,000,000
Bank of Nova Scotia
1 mo. USD LIBOR + 0.300%, 2.779%, due 10/04/19[1,3]	20,000,000	20,000,000
Banque et Caisse d’Epargne de L’Etat 2.540%, due 08/01/19	20,000,000	19,870,178
2.645%, due 06/07/19	26,000,000	25,929,320
Barclays Bank PLC
3 mo. USD LIBOR + 0.340%, 2.932%, due 05/07/19[1,3,4]	18,000,000	18,000,000
BNP Paribas SA 2.560%, due 10/04/19	35,000,000	34,611,733
BNZ International Funding Ltd.
1 mo. USD LIBOR + 0.120%, 2.613%, due 09/03/19[1,3]	21,000,000	21,000,000
China Construction Bank Corp. 2.410%, due 05/06/19	10,000,000	9,996,653
2.540%, due 05/07/19	50,000,000	49,978,833
DBS Bank Ltd. 2.480%, due 05/02/19	28,000,000	27,998,071
2.520%, due 06/03/19	35,000,000	34,919,150
2.550%, due 07/15/19	13,000,000	12,930,938
2.600%, due 05/03/19	17,500,000	17,497,472

49

Prime CNAV Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(concluded)
Federation des Caisses Desjardins du Quebec 2.410%, due 05/02/19	$45,000,000	$44,996,987
Industrial & Commercial Bank of China Ltd. 2.510%, due 05/22/19	25,000,000	24,963,396
2.530%, due 05/08/19	30,000,000	29,985,242
Mitsubishi UFJ Trust & Banking Corp. 2.560%, due 07/08/19	25,000,000	24,879,111
Mizuho Bank Ltd. 2.565%, due 06/10/19	25,000,000	24,928,750
MUFG Bank Ltd. 2.540%, due 05/07/19	15,000,000	14,993,650
Nordea Bank AB 2.565%, due 05/14/19	30,000,000	29,972,212
Oversea-Chinese Banking Corp. Ltd.
3 mo. USD LIBOR + 0.010%, 2.618%, due 12/05/19[1,3]	9,000,000	9,000,000
1 mo. USD LIBOR + 0.260%, 2.733%, due 05/13/19[1,3]	15,000,000	15,000,000
1 mo. USD LIBOR + 0.260%, 2.733%, due 05/14/19[1,3]	15,000,000	15,000,000
Royal Bank of Canada
1 mo. USD LIBOR + 0.320%, 2.815%, due 08/02/19[1,3]	15,000,000	15,000,000
Sumitomo Mitsui Trust Bank Ltd. 2.510%, due 07/08/19	15,000,000	14,928,883
2.560%, due 06/04/19	25,000,000	24,939,556
2.570%, due 08/09/19	25,000,000	24,821,528
2.600%, due 07/15/19	15,000,000	14,918,750
Toronto Dominion Bank Ltd. 2.460%, due 05/07/19	75,000,000	74,969,250
United Overseas Bank Ltd. 2.550%, due 06/12/19	40,000,000	39,881,000
Westpac Securities New Zealand Ltd.
3 mo. USD LIBOR + 0.120%, 2.749%, due 05/28/19[1,3]	16,000,000	16,000,000

		801,910,663

Banking-US—1.4%
Bedford Row Funding Corp.
1 mo. USD LIBOR + 0.160%, 2.634%, due 11/07/19[1,3]	9,500,000	9,500,000
Citigroup Global Markets, Inc. 2.540%, due 08/08/19	10,000,000	9,930,150
2.540%, due 10/07/19	9,000,000	8,899,035
2.560%, due 10/15/19	19,000,000	18,774,364
J.P. Morgan Securities LLC 2.870%, due 07/08/19	19,000,000	18,896,999

		66,000,548

Energy-integrated—2.3%
Sinopec Century Bright Capital Investment Ltd. 2.550%, due 05/02/19	40,000,000	39,997,167
2.550%, due 05/03/19	25,000,000	24,996,458
2.550%, due 05/07/19	30,000,000	29,987,250
2.570%, due 05/02/19	17,000,000	16,998,787

		111,979,662

	Face Amount	Value
Commercial paper[2]—(concluded)
Finance-other—3.6%
CNPC Finance HK Ltd. 2.680%, due 05/01/19	$40,000,000	$40,000,000
2.680%, due 05/02/19	30,000,000	29,997,767
2.680%, due 05/07/19	10,000,000	9,995,533
2.700%, due 05/02/19	40,000,000	39,997,000
2.800%, due 05/15/19	15,000,000	14,983,667
Collateralized Commercial Paper Co. LLC
3 mo. USD LIBOR + 0.060%, 2.659%, due 11/26/19[1]	13,000,000	13,000,000
3 mo. USD LIBOR + 0.040%, 2.666%, due 11/26/19[1]	16,000,000	16,000,000
3 mo. USD LIBOR + 0.120%, 2.722%, due 06/25/19[1]	13,000,000	13,000,000

		176,973,967
Total Commercial paper (cost—$2,563,510,884)		2,563,510,884

Repurchase agreements—23.2%
Repurchase agreement dated 04/30/19 with Barclays Bank PLC, 2.750% due 05/01/19, collateralized by $343,763,400 US Treasury Bill, zero coupon due 07/11/19 and $114,767,000 US Treasury Note, 2.625% due 05/15/21; (value—$459,000,094); proceeds: $450,034,375	450,000,000	450,000,000
Repurchase agreement dated 04/30/19 with BNP Paribas SA, 2.600% due 05/01/19, collateralized by $16,158,679 various asset-backed convertible bonds, zero coupon to 35.028% due 04/12/21 to 12/15/38; (value—$16,200,000); proceeds: $15,001,083	15,000,000	15,000,000
Repurchase agreement dated 04/30/19 with Fixed Income Clearing Corp., 2.750% due 05/01/19, collateralized by $231,390,000 US Treasury Bill, zero coupon due 04/23/20 and $406,710,000 US Treasury Notes, 1.500% to 2.750% due 04/30/20 to 11/30/20; (value—$632,404,150); proceeds: $620,047,361	620,000,000	620,000,000
Repurchase agreement dated 04/30/19 with Goldman Sachs & Co., 2.690% due 05/01/19, collateralized by $6,155,000 Federal Farm Credit Bank obligations, 1.550% to 5.150% due 09/27/19 to 07/19/32 and $26,277,000 Federal Home Loan Bank obligations, zero coupon to 2.625% due 07/26/19 to 12/12/25; (value—$32,334,154); proceeds: $31,702,369	31,700,000	31,700,000

50

Prime CNAV Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/01/19 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.990% due 06/04/19, collateralized by 124,995 shares of various equity securities; (value—$16,050,021); proceeds: $15,036,129[4,5]	$15,000,000	$15,000,000
Total repurchase agreements (cost—$1,131,700,000)		1,131,700,000
Total investments (cost—$4,878,710,400 which approximates cost for federal income tax purposes)—99.9%		4,878,710,400

Other assets in excess of liabilities—0.1%		2,919,867
Net assets—100.0%		$4,881,630,267

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments, please refer to page 58.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Time deposits	$—	$477,000,000	$—	$477,000,000
Certificates of deposit	—	706,499,516	—	706,499,516
Commercial paper	—	2,563,510,884	—	2,563,510,884
Repurchase agreements	—	1,131,700,000	—	1,131,700,000
Total	$—	$4,878,710,400	$—	$4,878,710,400

At April 30, 2019, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $541,288,139, represented 11.1% of the Fund’s net assets at period end.

[4]	Illiquid investment at period end. Illiquid assets, in the amount of $33,000,000, represented 0.7% of the Fund’s net assets at period end.
[5]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the United States overnight bank funding rate + 0.57%). The interest rate shown is the current rate as of April 30, 2019 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2019.

See accompanying notes to financial statements.

51

Tax-Free Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Municipal bonds—90.3%
Alabama—1.7%
Mobile County Industrial Development Authority Pollution Control Revenue Refunding (ExxonMobil Project) 2.250%, VRD	$5,200,000	$5,200,000
Tuscaloosa County Industrial Development Authority Revenue (Hunt Refining Project), Series A, 2.250%, VRD[1]	25,000,000	25,000,000
Tuscaloosa County Industrial Development Authority Revenue Refunding (Hunt Refining Project), Series D, 2.250%, VRD[1]	8,900,000	8,900,000

		39,100,000

Alaska—0.5%
Alaska International Airports Revenue Refunding (System), Series A, 2.390%, VRD	7,345,000	7,345,000
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project), Series C, 2.250%, VRD	3,820,000	3,820,000

		11,165,000

Arizona—0.4%
Arizona Health Facilities Authority Revenue (Health Facilities Catholic West), Series A, 2.150%, VRD	9,750,000	9,750,000

California—0.3%
County of Los Angeles Tax And Revenue Anticipation Notes 4.000%, due 06/28/19	7,500,000	7,528,751

Colorado—2.6%
Colorado State Education Loan Program Tax And Revenue Anticipation Notes, Series A, 5.000%, due 06/27/19	10,000,000	10,052,891
Colorado State General Fund Tax And Revenue Anticipation Notes 4.000%, due 06/26/19	18,000,000	18,065,351
Denver City & County Certificates of Participation Revenue Refunding, Series A1, 2.300% , VRD	7,200,000	7,200,000
Series A2, 2.300% , VRD	10,605,000	10,605,000
Series A3, 2.300% , VRD	13,710,000	13,710,000

		59,633,242

District of Columbia—0.5%
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Subseries B-2, 2.340%, VRD	11,000,000	11,000,000

	Face Amount	Value
Municipal bonds—(continued)
Florida—2.9%
Florida Municipal Power Agency Revenue (All Requirements Supply), Series C, 2.310%, VRD	$23,925,000	$23,925,000
Orange County Health Facilities Authority Revenue (The Nemours Foundation Project), Series B, 2.340%, VRD	34,535,000	34,535,000
Pinellas County Health Facilities Authority Revenue (Health System BayCare Health), Series A1, 2.320%, VRD	6,900,000	6,900,000

		65,360,000

Georgia—0.4%
Cobb County School District, GO bonds 3.000%, due 12/18/19	10,000,000	10,083,002

Illinois—7.8%
Chicago O’Hare International Revenue (Third Lien), Series C, 2.410%, VRD	6,000,000	6,000,000
Illinois Development Finance Authority Revenue (Chicago Symphony Project) 2.260%, VRD	12,500,000	12,500,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project) 2.410%, VRD	19,700,000	19,700,000
Illinois Finance Authority Revenue (Steppenwolf Theatre Company Project), Series C, 2.370%, VRD	5,000,000	5,000,000
Illinois Finance Authority Revenue (Elmhurst Memorial Healthcare), Series D, 2.460%, VRD	10,000,000	10,000,000
Illinois Finance Authority Revenue (Gift of Hope Donor Project) 2.300%, VRD	10,700,000	10,700,000
Illinois Finance Authority Revenue (Northwestern Community Hospital), Series B, 2.330%, VRD	26,610,000	26,610,000
Illinois Finance Authority Revenue (OSF Healthcare System), Series B, 2.300%, VRD	2,400,000	2,400,000
Illinois Finance Authority Revenue (Steppenwolf Theatre Co. Project) 2.370%, VRD	6,980,000	6,980,000
Illinois Finance Authority Revenue (The University of Chicago Medical Center), Series E-1, 2.250%, VRD	9,305,000	9,305,000
Illinois Finance Authority Revenue (University of Chicago), Series B, 2.380%, VRD	18,500,000	18,500,000

52

Tax-Free Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Municipal bonds—(continued)
Illinois—(concluded)
Illinois Finance Authority Revenue Refunding (Hospital Sisters Services, Inc.), Series G, 2.370%, VRD	$4,000,000	$4,000,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C, 2.380%, VRD	34,760,000	34,760,000
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority), Series A-1B, 2.380% , VRD	5,000,000	5,000,000
Series A-2D, 2.380% , VRD	5,000,000	5,000,000

		176,455,000

Indiana—9.3%
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy, Inc. Project), Series A-5, 2.220%, VRD	37,370,000	37,370,000
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.), Series D, 2.150% , VRD	14,640,000	14,640,000
Series C, 2.300% , VRD	33,055,000	33,055,000
Series A, 2.330% , VRD	25,715,000	25,715,000
Indiana Finance Authority Hospital Revenue (Indiana University Obligated Group), Series B, 2.200%, VRD	18,510,000	18,510,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding, Series B, 2.260%, VRD	5,925,000	5,925,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 2.330%, VRD	69,130,000	69,130,000
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured) 2.290%, VRD	7,500,000	7,500,000

		211,845,000

Maryland—2.3%
Maryland Economic Development Corp. Revenue (Howard Hughes Medical Institute), Series A, 2.470%, VRD	31,185,000	31,185,000
Montgomery County Consolidated Public (Improvement Bond), GO Bonds, Series E, 2.270%, VRD	13,405,000	13,405,000

	Face Amount	Value
Municipal bonds—(continued)
Maryland—(concluded)
Montgomery County Housing Development Corp. Opportunities Commission Multi-Family Revenue (GNMA/FNMA/FHLMC Insured), Series A, 2.400%, VRD	$8,390,000	$8,390,000

		52,980,000

Massachusetts—0.2%
Massachusetts State Department of Transportation Metropolitan Highway System Revenue (Senior Lien), Series A-1, 2.310%, VRD	5,255,000	5,255,000

Michigan—1.0%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project) 2.300%, VRD	22,600,000	22,600,000

Minnesota—0.8%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B, 2.150%, VRD	2,100,000	2,100,000
Rochester Health Care Facilities Revenue (Mayo Clinic), Series A, 2.200%, VRD	15,400,000	15,400,000

		17,500,000

Mississippi—5.0%
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project), Series A, 2.250% , VRD	22,055,000	22,055,000
Series A, 2.250% , VRD	6,490,000	6,490,000
Series C, 2.250% , VRD	9,640,000	9,640,000
Series C, 2.250% , VRD	6,280,000	6,280,000
Series C, 2.250% , VRD	16,550,000	16,550,000
Series D, 2.250% , VRD	8,575,000	8,575,000
Series G, 2.250% , VRD	32,065,000	32,065,000
Series I, 2.250% , VRD	7,375,000	7,375,000
Series D, 2.380% , VRD	1,525,000	1,525,000
Series B, 2.440% , VRD	2,400,000	2,400,000

		112,955,000

53

Tax-Free Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Municipal bonds—(continued)
Missouri—3.7%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare), Series C-5, 2.100% , VRD	$4,925,000	$4,925,000
Series C-3, 2.420% , VRD	10,000,000	10,000,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis University), Series B-2, 2.200% , VRD	8,010,000	8,010,000
Series B-1, 2.300% , VRD	18,795,000	18,795,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University), Series C, 2.200% , VRD	14,600,000	14,600,000
Series C, 2.200% , VRD	3,200,000	3,200,000
Series D, 2.200% , VRD	7,200,000	7,200,000
Series B, 2.260% , VRD	2,200,000	2,200,000
Series A, 2.260% , VRD	1,500,000	1,500,000
St. Charles County Public Water Supply District No. 2 Refunding, Series A, 2.150%, VRD	13,175,000	13,175,000

		83,605,000

Nebraska—0.9%
Douglas County Hospital Authority No. 2 Revenue Refunding (Health Facilities for Children), Series A, 2.260%, VRD	7,845,000	7,845,000
Lancaster County Hospital Authority No.1 Revenue Refunding (Bryan Medical Center), Series B-1, 2.260%, VRD	13,400,000	13,400,000

		21,245,000

New Hampshire—0.5%
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College) 2.100%, VRD	11,415,000	11,415,000

New Jersey—0.2%
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health), Series D, 2.250%, VRD	4,690,000	4,690,000

	Face Amount	Value
Municipal bonds—(continued)
New York—24.8%
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A, 2.300%, VRD	$3,130,000	$3,130,000
Metropolitan Transportation Authority New York Dedicated Tax Fund, Subseries B-1, 2.250% , VRD	12,000,000	12,000,000
Subseries A-1, 2.270% , VRD	32,795,000	32,795,000
Subseries E-1, 2.280% , VRD	23,960,000	23,960,000
Subseries E-4, 2.370% , VRD	4,000,000	4,000,000
New York City Housing Development Corp. Revenue (Royal Properties) (FNMA Insured), Series A, 2.390%, VRD	18,200,000	18,200,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-5, 2.220% , VRD	12,165,000	12,165,000
Series BB-1, 2.250% , VRD	16,675,000	16,675,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series A, 2.290%, VRD	83,190,000	83,190,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Subseries A-4, 2.250% , VRD	40,130,000	40,130,000
Subseries D-4, 2.300% , VRD	37,750,000	37,750,000
Subseries E-4, 2.300% , VRD	4,800,000	4,800,000
Series C, 2.370% , VRD	21,690,000	21,690,000
Subseries C-6, 2.380% , VRD	4,000,000	4,000,000
New York City, GO bonds, Subseries L-4, 2.280% , VRD	55,600,000	55,600,000
Subseries B-3, 2.300% , VRD	11,300,000	11,300,000
Subseries F-3, 2.310% , VRD	5,000,000	5,000,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A, 2.250% , VRD	58,445,000	58,445,000
Series A-2, 2.400% , VRD	12,975,000	12,975,000

54

Tax-Free Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Municipal bonds—(continued)
New York—(concluded)
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, 2.390%, VRD	$3,600,000	$3,600,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D, 2.400%, VRD	1,815,000	1,815,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester), Series B, 2.300%, VRD	1,705,000	1,705,000
New York State Housing Finance Agency Revenue (Dock Street), Series A, 2.300%, VRD	24,475,000	24,475,000
New York State Housing Finance Agency Revenue (Housing-Dock Street), Series A, 2.300%, VRD	1,800,000	1,800,000
New York State Urban Development Corp. Revenue Refunding (Service Contract), Series A-5, 2.250%, VRD	4,410,000	4,410,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University), Series A, 2.370%, VRD	2,750,000	2,750,000
Triborough Bridge & Tunnel Authority Revenue (General), Series F, 2.220% , VRD	10,000,000	10,000,000
Subseries B-2, 2.220% , VRD	7,150,000	7,150,000
Series C, 2.240% , VRD	9,675,000	9,675,000
Subseries B-3, 2.270% , VRD	27,485,000	27,485,000
Series 2005B-4C, 2.280% , VRD	10,885,000	10,885,000

		563,555,000

North Carolina—0.4%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue (Carolinas Healthcare) (AGM Insured), Series E, 2.270%, VRD	2,200,000	2,200,000
Raleigh Durham Airport Authority Airport Revenue (Carolinas Healthcare), Series C, 2.280%, VRD	7,885,000	7,885,000

		10,085,000

	Face Amount	Value
Municipal bonds—(continued)
Ohio—1.6%
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project), Series CA, 2.260%, VRD	$1,450,000	$1,450,000
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B, 2.300%, VRD	23,675,000	23,675,000
Ohio (Common Schools), GO bonds, Series A, 2.100% , VRD	2,145,000	2,145,000
Series B, 2.100% , VRD	1,070,000	1,070,000
Series D, 2.380% , VRD	8,595,000	8,595,000

		36,935,000

Oregon—0.1%
Oregon Health & Science University Revenue, Series C, 2.260%, VRD	2,555,000	2,555,000

Pennsylvania—2.5%
Allegheny County Industrial Development Authority Revenue (Education Center Watson) 2.370%, VRD	9,600,000	9,600,000
Allegheny County Industrial Development Authority Revenue (Watson Institute of Friendship) 2.370%, VRD	14,045,000	14,045,000
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University), Second Series, 2.400%, VRD	3,100,000	3,100,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-3, 2.370%, VRD	8,900,000	8,900,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B, 2.370%, VRD	20,065,000	20,065,000

		55,710,000

Rhode Island—0.1%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology) 2.450%, VRD	1,000,000	1,000,000

South Carolina—0.9%
Charleston County School District, GO bonds, Series B, 5.000%, due 05/15/19	10,000,000	10,012,442
Richland County South Carolina, GO bonds, Series A, 3.000%, due 02/27/20	10,000,000	10,101,605

		20,114,047

55

Tax-Free Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Municipal bonds—(continued)
Tennessee—2.1%
Montgomery County Public Building Authority Pooled Financing Revenue (Tennessee County Loan Pool) 2.350% , VRD	$33,700,000	$33,700,000
2.350% , VRD	13,100,000	13,100,000

		46,800,000

Texas—11.2%
Austin Water & Wastewater Systems Revenue Refunding 2.320%, VRD	7,695,000	7,695,000
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital), Subseries C-1, 2.300% , VRD	40,455,000	40,455,000
Subseries C-2, 2.300% , VRD	39,770,000	39,770,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems), Series A-2, 2.300%, VRD	10,595,000	10,595,000
Harris County Hospital District Revenue Refunding (Senior Lien) 2.340%, VRD	1,815,000	1,815,000
Lower Neches Valley Authority Industrial Development Corp. (ExxonMobil Project), Subseries A-3,, 2.250%, VRD	1,050,000	1,050,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil Project) 2.290% , VRD	1,650,000	1,650,000
2.290% , VRD	23,000,000	23,000,000
Texas State Veteran, GO Bonds 2.150% , VRD	8,000,000	8,000,000
2.380% , VRD	24,845,000	24,845,000
Texas State Transfers Revenue 4.000%, due 08/29/19	33,000,000	33,230,135
University of Texas Permanent University Fund Revenue (System), Series A, 2.280%, VRD	1,200,000	1,200,000
University of Texas University Revenue (Financing Systems), Series B, 2.200% , VRD	4,300,000	4,300,000
Series B, 2.200% , VRD	11,330,000	11,330,000
University of Texas University Revenue Refunding (Financing System), Series B, 2.280%, VRD	46,460,000	46,460,000

		255,395,135

	Face Amount	Value
Municipal bonds—(concluded)
Utah—1.6%
Murray City Hospital Revenue (IHC Health Services, Inc.), Series D, 2.200% , VRD	$6,800,000	$6,800,000
Series C, 2.300% , VRD	2,950,000	2,950,000
Series C, 2.300% , VRD	26,895,000	26,895,000

		36,645,000

Virginia—2.1%
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series A, 2.410% , VRD	29,885,000	29,885,000
Series D, 2.410% , VRD	18,055,000	18,055,000

		47,940,000

Washington—0.1%
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (Washington Terrace) 2.380%, VRD	3,050,000	3,050,000

Wisconsin—1.8%
Public Finance Authority Hospital Revenue (Wakemed), Series C, 2.300% , VRD	7,000,000	7,000,000
Series B, 2.370% , VRD	7,000,000	7,000,000
Wisconsin Health & Educational Facilities Authority Revenue, Series A, 2.300% , VRD	20,000,000	20,000,000
Series B, 2.300% , VRD	7,000,000	7,000,000

		41,000,000
Total municipal bonds (cost—$2,054,949,177)		2,054,949,177

Tax-exempt commercial paper—9.4%
California—0.3%
San Diego County Water Authority 1.700%, due 06/04/19	6,000,000	6,000,000

District of Columbia—0.2%
Washington D.C. Metropolitan Airport Authority 1.620%, due 05/24/19	5,000,000	5,000,000

Florida—0.5%
Miami-Dade County Water & Sewer Revenue 1.650%, due 05/16/19	3,700,000	3,700,000
1.650%, due 05/02/19	8,500,000	8,500,000

		12,200,000

56

Tax-Free Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Tax-exempt commercial paper—(continued)
Georgia—0.3%
Emory University 1.620%, due 05/03/19	$7,000,000	$7,000,000

Illinois—1.3%
Illinois Educational Facilities Authority Revenue 1.650%, due 05/31/19	30,000,000	30,000,000

Massachusetts—0.7%
Harvard University 1.770%, due 07/09/19	10,000,000	10,000,000
1.750%, due 10/03/19	7,000,000	7,000,000

		17,000,000

Minnesota—0.7%
University of Minnesota 1.650%, due 06/04/19	15,500,000	15,500,000

New York—1.0%
New York State Power Authority 1.600%, due 05/08/19	22,000,000	22,000,000

Ohio—1.0%
Cleveland Clinic 1.850%, due 05/20/19	8,300,000	8,300,000
1.800%, due 06/19/19	5,000,000	5,000,000
1.800%, due 06/12/19	10,000,000	10,000,000

		23,300,000

	Face Amount	Value
Tax-exempt commercial paper—(concluded)
Texas—2.9%
Lower Colorado River Authority Revenue 1.630%, due 05/02/19	$21,099,000	$21,099,000
Methodist Hospital 1.650%, due 05/13/19	5,000,000	5,000,000
1.750%, due 06/04/19	15,000,000	15,000,000
University of Texas 1.530%, due 05/02/19	10,000,000	10,000,000
1.620%, due 06/03/19	9,000,000	9,000,000
1.870%, due 06/05/19	6,000,000	6,000,000

		66,099,000

Virginia—0.5%
University of Virginia 1.650%, due 05/02/19	5,200,000	5,200,000
1.600%, due 05/22/19	5,000,000	5,000,000

		10,200,000
Total tax-exempt commercial paper (cost—$214,299,000)		214,299,000
Total investments (cost—$2,269,248,177 which approximates cost for federal income tax purposes) — 99.7%		2,269,248,177

Other assets in excess of liabilities—0.3%		6,854,813
Net assets—100.0%		$2,276,102,990

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds	$—	$2,054,949,177	$—	$2,054,949,177
Tax-exempt commercial paper	—	214,299,000	—	214,299,000
Total	$—	$2,269,248,177	$—	$2,269,248,177

At April 30, 2019, there were no transfers between Level 1 and Level 2.

Portfolio footnote

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $33,900,000, represented 1.5% of the Fund’s net assets at period end.

57

Tax-Free Master Fund

Portfolio of investments—April 30, 2019

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIP	Separate Trading of Registered Interest and Principal of Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2019 and reset periodically.

See accompanying notes to financial statements.

58

Master Trust

Statement of assets and liabilities

April 30, 2019

	Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Assets:
Investments, at cost
Investments	$12,558,311,410	$10,733,898,836	$8,713,107,167	$3,747,010,400	$2,269,248,177
Repurchase agreements	3,210,000,000	3,700,000,000	8,500,000,000	1,131,700,000	—
	15,768,311,410	14,433,898,836	17,213,107,167	4,878,710,400	2,269,248,177

Investments, at value
Investments	12,559,082,358	10,733,898,836	8,713,107,167	3,747,010,400	2,269,248,177
Repurchase agreements	3,210,000,000	3,700,000,000	8,500,000,000	1,131,700,000	—
Cash	879,527	3,106,613	8,070,638	584,536	9,036
Receivable for investments sold	—	—	—	—	1,000,000
Receivable for interest	11,819,724	5,302,016	4,171,671	3,125,851	6,203,080
Total assets	15,781,781,609	14,442,307,465	17,225,349,476	4,882,420,787	2,276,460,293

Liabilities:
Payable for investments purchased	—	161,391,420	—	—	—
Payable to affiliate	2,621,979	2,428,773	2,659,507	790,520	357,303
Total liabilities	2,621,979	163,820,193	2,659,507	790,520	357,303

Net assets, at value	$15,779,159,630	$14,278,487,272	$17,222,689,969	$4,881,630,267	$2,276,102,990

See accompanying notes to financial statements.

59

Master Trust

Statement of operations

For the year ended April 30, 2019

	Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$297,945,387	$326,153,527	$379,948,579	$85,120,871	$38,438,033
Expenses:
Investment advisory and administration fees	12,227,737	14,951,564	17,384,283	3,537,942	2,620,771
Trustees’ fees and expenses	64,581	73,484	101,176	28,071	24,163
Total expenses	12,292,318	15,025,048	17,485,459	3,566,013	2,644,934
Net investment income	285,653,069	311,128,479	362,463,120	81,554,858	35,793,099
Net realized gain	41,014	253,159	685	—	—
Net change in unrealized appreciation	510,868	—	—	—	—
Net increase in net assets resulting from operations	$286,204,951	$311,381,638	$362,463,805	$81,554,858	$35,793,099

See accompanying notes to financial statements.

60

Master Trust

Statement of changes in net assets

	Prime Master Fund
	For the years ended April 30,
	2019	2018
From operations:

Net investment income	$285,653,069	$84,310,664
Net realized gain	41,014	8,663
Net change in unrealized appreciation/depreciation	510,868	(386,387)
Net increase in net assets resulting from operations	286,204,951	83,932,940
Net increase in net assets from beneficial interest transactions	7,717,303,802	4,530,600,138
Net increase in net assets	8,003,508,753	4,614,533,078
Net assets:

Beginning of year	7,775,650,877	3,161,117,799
End of year	$15,779,159,630	$7,775,650,877

	Government Master Fund
	For the years ended April 30,
	2019	2018
From operations:

Net investment income	$311,128,479	$168,920,555
Net realized gain (loss)	253,159	(140,090)
Net increase in net assets resulting from operations	311,381,638	168,780,465
Net decrease in net assets from beneficial interest transactions	(1,709,825,456)	(1,871,947,478)
Net decrease in net assets	(1,398,443,818)	(1,703,167,013)
Net assets:

Beginning of year	15,676,931,090	17,380,098,103
End of year	$14,278,487,272	$15,676,931,090

	Treasury Master Fund
	For the years ended April 30,
	2019	2018
From operations:

Net investment income	$362,463,120	$192,464,538
Net realized gain	685	28,283
Net increase in net assets resulting from operations	362,463,805	192,492,821
Net decrease in net assets from beneficial interest transactions	(1,169,718,825)	(357,542,511)
Net decrease in net assets	(807,255,020)	(165,049,690)
Net assets:

Beginning of year	18,029,944,989	18,194,994,679
End of year	$17,222,689,969	$18,029,944,989

See accompanying notes to financial statements.

61

Master Trust

Statement of changes in net assets

	Prime CNAV Master Fund
	For the years ended April 30,
	2019	2018
From operations:

Net investment income	$81,554,858	$24,630,400
Net realized gain	—	169
Net increase in net assets resulting from operations	81,554,858	24,630,569
Net increase in net assets from beneficial interest transactions	2,429,739,812	1,009,547,304
Net increase in net assets	2,511,294,670	1,034,177,873
Net assets:

Beginning of year	2,370,335,597	1,336,157,724
End of year	$4,881,630,267	$2,370,335,597

	Tax-Free Master Fund
	For the years ended April 30,
	2019	2018
From operations:

Net investment income	$35,793,099	$25,073,238
Net increase in net assets resulting from operations	35,793,099	25,073,238
Net increase (decrease) in net assets from beneficial interest transactions	(1,087,651,672)	985,153,890
Net increase (decrease) in net assets	(1,051,858,573)	1,010,227,128
Net assets:

Beginning of year	3,327,961,563	2,317,734,435
End of year	$2,276,102,990	$3,327,961,563

See accompanying notes to financial statements.

62

Prime Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2019	2018	2017	2016	2015
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.08%	0.09%	0.10%	0.10%
Net investment income	2.32%	1.41%	0.52%	0.26%	0.11%
Supplemental data:
Total investment return[1]	2.31%	1.38%	0.64%	0.26%	0.11%
Net assets, end of year (000’s)	$15,779,160	$7,775,651	$3,161,118	$17,197,266	$14,120,131

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

63

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Years ended April 30,		For the period from June 24, 2016[1] to April 30, 2017
	2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.10%	0.10%	0.08%[2]
Net investment income	2.07%	1.07%	0.43%[2]
Supplemental data:
Total investment return[3]	2.10%	1.08%	0.35%
Net assets, end of period (000’s)	$14,278,487	$15,676,931	$17,380,098

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

64

Treasury Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2019	2018	2017	2016	2015
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.10%	0.09%	0.06%
Net investment income	2.07%	1.08%	0.39%	0.08%	0.01%
Supplemental data:
Total investment return[1]	2.10%	1.08%	0.38%	0.09%	0.01%
Net assets, end of year (000’s)	$17,222,690	$18,029,945	$18,194,995	$11,883,911	$12,636,284

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

65

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Years ended April 30,			For the period from January 19, 2016[1] to April 30, 2016
	2019	2018	2017
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.10%	0.10%	0.10%	0.00%[2,3]
Net investment income	2.29%	1.34%	0.66%	0.43%[2]
Supplemental data:
Total investment return[4]	2.27%	1.32%	0.62%	0.12%
Net assets, end of period (000’s)	$4,881,630	$2,370,336	$1,336,158	$493,100

[1]	Commencement of operations.
[2]	Annualized.
[3]	Amount represents less than 0.005%.
[4]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

66

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2019	2018	2017	2016	2015
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.10%	0.04%	0.04%
Net investment income	1.35%	0.93%	0.50%	0.03%	0.01%
Supplemental data:
Total investment return[1]	1.38%	0.91%	0.46%	0.03%	0.01%
Net assets, end of year (000’s)	$2,276,103	$3,327,962	$2,317,734	$1,377,088	$1,355,019

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

67

Master Trust

Notes to financial statements

Organization and significant accounting policies

Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016 and Government Master Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): “Premium Amortization On Purchased Callable Debt Securities” (“ASU 2017-08”). The update provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. ASU 2017-08 is effective for annual periods beginning after December 15, 2018. Management is currently assessing the potential impact of these changes to future financial statements.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements. ASU 2018-13 will be effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Management is currently assessing the potential impact of these changes to future financial statements.

The following is a summary of significant accounting policies:

Valuation of investments

Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset value of Prime Master Fund is calculated using market-based values, and the price of its beneficial interests fluctuate.

68

Master Trust

Notes to financial statements

Under Rule 2a-7, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Prime CNAV Master Fund and Tax-Free Master Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from each of Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund or a redemption gate to temporarily restrict redemptions from those Master Funds in the event that any of Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below

69

Master Trust

Notes to financial statements

required minimums because of market conditions or other factors. If Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If any of Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the relevant Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity fees would reduce the amount an interest holder receives upon redemption of its beneficial interests. Each of Prime Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund retains the liquidity fees for the benefit of remaining interest holders. For the year ended April 30, 2019, the Board of Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund did not impose any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Prime Master Fund, Government Master Fund, Treasury Master Fund, and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

70

Master Trust

Notes to financial statements

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At April 30, 2019, each Master Fund owed UBS AM for investment advisory and administration services as follows:

Fund	Amounts owed to UBS AM
Prime Master Fund	$2,621,979
Government Master Fund	2,428,773
Treasury Master Fund	2,659,507
Prime CNAV Master Fund	790,520
Tax-Free Master Fund	357,303

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets. At April 30, 2019, UBS AM did not owe the Master Funds any additional reductions in management fees for independent trustees’ fees and expenses.

In addition, UBS AM may voluntarily undertake to waive fees in the event that Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2019, and during the year ended April 30, 2019, UBS AM did not owe and/or waive fees under such an additional fee waiver undertaking. Such waived fees are not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being considered an interested trustee of the Master

71

Master Trust

Notes to financial statements

Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the year ended April 30, 2019, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$—
Government Master Fund	24,627,149
Treasury Master Fund	—
Prime CNAV Master Fund	—
Tax-Free Master Fund	319,150,000

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds’ investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Beneficial interest transactions

Prime Master Fund

	For the years ended April 30,
	2019	2018
Contributions	$23,302,510,554	$13,108,820,052
Withdrawals	(15,585,206,752)	(8,578,219,914)
Net increase in beneficial interest	$7,717,303,802	$4,530,600,138

Government Master Fund

	For the years ended April 30,
	2019	2018
Contributions	$41,871,149,616	$41,851,410,669
Withdrawals	(43,580,975,072)	(43,723,358,147)
Net decrease in beneficial interest	$(1,709,825,456)	$(1,871,947,478)

Treasury Master Fund

	For the years ended April 30,
	2019	2018
Contributions	$40,183,445,154	$36,198,417,823
Withdrawals	(41,353,163,979)	(36,555,960,334)
Net decrease in beneficial interest	$(1,169,718,825)	$(357,542,511)

72

Master Trust

Notes to financial statements

Prime CNAV Master Fund

	For the years ended April 30,
	2019	2018
Contributions	$4,397,532,247	$2,253,080,114
Withdrawals	(1,967,792,435)	(1,243,532,810)
Net increase in beneficial interest	$2,429,739,812	$1,009,547,304

Tax-Free Master Fund

	For the years ended April 30,
	2019	2018
Contributions	$2,163,610,694	$2,439,842,988
Withdrawals	(3,251,262,366)	(1,454,689,098)
Net increase (decrease) in beneficial interest	$(1,087,651,672)	$985,153,890

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Prime Master Fund

Gross unrealized appreciation	$1,084,769
Gross unrealized depreciation	(313,821)
Net unrealized appreciation	$770,948

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Funds have conducted an analysis and concluded, as of April 30, 2019, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2019, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2019, and since inception for the Government Master Fund and the Prime CNAV Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

73

Master Trust

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of Master Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Master Trust (the “Trust”), (comprising Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (collectively referred to as the “Funds”)), including the portfolios of investments, as of April 30, 2019, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Master Trust at April 30, 2019, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Funds comprising the Master Trust	Statement of operations	Statement of changes in net assets	Financial highlights
Prime Master Fund Treasury Master Fund Tax-Free Master Fund	For the year ended April 30, 2019	For each of the two years in the period ended April 30, 2019	For each of the five years in the period ended April 30, 2019
Government Master Fund	For the year ended April 30, 2019	For each of the two years in the period ended April 30, 2019	For each of the two years in the period ended April 30, 2019 and the period from June 24, 2016 (commencement of operations) through April 30, 2017
Prime CNAV Master Fund	For the year ended April 30, 2019	For each of the two years in the period ended April 30, 2019	For each of the three years in the period ended April 30, 2019 and the period from January 19, 2016 (commencement of operations) through April 30, 2016

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2019, by correspondence with the custodian and

74

Master Trust

Report of independent registered public accounting firm

brokers, or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

July 2, 2019

75

Master Trust

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund and Prime CNAV Master Fund is available on a weekly basis at the same Web address.

Proxy voting policies, procedures and record

You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647- 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

76

UBS Institutional/Reserves Funds Supplemental information (unaudited)

Board of Trustees & Officers

The Funds are governed by a Board of Trustees which oversees each Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Funds’ Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Meyer Feldberg[2]; 77 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee); Since 2017 (Chairman of the Board of Trustees)	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since 2005). Professor Feldberg also served as President of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promoted interaction with other cities around the world (2007 to 2014). Prior to 2004, he was Dean and Professor of Management and Ethics of the Graduate School of Business at Columbia University (since 1989). From 1992 to 2016, Professor Feldberg was a director of Macy’s, Inc. (operator of department stores). From 1997 to 2017, Professor Feldberg was a director of Revlon, Inc. (cosmetics).	Professor Feldberg is a director or trustee of 10 investment companies (consisting of 48 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of the New York City Ballet.

77

UBS Institutional/Reserves Funds Supplemental information (unaudited)

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Alan S. Bernikow; 78 207 Benedict Ave. Staten Island, NY 10314	Trustee	Since 2005	Mr. Bernikow is retired. Previously, he was deputy chief executive officer at Deloitte & Touche (international accounting and consulting firm). From 2003 to March 2017, Mr. Bernikow was also a director of Destination XL Group, Inc. (menswear) (and served as a member of its nominating and corporate governance committee).	Mr. Bernikow is a trustee of 5 investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of its compensation committee) and the lead director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee).
Richard R. Burt; 72 McLarty Associates 900 17th Street, N.W. Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a managing partner of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009.	Mr. Burt is a trustee of 5 investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe, Russia and Turkey Fund, Inc., The European Equity Fund, Inc., and The New Germany Fund, Inc. (and serves as a member of each such fund’s audit, nominating and governance committees).
Bernard H. Garil; 79 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a trustee of 5 investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Garil is also a director of The Leukemia & Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

78

UBS Institutional/Reserves Funds Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Heather R. Higgins; 59 c/o Keith A. Weller, Fund Secretary UBS Asset Management (Americas) Inc. One North Wacker Drive Chicago, IL 60606	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Ms. Higgins is a trustee of 5 investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.	None

[1]	Each trustee holds office for an indefinite term.
[2]

Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Trust may conduct transactions.

79

UBS Institutional/Reserves Funds Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Rose Ann Bubloski[2]; 51	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and a senior manager of product control and investment support (previously named registered fund product control) at UBS Asset Management (Americas) Inc. and/or UBS Asset Management (US) Inc. (“UBS AM—Americas region”). Ms. Bubloski is a vice president and assistant treasurer of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager.
Franklin P. Dickson[2]; 40	Vice President	Since 2017	Mr. Dickson is an associate director (since 2015) and tax compliance manager (since 2017) (prior to which he was a product controller (from 2015 to 2017) of product control and investment support (previously named registered fund product control) of UBS AM—Americas region. From 2013 through 2015, Mr. Dickson was fund administration and compliance manager for U.S. Bancorp Fund Services, LLC, and from 2008 through 2013, Mr. Dickson was vice president, client service manager at BNY Mellon Asset Servicing. Mr. Dickson is a vice president of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager.
Lisa N. DiPaolo[2]; 41	Vice President	Since 2015	Ms. DiPaolo is a director (since 2008) and portfolio manager (since 2015) at UBS AM—Americas region. Ms. DiPaolo joined UBS AM—Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of two investment companies (consisting of 26 portfolios) for which UBS AM serves as investment advisor or manager.
Elbridge T. Gerry III[2]; 62	Vice President	Since 1999	Mr. Gerry is a managing director and co-head of municipal investments of UBS AM—Americas region (head from 2001 to June 2017; co-head since June 2017). Mr. Gerry is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Charles W. Grande[2]; 55	Vice President	Since 2017	Mr. Grande is a managing director, co-head of municipal investments (since June 2017) and head of municipal credit research (since 2009) with UBS AM—Americas region. Mr. Grande is a vice president of two investment companies (consisting of 26 portfolios) for which UBS AM serves as investment advisor or manager.
Mark F. Kemper[3]; 61	Vice President and Assistant Secretary	Since 2004 and May 2019, respectively	Mr. Kemper is a managing director and interim Head of Compliance & Operational Risk Control—Americas (since June 2019) and previously had been general counsel of UBS AM—Americas region (from 2004 until June 2019). He has been secretary of UBS AM—Americas region (since 2004) and assistant secretary of UBS Asset Management Trust Company (since 1993). Mr. Kemper is a vice president and assistant secretary of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager. Mr. Kemper is employed by UBS Business Solutions US LLC (since January 2017).
Joanne M. Kilkeary[2]; 51	Vice President, Treasurer and Principal Accounting Officer	Since 1999 (Vice President) and since 2017 (Treasurer and Principal Accounting Officer)	Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director (from 2008 to 2013)) and head of regulatory, tax, audit and board governance for product control and investment support (since 2017) (prior to which she was a senior manager (from 2004 to 2017) of registered fund product control of UBS AM—Americas region). Ms. Kilkeary is a vice president, treasurer and principal accounting officer of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager.
Igor Lasun[2]; 40	President	Since September 2018	Mr. Lasun is an executive director and head of fund development and management for UBS AM—Americas region (since September 2018) (prior to which he was a senior fixed income product specialist from 2007 to September 2018, and had joined the firm in 2005). In this role, he oversees development and management for both wholesale and institutional businesses. Mr. Lasun serves as president of 7 investment companies (consisting of 61 portfolios) for which UBS AM serves as investment advisor or manager.

80

UBS Institutional/Reserves Funds Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
William Lawlor[3]; 31	Vice President and Assistant Secretary	Since 2018	Mr. Lawlor is a director and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region since 2013. Prior to joining UBS AM—Americas region, Mr. Lawlor attended Kent College of Law, where he graduated in 2013. Mr. Lawlor is a vice president and assistant secretary of 7 investment companies (consisting of 61 portfolios) for which UBS AM serves as investment advisor or manager.
Ryan Nugent[2]; 41	Vice President	Since 2009	Mr. Nugent is an executive director (since 2017) (prior to which he was director (from 2010 to 2017)), and portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS AM—Americas region. Mr. Nugent is a vice president of two investment companies (consisting of 26 portfolios) for which UBS AM serves as investment advisor or manager.
Nancy D. Osborn[2]; 53	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a senior manager of product control and investment support (previously named registered fund product control) of UBS AM—Americas region (since 2006). Mrs. Osborn is a vice president and assistant treasurer of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager.
Frank Pluchino[2]; 59	Chief Compliance Officer	Since 2017	Mr. Pluchino is an executive director with UBS Business Solutions US LLC and is also the chief compliance officer of UBS Hedge Fund Solutions LLC (since 2010). Mr. Pluchino is the chief compliance officer of 13 investment companies (consisting of 67 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.
Robert Sabatino[3]; 45	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director (since 2007)), head of global liquidity portfolio management (since 2015), head of US taxable money markets (from 2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2000). Mr. Sabatino is a vice president of three investment companies (consisting of 27 portfolios) for which UBS AM serves as investment advisor or manager.
Eric Sanders[3]; 53	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager.
Philip Stacey[3]; 34	Vice President and Assistant Secretary	Since 2018	Mr. Stacey is an executive director (since March 2019) and associate general counsel (since 2017) with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region since 2015. Prior to joining UBS AM—Americas region, Mr. Stacey was a legal associate with the Chicago-based investment manager HFR Asset Management, LLC from 2009 through 2015. Mr. Stacey is a vice president and assistant secretary of 7 investment companies (consisting of 61 portfolios) for which UBS AM serves as investment advisor or manager.
David Walczak[3]; 35	Vice President	Since 2016	Mr. Walczak is an executive director (since 2016), head of US money markets (since 2015) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of three investment companies (consisting of 41 portfolios) for which UBS AM serves as investment advisor or manager.

81

UBS Institutional/Reserves Funds Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Keith A. Weller[3]; 57	Vice President and Secretary	Since 1998 (Vice President) and Since May 2019 (Secretary)	Mr. Weller is an executive director (since 2017) and deputy general counsel (since February 2019) (prior to which he was senior associate general counsel) with UBS Business Solutions US LLC and also with UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager.

[1]	Officers of the Trust are appointed by the trustees and serve at the pleasure of the board.
[2]	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
[3]	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

82

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Principal Officers

Igor Lasun

President

Keith A. Weller

Vice President and Secretary

Joanne M. Kilkeary

Vice President, Treasurer and Principal Accounting Officer

Lisa M. DiPaolo

Vice President

Elbridge T. Gerry III

Vice President

Robert Sabatino

Vice President

David J. Walczak

Vice President

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

© UBS 2019. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S127

UBS Investor Funds

Annual Report  |  April 30, 2019

Includes:

•	UBS Select Prime Investor Fund
•	UBS Select Government Investor Fund
•	UBS Select Treasury Investor Fund
•	UBS Prime Investor Fund
•	UBS Tax-Free Investor Fund

UBS Investor Funds

June 10, 2019

Dear Shareholder,

We present you with the annual report for the UBS Investor Series of Funds, namely UBS Select Prime Investor Fund, UBS Select Government Investor Fund, UBS Select Treasury Investor Fund, UBS Prime Investor Fund and UBS Tax-Free Investor Fund, for the 12 months ended April 30, 2019 (the “reporting period”).

Performance

The US Federal Reserve Board (the “Fed”) raised the federal funds rate three times during the 12 months ended April 30, 2019 and ended the reporting period in a range between 2.25% and 2.50%. The federal funds rate, or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) The yields on a wide range of short-term investments moved higher over the period, but yields still remained low by historical comparison. As a result, the Funds’ yields remained relatively low during the reporting period.

The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

•	UBS Select Prime Investor Fund: 2.17% as of April 30, 2019, versus 1.55% on April 30, 2018.
•	UBS Select Government Investor Fund: 2.03% as of April 30, 2019, versus 1.29% on April 30, 2018.
•	UBS Select Treasury Investor Fund: 2.04% as of April 30, 2019, versus 1.23% on April 30, 2018.
•	UBS Prime Investor Fund: 2.15% as of April 30, 2019, versus 1.50% on April 30, 2018.
•	UBS Tax-Free Investor Fund: 1.75% as of April 30, 2019, versus 1.21% on April 30, 2018.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 6 and 7.

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.

The US economy continued to expand during the reporting period. Looking back, the US Commerce Department reported that gross domestic product (“GDP”) grew at a 4.2% seasonally adjusted annualized rate during the second quarter of 2018. Third and fourth quarter 2018 GDP then grew 3.4% and 2.2%, respectively. Finally, the initial estimate for first quarter 2019 GDP growth was 3.2%.

Q.	How did the Fed react to the economic environment?
A.	The US Federal Reserve Board (the “Fed”) raised interest rates three times during the reporting period. The Fed’s December 2018 rate hike

UBS Select Prime Investor Fund

UBS Select Government Investor Fund

UBS Select Treasury Investor Fund

UBS Prime Investor Fund

Investment goals (all four Funds):

Maximum current income consistent with liquidity and the preservation of capital

Portfolio managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

UBS Select Prime Investor Fund—August 1, 2008;

UBS Select Government Investor Fund—August 17, 2016;

UBS Select Treasury Investor Fund—September 18, 2008;

UBS Prime Investor Fund— January 19, 2016

Dividend payments:

Monthly

UBS Tax-Free Investor Fund

Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio managers:

Elbridge T. Gerry III

Lisa M. DiPaolo

UBS Asset Management (Americas) Inc.

Commencement:

September 22, 2008

Dividend payments:

Monthly

1

UBS Investor Funds

pushed the federal funds rate to a range between 2.25% and 2.50%. However, in January 2019 the Fed surprised the market by saying that it “will be patient as it determines what future adjustments to the target range for the federal funds rate may be appropriate.” At its next meeting in March 2019, the Fed indicated that it did not anticipate raising rates in 2019. In addition, the Fed said it would conclude its balance sheet reduction initiative in September 2019.

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.

Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the Government Master Fund, the Treasury Master Fund, the Prime CNAV Master Fund, and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•

For the Prime Master Fund in which UBS Select Prime Investor Fund invests, we tactically adjusted its weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the 12-month review period. When the reporting period began, the Master Fund had a WAM of 21 days. By the end of the period on April 30, 2019, the Master Fund’s WAM was 26 days.

At the issuer level, we maintained a high level of diversification, with the goal of reducing risk and keeping the Master Fund highly liquid.

At the security level, we increased the Master Fund’s exposure to repurchase agreements. Conversely, we decreased its exposures to certificates of deposit, commercial paper and time deposits. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

•

The WAM for the Government Master Fund in which UBS Select Government Investor Fund invests was 24 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end on April 30, 2019, it was 41 days. At the security level, we increased the Master Fund’s direct exposure to US government and agency obligations and decreased its allocation to repurchase agreements backed by those securities.

•

The WAM for the Treasury Master Fund in which UBS Select Treasury Investor Fund invests was 25 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end it was 18 days. At the security level, we increased the Master Fund’s exposure to repurchase agreements backed by Treasury obligations and reduced its exposure to direct Treasuries.

•

The WAM for the Prime CNAV Master Fund in which UBS Prime Investor Fund invests was 17 days when the reporting period began. We tactically adjusted its WAM, and at the end of the reporting period the Master Fund’s WAM was 24 days. Over the review period, we increased the Master Fund’s allocations to repurchase agreements and commercial paper. Conversely, we reduced its allocations to time deposits, while eliminating its small position in US government and agency obligations.

•

The WAM for the Tax-Free Master Fund in which UBS Tax-Free Investor Fund invests was six days when the reporting period began. We tactically adjusted the Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period its WAM was nine days. Over the review period, we increased the Master Fund’s allocation to tax-exempt commercial paper and reduced its exposure to municipal bonds and notes.

2

UBS Investor Funds

Q.	What factors do you believe will affect the Funds over the coming months?
A.

In our view, the US economy has the ability to continue expanding as the year progresses. Meanwhile, we expect inflation to be relatively benign. Against this backdrop, we believe the Fed’s next monetary policy actions will be data dependent. We anticipate continuing to manage the Funds focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Igor Lasun

President—UBS Series Funds

UBS Select Prime Investor Fund

UBS Select Government Investor Fund

UBS Select Treasury Investor Fund

UBS Prime Investor Fund

UBS Tax-Free Investor Fund

Executive Director

UBS Asset Management

(Americas) Inc.

Robert Sabatino

Portfolio Manager—

UBS Select Prime Investor Fund

UBS Select Government Investor Fund

UBS Select Treasury Investor Fund

UBS Prime Investor Fund

Managing Director

UBS Asset Management

(Americas) Inc.

Elbridge T. Gerry III Portfolio Manager— UBS Tax-Free Investor Fund Managing Director UBS Asset Management (Americas) Inc.	Lisa DiPaolo Portfolio Manager— UBS Tax-Free Investor Fund Director UBS Asset Management (Americas) Inc.

David J. Walczak

Portfolio Manager—

UBS Select Prime Investor Fund

UBS Select Government Investor Fund

UBS Select Treasury Investor Fund

UBS Prime Investor Fund

Executive Director

UBS Asset Management

(Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the 12-month period ended April 30, 2019. The views and opinions in the letter were current as of June 10, 2019. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Website at www.ubs.com/am-us.

3

UBS Investor Funds

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2018 to April 30, 2019.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

4

UBS Investor Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

	Beginning account value November 1, 2018	Ending account value[2] April 30, 2019	Expenses paid during period[3] 11/01/18 to 04/30/19	Expense ratio during the period

UBS Select Prime Investor Fund
Actual	$1,000.00	$1,010.80	$2.24	0.45%
Hypothetical (5% annual return before expenses)	1,000.00	1,022.56	2.26	0.45

UBS Select Government Investor Fund
Actual	$1,000.00	$1,009.70	$2.24	0.45%
Hypothetical (5% annual return before expenses)	1,000.00	1,022.56	2.26	0.45

UBS Select Treasury Investor Fund
Actual	$1,000.00	$1,009.80	$2.24	0.45%
Hypothetical (5% annual return before expenses)	1,000.00	1,022.56	2.26	0.45

UBS Prime Investor Fund
Actual	$1,000.00	$1,010.50	$2.24	0.45%
Hypothetical (5% annual return before expenses)	1,000.00	1,022.56	2.26	0.45

UBS Tax-Free Investor Fund
Actual	$1,000.00	$1,005.70	$2.24	0.45%
Hypothetical (5% annual return before expenses)	1,000.00	1,022.56	2.26	0.45

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.
[2]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

5

UBS Investor Funds

Yields and characteristics at a glance—April 30, 2019 (unaudited)

UBS Select Prime Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	2.17%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	2.19
Seven-day current yield before fee waivers and/or expense reimbursements[1]	2.03
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	2.05
Weighted average maturity[2]	26 days

Table footnotes are on page 7

You could lose money by investing in UBS Select Prime Investor Fund. Because the price of interests in the related money market master fund will fluctuate, when you sell your shares of UBS Select Prime Investor Fund, your shares of UBS Select Prime Investor Fund may be worth more or less than what you originally paid for them. The related money market master fund may impose a fee upon sale of your shares of UBS Select Prime Investor Fund or may temporarily suspend your ability to sell shares of UBS Select Prime Investor Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Select Prime Investor Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Prime Investor Fund’s sponsor has no legal obligation to provide financial support to UBS Select Prime Investor Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS Select Prime Investor Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

UBS Select Government Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	2.03%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	2.05
Seven-day current yield before fee waivers and/or expense reimbursements[1]	1.84
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	1.86
Weighted average maturity[2]	41 days

Table footnotes are on page 7

UBS Select Treasury Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	2.04%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	2.06
Seven-day current yield before fee waivers and/or expense reimbursements[1]	1.90
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	1.92
Weighted average maturity[2]	18 days

Table footnotes are on page 7

You could lose money by investing in UBS Select Government Investor Fund and UBS Select Treasury Investor Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Select Government Investor Fund and UBS Select Treasury Investor Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. An investment in UBS Select Government Investor Fund and UBS Select Treasury Investor Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Government Investor Fund’s sponsor and UBS Select Treasury Investor Fund’s sponsor has no legal obligation to provide financial support to UBS Select Government Investor Fund and UBS Select Treasury Investor Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Select Government Investor Fund and UBS Select Treasury Investor Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

6

UBS Investor Funds

Yields and characteristics at a glance—April 30, 2019 (unaudited) (concluded)

UBS Prime Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	2.15%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	2.17
Seven-day current yield before fee waivers and/or expense reimbursements[1]	2.00
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	2.02
Weighted average maturity[2]	24 days

UBS Tax-Free Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	1.75%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	1.77
Seven-day current yield before fee waivers and/or expense reimbursements[1]	1.49
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	1.50
Weighted average maturity[2]	9 days

Investments in UBS Prime Investor Fund and UBS Tax-Free Investor Fund are intended to be limited to accounts beneficially owned by natural persons. UBS Prime Investor Fund and UBS Tax-Free Investor Fund reserve the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in UBS Prime Investor Fund and UBS Tax-Free Investor Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Prime Investor Fund and UBS Tax-Free Investor Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. The related money market master funds may impose a fee upon sale of your shares of UBS Prime Investor Fund and UBS Tax-Free Investor Fund or may temporarily suspend your ability to sell shares of UBS Prime Investor Fund and UBS Tax-Free Investor Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Prime Investor Fund and UBS Tax-Free Investor Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Prime Investor Fund’s sponsor and UBS Tax-Free Investor Fund’s sponsor has no legal obligation to provide financial support to UBS Prime Investor Fund and UBS Tax-Free Investor Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Prime Investor Fund and UBS Tax-Free Investor Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

7

UBS Investor Funds

Statement of assets and liabilities

April 30, 2019

UBS Select Prime Investor Fund
Assets:
Investments in Master Fund, at cost (which approximates cost for federal income tax purposes)	$2,947,962,854

Investments in Master Fund, at value	$2,948,078,872
Other assets	22,541
Total assets	2,948,101,413

Liabilities:
Dividends payable to shareholders	5,089,455
Payable to affiliate	1,555,659
Accrued expenses and other liabilities	135,722
Total liabilities	6,780,836

Net assets
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 2,940,851,483; 569,587,890; 1,239,535,026; 1,516,370,083 and 188,615,126 outstanding, respectively	$2,941,201,754
Distributable earnings (losses)	118,823
Net assets	$2,941,320,577
Net asset value per share	$1.0002

8

UBS Investor Funds

UBS Select Government Investor Fund	UBS Select Treasury Investor Fund	UBS Prime Investor Fund	UBS Tax-Free Investor Fund

$570,787,239	$1,242,239,666	$1,519,835,884	$188,943,036

$570,787,239	$1,242,239,666	$1,519,835,884	$188,943,036
22,183	15,773	21,754	10,565
570,809,422	1,242,255,439	1,519,857,638	188,953,601

914,893	1,988,652	2,603,536	206,736
231,581	640,595	799,694	55,195
81,752	91,141	84,325	76,544
1,228,226	2,720,388	3,487,555	338,475
569,581,196	1,239,535,051	1,516,370,083	188,615,126

$569,587,890	$1,239,535,026	$1,516,370,083	$188,615,126
(6,694)	25	—	—
$569,581,196	$1,239,535,051	$1,516,370,083	$188,615,126
$1.00	$1.00	$1.00	$1.00

See accompanying notes to financial statements.

9

UBS Investor Funds

Statement of operations

For the year ended April 30, 2019

UBS Select Prime Investor Fund
Investment income:
Interest income allocated from Master Fund	$43,301,125
Expenses allocated from Master Fund	(1,759,090)
Net investment income allocated from Master Fund	41,542,035
Expenses:
Service and distribution fees	6,148,127
Administration fees	1,756,575
Transfer agency fees	215,892
Professional fees	74,273
State registration fees	28,916
Trustees’ fees	26,911
Reports and notices to shareholders	19,284
Insurance fees	16,050
Accounting fees	11,733
Other expenses	13,780
8,311,541
Fee waivers and/or expense reimbursements by administrator and distributor	(2,165,833)
Net expenses	6,145,708
Net investment income	35,396,327
Net realized gain allocated from Master Fund	5,169
Net change in unrealized appreciation allocated from Master Fund	72,892
Net increase in net assets resulting from operations	$35,474,388

10

UBS Investor Funds

UBS Select Government Investor Fund	UBS Select Treasury Investor Fund	UBS Prime Investor Fund	UBS Tax-Free Investor Fund

$7,279,299	$17,281,212	$21,475,234	$2,884,489
(321,816)	(766,522)	(883,561)	(196,055)
6,957,483	16,514,690	20,591,673	2,688,434

1,125,036	2,679,519	3,088,671	685,492
321,428	765,644	882,377	195,846
25,460	61,451	83,488	19,816
80,959	71,432	74,905	69,090
21,429	25,707	27,254	19,729
19,149	21,778	22,168	18,585
4,846	13,088	19,109	9,136
18,990	27,140	5,632	5,405
10,733	10,733	10,733	10,733
29,271	11,468	—	3,071
1,657,301	3,687,960	4,214,337	1,036,903
(532,649)	(1,009,317)	(1,126,842)	(351,619)
1,124,652	2,678,643	3,087,495	685,284
5,832,831	13,836,047	17,504,178	2,003,150
6,410	28	—	—
—	—	—	—
$5,839,241	$13,836,075	$17,504,178	$2,003,150

See accompanying notes to financial statements.

11

UBS Investor Funds

Statement of changes in net assets

	UBS Select Prime Investor Fund
	For the years ended April 30,
	2019	2018
From operations:

Net investment income	$35,396,327	$4,579,012
Net realized gains	5,169	650
Net change in unrealized appreciation (depreciation)	72,892	(10,687)
Net increase in net assets resulting from operations	35,474,388	4,568,975
Total distributions*	(35,398,371)	(4,580,501)
Net increase in net assets from beneficial interest transactions	2,234,219,264	458,287,325
Net increase in net assets	2,234,295,281	458,275,799
Net assets:

Beginning of year	707,025,296	248,749,497
End of year	$2,941,320,577	$707,025,296 **

*	Distribution balances are presented in total to conform with SEC Regulation S-X amendments, effective November 5, 2018. For the year ended April 30, 2018, distributions from net investment income and net realized gains were $(4,579,012) and $(1,489), respectively.
**	Includes distribution in excess of net investment income of $(369).

See accompanying notes to financial statements.

12

UBS Investor Funds

Statement of changes in net assets

	UBS Select Government Investor Fund
	For the years ended April 30,
	2019	2018
From operations:

Net investment income	$5,832,831	$728,911
Net realized gain (loss)	6,410	(379)
Net increase in net assets resulting from operations	5,839,241	728,532
Total distributions*	(5,838,799)	(736,692)
Net increase in net assets from beneficial interest transactions	435,157,266	75,772,426
Net increase in net assets	435,157,708	75,764,266
Net assets:

Beginning of year	134,423,488	58,659,222
End of year	$569,581,196	$134,423,488

*

Distribution balances are presented in total to conform with SEC Regulation S-X amendments, effective November 5, 2018. For the year ended April 30, 2018, distributions from net investment income and net realized gains were $(728,911) and $(7,781), respectively.

See accompanying notes to financial statements.

13

UBS Investor Funds

Statement of changes in net assets

	UBS Select Treasury Investor Fund
	For the years ended April 30,
	2019	2018
From operations:

Net investment income	$13,836,047	$2,393,905
Net realized gains	28	1,525
Net increase in net assets resulting from operations	13,836,075	2,395,430
Total distributions*	(13,837,575)	(2,395,604)
Net increase in net assets from beneficial interest transactions	803,648,811	242,213,249
Net increase in net assets	803,647,311	242,213,075
Net assets:

Beginning of year	435,887,740	193,674,665
End of year	$1,239,535,051	$435,887,740

*

Distribution balances are presented in total to conform with SEC Regulation S-X amendments, effective November 5, 2018. For the year ended April 30, 2018, distributions from net investment income and net realized gains were $(2,393,905) and $(1,699), respectively.

See accompanying notes to financial statements.

14

UBS Investor Funds

Statement of changes in net assets

	UBS Prime Investor Fund
	For the years ended April 30,
	2019	2018
From operations:

Net investment income	$17,504,178	$2,158,737
Net realized gains	—	22
Net increase in net assets resulting from operations	17,504,178	2,158,759
Total distributions*	(17,504,200)	(2,158,776)
Net increase in net assets from beneficial interest transactions	1,147,833,631	279,003,803
Net increase in net assets	1,147,833,609	279,003,786
Net assets:

Beginning of year	368,536,474	89,532,688
End of year	$1,516,370,083	$368,536,474

*

Distribution balances are presented in total to conform with SEC Regulation S-X amendments, effective November 5, 2018. For the year ended April 30, 2018, distributions from net investment income and net realized gains were $(2,158,737) and $(39), respectively.

See accompanying notes to financial statements.

15

UBS Investor Funds

Statement of changes in net assets

	UBS Tax-Free Investor Fund
	For the years ended April 30,
	2019	2018
From operations:

Net investment income	$2,003,150	$429,045
Net increase in net assets resulting from operations	2,003,150	429,045
Total distributions*	(2,003,150)	(429,045)
Net increase in net assets from beneficial interest transactions	64,972,684	76,993,105
Net increase in net assets	64,972,684	76,993,105
Net assets:

Beginning of year	123,642,442	46,649,337
End of year	$188,615,126	$123,642,442

*

Distribution balances are presented in total to conform with SEC Regulation S-X amendments, effective November 5, 2018. For the year ended April 30, 2018, all distributions were made from net investment income.

See accompanying notes to financial statements.

16

UBS Select Prime Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of year	$1.0001	$1.0002	$1.0000	$1.00	$1.00
Net investment income	0.0193	0.0099	0.0025	0.000 [1]	0.000 [1]
Net realized and unrealized gains (losses)	0.0001	(0.0001)	0.0004	0.000 [1]	0.000 [1]
Net increase from operations	0.0194	0.0098	0.0029	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.0193)	(0.0099)	(0.0025)	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	(0.0000)[2]	(0.0000)[2]	(0.0002)	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.0193)	(0.0099)	(0.0027)	(0.000)[1]	(0.000)[1]
Net asset value, end of year	$1.0002	$1.0001	$1.0002	$1.00	$1.00
Total investment return[3]	1.96%	0.99%	0.29%	0.03%	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.57%	0.63%	0.64%	0.61%	0.61%
Expenses after fee waivers and/or expense reimbursements[4]	0.45%	0.45%	0.45%	0.33%	0.20%
Net investment income[4]	2.02%	1.06%	0.22%	0.03%	0.01%
Supplemental data:
Net assets, end of year (000’s)	$2,941,321	$707,025	$248,749	$369,258	$340,945

[1]	Amount represents less than $0.0005 per share.
[2]	Amount represents less than $0.00005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements.

17

UBS Select Government Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Years ended April 30,		For the period from August 17, 2016[1] to April 30, 2017
	2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.017	0.007	0.001
Net realized gains (losses)	0.000 [2]	(0.000)[2]	0.000 [2]
Net increase from operations	0.017	0.007	0.001
Dividends from net investment income	(0.017)	(0.007)	(0.001)
Distributions from net realized gains	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total dividends and distributions	(0.017)	(0.007)	(0.001)
Net asset value, end of period	$1.00	$1.00	$1.00
Total investment return[3]	1.74%	0.74%	0.08%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.62%	0.76%	1.03%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.45%	0.45%	0.43%[5]
Net investment income[4]	1.81%	0.77%	0.13%[5]
Supplemental data:
Net assets, end of period (000’s)	$569,581	$134,423	$58,659

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

18

UBS Select Treasury Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.017	0.007	0.001	0.000 [1]	0.000 [1]
Net realized gains	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.017	0.007	0.001	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.017)	(0.007)	(0.001)	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.017)	(0.007)	(0.001)	(0.000)[1]	(0.000)[1]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	1.74%	0.73%	0.08%	0.02%	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.58%	0.63%	0.65%	0.61%	0.61%
Expenses after fee waivers and/or expense reimbursements[3]	0.45%	0.45%	0.39%	0.16%	0.06%
Net investment income[3]	1.81%	0.78%	0.07%	0.01%	0.01%
Supplemental data:
Net assets, end of year (000’s)	$1,239,535	$435,888	$193,675	$258,702	$310,054

[1]	Amount represents less than $0.0005 per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements.

19

UBS Prime Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Years ended April 30,			For the period from January 19, 2016[1] to April 30, 2016
	2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.019	0.010	0.003	0.000 [2]
Net realized gains	—	0.000 [2]	0.000 [2]	—
Net increase from operations	0.019	0.010	0.003	0.000 [2]
Dividends from net investment income	(0.019)	(0.010)	(0.003)	(0.000)[2]
Distributions from net realized gains	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
Total dividends and distributions	(0.019)	(0.010)	(0.003)	(0.000)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	1.91%	0.97%	0.27%	0.02%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.58%	0.64%	1.26%	5.47%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.45%	0.45%	0.45%	0.35%[5]
Net investment income[4]	1.98%	1.04%	0.42%	0.08%[5]
Supplemental data:
Net assets, end of period (000’s)	$1,516,370	$368,536	$89,533	$2,346

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

20

UBS Tax-Free Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.010	0.006	0.001	0.000 [1]	0.000 [1]
Net realized gains	—	—	—	0.000 [1]	0.000 [1]
Net increase from operations	0.010	0.006	0.001	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.010)	(0.006)	(0.001)	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	—	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.010)	(0.006)	(0.001)	(0.000)[1]	(0.000)[1]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	1.03%	0.56%	0.14%	0.02%	0.02%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.63%	0.80%	1.11%	1.10%	0.97%
Expenses after fee waivers and/or expense reimbursements[3]	0.45%	0.45%	0.42%	0.06%	0.04%
Net investment income[3]	1.02%	0.63%	0.16%	0.01%	0.01%
Supplemental data:
Net assets, end of year (000’s)	$188,615	$123,642	$46,649	$27,455	$22,482

[1]	Amount represents less than $0.0005 per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements.

21

UBS Investor Funds

Notes to financial statements

Organization and significant accounting policies

UBS Select Prime Investor Fund (“Prime Investor Fund”), UBS Select Government Investor Fund (“Government Investor Fund”), UBS Select Treasury Investor Fund (“Treasury Investor Fund”), UBS Prime Investor Fund (“Prime CNAV Investor Fund”), and UBS Tax-Free Investor Fund (“Tax-Free Investor Fund”) (formerly UBS Select Tax-Free Investor Fund) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”) (formerly UBS Money Series), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-one series. The financial statements for the other series of the Trust are not included herein.

Prime Investor Fund, Government Investor Fund, Treasury Investor Fund, Prime CNAV Investor Fund, and Tax-Free Investor Fund are “feeder funds” that invest all of their investable assets in “master funds”—Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund, respectively (each a “Master Fund”, collectively, the “Master Funds” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives.

Prime Investor Fund, Treasury Investor Fund and Tax-Free Investor Fund commenced operations on August 1, 2008, September 18, 2008, and September 22, 2008, respectively. Prime CNAV Investor Fund commenced operations on January 19, 2016 and Government Investor Fund commenced operations on August 17, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds and the administrator for the feeder funds. UBS Asset Management (US) Inc. (“UBS AM—US”) serves as principal underwriter for the Funds. UBS AM and UBS AM—US are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects each Fund’s proportionate interest in the net assets of its corresponding Master Fund (18.68% for Prime Investor Fund, 4.00% for Government Investor Fund, 7.21% for Treasury Investor Fund, 31.13% for Prime CNAV Investor Fund, and 8.30% for Tax-Free Investor Fund at April 30, 2019).

All of the net investment income and realized and unrealized gains and losses from investment activities of each Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Funds’ financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

22

UBS Investor Funds

Notes to financial statements

The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Floating net asset value per share fund—Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), Prime Investor Fund calculates its net asset value to four decimals (e.g., $1.0000) using market-based pricing and expects that its share price will fluctuate.

On occasion, it is possible that the end of day accounting net asset value (“NAV”) per share of a floating NAV fund, such as Prime Investor Fund, as reported in a shareholder report, for example, may differ from the transactional NAV per share (used for purposes of processing purchases and redemptions); while this is not expected to occur with great frequency, it may happen should certain factors align on a given business day. The final end-of-day NAV per share for accounting and financial statement reporting purposes is designed to reflect all end-of-day accounting activities, which may include, but are not limited to, income and expense accruals, dividend and distribution reinvestments as well as final share activity; such items are factored into the Fund after the last transactional NAV per share is calculated on a given day (normally, the last transactional NAV per share is calculated as of 3 pm, Eastern time, as explained in the Fund’s prospectus).

Constant net asset value per share funds—Government Investor Fund, Treasury Investor Fund, Prime CNAV Investor Fund, and Tax-Free Investor Fund (collectively the “Constant NAV Funds”) attempt to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Constant NAV Funds will be able to maintain a stable net asset value of $1.00 per share. The Constant NAV Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable each to do so. Government Investor Fund and Treasury Investor Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Investor Fund and Treasury Investor Fund are permitted to seek to maintain a stable price per share. Prime CNAV Investor Fund and Tax-Free Investor Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “retail money market funds”, Prime CNAV Investor Fund and Tax-Free Investor Fund are permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, Prime Investor Fund, Prime CNAV Investor Fund and Tax-Free Investor Fund may be subject to the possible imposition of a liquidity fee and/or temporary redemption gate. Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund may impose a fee upon the sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. For the year ended April 30, 2019, Prime Investor Fund, Prime CNAV Investor Fund and Tax-Free Investor Fund were not subject to any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Investor Fund and Treasury Investor Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Funds’ Board of Trustees (the “Board”) may elect to subject Government Investor Fund and Treasury Investor Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which

23

UBS Investor Funds

Notes to financial statements

may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator

UBS AM serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of each Fund’s average daily net assets:

Fund	Administration fee
Prime Investor Fund	0.10%
Government Investor Fund	0.10
Treasury Investor Fund	0.10
Prime CNAV Investor Fund	0.10
Tax-Free Investor Fund	0.10

At April 30, 2019, each Fund owed UBS AM for administrative services/expense reimbursements as follows:

Fund	Amounts owed to UBS AM
Prime Investor Fund	$314,950
Government Investor Fund	47,792
Treasury Investor Fund	127,155
Prime CNAV Investor Fund	161,293
Tax-Free Investor Fund	15,585

The Funds and UBS AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its administration fees and/or reimburse the Funds so that the Funds’ operating expenses through August 31, 2019 (excluding interest expense, if any, and extraordinary items) would not exceed 0.50%.

At April 30, 2019 UBS AM owed the Funds, and for the year ended April 30, 2019, UBS AM was contractually obligated to waive fees and/or to reimburse certain operating expenses as follows:

Fund	Amounts owed by UBS AM	Amounts waived and/or reimbursed by UBS AM
Prime Investor Fund	$179,727	$1,287,529
Government Investor Fund	83,654	371,929
Treasury Investor Fund	77,880	626,529
Prime CNAV Investor Fund	98,845	685,603
Tax-Free Investor Fund	56,500	253,692

Each Fund has agreed to repay UBS AM for any such waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing each Fund’s expenses in any of those three years to exceed such expense cap. The fee waiver/expense reimbursement agreement may be terminated by the Funds’ Board at any time and also will terminate automatically upon the expiration or termination

24

UBS Investor Funds

Notes to financial statements

of the Funds’ contract with UBS AM. Upon termination of the agreement, however, UBS AM’s three year recoupment rights will survive. At April 30, 2019, the following Funds had remaining fee waivers and expense reimbursements subject to repayment to UBS AM and respective dates of expiration as follows:

Fund	Fee waivers/ expense reimbursements subject to repayment	Expires April 30, 2020	Expires April 30, 2021	Expires April 30, 2022
Prime Investor Fund	$2,081,100	$331,843	$461,728	$1,287,529
Government Investor Fund	783,809	171,258	240,622	371,929
Treasury Investor Fund	1,356,186	331,304	398,353	626,529
Prime CNAV Investor Fund	1,163,288	185,122	292,563	685,603
Tax-Free Investor Fund	649,361	189,951	205,718	253,692

UBS AM may voluntarily undertake to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2019, and for the period ended April 30, 2019, UBS AM did not owe and/or waive fees/reimburse expenses under this additional undertaking.

Shareholder servicing and distribution plans

UBS AM—US is the principal underwriter and distributor of the Funds’ shares. During the year ended April 30, 2019, the Funds were contractually obligated to pay UBS AM—US monthly distribution (12b-1) and shareholder servicing fees at the below annual rates, as a percentage of each Fund’s average daily net assets:

Fund	Distribution (12b-1) fee	Shareholder servicing fee
Prime Investor Fund	0.25%	0.10%
Government Investor Fund	0.25	0.10
Treasury Investor Fund	0.25	0.10
Prime CNAV Investor Fund	0.25	0.10
Tax-Free Investor Fund	0.25	0.10

At April 30, 2019, each Fund owed UBS AM—US for distribution and shareholder servicing fees as follows:

Fund	Amounts owed to UBS AM—US
Prime Investor Fund	$1,539,983
Government Investor Fund	290,348
Treasury Investor Fund	641,391
Prime CNAV Investor Fund	799,259
Tax-Free Investor Fund	103,900

In addition to UBS AM’s fee waivers and/or expense reimbursements noted in the Administrator section above, in connection with voluntary waivers by the financial intermediaries that are selling each Fund’s shares, UBS AM—US has agreed to voluntarily waive fees or reimburse fund expenses so that each Fund’s operating expenses (excluding interest expense, if any, and extraordinary items) do not exceed 0.45%. UBS AM—US may also voluntarily undertake to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. These additional undertakings are voluntary and not contractual and may be terminated at any time. At April 30, 2019,

25

UBS Investor Funds

Notes to financial statements

UBS AM—US owed the Funds and for the year ended April 30, 2019, UBS AM—US voluntarily waived the below amounts, which are not subject to future recoupment:

Fund	Amounts owed by UBS AM—US	Amounts waived by UBS AM—US
Prime Investor Fund	$119,547	$878,304
Government Investor Fund	22,905	160,720
Treasury Investor Fund	50,071	382,788
Prime CNAV Investor Fund	62,013	441,239
Tax-Free Investor Fund	7,790	97,927

There is no guarantee that these additional voluntary amounts will continue to be waived and/or expenses reimbursed. To the extent that expenses are to be reimbursed, they will be reimbursed by UBS AM.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, for each of the Funds for the periods ended April 30, 2019 and April 30, 2018 were as follows:

Prime Investor Fund

	For the years ended April 30,
	2019		2018
	Shares	Amount	Shares	Amount
Shares sold	5,339,787,238	$5,340,561,709	1,067,316,652	$1,067,401,643
Shares repurchased	(3,134,702,503)	(3,135,170,482)	(612,718,792)	(612,766,411)
Dividends reinvested	28,823,946	28,828,037	3,651,879	3,652,093
Net increase	2,233,908,681	$2,234,219,264	458,249,739	$458,287,325

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Government Investor Fund
	For the years ended April 30,
	2019	2018
Shares sold	960,905,531	203,337,451
Shares repurchased	(530,055,174)	(127,937,218)
Dividends reinvested	4,306,909	372,193
Net increase in shares outstanding	435,157,266	75,772,426

Treasury Investor Fund
	For the years ended April 30,
	2019	2018
Shares sold	1,956,459,678	588,924,047
Shares repurchased	(1,164,072,776)	(348,555,113)
Dividends reinvested	11,261,909	1,844,315
Net increase in shares outstanding	803,648,811	242,213,249

26

UBS Investor Funds

Notes to financial statements

Prime CNAV Investor Fund
	For the years ended April 30,
	2019	2018
Shares sold	2,588,564,251	646,291,388
Shares repurchased	(1,455,004,306)	(368,957,076)
Dividends reinvested	14,273,686	1,669,491
Net increase in shares outstanding	1,147,833,631	279,003,803

Tax-Free Investor Fund
	For the years ended April 30,
	2019	2018
Shares sold	509,388,338	181,345,259
Shares repurchased	(446,141,436)	(104,651,220)
Dividends reinvested	1,725,782	299,066
Net increase in shares outstanding	64,972,684	76,993,105

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Funds during the fiscal years ended April 30, 2019 and April 30, 2018 were as follows:

	2019
Fund	Tax-exempt income	Ordinary income	Long-term realized capital gains
Prime Investor Fund	$—	$35,398,371	$—
Government Investor Fund	—	5,838,799	—
Treasury Investor Fund	—	13,836,050	1,525
Prime CNAV Investor Fund	—	17,504,200	—
Tax-Free Investor Fund	2,003,149	1	—

	2018
Fund	Tax-exempt income	Ordinary income	Long-term realized capital gains
Prime Investor Fund	$—	$4,580,501	$—
Government Investor Fund	—	736,692	—
Treasury Investor Fund	—	2,395,604	—
Prime CNAV Investor Fund	—	2,158,776	—
Tax-Free Investor Fund	429,045	—	—

27

UBS Investor Funds

Notes to financial statements

At April 30, 2019, components of accumulated earnings (deficit) on a tax basis were as follows:

Portfolio	Undistributed tax-exempt income	Undistributed ordinary income	Undistributed long-term capital gains	Accumulated realized capital and other losses	Unrealized appreciation (depreciation)	Total
Prime Investor Fund	$—	$5,092,260	$—	$—	$116,018	$5,208,278
Government Investor Fund	—	920,885	—	—	—	920,885
Treasury Investor Fund	—	1,988,677	—	—	—	1,988,677
Prime CNAV Investor Fund	—	2,603,536	—	—	—	2,603,536
Tax-Free Investor Fund	206,736	—	—	—	—	206,736

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after December 22, 2010, may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. As of April 30, 2019, none of the Funds had capital loss carryforwards.

During the fiscal year ended April 30, 2019, Government Investor Fund utilized $379 of capital loss carryforwards to offset current year realized capital gains.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of April 30, 2019, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2019, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2019, and since inception for the Government Investor Fund and Prime CNAV Investor Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

28

UBS Investor Funds

Report of independent registered public accounting firm

To the Shareholders of UBS Select Prime Investor Fund, UBS Select Government Investor Fund, UBS Select Treasury Investor Fund, UBS Prime Investor Fund and UBS Tax-Free Investor Fund and the Board of Trustees of UBS Series Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of UBS Select Prime Investor Fund, UBS Select Government Investor Fund, UBS Select Treasury Investor Fund, UBS Prime Investor Fund and UBS Tax-Free Investor Fund (collectively referred to as the “Funds”), (five of the funds constituting UBS Series Funds (the “Trust”)), as of April 30, 2019, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (five of the funds constituting UBS Series Funds) at April 30, 2019, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting UBS Series Funds	Statement of operations	Statements of changes in net assets	Financial highlights
UBS Select Prime Investor Fund UBS Select Treasury Investor Fund UBS Tax-Free Investor Fund	For the year ended April 30, 2019	For each of the two years in the period ended April 30, 2019	For each of the five years in the period ended April 30, 2019
UBS Select Government Investor Fund	For the year ended April 30, 2019	For each of the two years in the period ended April 30, 2019	For each of the two years in the period ended April 30, 2019 and the period from August 17, 2016 (commencement of operations) through April 30, 2017
UBS Prime Investor Fund	For the year ended April 30, 2019	For each of the two years in the period ended April 30, 2019	For each of the three years in the period ended April 30, 2019 and the period from January 19, 2016 (commencement of operations) through April 30, 2016

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits

29

UBS Investor Funds

Report of independent registered public accounting firm

also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

July 2, 2019

30

UBS Investor Funds

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Funds and Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Investor Fund invests) and for Master Trust—Prime CNAV Master Fund (the master fund in which UBS Prime Investor Fund invests) is available on a weekly basis at the same UBS Web address. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information

Pursuant to Sections 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the Funds designate the following ordinary income distributions paid as qualified interest income and qualified short term capital gains for the fiscal year ended April 30, 2019:

Fund	Qualified Interest Income	Qualified Short Term Capital Gains
Prime Investor Fund	$21,465,113	$1,239
Government Investor Fund	5,832,831	5,968
Treasury Investor Fund	13,836,047	—
Prime CNAV Investor Fund	11,110,349	14

31

Master Trust

Annual Report  |  April 30, 2019

Includes:

•	Prime Master Fund
•	Government Master Fund
•	Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2018 to April 30, 2019.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

	Beginning account value November 1, 2018	Ending account value April 30, 2019	Expenses paid during period[1] 11/01/18 to 04/30/19	Expense ratio during the period

Prime Master Fund
Actual	$1,000.00	$1,012.40	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Government Master Fund
Actual	$1,000.00	$1,011.50	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Treasury Master Fund
Actual	$1,000.00	$1,011.50	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Prime CNAV Master Fund
Actual	$1,000.00	$1,012.30	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Tax-Free Master Fund
Actual	$1,000.00	$1,007.50	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

Master Trust

Portfolio characteristics at a glance—April 30, 2019 (unaudited)

Prime Master Fund

Characteristics
Weighted average maturity[1]	26 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	58.4%
France	8.2
Japan	6.7
Sweden	5.1
Singapore	4.6
Total	83.0%

Portfolio composition[2]
Commercial paper	52.5%
Repurchase agreements	20.3
Certificates of deposit	18.1
Time deposits	9.0
Other assets less liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Because the price of interests in Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—April 30, 2019 (unaudited) (continued)

Government Master Fund

Characteristics
Weighted average maturity[1]	41 days

Portfolio composition[2]
US government and agency obligations	75.2%
Repurchase agreements	25.9
Other assets less liabilities	(1.1)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—April 30, 2019 (unaudited) (continued)

Treasury Master Fund

Characteristics
Weighted average maturity[1]	18 days

Portfolio composition[2]
US government obligations	50.6%
Repurchase agreements	49.3
Other assets less liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—April 30, 2019 (unaudited) (continued)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	24 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	61.5%
France	11.7
Japan	5.6
Singapore	4.7
Canada	4.5
Total	88.0%

Portfolio composition[2]
Commercial paper	52.5%
Repurchase agreements	23.2
Certificates of deposit	14.5
Time deposits	9.7
Other assets less liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime CNAV Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—April 30, 2019 (unaudited) (concluded)

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	9 days

Portfolio composition[2]
Municipal bonds	90.3%
Tax-exempt commercial paper	9.4
Other assets less liabilities	0.3
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Prime Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Time deposits—9.0%
Banking-non-US—9.0%
ABN AMRO Bank NV 2.380%, due 05/01/19	$25,000,000	$25,000,000
Credit Agricole Corporate & Investment Bank 2.370%, due 05/01/19	9,000,000	9,000,000
Credit Industriel et Commercial 2.360%, due 05/01/19	380,000,000	380,000,000
Mizuho Corporate Bank Ltd. 2.440%, due 05/01/19	410,000,000	410,000,000
Natixis 2.400%, due 05/01/19	200,000,000	200,000,000
Skandinaviska Enskilda Banken AB 2.360%, due 05/01/19	400,000,000	400,000,000
Total time deposits (cost—$1,424,000,000)		1,424,000,000

Certificates of deposit—18.1%
Banking-non-US—17.8%
Bank of Montreal 2.560%, due 07/08/19	160,000,000	160,033,722
SOFR + 0.440%, 2.920%, due 05/01/19[1]	70,000,000	70,004,955
Bank of Nova Scotia
1 mo. USD LIBOR + 0.260%, 2.734%, due 05/07/19[1]	60,000,000	60,000,960
BNP Paribas SA
1 mo. USD LIBOR + 0.140%, 2.620%, due 05/20/19[1]	120,000,000	120,018,272
Canadian Imperial Bank of Commerce
1 mo. USD LIBOR + 0.200%, 2.702%, due 05/01/19[1]	50,000,000	50,000,395
China Construction Bank Corp. 2.420%, due 05/02/19	70,000,000	69,999,931
2.510%, due 05/23/19	50,000,000	50,000,056
Cooperatieve Rabobank UA
1 mo. USD LIBOR + 0.130%, 2.609%, due 05/07/19[1]	81,000,000	81,010,602
1 mo. USD LIBOR + 0.200%, 2.695%, due 05/02/19[1]	10,000,000	10,003,763
1 mo. USD LIBOR + 0.220%, 2.707%, due 05/20/19[1]	48,000,000	48,019,515
Credit Agricole Corporate & Investment Bank 2.420%, due 05/06/19	52,100,000	52,099,825
Industrial & Commercial Bank of China Ltd. 2.410%, due 05/02/19	50,000,000	49,999,976
KBC Bank NV 2.450%, due 05/06/19	222,500,000	222,501,328
Mizuho Bank Ltd. 2.580%, due 07/23/19	35,000,000	35,004,238
2.580%, due 07/25/19	80,000,000	80,009,605
2.620%, due 05/10/19	120,000,000	120,004,399
MUFG Bank Ltd. 2.610%, due 05/10/19	100,000,000	100,005,340
Nordea Bank AB
1 mo. USD LIBOR + 0.170%, 2.643%, due 05/13/19[1]	57,000,000	57,012,319
3 mo. USD LIBOR + 0.070%, 2.711%, due 05/21/19[1]	42,000,000	42,001,479

	Face Amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Norinchukin Bank Ltd. 2.400%, due 05/01/19	$45,000,000	$44,999,984
Oversea-Chinese Banking Corp. Ltd. 2.450%, due 05/06/19	55,000,000	54,999,962
1 mo. USD LIBOR + 0.130%, 2.609%, due 05/28/19[1]	52,000,000	51,999,145
3 mo. USD LIBOR, 2.736%, due 05/01/19[1]	75,000,000	74,999,948
1 mo. USD LIBOR + 0.250%, 2.743%, due 05/03/19[1]	60,000,000	60,000,241
Skandinaviska Enskilda Banken AB
3 mo. USD LIBOR + 0.020%, 2.602%, due 07/29/19[1]	60,000,000	60,002,887
1 mo. USD LIBOR + 0.170%, 2.643%, due 05/13/19[1]	50,000,000	50,003,817
3 mo. USD LIBOR + 0.070%, 2.651%, due 07/11/19[1]	75,000,000	75,022,824
Societe Generale
3 mo. USD LIBOR + 0.070%, 2.667%, due 07/15/19[1]	113,000,000	113,022,372
3 mo. USD LIBOR + 0.020%, 2.703%, due 05/20/19[1]	52,000,000	52,002,941
Sumitomo Mitsui Banking Corp. 2.590%, due 06/27/19	75,000,000	75,009,247
2.600%, due 05/30/19	52,500,000	52,505,750
2.600%, due 07/12/19	65,000,000	65,009,058
1 mo. USD LIBOR + 0.180%, 2.657%, due 05/28/19[1]	51,000,000	51,009,839
2.670%, due 06/14/19	100,000,000	100,022,914
1 mo. USD LIBOR + 0.190%, 2.673%, due 05/30/19[1]	111,000,000	111,022,004
Svenska Handelsbanken
1 mo. USD LIBOR + 0.170%, 2.657%, due 05/20/19[1]	20,000,000	20,002,414
3 mo. USD LIBOR + 0.140%, 2.737%, due 07/15/19[1]	75,000,000	75,057,426
3 mo. USD LIBOR + 0.100%, 2.839%, due 05/07/19[1]	20,000,000	20,000,345
1 mo. USD LIBOR + 0.380%, 2.862%, due 05/13/19[1]	65,000,000	65,097,182
Toronto-Dominion Bank Ltd.
1 mo. USD LIBOR + 0.330%, 2.825%, due 05/02/19[1]	60,000,000	60,033,217

		2,809,554,197

Banking-US—0.3%
Wells Fargo Bank N.A.
3 mo. USD LIBOR + 0.190%, 2.928%, due 05/07/19[1]	42,000,000	42,001,484
Total certificates of deposit (cost—$2,851,105,588)		2,851,555,681

Commercial paper[2]—52.5%
Asset backed-miscellaneous—27.7%
Albion Capital Corp.
2.580%, due 05/21/19	60,501,000	60,414,393
2.580%, due 07/22/19	50,000,000	49,710,076

Prime Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(continued)
Antalis S.A.
2.530%, due 05/02/19	$7,750,000	$7,748,943
2.530%, due 05/06/19	20,000,000	19,991,803
2.580%, due 06/13/19	35,000,000	34,892,670
2.580%, due 07/08/19	45,000,000	44,780,752
2.580%, due 07/11/19[3]	14,000,000	13,928,712
2.600%, due 05/09/19	85,000,000	84,947,661
2.600%, due 07/02/19	30,000,000	29,866,965
2.640%, due 05/06/19	18,310,000	18,302,496
Atlantic Asset Securitization LLC
2.460%, due 05/01/19	25,000,000	24,998,278
2.500%, due 05/31/19	35,000,000	34,923,417
Barton Capital Corp.
2.460%, due 05/01/19[3]	40,000,000	39,997,333
2.550%, due 07/11/19	75,000,000	74,611,500
2.580%, due 06/03/19	75,000,000	74,819,375
2.580%, due 06/10/19	110,000,000	109,676,157
2.620%, due 05/06/19	30,000,000	29,987,750
2.620%, due 05/10/19	35,000,000	34,975,792
CAFCO LLC
2.530%, due 06/07/19	59,000,000	58,844,244
2.540%, due 07/08/19	80,000,000	79,610,226
2.540%, due 07/12/19	35,000,000	34,819,234
Chariot Funding LLC
1 mo. USD LIBOR + 0.110%, 2.589%, due 05/28/19[1,3]	76,000,000	76,005,227
2.595%, due 07/10/19	72,000,000	71,642,302
1 mo. USD LIBOR + 0.160%, 2.634%, due 05/08/19[1,3]	71,000,000	71,018,771
Charta LLC
2.500%, due 05/02/19	20,000,000	19,997,303
2.520%, due 06/26/19[3]	40,000,000	39,840,020
2.540%, due 07/08/19	25,000,000	24,878,196
2.550%, due 06/17/19	45,000,000	44,849,160
2.550%, due 06/20/19	47,000,000	46,832,343
2.570%, due 05/21/19	25,000,000	24,964,008
Fairway Finance Corp.
2.440%, due 05/13/19	20,000,000	19,982,176
2.540%, due 07/02/19	20,000,000	19,910,960
2.540%, due 08/05/19	30,000,000	29,791,450
2.570%, due 06/04/19	50,000,000	49,877,646
2.570%, due 06/07/19	40,000,000	39,893,558
1 mo. USD LIBOR + 0.115%, 2.592%, due 05/16/19[1,3]	80,000,000	80,002,066
1 mo. USD LIBOR + 0.105%, 2.592%, due 05/20/19[1,3]	50,000,000	49,998,848
1 mo. USD LIBOR + 0.100%, 2.593%, due 05/03/19[1,3]	50,000,000	49,994,114
1 mo. USD LIBOR + 0.260%, 2.741%, due 05/10/19[1,3]	51,000,000	51,022,761
1 mo. USD LIBOR + 0.260%, 2.744%, due 05/13/19[1,3]	50,000,000	50,022,469
Gotham Funding Corp.
2.510%, due 06/25/19	20,000,000	19,921,444
2.560%, due 07/08/19	75,000,000	74,633,725

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(continued)
Liberty Street Funding LLC
2.540%, due 06/04/19	$8,000,000	$7,980,579
2.540%, due 06/06/19	55,000,000	54,858,737
2.540%, due 06/07/19	25,000,000	24,934,002
2.540%, due 07/15/19	38,000,000	37,797,920
2.560%, due 05/21/19	50,000,000	49,927,725
2.560%, due 07/09/19	50,000,000	49,754,708
2.560%, due 08/01/19	19,000,000	18,876,605
2.560%, due 08/05/19	50,000,000	49,660,635
2.610%, due 05/01/19	10,000,000	9,999,319
2.800%, due 05/07/19	14,000,000	13,993,303
2.830%, due 05/03/19	50,000,000	49,989,771
2.887%, due 05/06/19	15,000,000	14,993,853
LMA Americas LLC
2.520%, due 06/11/19	10,000,000	9,970,180
2.540%, due 05/14/19	5,000,000	4,995,199
2.550%, due 08/08/19	70,000,000	69,498,333
2.590%, due 10/16/19	30,000,000	29,634,397
2.600%, due 06/12/19	50,000,000	49,847,290
2.610%, due 08/19/19	46,000,000	45,634,070
2.620%, due 09/12/19	35,000,000	34,660,719
2.630%, due 07/15/19	58,000,000	57,685,195
2.650%, due 08/14/19	50,000,000	49,620,167
2.720%, due 05/28/19	45,700,000	45,610,215
2.770%, due 05/14/19	52,000,000	51,950,071
2.820%, due 06/07/19	39,000,000	38,894,984
2.830%, due 06/10/19	39,000,000	38,886,515
Manhattan Asset Funding Co. LLC
2.540%, due 06/11/19[3]	50,000,000	49,853,816
2.540%, due 06/12/19	110,000,000	109,670,608
2.550%, due 06/05/19	32,900,000	32,817,816
2.550%, due 06/12/19	98,592,000	98,296,769
Nieuw Amsterdam Receivables Corp.
2.520%, due 05/08/19	30,000,000	29,983,460
2.520%, due 05/09/19	69,000,000	68,957,168
2.550%, due 07/05/19	40,000,000	39,812,707
2.550%, due 07/17/19	70,000,000	69,611,430
2.560%, due 06/14/19	29,700,000	29,606,074
Old Line Funding LLC
1 mo. USD LIBOR + 0.080%, 2.557%, due 05/16/19[1,3]	30,000,000	29,999,983
2.560%, due 10/09/19	25,000,000	24,713,125
1 mo. USD LIBOR + 0.130%, 2.604%, due 05/13/19[1,3]	50,000,000	49,999,958
3 mo. USD LIBOR + 0.030%, 2.625%, due 06/03/19[1,3]	55,000,000	54,999,761
3 mo. USD LIBOR + 0.040%, 2.638%, due 07/03/19[1,3]	50,000,000	49,999,788
1 mo. USD LIBOR + 0.230%, 2.704%, due 05/07/19[1,3]	25,000,000	25,003,968
1 mo. USD LIBOR + 0.240%, 2.742%, due 05/01/19[1,3]	30,000,000	30,005,246
1 mo. USD LIBOR + 0.330%, 2.802%, due 05/09/19[1,3]	42,000,000	42,012,954
1 mo. USD LIBOR + 0.330%, 2.804%, due 05/07/19[1,3]	35,000,000	35,010,596
2.820%, due 05/06/19	40,000,000	39,983,607

Prime Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
Regency Markets No. 1 LLC
2.450%, due 05/02/19	$38,527,000	$38,521,748
Sheffield Receivables Corp.
2.560%, due 07/26/19	30,000,000	29,808,600
2.580%, due 07/18/19	62,000,000	61,644,487
Starbird Funding Corp.
2.540%, due 06/14/19	50,000,000	49,843,125
Thunder Bay Funding LLC
1 mo. USD LIBOR + 0.140%, 2.636%, due 05/13/19[1,3]	40,000,000	39,999,941
1 mo. USD LIBOR + 0.300%, 2.795%, due 05/02/19[1,3]	62,000,000	62,015,044
1 mo. USD LIBOR + 0.330%, 2.804%, due 05/07/19[1,3]	50,000,000	50,015,857
1 mo. USD LIBOR + 0.340%, 2.821%, due 05/24/19[1,3]	25,000,000	25,004,655
2.980%, due 06/17/19	30,000,000	29,899,440
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.200%, 2.677%, due 05/28/19[1,3]	40,000,000	39,999,977
1 mo. USD LIBOR + 0.220%, 2.693%, due 05/12/19[1,3]	67,000,000	67,003,493
Victory Receivables Corp.
2.540%, due 06/04/19	55,000,000	54,866,480
2.550%, due 06/14/19	18,500,000	18,441,956
2.560%, due 06/25/19	61,000,000	60,760,405

		4,364,744,858

Banking-non-US—17.5%
ANZ National International Ltd.
3 mo. USD LIBOR + 0.100%, 2.320%, due 05/09/19[1,3]	49,000,000	49,000,807
1 mo. USD LIBOR + 0.320%, 2.801%, due 05/24/19[1,3]	69,000,000	69,033,233
ASB Finance Ltd.
1 mo. USD LIBOR + 0.310%, 2.787%, due 05/07/19[1,3]	60,000,000	60,040,298
1 mo. USD LIBOR + 0.340%, 2.821%, due 05/10/19[1,3]	60,000,000	60,053,609
Australia & New Zealand Banking Group Ltd.
1 mo. USD LIBOR + 0.270%, 2.744%, due 05/08/19[1,3]	70,000,000	70,032,920
Bank of Nova Scotia
1 mo. USD LIBOR + 0.300%, 2.779%, due 05/07/19[1,3]	75,000,000	75,063,790
Banque et Caisse d’Epargne de l’Etat
2.540%, due 08/01/19	62,000,000	61,590,935
2.645%, due 06/07/19	91,500,000	91,263,274
Barclays Bank PLC
3 mo. USD LIBOR + 0.340%, 2.460%, due 05/07/19[1,3,4]	72,000,000	72,013,067
BNP Paribas SA
2.560%, due 10/04/19	120,000,000	118,653,986
BNZ International Funding Ltd.
1 mo. USD LIBOR + 0.120%, 2.613%, due 05/03/19[1,3]	70,000,000	70,006,779
1 mo. USD LIBOR + 0.190%, 2.677%, due 05/20/19[1,3]	50,000,000	50,006,590

	Face Amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(concluded)
China Construction Bank Corp.
2.410%, due 05/06/19	$50,000,000	$49,979,784
2.540%, due 05/07/19	140,000,000	139,933,850
DBS Bank Ltd.
2.480%, due 05/02/19	59,000,000	58,992,031
2.520%, due 06/03/19	120,000,000	119,715,533
2.550%, due 07/15/19	120,000,000	119,360,333
2.600%, due 05/03/19	61,000,000	60,987,622
DNB Bank ASA
1 mo. USD LIBOR + 0.160%, 2.633%, due 05/15/19[1,3]	50,000,000	50,004,141
Federation Des Caisses
2.410%, due 05/02/19	120,000,000	119,983,886
Industrial & Commercial Bank of China Ltd.
2.510%, due 05/22/19	55,000,000	54,916,376
2.530%, due 05/08/19	105,000,000	104,943,650
Mitsubishi UFJ Trust & Banking Corp.
2.560%, due 07/08/19	150,000,000	149,272,912
Mizuho Bank Ltd.
2.565%, due 06/10/19	80,000,000	79,773,406
2.575%, due 06/13/19	51,090,000	50,934,579
Oversea-Chinese Banking Corp. Ltd.
3 mo. USD LIBOR + 0.010%, 2.618%, due 06/05/19[1,3]	17,000,000	16,999,914
1 mo. USD LIBOR + 0.260%, 2.733%, due 05/13/19[1,3]	40,000,000	40,004,351
Royal Bank of Canada
1 mo. USD LIBOR + 0.320%, 2.815%, due 05/02/19[1,3]	60,000,000	60,041,286
Sumitomo Mitsui Trust Bank Ltd.
2.510%, due 07/08/19	100,000,000	99,518,533
2.560%, due 06/04/19	45,000,000	44,892,244
2.570%, due 08/09/19	100,000,000	99,284,022
2.600%, due 07/15/19	60,000,000	59,680,040
Toronto Dominion Bank Ltd.
2.460%, due 05/07/19	80,000,000	79,962,355
1 mo. USD LIBOR + 0.330%, 2.804%, due 05/07/19[1,3]	55,000,000	55,040,154
United Overseas Bank Ltd.
2.550%, due 06/12/19	70,000,000	69,794,400
Westpac Banking Corp.
3 mo. USD LIBOR + 0.180%, 2.780%, due 07/02/19[1,3]	70,000,000	70,064,458
Westpac Securities NZ Ltd.
3 mo. USD LIBOR + 0.120%, 2.749%, due 05/28/19[1,3]	69,000,000	69,004,865

		2,769,844,013

Banking-US—1.6%
Bedford Row Funding Corp.
1 mo. USD LIBOR + 0.160%, 2.634%, due 05/07/19[1,3]	20,000,000	20,003,693
1 mo. USD LIBOR + 0.150%, 2.637%, due 05/21/19[1,3]	47,000,000	47,005,316
Citigroup Global Markets Holdings, Inc.
2.540%, due 08/08/19	25,000,000	24,824,792
2.540%, due 10/07/19	32,000,000	31,632,640
2.560%, due 10/15/19	60,000,000	59,275,920

Prime Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Commercial paper[2]—(concluded)
Banking-US—(concluded)
J.P. Morgan Securities LLC
2.870%, due 07/08/19	$70,000,000	$69,657,338

		252,399,699

Energy-integrated—2.0%
Sinopec Century Bright Capital Investment Ltd.
2.550%, due 05/02/19	180,000,000	179,976,029
2.550%, due 05/03/19	40,000,000	39,992,000
2.550%, due 05/07/19	27,000,000	26,987,348
2.570%, due 05/02/19	70,000,000	69,990,678

		316,946,055

Finance-other—3.7%
CNPC Finance HK Ltd.
2.680%, due 05/01/19	238,000,000	237,983,043
2.680%, due 05/02/19	35,000,000	34,995,009
2.680%, due 05/07/19	65,000,000	64,967,391
2.700%, due 05/02/19	40,000,000	39,994,296
2.800%, due 05/15/19	60,000,000	59,935,000
Collateralized Commercial Paper Co. LLC
2.570%, due 10/07/19	25,000,000	24,711,889
3 mo. USD LIBOR + 0.060%, 2.659%, due 05/28/19[1]	43,000,000	43,002,279
3 mo. USD LIBOR + 0.040%, 2.666%, due 05/28/19[1]	54,000,000	53,999,778
3 mo. USD LIBOR + 0.120%, 2.722%, due 06/25/19[1]	20,000,000	20,003,367

		579,592,052
Total Commercial paper (cost—$8,283,205,822)		8,283,526,677

Repurchase agreements—20.3%
Repurchase agreement dated 04/30/19 with Barclays Bank PLC, 2.750% due 05/01/19, collateralized by $275,093,000 US Treasury Bond, 3.750% due 11/15/43 and $806,197,300 US Treasury Notes, 2.000% to 2.375% due 04/30/20 to 05/31/24; (value—$1,122,000,063); proceeds: $1,100,084,028	1,100,000,000	1,100,000,000
Repurchase agreement dated 04/30/19 with BNP Paribas SA, 2.600% due 05/01/19, collateralized by $7,551,097 Federal National Mortgage Association obligations, 6.500% to 8.500% due 06/18/27 to 12/25/41 and $169,599,616 various asset-backed convertible bonds, zero coupon to 11.000% due 06/01/21 to 01/28/70; (value—$140,155,767); proceeds: $130,009,389	130,000,000	130,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/19 with Fixed Income Clearing Corp., 2.750% due 05/01/19, collateralized by $553,365,000 US Treasury Bill, zero coupon due 04/23/20 and $1,023,750,000 US Treasury Notes, 2.000% to 2.625% due 06/15/21 to 11/30/24; (value—$1,560,604,321); proceeds: $1,530,116,875	$1,530,000,000	$1,530,000,000
Repurchase agreement dated 04/30/19 with J.P. Morgan Securities LLC, 2.750% due 05/01/19, collateralized by $400 US Treasury Bill, zero coupon due 07/18/19, $1,300 US Treasury Inflation Index Bonds, 0.875% to 1.000% due 02/15/47 to 02/15/48 and $260,238,500 US Treasury Notes, 1.625% to 3.000% due 07/31/22 to 11/15/26; (value—$255,000,032); proceeds: $250,019,097	250,000,000	250,000,000
Repurchase agreement dated 04/01/19 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.800% due 06/04/19, collateralized by $98,566,754 various asset-backed convertible bonds, 2.640% to 4.192% due 06/15/23 to 08/25/55; (value—$80,250,001); proceeds: $75,169,167[4,5]	75,000,000	75,000,000
Repurchase agreement dated 04/01/19 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.990% due 06/04/19, collateralized by $6,358,518 various asset-backed convertible bonds, zero coupon to 10.000% due 05/10/19 to 04/15/78 and 3,101,081 shares of various equity securities; (value—$133,750,166); proceeds: $125,301,076[4,6]	125,000,000	125,000,000
Total repurchase agreements (cost—$3,210,000,000)		3,210,000,000
Total investments (cost—$15,768,311,410 which approximates cost for federal income tax purposes)—99.9%		15,769,082,358

Other assets in excess of liabilities—0.1%		10,077,272
Net assets—100.0%		$15,779,159,630

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 61.

Prime Master Fund

Portfolio of investments—April 30, 2019

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Time deposits	$—	$1,424,000,000	$—	$1,424,000,000
Certificates of deposit	—	2,851,555,681	—	2,851,555,681
Commercial paper	—	8,283,526,677	—	8,283,526,677
Repurchase agreements	—	3,210,000,000	—	3,210,000,000
Total	$—	$15,769,082,358	$—	$15,769,082,358

At April 30, 2019, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $2,176,174,629, represented 13.8% of the Fund’s net assets at period end.

[4]	Illiquid investment at period end. Illiquid assets, in the amount of $272,013,067, represented 1.7% of the Fund’s net assets at period end.
[5]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the United States overnight bank funding rate + 0.38%). The interest rate shown is the current rate as of April 30, 2019. and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2019.

[6]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the United States overnight bank funding rate + 0.57%). The interest rate shown is the current rate as of April 30, 2019 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2019.

See accompanying notes to financial statements.

Government Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
US government and agency obligations—75.2%
Federal Farm Credit Bank
1 mo. USD LIBOR – 0.105%, 2.369%, due 05/17/19[1]	$10,000,000	$9,999,506
1 mo. USD LIBOR – 0.085%, 2.398%, due 05/30/19[1]	77,000,000	76,999,692
2.400%, due 11/25/19[2]	97,100,000	95,753,547
2.430%, due 07/31/19[2]	45,000,000	44,723,588
1 mo. USD LIBOR – 0.010%, 2.467%, due 05/25/19[1]	74,000,000	74,000,000
Federal Home Loan Bank
1 mo. USD LIBOR – 0.125%, 2.352%, due 05/16/19[1]	148,000,000	148,000,000
1 mo. USD LIBOR – 0.110%, 2.363%, due 05/13/19[1]	148,000,000	148,000,000
1 mo. USD LIBOR – 0.115%, 2.372%, due 05/19/19[1]	146,000,000	146,000,000
1 mo. USD LIBOR – 0.105%, 2.378%, due 05/26/19[1]	150,000,000	150,000,000
1 mo. USD LIBOR – 0.105%, 2.382%, due 05/19/19[1]	67,000,000	67,000,000
1 mo. USD LIBOR – 0.105%, 2.382%, due 05/20/19[1]	151,000,000	151,000,000
1 mo. USD LIBOR – 0.105%, 2.382%, due 05/23/19[1]	80,000,000	80,000,000
1 mo. USD LIBOR – 0.100%, 2.387%, due 05/21/19[1]	150,000,000	150,000,000
2.387%, due 05/29/19[2]	70,000,000	69,870,041
1 mo. USD LIBOR – 0.085%, 2.388%, due 05/13/19[1]	50,000,000	50,000,000
2.388%, due 05/31/19[2]	170,000,000	169,661,700
2.388%, due 07/12/19[2]	170,000,000	169,188,080
2.390%, due 06/12/19[2]	165,000,000	164,539,925
2.390%, due 07/08/19[2]	147,500,000	146,834,119
2.390%, due 07/10/19[2]	162,000,000	161,247,150
1 mo. USD LIBOR – 0.090%, 2.391%, due 05/10/19[1]	59,000,000	59,000,000
1 mo. USD LIBOR – 0.090%, 2.394%, due 05/11/19[1]	85,000,000	85,000,000
2.399%, due 05/08/19[2]	55,000,000	54,974,344
1 mo. USD LIBOR – 0.080%, 2.399%, due 05/27/19[1]	148,000,000	148,000,000
2.399%, due 07/19/19[2]	170,000,000	169,105,040
2.400%, due 08/01/19[2]	77,000,000	76,527,733
2.400%, due 09/11/19[2]	77,000,000	76,317,267
2.400%, due 10/21/19[2]	123,500,000	122,075,633
2.402%, due 05/03/19[2]	173,000,000	172,976,914
1 mo. USD LIBOR – 0.070%, 2.402%, due 05/09/19[1]	145,000,000	145,000,000
1 mo. USD LIBOR – 0.085%, 2.402%, due 05/21/19[1]	77,000,000	77,000,000
2.405%, due 05/10/19[2]	152,000,000	151,908,610
2.405%, due 05/15/19[2]	65,000,000	64,939,207
2.407%, due 05/03/19[2]	45,000,000	44,993,983
1 mo. USD LIBOR – 0.085%, 2.408%, due 05/03/19[1]	81,000,000	81,000,000
1 mo. USD LIBOR – 0.065%, 2.409%, due 05/17/19[1]	85,000,000	85,000,000

	Face Amount	Value
US government and agency obligations—(continued)
2.409%, due 06/19/19[2]	$165,000,000	$164,458,979
2.410%, due 05/15/19[2]	170,000,000	169,840,672
2.410%, due 07/11/19[2]	103,500,000	103,008,059
2.410%, due 07/18/19[2]	200,000,000	198,955,667
2.410%, due 08/02/19[2]	24,840,000	24,685,350
2.410%, due 10/25/19[2]	77,000,000	76,087,614
1 mo. USD LIBOR – 0.065%, 2.415%, due 05/18/19[1]	53,000,000	53,000,000
2.415%, due 05/21/19[2]	145,000,000	144,805,458
2.415%, due 06/12/19[2]	155,000,000	154,563,288
2.415%, due 06/26/19[2]	162,000,000	161,391,420
2.415%, due 07/03/19[2]	65,000,000	64,725,294
2.415%, due 08/15/19[2]	74,000,000	73,473,798
1 mo. USD LIBOR – 0.055%, 2.418%, due 05/14/19[1]	68,000,000	68,000,000
2.420%, due 05/15/19[2]	57,000,000	56,946,357
2.420%, due 05/22/19[2]	96,000,000	95,864,480
2.420%, due 05/24/19[2]	255,000,000	254,605,742
2.420%, due 06/14/19[2]	84,275,000	84,025,733
2.420%, due 06/17/19[2]	128,000,000	127,595,591
2.420%, due 07/01/19[2]	75,000,000	74,692,458
2.422%, due 06/19/19[2]	165,000,000	164,456,059
2.423%, due 05/24/19[2]	170,000,000	169,736,835
2.423%, due 05/29/19[2]	170,000,000	169,679,626
2.425%, due 05/22/19[2]	31,790,000	31,745,030
2.425%, due 07/15/19[2]	100,000,000	99,494,792
2.430%, due 05/15/19[2]	85,800,000	85,718,919
2.430%, due 05/17/19[2]	107,000,000	106,884,440
2.430%, due 05/30/19[2]	54,310,000	54,203,688
2.430%, due 09/25/19[2]	173,000,000	171,283,408
2.432%, due 06/10/19[2]	128,000,000	127,654,116
2.435%, due 05/01/19[2]	153,000,000	153,000,000
2.435%, due 06/19/19[2]	212,000,000	211,297,367
2.435%, due 07/17/19[2]	297,000,000	295,453,166
2.435%, due 10/01/19[2]	143,000,000	141,520,129
2.437%, due 09/20/19[2]	49,000,000	48,528,982
1 mo. USD LIBOR – 0.045%, 2.438%, due 05/26/19[1]	75,000,000	75,000,000
2.440%, due 10/02/19[2]	148,000,000	146,455,209
2.440%, due 10/17/19[2]	24,600,000	24,318,221
2.440%, due 10/21/19[2]	98,500,000	97,345,033
1 mo. USD LIBOR – 0.040%, 2.443%, due 05/26/19[1]	75,000,000	75,000,000
2.445%, due 05/17/19[2]	165,000,000	164,820,700
1 mo. USD LIBOR – 0.045%, 2.448%, due 05/03/19[1]	109,000,000	109,000,000
1 mo. USD LIBOR – 0.035%, 2.448%, due 05/30/19[1]	70,000,000	70,000,000
2.450%, due 09/11/19[2]	20,200,000	20,017,162
2.450%, due 09/13/19[2]	28,600,000	28,337,238
2.455%, due 10/11/19[2]	75,000,000	74,166,323
1 mo. USD LIBOR – 0.020%, 2.457%, due 05/25/19[1]	75,000,000	75,000,000
2.460%, due 08/21/19[2]	270,000,000	267,933,600
3 mo. USD LIBOR – 0.265%, 2.473%, due 05/02/19[1]	96,000,000	95,986,774
1 mo. USD LIBOR – 0.025%, 2.474%, due 05/09/19[1]	148,000,000	148,000,000

Government Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
US government and agency obligations—(concluded)
3 mo. USD LIBOR – 0.160%, 2.491%, due 05/24/19[1]	$74,000,000	$ 74,007,403
2.510%, due 04/02/20	148,400,000	148,400,000
2.526%, due 07/05/19[2]	3,000,000	2,986,675
SOFR + 0.065%, 2.545%, due 05/01/19[1]	64,000,000	64,000,000
US Treasury Bills
2.492%, due 05/02/19[2]	103,000,000	102,993,053
2.513%, due 05/09/19[2]	110,000,000	109,940,172
2.746%, due 11/07/19[2]	200,000,000	197,215,972
US Treasury Notes
3 mo. Treasury money market yield + 0.033%, 2.448%, due 05/01/19[1]	274,000,000	274,006,685
3 mo. Treasury money market yield + 0.045%, 2.460%, due 05/01/19[1]	46,000,000	45,997,951
3 mo. Treasury money market yield + 0.060%, 2.475%, due 05/01/19[1]	100,000,000	100,026,794
3 mo. Treasury money market yield + 0.115%, 2.530%, due 05/01/19[1]	75,000,000	74,925,275
Total US government and agency obligations (cost—$10,733,898,836)		10,733,898,836

Repurchase agreements—25.9%
Repurchase agreement dated 04/24/19 with Barclays Bank PLC, 2.430% due 05/01/19, collateralized by $955,655,521 Federal Home Loan Mortgage Corp. obligations, zero coupon to 9.000% due 01/15/21 to 11/25/50, $126,301,557 Federal National Mortgage Association obligations, 3.464% to 6.600% due 03/18/27 to 11/01/42 and $50,966,060 Government National Mortgage Association obligations, 3.500% to 4.000% due 08/20/47 to 10/20/48; (value—$102,440,056); proceeds: $100,047,250	100,000,000	100,000,000
Repurchase agreement dated 04/25/19 with Barclays Bank PLC, 2.430% due 05/02/19, collateralized by $153,673,905 Federal Home Loan Mortgage Corp. obligations, 1.466% to 3.716% due 08/15/47 to 09/15/48 and $333,112,083 Government National Mortgage Association obligations, 3.000% to 3.962% due 04/20/41 to 03/20/49; (value—$103,000,000); proceeds: $100,047,250	100,000,000	100,000,000
Repurchase agreement dated 04/29/19 with Barclays Bank PLC, 2.470% due 05/06/19, collateralized by $150,240,675 Government National Mortgage Association obligations, 3.000% to 3.500% due 01/20/42 to 03/20/48; (value—$103,000,000); proceeds: $100,048,028	100,000,000	100,000,000

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/30/19 with Barclays Bank PLC, 2.750% due 05/01/19, collateralized by $11,415,200 US Treasury Bond, 3.750% due 11/15/43 and $1,333,646,400 US Treasury Notes, 1.125% to 2.250% due 05/15/20 to 02/15/27; (value—$1,326,000,089); proceeds: $1,300,099,306	$1,300,000,000	$1,300,000,000
Repurchase agreement dated 04/30/19 with BNP Paribas SA, 2.740% due 05/01/19, collateralized by $2,040 Federal National Mortgage Association obligations, zero coupon to 1.625% due 10/09/19 to 01/21/20, $100,215,900 US Treasury Notes, 2.349% to 2.750% due 10/31/20 to 11/30/20, $800 US Treasury Bond Principal STRIP, zero coupon due 08/15/42 and $52 US Treasury Bond STRIP, zero coupon due 08/15/37; (value—$102,000,000); proceeds: $100,007,611	100,000,000	100,000,000
Repurchase agreement dated 04/30/19 with Fixed Income Clearing Corp., 2.750% due 05/01/19, collateralized $531,475,000 US Treasury Bill, zero coupon due 04/23/20 and $466,400,000 US Treasury Inflation Index Bond, 0.125% due 04/15/20; (value—$1,020,001,663); proceeds: $1,000,076,389	1,000,000,000	1,000,000,000
Repurchase agreement dated 04/30/19 with J.P. Morgan Securities LLC, 2.750% due 05/01/19, collateralized by $51,375,300 US Treasury Note, 2.250% due 03/31/26; (value—$51,000,017); proceeds: $50,003,819	50,000,000	50,000,000
Repurchase agreement dated 04/30/19 with J.P. Morgan Securities LLC, 2.770% due 05/01/19, collateralized by $58,541,716 Federal Home Loan Mortgage Corp. obligations, 4.000% to 4.500% due 02/01/47 to 11/01/47, $58,300,038 Federal National Mortgage Association obligations, 2.500% to 4.000% due 10/01/26 to 01/01/58; (value—$102,000,000); proceeds: $100,007,694	100,000,000	100,000,000
Repurchase agreement dated 04/30/19 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.520% due 05/07/19, collateralized by $154,839,000 Federal Home Loan Bank obligations, zero coupon due 10/18/19 to 10/23/19; (value—$153,000,713); proceeds: $150,073,500	150,000,000	150,000,000

Government Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 01/28/19 with MUFG Securities Americas Inc., 2.470% due 06/04/19, collateralized by $163,800,584 Federal Home Loan Mortgage Corp. obligations, 3.000% to 4.000% due 07/15/28 to 06/15/52, $376,207,390 Federal National Mortgage Association obligations, 2.000% to 4.000% due 09/25/29 to 09/25/48 and $49,553,581 Government National Mortgage Association obligations, 2.000% to 4.000% due 12/20/43 to 11/20/48; (value—$510,000,000); proceeds: $503,156,111[3,4]	$500,000,000	$500,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/19 with Toronto- Dominion Bank, 2.750% due 05/01/19, collateralized by $198,423,847 Federal Home Loan Mortgage Corp. obligations, 2.500% to 6.500% due 05/15/19 to 01/01/49 and $402,601,085 Federal National Mortgage Association obligations, 2.500% to 6.000% due 01/01/20 to 03/01/49; (value—$204,000,000); proceeds: $200,015,278	$200,000,000	$200,000,000
Total repurchase agreements (cost—$3,700,000,000)		3,700,000,000
Total investments (cost—$14,433,898,836 which approximates cost for federal income tax purposes)—101.1%		14,433,898,836

Liabilities in excess of other assets—(1.1)%		(155,411,564)
Net assets—100.0%		$14,278,487,272

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 61.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$10,733,898,836	$—	$10,733,898,836
Repurchase agreements	—	3,700,000,000	—	3,700,000,000
Total	$—	$14,433,898,836	$—	$14,433,898,836

At April 30, 2019, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Illiquid investment at period end. Illiquid assets, in the amount of $500,000,000, represented 3.5% of the Fund’s net assets at period end.
[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the Federal Reserve Overnight Reverse Repo Facility Rate + 0.22%). The interest rate shown is the current rate as of April 30, 2019 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2019.

See accompanying notes to financial statements.

Treasury Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
US government obligations—50.6%
US Treasury Bills 2.418%, due 06/11/19[1]	$400,000,000	$398,917,372
2.419%, due 07/05/19[1]	400,000,000	398,284,723
2.424%, due 07/25/19[1]	200,000,000	198,878,000
2.429%, due 06/18/19[1]	200,000,000	199,363,467
2.430%, due 07/18/19[1]	200,000,000	198,967,800
2.435%, due 06/06/19[1]	340,000,000	339,188,050
2.441%, due 05/23/19[1]	392,000,000	391,427,127
2.441%, due 06/13/19[1]	400,000,000	398,855,597
2.446%, due 05/07/19[1]	400,000,000	399,839,716
2.453%, due 05/14/19[1]	200,000,000	199,825,944
2.453%, due 05/21/19[1]	200,000,000	199,732,167
2.454%, due 05/16/19[1]	164,000,000	163,836,000
2.458%, due 06/27/19[1]	400,000,000	398,474,299
2.465%, due 06/20/19[1]	400,000,000	398,657,361
2.492%, due 05/02/19[1]	130,000,000	129,991,232
2.513%, due 05/09/19[1]	140,000,000	139,923,855
2.746%, due 11/07/19[1]	250,000,000	246,519,965
US Treasury Notes 0.875%, due 05/15/19	100,000,000	99,939,579
1.125%, due 05/31/19	90,000,000	89,901,511
1.250%, due 05/31/19	100,000,000	99,898,604
1.500%, due 11/30/19	256,000,000	254,175,548
3 mo. Treasury money market yield, 2.415%, due 05/01/19[2]	650,000,000	649,898,323
3 mo. Treasury money market yield + 0.033%, 2.448%, due 05/01/19[2]	600,000,000	599,946,510
3 mo. Treasury money market yield + 0.043%, 2.458%, due 05/01/19[2]	500,000,000	499,869,574
3 mo. Treasury money market yield + 0.045%, 2.460%, due 05/01/19[2]	54,000,000	53,997,595
3 mo. Treasury money market yield + 0.048%, 2.463%, due 05/01/19[2]	650,000,000	650,019,502
3 mo. Treasury money market yield + 0.060%, 2.475%, due 05/01/19[2]	580,000,000	580,054,411
3 mo. Treasury money market yield + 0.115%, 2.530%, due 05/01/19[2]	335,000,000	334,723,335
Total US government obligations (cost—$8,713,107,167)		8,713,107,167

Repurchase agreements—49.3%
Repurchase agreement dated 04/24/19 with Barclays Bank PLC, 2.420% due 05/01/19, collateralized by $92,108,800 US Treasury Bill, zero coupon due 06/13/19 and $110,490,400 US Treasury Note, 2.875% due 10/15/21; (value—$204,000,022); proceeds: $200,094,111	200,000,000	200,000,000

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/25/19 with Barclays Bank PLC, 2.420% due 05/02/19, collateralized by $102,300,700 US Treasury Bill, zero coupon due 06/13/19; (value—$102,000,038); proceeds: $100,047,056	$100,000,000	$100,000,000
Repurchase agreement dated 04/26/19 with Barclays Bank PLC, 2.440% due 05/03/19, collateralized by $305,792,600 US Treasury Notes, 2.250% to 2.875% due 04/30/21 to 10/15/21; (value—$306,000,044); proceeds: $300,142,333	300,000,000	300,000,000
Repurchase agreement dated 04/29/19 with Barclays Bank PLC, 2.460% due 05/06/19, collateralized by $306,300,200 US Treasury Note, 2.250% due 04/30/21; (value—$306,000,026); proceeds: $300,143,500	300,000,000	300,000,000
Repurchase agreement dated 04/30/19 with Barclays Bank PLC, 2.490% due 05/07/19, collateralized by $410,965,000 US Treasury Bills, zero coupon due 07/11/19 to 08/22/19; (value—$408,000,016); proceeds: $400,193,667	400,000,000	400,000,000
Repurchase agreement dated 04/30/19 with Barclays Bank PLC, 2.750% due 05/01/19, collateralized by $153,451,000 US Treasury Bill, zero coupon due 06/13/19; (value—$153,000,008); proceeds: $150,011,458	150,000,000	150,000,000
Repurchase agreement dated 04/30/19 with BNP Paribas SA, 2.730% due 05/01/19, collateralized by $3,203,000 US Treasury Bill, zero coupon due 05/09/19, $100,541,100 US Treasury Bonds, 4.375% to 5.000% due 05/15/37 to 11/15/39, $1,000 US Treasury Inflation Index Bond, 3.875% due 04/15/29, $748,299,900 US Treasury Notes, 2.250% to 2.875% due 04/15/21 to 11/30/25 and $50,589,289 US Treasury Bond STRIP, zero coupon due 02/15/30; (value—$918,000,000); proceeds: $900,068,250	900,000,000	900,000,000
Repurchase agreement dated 04/30/19 with Fixed Income Clearing Corp., 2.750% due 05/01/19, collateralized by $921,600,000 US Treasury Inflation Index Notes, 0.125% to 1.875% due 07/15/19 to 04/15/20 and $1,594,395,000 US Treasury Notes, 1.000% to 2.500% due 06/30/19 to 05/31/24; (value—$2,652,006,696); proceeds: $2,600,198,611	2,600,000,000	2,600,000,000
Repurchase agreement dated 04/30/19 with Goldman Sachs & Co., 2.470% due 05/07/19, collateralized by $240,504,000 US Treasury Note, 2.250% due 12/31/24, $43,496,000 US Treasury Bonds Principal STRIP, zero coupon due 11/15/44 and $92,578,040 US Treasury Bond STRIPs, zero coupon due 02/15/39 to 02/15/49; (value—$306,000,001); proceeds: $300,144,083	300,000,000	300,000,000

Treasury Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/30/19 with J.P. Morgan Securities LLC, 2.750% due 05/01/19, collateralized by $99,349,900 US Treasury Note, 2.750% due 02/15/28; (value—$102,000,014); proceeds: $100,007,639	$100,000,000	$100,000,000
Repurchase agreement dated 04/30/19 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.500% due 05/07/19, collateralized by $131,792,800 US Treasury Inflation Index Note, 1.250% due 07/15/20 and $304,914,200 US Treasury Notes, 1.500% to 3.375% due 11/15/19 to 03/31/23; (value—$459,000,035); proceeds: $450,218,750	450,000,000	450,000,000
Repurchase agreement dated 04/30/19 with Mizuho Securities USA LLC, 2.700% due 05/01/19, collateralized by $32,027,900 US Treasury Bills, zero coupon due 08/22/19 to 09/26/19 and $481,825,300 US Treasury Notes, 1.250% to 2.250% due 02/29/20 to 11/15/27; (value—$510,000,012); proceeds: $500,037,500	500,000,000	500,000,000
Repurchase agreement dated 04/24/19 with MUFG Securities (Canada) Ltd., 2.390% due 05/01/19, collateralized by $100 US Treasury Bond, 3.000% due 05/15/47 and $299,607,600 US Treasury Notes, 1.375% to 2.875% due 05/31/20 to 03/31/25; (value—$306,000,032); proceeds: $300,139,417	300,000,000	300,000,000
Repurchase agreement dated 04/29/19 with MUFG Securities Americas Inc., 2.420% due 05/06/19, collateralized by $200 US Treasury Bill, zero coupon due 07/05/19, $114,478,500 US Treasury Bonds, 3.000% to 6.125% due 08/15/29 to 02/15/47, $50,000,000 US Treasury Inflation Index Bond, 1.000% due 02/15/46, $114,690,100 US Treasury Inflation Index Notes, 0.375% to 1.375% due 01/15/20 to 01/15/27, $188,395,900 US Treasury Notes, 2.250% to 2.750% due 08/31/23 to 08/15/27 and $3,138,910 US Treasury Bond STRIPs, zero coupon due 08/15/21; (value—$510,000,023); proceeds: $500,235,278	500,000,000	500,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/19 with MUFG Securities (Canada) Ltd., 2.450% due 05/07/19, collateralized by $299,815,300 US Treasury Notes, 2.250% to 2.875% due 07/31/21 to 08/31/25; (value—$306,000,035); proceeds: $300,142,917	$300,000,000	$300,000,000
Repurchase agreement dated 04/30/19 with MUFG Securities Americas Inc., 2.700% due 05/01/19, collateralized by $49,699,000 US Treasury Inflation Index Note, 0.625% due 01/15/26 and $455,636,200 US Treasury Notes, 1.375% to 2.750% due 07/31/19 to 01/31/26; (value—$510,000,003); proceeds: $500,037,500	500,000,000	500,000,000
Repurchase agreement dated 04/30/19 with MUFG Securities (Canada) Ltd., 2.700% due 05/01/19, collateralized by $150,000,000 US Treasury Inflation Index Note, 0.125% due 07/15/26 and $453,883,000 US Treasury Notes, 1.375% to 3.500% due 05/15/20 to 12/31/23; (value—$612,000,018); proceeds: $600,045,000	600,000,000	600,000,000
Total repurchase agreements (cost—$8,500,000,000)		8,500,000,000
Total investments (cost—$17,213,107,167 which approximates cost for federal income tax purposes)—99.9%		17,213,107,167

Other assets in excess of liabilities—0.1%		9,582,802
Net assets—100.0%		$17,222,689,969

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 61.

Treasury Master Fund

Portfolio of investments—April 30, 2019

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government obligations	$—	$8,713,107,167	$—	$8,713,107,167
Repurchase agreements	—	8,500,000,000	—	8,500,000,000
Total	$—	$17,213,107,167	$—	$17,213,107,167

At April 30, 2019, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Time deposits—9.7%
Banking-non-US—9.7%
ABN Amro Bank NV 2.380%, due 05/01/19	$25,000,000	$25,000,000
Credit Agricole Corporate & Investment Bank 2.370%, due 05/01/19	2,000,000	2,000,000
Credit Industriel et Commercial 2.360%, due 05/01/19	100,000,000	100,000,000
Mizuho Corporate Bank Ltd. 2.440%, due 05/01/19	150,000,000	150,000,000
Natixis 2.400%, due 05/01/19	200,000,000	200,000,000
Total time deposits (cost—$477,000,000)		477,000,000

Certificates of deposit—14.5%
Banking-non-US—14.5%
Bank of Montreal 2.560%, due 07/08/19	50,000,000	50,000,000
2.780%, due 06/06/19	14,500,000	14,500,000
1 mo. SOFR + 0.440%, 2.920%, due 05/09/19[1]	15,000,000	15,000,000
Bank of Nova Scotia
1 mo. USD LIBOR + 0.260%, 2.734%, due 05/07/19[1]	15,000,000	15,000,000
BNP Paribas SA
1 mo. USD LIBOR + 0.140%, 2.620%, due 09/18/19[1]	36,000,000	36,000,000
Canadian Imperial Bank of Commerce
3 mo. USD LIBOR + 0.200%, 2.936%, due 05/01/19[1]	16,000,000	16,000,000
China Construction Bank Corp. 2.510%, due 05/23/19	15,000,000	15,000,000
Cooperatieve Rabobank UA
1 mo. USD LIBOR + 0.220%, 2.707%, due 07/19/19[1]	14,000,000	14,000,000
Credit Agricole Corporate & Investment Bank 2.420%, due 05/06/19	42,000,000	42,000,000
Mitsubishi UFJ Trust & Banking Corp. 2.590%, due 10/29/19	32,000,000	32,000,000
Mizuho Bank Ltd. 2.580%, due 07/23/19	10,000,000	10,000,000
2.620%, due 05/10/19	35,000,000	35,000,000
MUFG Bank Ltd. 2.580%, due 05/01/19	35,000,000	35,000,000
2.610%, due 05/10/19	35,000,000	35,000,000
Nordea Bank AB
1 mo. USD LIBOR + 0.170%, 2.643%, due 06/13/19[1]	17,000,000	17,000,000
Norinchukin Bank Ltd. 2.400%, due 05/01/19	30,000,000	30,000,000
Oversea-Chinese Banking Corp. Ltd. 2.545%, due 06/24/19	49,000,000	48,999,516
1 mo. USD LIBOR + 0.130%, 2.609%, due 11/27/19[1]	16,000,000	16,000,000
3 mo. USD LIBOR, 2.736%, due 11/01/19[1]	20,000,000	20,000,000
1 mo. USD LIBOR + 0.250%, 2.743%, due 05/03/19[1]	15,000,000	15,000,000

	Face Amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Skandinaviska Enskilda Banken AB
3 mo. USD LIBOR + 0.020%, 2.602%, due 10/28/19[1]	$20,000,000	$20,000,000
3 mo. USD LIBOR + 0.070%, 2.651%, due 10/11/19[1]	20,000,000	20,000,000
Societe Generale
3 mo. USD LIBOR + 0.070%, 2.667%, due 07/15/19[1]	30,000,000	30,000,000
Sumitomo Mitsui Trust Bank Ltd. 2.590%, due 06/27/19	23,000,000	23,000,000
2.600%, due 05/30/19	16,000,000	16,000,000
2.600%, due 07/12/19	33,000,000	33,000,000
Svenska Handelsbanken
1 mo. USD LIBOR + 0.170%, 2.657%, due 05/20/19[1]	16,000,000	16,000,000
3 mo. USD LIBOR + 0.140%, 2.737%, due 01/14/20[1]	12,000,000	12,000,000
1 mo. USD LIBOR + 0.340%, 2.827%, due 11/21/19[1]	10,000,000	10,000,000
1 mo. USD LIBOR + 0.380%, 2.862%, due 12/12/19[1]	15,000,000	15,000,000
Total certificates of deposit (cost—$706,499,516)		706,499,516

Commercial paper[2]—52.5%
Asset backed-miscellaneous—28.8%
Albion Capital Corp. 2.580%, due 07/22/19	33,000,000	32,806,070
Antalis S.A. 2.530%, due 05/06/19	10,000,000	9,996,486
2.580%, due 06/13/19	15,000,000	14,953,775
2.580%, due 07/08/19	14,000,000	13,931,773
2.580%, due 07/11/19[3]	16,000,000	15,918,587
2.600%, due 05/09/19	40,350,000	40,326,687
2.600%, due 07/02/19	15,000,000	14,932,833
2.640%, due 05/06/19	15,000,000	14,994,500
Atlantic Asset Securitization LLC 2.460%, due 05/01/19	75,000,000	75,000,000
2.500%, due 05/31/19	15,000,000	14,968,750
2.550%, due 06/26/19	28,000,000	27,888,933
Barton Capital Corp. 2.460%, due 05/01/19[3]	5,000,000	5,000,000
2.580%, due 06/03/19	25,000,000	24,940,875
2.580%, due 06/10/19	25,000,000	24,928,333
2.620%, due 05/06/19	10,000,000	9,996,361
CAFCO LLC 2.530%, due 06/07/19	16,000,000	15,958,396
2.540%, due 07/08/19	20,000,000	19,904,045
2.540%, due 07/12/19	10,000,000	9,949,200
Chariot Funding LLC
1 mo. USD LIBOR + 0.160%, 2.634%, due 08/08/19[1,3]	20,000,000	20,000,000
Charta LLC 2.500%, due 05/02/19	15,000,000	14,998,958
2.520%, due 06/26/19[3]	10,000,000	9,960,800
2.540%, due 07/08/19	15,000,000	14,928,033

Prime CNAV Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(continued)
2.550%, due 06/20/19	$13,000,000	$12,953,958
2.570%, due 05/21/19	15,000,000	14,978,583
Fairway Finance Co. LLC 2.440%, due 05/08/19	20,000,000	19,990,511
2.440%, due 05/13/19	10,000,000	9,991,867
2.540%, due 07/02/19	10,000,000	9,956,256
1 mo. USD LIBOR + 0.110%, 2.590%, due 09/20/19[1,3]	25,000,000	24,999,035
1 mo. USD LIBOR + 0.260%, 2.741%, due 05/10/19[1,3]	13,000,000	13,000,000
Gotham Funding Corp. 2.520%, due 05/13/19	14,500,000	14,487,820
2.560%, due 07/08/19	25,000,000	24,879,111
Liberty Street Funding LLC 2.540%, due 06/04/19	3,000,000	2,992,803
2.540%, due 06/06/19	15,000,000	14,961,900
2.540%, due 06/07/19	15,000,000	14,960,842
2.540%, due 07/15/19	12,000,000	11,936,500
2.550%, due 06/10/19	5,300,000	5,284,983
2.560%, due 08/01/19	6,000,000	5,960,747
2.570%, due 07/02/19	19,000,000	18,915,904
2.800%, due 05/07/19	18,000,000	17,991,600
2.820%, due 05/06/19	22,000,000	21,991,383
LMA Americas LLC 2.520%, due 06/11/19	10,000,000	9,971,300
2.540%, due 05/14/19	9,000,000	8,991,745
2.550%, due 08/08/19	20,000,000	19,859,750
2.590%, due 10/16/19	10,000,000	9,879,133
2.610%, due 08/19/19	16,000,000	15,872,400
2.620%, due 09/12/19	20,000,000	19,804,956
2.630%, due 07/15/19	17,000,000	16,906,854
2.750%, due 05/14/19	25,000,000	24,975,174
2.820%, due 06/07/19	11,000,000	10,968,118
2.830%, due 06/10/19	11,000,000	10,965,411
Manhattan Asset Funding Co. LLC 2.540%, due 06/11/19[3]	30,000,000	29,913,217
2.540%, due 06/12/19	30,000,000	29,911,100
2.550%, due 05/23/19	50,000,000	49,922,084
2.550%, due 06/05/19	10,000,000	9,975,208
Nieuw Amsterdam Receivables Corp. 2.520%, due 05/03/19[3]	25,000,000	24,996,500
2.520%, due 05/08/19	10,000,000	9,995,100
2.520%, due 05/09/19	21,000,000	20,988,240
2.550%, due 07/05/19	15,000,000	14,930,938
2.550%, due 07/17/19	22,000,000	21,880,008
Old Line Funding LLC
1 mo. USD LIBOR + 0.080%, 2.557%, due 07/16/19[1,3]	30,000,000	30,000,000
2.560%, due 10/09/19	25,000,000	24,713,778
3 mo. USD LIBOR + 0.030%, 2.625%, due 12/03/19[1,3]	20,000,000	20,000,000
1 mo. USD LIBOR + 0.150%, 2.630%, due 12/20/19[1,3]	20,000,000	20,000,000
1 mo. USD LIBOR + 0.230%, 2.704%, due 08/07/19[1,3]	23,000,000	23,000,000
1 mo. USD LIBOR + 0.330%, 2.802%, due 08/09/19[1,3]	8,000,000	8,000,000

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
1 mo. USD LIBOR + 0.330%, 2.804%, due 08/07/19[1,3]	$15,000,000	$15,000,000
Regency Markets No. 1 LLC 2.450%, due 05/02/19	5,000,000	4,999,660
Sheffield Receivables Co. LLC 2.580%, due 07/18/19	20,000,000	19,888,200
Starbird Funding Corp. 2.540%, due 06/14/19	40,000,000	39,875,822
Thunder Bay Funding LLC
1 mo. USD LIBOR + 0.140%, 2.636%, due 12/11/19[1,3]	17,000,000	17,000,000
1 mo. USD LIBOR + 0.300%, 2.795%, due 08/02/19[1,3]	13,000,000	13,000,000
1 mo. USD LIBOR + 0.340%, 2.821%, due 06/24/19[1,3]	25,000,000	25,000,000
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.200%, 2.677%, due 06/04/19[1,3]	23,000,000	23,000,000
1 mo. USD LIBOR + 0.220%, 2.693%, due 08/12/19[1,3]	15,000,000	15,000,000
Victory Receivables Corp. 2.520%, due 05/06/19	26,000,000	25,990,900
2.550%, due 06/14/19	15,000,000	14,953,250

		1,406,646,044

Banking-non-US—16.4%
ANZ New Zealand International Ltd.
1 mo. USD LIBOR + 0.320%, 2.801%, due 05/24/19[1,3]	16,000,000	16,000,000
ASB Finance Ltd.
1 mo. USD LIBOR + 0.310%, 2.787%, due 08/05/19[1,3]	15,000,000	15,000,000
Australia & New Zealand Banking Group Ltd.
1 mo. USD LIBOR + 0.270%, 2.744%, due 07/08/19[1,3]	19,000,000	19,000,000
Bank of Nova Scotia
1 mo. USD LIBOR + 0.300%, 2.779%, due 10/04/19[1,3]	20,000,000	20,000,000
Banque et Caisse d’Epargne de L’Etat 2.540%, due 08/01/19	20,000,000	19,870,178
2.645%, due 06/07/19	26,000,000	25,929,320
Barclays Bank PLC
3 mo. USD LIBOR + 0.340%, 2.932%, due 05/07/19[1,3,4]	18,000,000	18,000,000
BNP Paribas SA 2.560%, due 10/04/19	35,000,000	34,611,733
BNZ International Funding Ltd.
1 mo. USD LIBOR + 0.120%, 2.613%, due 09/03/19[1,3]	21,000,000	21,000,000
China Construction Bank Corp. 2.410%, due 05/06/19	10,000,000	9,996,653
2.540%, due 05/07/19	50,000,000	49,978,833
DBS Bank Ltd. 2.480%, due 05/02/19	28,000,000	27,998,071
2.520%, due 06/03/19	35,000,000	34,919,150
2.550%, due 07/15/19	13,000,000	12,930,938
2.600%, due 05/03/19	17,500,000	17,497,472

Prime CNAV Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(concluded)
Federation des Caisses Desjardins du Quebec 2.410%, due 05/02/19	$45,000,000	$44,996,987
Industrial & Commercial Bank of China Ltd. 2.510%, due 05/22/19	25,000,000	24,963,396
2.530%, due 05/08/19	30,000,000	29,985,242
Mitsubishi UFJ Trust & Banking Corp. 2.560%, due 07/08/19	25,000,000	24,879,111
Mizuho Bank Ltd. 2.565%, due 06/10/19	25,000,000	24,928,750
MUFG Bank Ltd. 2.540%, due 05/07/19	15,000,000	14,993,650
Nordea Bank AB 2.565%, due 05/14/19	30,000,000	29,972,212
Oversea-Chinese Banking Corp. Ltd.
3 mo. USD LIBOR + 0.010%, 2.618%, due 12/05/19[1,3]	9,000,000	9,000,000
1 mo. USD LIBOR + 0.260%, 2.733%, due 05/13/19[1,3]	15,000,000	15,000,000
1 mo. USD LIBOR + 0.260%, 2.733%, due 05/14/19[1,3]	15,000,000	15,000,000
Royal Bank of Canada
1 mo. USD LIBOR + 0.320%, 2.815%, due 08/02/19[1,3]	15,000,000	15,000,000
Sumitomo Mitsui Trust Bank Ltd. 2.510%, due 07/08/19	15,000,000	14,928,883
2.560%, due 06/04/19	25,000,000	24,939,556
2.570%, due 08/09/19	25,000,000	24,821,528
2.600%, due 07/15/19	15,000,000	14,918,750
Toronto Dominion Bank Ltd. 2.460%, due 05/07/19	75,000,000	74,969,250
United Overseas Bank Ltd. 2.550%, due 06/12/19	40,000,000	39,881,000
Westpac Securities New Zealand Ltd.
3 mo. USD LIBOR + 0.120%, 2.749%, due 05/28/19[1,3]	16,000,000	16,000,000

		801,910,663

Banking-US—1.4%
Bedford Row Funding Corp.
1 mo. USD LIBOR + 0.160%, 2.634%, due 11/07/19[1,3]	9,500,000	9,500,000
Citigroup Global Markets, Inc. 2.540%, due 08/08/19	10,000,000	9,930,150
2.540%, due 10/07/19	9,000,000	8,899,035
2.560%, due 10/15/19	19,000,000	18,774,364
J.P. Morgan Securities LLC 2.870%, due 07/08/19	19,000,000	18,896,999

		66,000,548

Energy-integrated—2.3%
Sinopec Century Bright Capital Investment Ltd. 2.550%, due 05/02/19	40,000,000	39,997,167
2.550%, due 05/03/19	25,000,000	24,996,458
2.550%, due 05/07/19	30,000,000	29,987,250
2.570%, due 05/02/19	17,000,000	16,998,787

		111,979,662

	Face Amount	Value
Commercial paper[2]—(concluded)
Finance-other—3.6%
CNPC Finance HK Ltd. 2.680%, due 05/01/19	$40,000,000	$40,000,000
2.680%, due 05/02/19	30,000,000	29,997,767
2.680%, due 05/07/19	10,000,000	9,995,533
2.700%, due 05/02/19	40,000,000	39,997,000
2.800%, due 05/15/19	15,000,000	14,983,667
Collateralized Commercial Paper Co. LLC
3 mo. USD LIBOR + 0.060%, 2.659%, due 11/26/19[1]	13,000,000	13,000,000
3 mo. USD LIBOR + 0.040%, 2.666%, due 11/26/19[1]	16,000,000	16,000,000
3 mo. USD LIBOR + 0.120%, 2.722%, due 06/25/19[1]	13,000,000	13,000,000

		176,973,967
Total Commercial paper (cost—$2,563,510,884)		2,563,510,884

Repurchase agreements—23.2%
Repurchase agreement dated 04/30/19 with Barclays Bank PLC, 2.750% due 05/01/19, collateralized by $343,763,400 US Treasury Bill, zero coupon due 07/11/19 and $114,767,000 US Treasury Note, 2.625% due 05/15/21; (value—$459,000,094); proceeds: $450,034,375	450,000,000	450,000,000
Repurchase agreement dated 04/30/19 with BNP Paribas SA, 2.600% due 05/01/19, collateralized by $16,158,679 various asset-backed convertible bonds, zero coupon to 35.028% due 04/12/21 to 12/15/38; (value—$16,200,000); proceeds: $15,001,083	15,000,000	15,000,000
Repurchase agreement dated 04/30/19 with Fixed Income Clearing Corp., 2.750% due 05/01/19, collateralized by $231,390,000 US Treasury Bill, zero coupon due 04/23/20 and $406,710,000 US Treasury Notes, 1.500% to 2.750% due 04/30/20 to 11/30/20; (value—$632,404,150); proceeds: $620,047,361	620,000,000	620,000,000
Repurchase agreement dated 04/30/19 with Goldman Sachs & Co., 2.690% due 05/01/19, collateralized by $6,155,000 Federal Farm Credit Bank obligations, 1.550% to 5.150% due 09/27/19 to 07/19/32 and $26,277,000 Federal Home Loan Bank obligations, zero coupon to 2.625% due 07/26/19 to 12/12/25; (value—$32,334,154); proceeds: $31,702,369	31,700,000	31,700,000

Prime CNAV Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/01/19 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.990% due 06/04/19, collateralized by 124,995 shares of various equity securities; (value—$16,050,021); proceeds: $15,036,129[4,5]	$15,000,000	$15,000,000
Total repurchase agreements (cost—$1,131,700,000)		1,131,700,000
Total investments (cost—$4,878,710,400 which approximates cost for federal income tax purposes)—99.9%		4,878,710,400

Other assets in excess of liabilities—0.1%		2,919,867
Net assets—100.0%		$4,881,630,267

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments, please refer to page 61.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Time deposits	$—	$477,000,000	$—	$477,000,000
Certificates of deposit	—	706,499,516	—	706,499,516
Commercial paper	—	2,563,510,884	—	2,563,510,884
Repurchase agreements	—	1,131,700,000	—	1,131,700,000
Total	$—	$4,878,710,400	$—	$4,878,710,400

At April 30, 2019, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $541,288,139, represented 11.1% of the Fund’s net assets at period end.

[4]	Illiquid investment at period end. Illiquid assets, in the amount of $33,000,000, represented 0.7% of the Fund’s net assets at period end.
[5]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the United States overnight bank funding rate + 0.57%). The interest rate shown is the current rate as of April 30, 2019 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2019.

See accompanying notes to financial statements.

Tax-Free Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Municipal bonds—90.3%
Alabama—1.7%
Mobile County Industrial Development Authority Pollution Control Revenue Refunding (ExxonMobil Project) 2.250%, VRD	$5,200,000	$5,200,000
Tuscaloosa County Industrial Development Authority Revenue (Hunt Refining Project), Series A, 2.250%, VRD[1]	25,000,000	25,000,000
Tuscaloosa County Industrial Development Authority Revenue Refunding (Hunt Refining Project), Series D, 2.250%, VRD[1]	8,900,000	8,900,000

		39,100,000

Alaska—0.5%
Alaska International Airports Revenue Refunding (System), Series A, 2.390%, VRD	7,345,000	7,345,000
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project), Series C, 2.250%, VRD	3,820,000	3,820,000

		11,165,000

Arizona—0.4%
Arizona Health Facilities Authority Revenue (Health Facilities Catholic West), Series A, 2.150%, VRD	9,750,000	9,750,000

California—0.3%
County of Los Angeles Tax And Revenue Anticipation Notes 4.000%, due 06/28/19	7,500,000	7,528,751

Colorado—2.6%
Colorado State Education Loan Program Tax And Revenue Anticipation Notes, Series A, 5.000%, due 06/27/19	10,000,000	10,052,891
Colorado State General Fund Tax And Revenue Anticipation Notes 4.000%, due 06/26/19	18,000,000	18,065,351
Denver City & County Certificates of Participation Revenue Refunding, Series A1, 2.300% , VRD	7,200,000	7,200,000
Series A2, 2.300% , VRD	10,605,000	10,605,000
Series A3, 2.300% , VRD	13,710,000	13,710,000

		59,633,242

District of Columbia—0.5%
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Subseries B-2, 2.340%, VRD	11,000,000	11,000,000

	Face Amount	Value
Municipal bonds—(continued)
Florida—2.9%
Florida Municipal Power Agency Revenue (All Requirements Supply), Series C, 2.310%, VRD	$23,925,000	$23,925,000
Orange County Health Facilities Authority Revenue (The Nemours Foundation Project), Series B, 2.340%, VRD	34,535,000	34,535,000
Pinellas County Health Facilities Authority Revenue (Health System BayCare Health), Series A1, 2.320%, VRD	6,900,000	6,900,000

		65,360,000

Georgia—0.4%
Cobb County School District, GO bonds 3.000%, due 12/18/19	10,000,000	10,083,002

Illinois—7.8%
Chicago O’Hare International Revenue (Third Lien), Series C, 2.410%, VRD	6,000,000	6,000,000
Illinois Development Finance Authority Revenue (Chicago Symphony Project) 2.260%, VRD	12,500,000	12,500,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project) 2.410%, VRD	19,700,000	19,700,000
Illinois Finance Authority Revenue (Steppenwolf Theatre Company Project), Series C, 2.370%, VRD	5,000,000	5,000,000
Illinois Finance Authority Revenue (Elmhurst Memorial Healthcare), Series D, 2.460%, VRD	10,000,000	10,000,000
Illinois Finance Authority Revenue (Gift of Hope Donor Project) 2.300%, VRD	10,700,000	10,700,000
Illinois Finance Authority Revenue (Northwestern Community Hospital), Series B, 2.330%, VRD	26,610,000	26,610,000
Illinois Finance Authority Revenue (OSF Healthcare System), Series B, 2.300%, VRD	2,400,000	2,400,000
Illinois Finance Authority Revenue (Steppenwolf Theatre Co. Project) 2.370%, VRD	6,980,000	6,980,000
Illinois Finance Authority Revenue (The University of Chicago Medical Center), Series E-1, 2.250%, VRD	9,305,000	9,305,000
Illinois Finance Authority Revenue (University of Chicago), Series B, 2.380%, VRD	18,500,000	18,500,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Municipal bonds—(continued)
Illinois—(concluded)
Illinois Finance Authority Revenue Refunding (Hospital Sisters Services, Inc.), Series G, 2.370%, VRD	$4,000,000	$4,000,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C, 2.380%, VRD	34,760,000	34,760,000
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority), Series A-1B, 2.380% , VRD	5,000,000	5,000,000
Series A-2D, 2.380% , VRD	5,000,000	5,000,000

		176,455,000

Indiana—9.3%
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy, Inc. Project), Series A-5, 2.220%, VRD	37,370,000	37,370,000
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.), Series D, 2.150% , VRD	14,640,000	14,640,000
Series C, 2.300% , VRD	33,055,000	33,055,000
Series A, 2.330% , VRD	25,715,000	25,715,000
Indiana Finance Authority Hospital Revenue (Indiana University Obligated Group), Series B, 2.200%, VRD	18,510,000	18,510,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding, Series B, 2.260%, VRD	5,925,000	5,925,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 2.330%, VRD	69,130,000	69,130,000
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured) 2.290%, VRD	7,500,000	7,500,000

		211,845,000

Maryland—2.3%
Maryland Economic Development Corp. Revenue (Howard Hughes Medical Institute), Series A, 2.470%, VRD	31,185,000	31,185,000
Montgomery County Consolidated Public (Improvement Bond), GO Bonds, Series E, 2.270%, VRD	13,405,000	13,405,000

	Face Amount	Value
Municipal bonds—(continued)
Maryland—(concluded)
Montgomery County Housing Development Corp. Opportunities Commission Multi-Family Revenue (GNMA/FNMA/FHLMC Insured), Series A, 2.400%, VRD	$8,390,000	$8,390,000

		52,980,000

Massachusetts—0.2%
Massachusetts State Department of Transportation Metropolitan Highway System Revenue (Senior Lien), Series A-1, 2.310%, VRD	5,255,000	5,255,000

Michigan—1.0%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project) 2.300%, VRD	22,600,000	22,600,000

Minnesota—0.8%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B, 2.150%, VRD	2,100,000	2,100,000
Rochester Health Care Facilities Revenue (Mayo Clinic), Series A, 2.200%, VRD	15,400,000	15,400,000

		17,500,000

Mississippi—5.0%
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project), Series A, 2.250% , VRD	22,055,000	22,055,000
Series A, 2.250% , VRD	6,490,000	6,490,000
Series C, 2.250% , VRD	9,640,000	9,640,000
Series C, 2.250% , VRD	6,280,000	6,280,000
Series C, 2.250% , VRD	16,550,000	16,550,000
Series D, 2.250% , VRD	8,575,000	8,575,000
Series G, 2.250% , VRD	32,065,000	32,065,000
Series I, 2.250% , VRD	7,375,000	7,375,000
Series D, 2.380% , VRD	1,525,000	1,525,000
Series B, 2.440% , VRD	2,400,000	2,400,000

		112,955,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Municipal bonds—(continued)
Missouri—3.7%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare), Series C-5, 2.100% , VRD	$4,925,000	$4,925,000
Series C-3, 2.420% , VRD	10,000,000	10,000,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis University), Series B-2, 2.200% , VRD	8,010,000	8,010,000
Series B-1, 2.300% , VRD	18,795,000	18,795,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University), Series C, 2.200% , VRD	14,600,000	14,600,000
Series C, 2.200% , VRD	3,200,000	3,200,000
Series D, 2.200% , VRD	7,200,000	7,200,000
Series B, 2.260% , VRD	2,200,000	2,200,000
Series A, 2.260% , VRD	1,500,000	1,500,000
St. Charles County Public Water Supply District No. 2 Refunding, Series A, 2.150%, VRD	13,175,000	13,175,000

		83,605,000

Nebraska—0.9%
Douglas County Hospital Authority No. 2 Revenue Refunding (Health Facilities for Children), Series A, 2.260%, VRD	7,845,000	7,845,000
Lancaster County Hospital Authority No.1 Revenue Refunding (Bryan Medical Center), Series B-1, 2.260%, VRD	13,400,000	13,400,000

		21,245,000

New Hampshire—0.5%
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College) 2.100%, VRD	11,415,000	11,415,000

New Jersey—0.2%
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health), Series D, 2.250%, VRD	4,690,000	4,690,000

	Face Amount	Value
Municipal bonds—(continued)
New York—24.8%
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A, 2.300%, VRD	$3,130,000	$3,130,000
Metropolitan Transportation Authority New York Dedicated Tax Fund, Subseries B-1, 2.250% , VRD	12,000,000	12,000,000
Subseries A-1, 2.270% , VRD	32,795,000	32,795,000
Subseries E-1, 2.280% , VRD	23,960,000	23,960,000
Subseries E-4, 2.370% , VRD	4,000,000	4,000,000
New York City Housing Development Corp. Revenue (Royal Properties) (FNMA Insured), Series A, 2.390%, VRD	18,200,000	18,200,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-5, 2.220% , VRD	12,165,000	12,165,000
Series BB-1, 2.250% , VRD	16,675,000	16,675,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series A, 2.290%, VRD	83,190,000	83,190,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Subseries A-4, 2.250% , VRD	40,130,000	40,130,000
Subseries D-4, 2.300% , VRD	37,750,000	37,750,000
Subseries E-4, 2.300% , VRD	4,800,000	4,800,000
Series C, 2.370% , VRD	21,690,000	21,690,000
Subseries C-6, 2.380% , VRD	4,000,000	4,000,000
New York City, GO bonds, Subseries L-4, 2.280% , VRD	55,600,000	55,600,000
Subseries B-3, 2.300% , VRD	11,300,000	11,300,000
Subseries F-3, 2.310% , VRD	5,000,000	5,000,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A, 2.250% , VRD	58,445,000	58,445,000
Series A-2, 2.400% , VRD	12,975,000	12,975,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Municipal bonds—(continued)
New York—(concluded)
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, 2.390%, VRD	$3,600,000	$3,600,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D, 2.400%, VRD	1,815,000	1,815,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester), Series B, 2.300%, VRD	1,705,000	1,705,000
New York State Housing Finance Agency Revenue (Dock Street), Series A, 2.300%, VRD	24,475,000	24,475,000
New York State Housing Finance Agency Revenue (Housing-Dock Street), Series A, 2.300%, VRD	1,800,000	1,800,000
New York State Urban Development Corp. Revenue Refunding (Service Contract), Series A-5, 2.250%, VRD	4,410,000	4,410,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University), Series A, 2.370%, VRD	2,750,000	2,750,000
Triborough Bridge & Tunnel Authority Revenue (General), Series F, 2.220% , VRD	10,000,000	10,000,000
Subseries B-2, 2.220% , VRD	7,150,000	7,150,000
Series C, 2.240% , VRD	9,675,000	9,675,000
Subseries B-3, 2.270% , VRD	27,485,000	27,485,000
Series 2005B-4C, 2.280% , VRD	10,885,000	10,885,000

		563,555,000

North Carolina—0.4%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue (Carolinas Healthcare) (AGM Insured), Series E, 2.270%, VRD	2,200,000	2,200,000
Raleigh Durham Airport Authority Airport Revenue (Carolinas Healthcare), Series C, 2.280%, VRD	7,885,000	7,885,000

		10,085,000

	Face Amount	Value
Municipal bonds—(continued)
Ohio—1.6%
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project), Series CA, 2.260%, VRD	$1,450,000	$1,450,000
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B, 2.300%, VRD	23,675,000	23,675,000
Ohio (Common Schools), GO bonds, Series A, 2.100% , VRD	2,145,000	2,145,000
Series B, 2.100% , VRD	1,070,000	1,070,000
Series D, 2.380% , VRD	8,595,000	8,595,000

		36,935,000

Oregon—0.1%
Oregon Health & Science University Revenue, Series C, 2.260%, VRD	2,555,000	2,555,000

Pennsylvania—2.5%
Allegheny County Industrial Development Authority Revenue (Education Center Watson) 2.370%, VRD	9,600,000	9,600,000
Allegheny County Industrial Development Authority Revenue (Watson Institute of Friendship) 2.370%, VRD	14,045,000	14,045,000
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University), Second Series, 2.400%, VRD	3,100,000	3,100,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-3, 2.370%, VRD	8,900,000	8,900,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B, 2.370%, VRD	20,065,000	20,065,000

		55,710,000

Rhode Island—0.1%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology) 2.450%, VRD	1,000,000	1,000,000

South Carolina—0.9%
Charleston County School District, GO bonds, Series B, 5.000%, due 05/15/19	10,000,000	10,012,442
Richland County South Carolina, GO bonds, Series A, 3.000%, due 02/27/20	10,000,000	10,101,605

		20,114,047

Tax-Free Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Municipal bonds—(continued)
Tennessee—2.1%
Montgomery County Public Building Authority Pooled Financing Revenue (Tennessee County Loan Pool) 2.350% , VRD	$33,700,000	$33,700,000
2.350% , VRD	13,100,000	13,100,000

		46,800,000

Texas—11.2%
Austin Water & Wastewater Systems Revenue Refunding 2.320%, VRD	7,695,000	7,695,000
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital), Subseries C-1, 2.300% , VRD	40,455,000	40,455,000
Subseries C-2, 2.300% , VRD	39,770,000	39,770,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems), Series A-2, 2.300%, VRD	10,595,000	10,595,000
Harris County Hospital District Revenue Refunding (Senior Lien) 2.340%, VRD	1,815,000	1,815,000
Lower Neches Valley Authority Industrial Development Corp. (ExxonMobil Project), Subseries A-3,, 2.250%, VRD	1,050,000	1,050,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil Project) 2.290% , VRD	1,650,000	1,650,000
2.290% , VRD	23,000,000	23,000,000
Texas State Veteran, GO Bonds 2.150% , VRD	8,000,000	8,000,000
2.380% , VRD	24,845,000	24,845,000
Texas State Transfers Revenue 4.000%, due 08/29/19	33,000,000	33,230,135
University of Texas Permanent University Fund Revenue (System), Series A, 2.280%, VRD	1,200,000	1,200,000
University of Texas University Revenue (Financing Systems), Series B, 2.200% , VRD	4,300,000	4,300,000
Series B, 2.200% , VRD	11,330,000	11,330,000
University of Texas University Revenue Refunding (Financing System), Series B, 2.280%, VRD	46,460,000	46,460,000

		255,395,135

	Face Amount	Value
Municipal bonds—(concluded)
Utah—1.6%
Murray City Hospital Revenue (IHC Health Services, Inc.), Series D, 2.200% , VRD	$6,800,000	$6,800,000
Series C, 2.300% , VRD	2,950,000	2,950,000
Series C, 2.300% , VRD	26,895,000	26,895,000

		36,645,000

Virginia—2.1%
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series A, 2.410% , VRD	29,885,000	29,885,000
Series D, 2.410% , VRD	18,055,000	18,055,000

		47,940,000

Washington—0.1%
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (Washington Terrace) 2.380%, VRD	3,050,000	3,050,000

Wisconsin—1.8%
Public Finance Authority Hospital Revenue (Wakemed), Series C, 2.300% , VRD	7,000,000	7,000,000
Series B, 2.370% , VRD	7,000,000	7,000,000
Wisconsin Health & Educational Facilities Authority Revenue, Series A, 2.300% , VRD	20,000,000	20,000,000
Series B, 2.300% , VRD	7,000,000	7,000,000

		41,000,000
Total municipal bonds (cost—$2,054,949,177)		2,054,949,177

Tax-exempt commercial paper—9.4%
California—0.3%
San Diego County Water Authority 1.700%, due 06/04/19	6,000,000	6,000,000

District of Columbia—0.2%
Washington D.C. Metropolitan Airport Authority 1.620%, due 05/24/19	5,000,000	5,000,000

Florida—0.5%
Miami-Dade County Water & Sewer Revenue 1.650%, due 05/16/19	3,700,000	3,700,000
1.650%, due 05/02/19	8,500,000	8,500,000

		12,200,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Tax-exempt commercial paper—(continued)
Georgia—0.3%
Emory University 1.620%, due 05/03/19	$7,000,000	$7,000,000

Illinois—1.3%
Illinois Educational Facilities Authority Revenue 1.650%, due 05/31/19	30,000,000	30,000,000

Massachusetts—0.7%
Harvard University 1.770%, due 07/09/19	10,000,000	10,000,000
1.750%, due 10/03/19	7,000,000	7,000,000

		17,000,000

Minnesota—0.7%
University of Minnesota 1.650%, due 06/04/19	15,500,000	15,500,000

New York—1.0%
New York State Power Authority 1.600%, due 05/08/19	22,000,000	22,000,000

Ohio—1.0%
Cleveland Clinic 1.850%, due 05/20/19	8,300,000	8,300,000
1.800%, due 06/19/19	5,000,000	5,000,000
1.800%, due 06/12/19	10,000,000	10,000,000

		23,300,000

	Face Amount	Value
Tax-exempt commercial paper—(concluded)
Texas—2.9%
Lower Colorado River Authority Revenue 1.630%, due 05/02/19	$21,099,000	$21,099,000
Methodist Hospital 1.650%, due 05/13/19	5,000,000	5,000,000
1.750%, due 06/04/19	15,000,000	15,000,000
University of Texas 1.530%, due 05/02/19	10,000,000	10,000,000
1.620%, due 06/03/19	9,000,000	9,000,000
1.870%, due 06/05/19	6,000,000	6,000,000

		66,099,000

Virginia—0.5%
University of Virginia 1.650%, due 05/02/19	5,200,000	5,200,000
1.600%, due 05/22/19	5,000,000	5,000,000

		10,200,000
Total tax-exempt commercial paper (cost—$214,299,000)		214,299,000
Total investments (cost—$2,269,248,177 which approximates cost for federal income tax purposes) — 99.7%		2,269,248,177

Other assets in excess of liabilities—0.3%		6,854,813
Net assets—100.0%		$2,276,102,990

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds	$—	$2,054,949,177	$—	$2,054,949,177
Tax-exempt commercial paper	—	214,299,000	—	214,299,000
Total	$—	$2,269,248,177	$—	$2,269,248,177

At April 30, 2019, there were no transfers between Level 1 and Level 2.

Portfolio footnote

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $33,900,000, represented 1.5% of the Fund’s net assets at period end.

Tax-Free Master Fund

Portfolio of investments—April 30, 2019

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIP	Separate Trading of Registered Interest and Principal of Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2019 and reset periodically.

See accompanying notes to financial statements.

Master Trust

Statement of assets and liabilities

April 30, 2019

	Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Assets:
Investments, at cost
Investments	$12,558,311,410	$10,733,898,836	$8,713,107,167	$3,747,010,400	$2,269,248,177
Repurchase agreements	3,210,000,000	3,700,000,000	8,500,000,000	1,131,700,000	—
	15,768,311,410	14,433,898,836	17,213,107,167	4,878,710,400	2,269,248,177

Investments, at value
Investments	12,559,082,358	10,733,898,836	8,713,107,167	3,747,010,400	2,269,248,177
Repurchase agreements	3,210,000,000	3,700,000,000	8,500,000,000	1,131,700,000	—
Cash	879,527	3,106,613	8,070,638	584,536	9,036
Receivable for investments sold	—	—	—	—	1,000,000
Receivable for interest	11,819,724	5,302,016	4,171,671	3,125,851	6,203,080
Total assets	15,781,781,609	14,442,307,465	17,225,349,476	4,882,420,787	2,276,460,293

Liabilities:
Payable for investments purchased	—	161,391,420	—	—	—
Payable to affiliate	2,621,979	2,428,773	2,659,507	790,520	357,303
Total liabilities	2,621,979	163,820,193	2,659,507	790,520	357,303

Net assets, at value	$15,779,159,630	$14,278,487,272	$17,222,689,969	$4,881,630,267	$2,276,102,990

See accompanying notes to financial statements.

Master Trust

Statement of operations

For the year ended April 30, 2019

	Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$297,945,387	$326,153,527	$379,948,579	$85,120,871	$38,438,033
Expenses:
Investment advisory and administration fees	12,227,737	14,951,564	17,384,283	3,537,942	2,620,771
Trustees’ fees and expenses	64,581	73,484	101,176	28,071	24,163
Total expenses	12,292,318	15,025,048	17,485,459	3,566,013	2,644,934
Net investment income	285,653,069	311,128,479	362,463,120	81,554,858	35,793,099
Net realized gain	41,014	253,159	685	—	—
Net change in unrealized appreciation	510,868	—	—	—	—
Net increase in net assets resulting from operations	$286,204,951	$311,381,638	$362,463,805	$81,554,858	$35,793,099

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Prime Master Fund
	For the years ended April 30,
	2019	2018
From operations:

Net investment income	$285,653,069	$84,310,664
Net realized gain	41,014	8,663
Net change in unrealized appreciation/depreciation	510,868	(386,387)
Net increase in net assets resulting from operations	286,204,951	83,932,940
Net increase in net assets from beneficial interest transactions	7,717,303,802	4,530,600,138
Net increase in net assets	8,003,508,753	4,614,533,078
Net assets:

Beginning of year	7,775,650,877	3,161,117,799
End of year	$15,779,159,630	$7,775,650,877

	Government Master Fund
	For the years ended April 30,
	2019	2018
From operations:

Net investment income	$311,128,479	$168,920,555
Net realized gain (loss)	253,159	(140,090)
Net increase in net assets resulting from operations	311,381,638	168,780,465
Net decrease in net assets from beneficial interest transactions	(1,709,825,456)	(1,871,947,478)
Net decrease in net assets	(1,398,443,818)	(1,703,167,013)
Net assets:

Beginning of year	15,676,931,090	17,380,098,103
End of year	$14,278,487,272	$15,676,931,090

	Treasury Master Fund
	For the years ended April 30,
	2019	2018
From operations:

Net investment income	$362,463,120	$192,464,538
Net realized gain	685	28,283
Net increase in net assets resulting from operations	362,463,805	192,492,821
Net decrease in net assets from beneficial interest transactions	(1,169,718,825)	(357,542,511)
Net decrease in net assets	(807,255,020)	(165,049,690)
Net assets:

Beginning of year	18,029,944,989	18,194,994,679
End of year	$17,222,689,969	$18,029,944,989

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Prime CNAV Master Fund
	For the years ended April 30,
	2019	2018
From operations:

Net investment income	$81,554,858	$24,630,400
Net realized gain	—	169
Net increase in net assets resulting from operations	81,554,858	24,630,569
Net increase in net assets from beneficial interest transactions	2,429,739,812	1,009,547,304
Net increase in net assets	2,511,294,670	1,034,177,873
Net assets:

Beginning of year	2,370,335,597	1,336,157,724
End of year	$4,881,630,267	$2,370,335,597

	Tax-Free Master Fund
	For the years ended April 30,
	2019	2018
From operations:

Net investment income	$35,793,099	$25,073,238
Net increase in net assets resulting from operations	35,793,099	25,073,238
Net increase (decrease) in net assets from beneficial interest transactions	(1,087,651,672)	985,153,890
Net increase (decrease) in net assets	(1,051,858,573)	1,010,227,128
Net assets:

Beginning of year	3,327,961,563	2,317,734,435
End of year	$2,276,102,990	$3,327,961,563

See accompanying notes to financial statements.

Prime Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2019	2018	2017	2016	2015
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.08%	0.09%	0.10%	0.10%
Net investment income	2.32%	1.41%	0.52%	0.26%	0.11%
Supplemental data:
Total investment return[1]	2.31%	1.38%	0.64%	0.26%	0.11%
Net assets, end of year (000’s)	$15,779,160	$7,775,651	$3,161,118	$17,197,266	$14,120,131

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Years ended April 30,		For the period from June 24, 2016[1] to April 30, 2017
	2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.10%	0.10%	0.08%[2]
Net investment income	2.07%	1.07%	0.43%[2]
Supplemental data:
Total investment return[3]	2.10%	1.08%	0.35%
Net assets, end of period (000’s)	$14,278,487	$15,676,931	$17,380,098

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Treasury Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2019	2018	2017	2016	2015
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.10%	0.09%	0.06%
Net investment income	2.07%	1.08%	0.39%	0.08%	0.01%
Supplemental data:
Total investment return[1]	2.10%	1.08%	0.38%	0.09%	0.01%
Net assets, end of year (000’s)	$17,222,690	$18,029,945	$18,194,995	$11,883,911	$12,636,284

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Years ended April 30,			For the period from January 19, 2016[1] to April 30, 2016
	2019	2018	2017
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.10%	0.10%	0.10%	0.00%[2,3]
Net investment income	2.29%	1.34%	0.66%	0.43%[2]
Supplemental data:
Total investment return[4]	2.27%	1.32%	0.62%	0.12%
Net assets, end of period (000’s)	$4,881,630	$2,370,336	$1,336,158	$493,100

[1]	Commencement of operations.
[2]	Annualized.
[3]	Amount represents less than 0.005%.
[4]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2019	2018	2017	2016	2015
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.10%	0.04%	0.04%
Net investment income	1.35%	0.93%	0.50%	0.03%	0.01%
Supplemental data:
Total investment return[1]	1.38%	0.91%	0.46%	0.03%	0.01%
Net assets, end of year (000’s)	$2,276,103	$3,327,962	$2,317,734	$1,377,088	$1,355,019

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

Master Trust

Notes to financial statements

Organization and significant accounting policies

Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016 and Government Master Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): “Premium Amortization On Purchased Callable Debt Securities” (“ASU 2017-08”). The update provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. ASU 2017-08 is effective for annual periods beginning after December 15, 2018. Management is currently assessing the potential impact of these changes to future financial statements.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements. ASU 2018-13 will be effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Management is currently assessing the potential impact of these changes to future financial statements.

The following is a summary of significant accounting policies:

Valuation of investments

Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset value of Prime Master Fund is calculated using market-based values, and the price of its beneficial interests fluctuate.

Master Trust

Notes to financial statements

Under Rule 2a-7, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Prime CNAV Master Fund and Tax-Free Master Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from each of Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund or a redemption gate to temporarily restrict redemptions from those Master Funds in the event that any of Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below

Master Trust

Notes to financial statements

required minimums because of market conditions or other factors. If Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If any of Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the relevant Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity fees would reduce the amount an interest holder receives upon redemption of its beneficial interests. Each of Prime Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund retains the liquidity fees for the benefit of remaining interest holders. For the year ended April 30, 2019, the Board of Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund did not impose any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Prime Master Fund, Government Master Fund, Treasury Master Fund, and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Master Trust

Notes to financial statements

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At April 30, 2019, each Master Fund owed UBS AM for investment advisory and administration services as follows:

Fund	Amounts owed to UBS AM
Prime Master Fund	$2,621,979
Government Master Fund	2,428,773
Treasury Master Fund	2,659,507
Prime CNAV Master Fund	790,520
Tax-Free Master Fund	357,303

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets. At April 30, 2019, UBS AM did not owe the Master Funds any additional reductions in management fees for independent trustees’ fees and expenses.

In addition, UBS AM may voluntarily undertake to waive fees in the event that Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2019, and during the year ended April 30, 2019, UBS AM did not owe and/or waive fees under such an additional fee waiver undertaking. Such waived fees are not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being considered an interested trustee of the Master

Master Trust

Notes to financial statements

Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the year ended April 30, 2019, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$—
Government Master Fund	24,627,149
Treasury Master Fund	—
Prime CNAV Master Fund	—
Tax-Free Master Fund	319,150,000

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds’ investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Beneficial interest transactions

Prime Master Fund

	For the years ended April 30,
	2019	2018
Contributions	$23,302,510,554	$13,108,820,052
Withdrawals	(15,585,206,752)	(8,578,219,914)
Net increase in beneficial interest	$7,717,303,802	$4,530,600,138

Government Master Fund

	For the years ended April 30,
	2019	2018
Contributions	$41,871,149,616	$41,851,410,669
Withdrawals	(43,580,975,072)	(43,723,358,147)
Net decrease in beneficial interest	$(1,709,825,456)	$(1,871,947,478)

Treasury Master Fund

	For the years ended April 30,
	2019	2018
Contributions	$40,183,445,154	$36,198,417,823
Withdrawals	(41,353,163,979)	(36,555,960,334)
Net decrease in beneficial interest	$(1,169,718,825)	$(357,542,511)

Master Trust

Notes to financial statements

Prime CNAV Master Fund

	For the years ended April 30,
	2019	2018
Contributions	$4,397,532,247	$2,253,080,114
Withdrawals	(1,967,792,435)	(1,243,532,810)
Net increase in beneficial interest	$2,429,739,812	$1,009,547,304

Tax-Free Master Fund

	For the years ended April 30,
	2019	2018
Contributions	$2,163,610,694	$2,439,842,988
Withdrawals	(3,251,262,366)	(1,454,689,098)
Net increase (decrease) in beneficial interest	$(1,087,651,672)	$985,153,890

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Prime Master Fund

Gross unrealized appreciation	$1,084,769
Gross unrealized depreciation	(313,821)
Net unrealized appreciation	$770,948

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Funds have conducted an analysis and concluded, as of April 30, 2019, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2019, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2019, and since inception for the Government Master Fund and the Prime CNAV Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Master Trust

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of Master Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Master Trust (the “Trust”), (comprising Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (collectively referred to as the “Funds”)), including the portfolios of investments, as of April 30, 2019, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Master Trust at April 30, 2019, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Funds comprising the Master Trust	Statement of operations	Statement of changes in net assets	Financial highlights
Prime Master Fund Treasury Master Fund Tax-Free Master Fund	For the year ended April 30, 2019	For each of the two years in the period ended April 30, 2019	For each of the five years in the period ended April 30, 2019
Government Master Fund	For the year ended April 30, 2019	For each of the two years in the period ended April 30, 2019	For each of the two years in the period ended April 30, 2019 and the period from June 24, 2016 (commencement of operations) through April 30, 2017
Prime CNAV Master Fund	For the year ended April 30, 2019	For each of the two years in the period ended April 30, 2019	For each of the three years in the period ended April 30, 2019 and the period from January 19, 2016 (commencement of operations) through April 30, 2016

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2019, by correspondence with the custodian and

Master Trust

Report of independent registered public accounting firm

brokers, or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

July 2, 2019

Master Trust

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund and Prime CNAV Master Fund is available on a weekly basis at the same Web address.

Proxy voting policies, procedures and record

You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647- 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

UBS Investor Funds

Supplemental information (unaudited)

Board of Trustees & Officers

The Funds are governed by a Board of Trustees which oversees each Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Funds’ Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Meyer Feldberg[2]; 77 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee); Since 2017 (Chairman of the Board of Trustees)	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since 2005). Professor Feldberg also served as President of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promoted interaction with other cities around the world (2007 to 2014). Prior to 2004, he was Dean and Professor of Management and Ethics of the Graduate School of Business at Columbia University (since 1989). From 1992 to 2016, Professor Feldberg was a director of Macy’s, Inc. (operator of department stores). From 1997 to 2017, Professor Feldberg was a director of Revlon, Inc. (cosmetics).	Professor Feldberg is a director or trustee of 10 investment companies (consisting of 48 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of the New York City Ballet.

UBS Investor Funds

Supplemental information (unaudited)

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Alan S. Bernikow; 78 207 Benedict Ave. Staten Island, NY 10314	Trustee	Since 2005	Mr. Bernikow is retired. Previously, he was deputy chief executive officer at Deloitte & Touche (international accounting and consulting firm). From 2003 to March 2017, Mr. Bernikow was also a director of Destination XL Group, Inc. (menswear) (and served as a member of its nominating and corporate governance committee).	Mr. Bernikow is a trustee of 5 investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of its compensation committee) and the lead director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee).
Richard R. Burt; 72 McLarty Associates 900 17th Street, N.W. Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a managing partner of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009.	Mr. Burt is a trustee of 5 investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe, Russia and Turkey Fund, Inc., The European Equity Fund, Inc., and The New Germany Fund, Inc. (and serves as a member of each such fund’s audit, nominating and governance committees).
Bernard H. Garil; 79 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a trustee of 5 investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Garil is also a director of The Leukemia & Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

UBS Investor Funds

Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Heather R. Higgins; 59 c/o Keith A. Weller, Fund Secretary UBS Asset Management (Americas) Inc. One North Wacker Drive Chicago, IL 60606	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Ms. Higgins is a trustee of 5 investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.	None

[1]	Each trustee holds office for an indefinite term.
[2]

Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Trust may conduct transactions.

UBS Investor Funds

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Rose Ann Bubloski[2]; 51	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and a senior manager of product control and investment support (previously named registered fund product control) at UBS Asset Management (Americas) Inc. and/or UBS Asset Management (US) Inc. (“UBS AM—Americas region”). Ms. Bubloski is a vice president and assistant treasurer of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager.
Franklin P. Dickson[2]; 40	Vice President	Since 2017	Mr. Dickson is an associate director (since 2015) and tax compliance manager (since 2017) (prior to which he was a product controller (from 2015 to 2017) of product control and investment support (previously named registered fund product control) of UBS AM—Americas region. From 2013 through 2015, Mr. Dickson was fund administration and compliance manager for U.S. Bancorp Fund Services, LLC, and from 2008 through 2013, Mr. Dickson was vice president, client service manager at BNY Mellon Asset Servicing. Mr. Dickson is a vice president of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager.
Lisa N. DiPaolo[2]; 41	Vice President	Since 2015	Ms. DiPaolo is a director (since 2008) and portfolio manager (since 2015) at UBS AM—Americas region. Ms. DiPaolo joined UBS AM—Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of two investment companies (consisting of 26 portfolios) for which UBS AM serves as investment advisor or manager.
Elbridge T. Gerry III[2]; 62	Vice President	Since 1999	Mr. Gerry is a managing director and co-head of municipal investments of UBS AM—Americas region (head from 2001 to June 2017; co-head since June 2017). Mr. Gerry is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Charles W. Grande[2]; 55	Vice President	Since 2017	Mr. Grande is a managing director, co-head of municipal investments (since June 2017) and head of municipal credit research (since 2009) with UBS AM—Americas region. Mr. Grande is a vice president of two investment companies (consisting of 26 portfolios) for which UBS AM serves as investment advisor or manager.
Mark F. Kemper[3]; 61	Vice President and Assistant Secretary	Since 2004 and May 2019, respectively	Mr. Kemper is a managing director and interim Head of Compliance & Operational Risk Control—Americas (since June 2019) and previously had been general counsel of UBS AM—Americas region (from 2004 until June 2019). He has been secretary of UBS AM—Americas region (since 2004) and assistant secretary of UBS Asset Management Trust Company (since 1993). Mr. Kemper is a vice president and assistant secretary of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager. Mr. Kemper is employed by UBS Business Solutions US LLC (since January 2017).
Joanne M. Kilkeary[2]; 51	Vice President, Treasurer and Principal Accounting Officer	Since 1999 (Vice President) and since 2017 (Treasurer and Principal Accounting Officer)	Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director (from 2008 to 2013)) and head of regulatory, tax, audit and board governance for product control and investment support (since 2017) (prior to which she was a senior manager (from 2004 to 2017) of registered fund product control of UBS AM—Americas region). Ms. Kilkeary is a vice president, treasurer and principal accounting officer of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager.
Igor Lasun[2]; 40	President	Since September 2018	Mr. Lasun is an executive director and head of fund development and management for UBS AM—Americas region (since September 2018) (prior to which he was a senior fixed income product specialist from 2007 to September 2018, and had joined the firm in 2005). In this role, he oversees development and management for both wholesale and institutional businesses. Mr. Lasun serves as president of 7 investment companies (consisting of 61 portfolios) for which UBS AM serves as investment advisor or manager.

UBS Investor Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
William Lawlor[3]; 31	Vice President and Assistant Secretary	Since 2018	Mr. Lawlor is a director and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region since 2013. Prior to joining UBS AM—Americas region, Mr. Lawlor attended Kent College of Law, where he graduated in 2013. Mr. Lawlor is a vice president and assistant secretary of 7 investment companies (consisting of 61 portfolios) for which UBS AM serves as investment advisor or manager.
Ryan Nugent[2]; 41	Vice President	Since 2009	Mr. Nugent is an executive director (since 2017) (prior to which he was director (from 2010 to 2017)), and portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS AM—Americas region. Mr. Nugent is a vice president of two investment companies (consisting of 26 portfolios) for which UBS AM serves as investment advisor or manager.
Nancy D. Osborn[2]; 53	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a senior manager of product control and investment support (previously named registered fund product control) of UBS AM—Americas region (since 2006). Mrs. Osborn is a vice president and assistant treasurer of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager.
Frank Pluchino[2]; 59	Chief Compliance Officer	Since 2017	Mr. Pluchino is an executive director with UBS Business Solutions US LLC and is also the chief compliance officer of UBS Hedge Fund Solutions LLC (since 2010). Mr. Pluchino is the chief compliance officer of 13 investment companies (consisting of 67 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.
Robert Sabatino[3]; 45	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director (since 2007)), head of global liquidity portfolio management (since 2015), head of US taxable money markets (from 2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2000). Mr. Sabatino is a vice president of three investment companies (consisting of 27 portfolios) for which UBS AM serves as investment advisor or manager.
Eric Sanders[3]; 53	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager.
Philip Stacey[3]; 34	Vice President and Assistant Secretary	Since 2018	Mr. Stacey is an executive director (since March 2019) and associate general counsel (since 2017) with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region since 2015. Prior to joining UBS AM—Americas region, Mr. Stacey was a legal associate with the Chicago-based investment manager HFR Asset Management, LLC from 2009 through 2015. Mr. Stacey is a vice president and assistant secretary of 7 investment companies (consisting of 61 portfolios) for which UBS AM serves as investment advisor or manager.
David Walczak[3]; 35	Vice President	Since 2016	Mr. Walczak is an executive director (since 2016), head of US money markets (since 2015) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of three investment companies (consisting of 41 portfolios) for which UBS AM serves as investment advisor or manager.

UBS Investor Funds

Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Keith A. Weller[3]; 57	Vice President and Secretary	Since 1998 (Vice President) and Since May 2019 (Secretary)	Mr. Weller is an executive director (since 2017) and deputy general counsel (since February 2019) (prior to which he was senior associate general counsel) with UBS Business Solutions US LLC and also with UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager.

[1]	Officers of the Trust are appointed by the trustees and serve at the pleasure of the board.
[2]	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
[3]	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Principal Officers

Igor Lasun

President

Keith A. Weller

Vice President and Secretary

Joanne M. Kilkeary

Vice President, Treasurer and Principal Accounting Officer

Lisa DiPaolo

Vice President

Elbridge T. Gerry III

Vice President

Robert Sabatino

Vice President

David J. Walczak

Vice President

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

© UBS 2019. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1149

UBS Preferred Funds

Annual Report  |  April 30, 2019

Includes:

•	UBS Select Prime Preferred Fund
•	UBS Select Government Preferred Fund
•	UBS Select Treasury Preferred Fund
•	UBS Prime Preferred Fund
•	UBS Tax-Free Preferred Fund

UBS Preferred Funds

June 10, 2019

Dear Shareholder,

We present you with the annual report for the UBS Preferred Series of Funds, namely UBS Select Prime Preferred Fund, UBS Select Government Preferred Fund, UBS Select Treasury Preferred Fund, UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund (the “Funds”) for the 12 months ended April 30, 2019 (the “reporting period”).

Performance

The US Federal Reserve Board (the “Fed”) raised the federal funds rate three times during the 12 months ended April 30, 2019 and ended the reporting period in a range between 2.25% and 2.50%. The federal funds rate, or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) The yields on a wide range of short-term investments moved higher over the period, but yields still remained low by historical comparison. As a result, the Funds’ yields remained relatively low during the reporting period.

The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

•	UBS Select Prime Preferred Fund: 2.48% as of April 30, 2019, versus 1.90% on April 30, 2018.

•	UBS Select Government Preferred Fund: 2.34% as of April 30, 2019, versus 1.60% as of April 30, 2018.

•	UBS Select Treasury Preferred Fund: 2.35% as of April 30, 2019, versus 1.54% on April 30, 2018.

•	UBS Prime Preferred Fund: 2.46% as of April 30, 2019, versus 1.80% on April 30, 2018.

•	UBS Tax-Free Preferred Fund: 2.06% as of April 30, 2019, versus 1.52% on April 30, 2018.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 6 and 7.

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.

The US economy continued to expand during the reporting period. Looking back, the US Commerce Department reported that gross domestic product (“GDP”) grew at a 4.2% seasonally adjusted annualized rate during the second quarter of 2018. Third and fourth quarter 2018 GDP then grew 3.4% and 2.2%, respectively. Finally, the initial estimate for first quarter 2019 GDP growth was 3.2%.

UBS Select Prime Preferred Fund

UBS Select Government Preferred Fund

UBS Select Treasury Preferred Fund

UBS Prime Preferred Fund

Investment goals

(all four Funds):

Maximum current income consistent with liquidity and the preservation of capital

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

UBS Select Government Preferred Fund—June 28, 2016;

UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund—August 28, 2007;

UBS Prime Preferred Fund—January 19, 2016

Dividend Payments:

Monthly

UBS Tax-Free Preferred Fund

Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio Managers:

Elbridge T. Gerry III

Lisa M. DiPaolo

UBS Asset Management (Americas) Inc.

Commencement:

August 28, 2007

Dividend Payments:

Monthly

1

UBS Preferred Funds

Q.	How did the Fed react to the economic environment?
A.

The US Federal Reserve Board (the “Fed”) raised interest rates three times during the reporting period. The Fed’s December 2018 rate hike pushed the federal funds rate to a range between 2.25% and 2.50%. However, in January 2019 the Fed surprised the market by saying that it “will be patient as it determines what future adjustments to the target range for the federal funds rate may be appropriate.” At its next meeting in March 2019, the Fed indicated that it did not anticipate raising rates in 2019. In addition, the Fed said it would conclude its balance sheet reduction initiative in September 2019.

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.

Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the Government Master Fund, the Treasury Master Fund, the Prime CNAV Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•

For the Prime Master Fund in which UBS Select Prime Preferred Fund invests, we tactically adjusted its weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the 12-month review period. When the reporting period began, the Master Fund had a WAM of 21 days. By the end of the period on April 30, 2019, the Master Fund’s WAM was 26 days.

At the issuer level, we maintained a high level of diversification, with the goal of reducing risk and keeping the Master Fund highly liquid. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Master Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

At the security level, we increased the Master Fund’s exposure to repurchase agreements. Conversely, we decreased its exposures to certificates of deposit, commercial paper and time deposits. The Master Fund also eliminated its small position in short-term corporate obligations. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

•

The WAM for the Master Fund in which UBS Select Government Preferred Fund invests was 24 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end on April 30, 2019, it was 41 days. At the security level, we increased the Master Fund’s direct exposure to US government and agency obligations and decreased its allocation to repurchase agreements backed by those securities.

•

The WAM for the Master Fund in which UBS Select Treasury Preferred Fund invests was 25 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end on April 30, 2019, it was 18 days. At the security level, we increased the Master Fund’s exposure to repurchase agreements backed by Treasury obligations and reduced its exposure to direct Treasuries.

•

The WAM for the Prime CNAV Master Fund in which UBS Prime Preferred Fund invests was 17 days when the reporting period began. We tactically adjusted its WAM, and at the end of the reporting period on April 30, 2019, the Master Fund’s WAM was 24 days. Over the review period, we increased the Master Fund’s allocations to repurchase agreements and commercial paper. Conversely, we reduced its allocations to time deposits and certificates of deposit, while eliminating its small position in US government and agency obligations.

•

The WAM for the Master Fund in which UBS Tax-Free Preferred Fund invests was 6 days when the reporting period began. We tactically adjusted the Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period on April 30, 2019, its WAM was 9 days. Over the review period, we increased the Master Fund’s allocation to tax-exempt commercial paper and reduced its exposure to municipal bonds and notes.

2

UBS Preferred Funds

Q.	What factors do you believe will affect the Funds over the coming months?
A.

In our view, the US economy has the ability to continue expanding as the year progresses. Meanwhile, we expect inflation to be relatively benign. Against this backdrop, we believe the Fed’s next monetary policy actions will be data dependent. We anticipate continuing to manage the Funds focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds, please contact your financial advisor, or visit us at www.ubs.com/am-us.*

Sincerely,

Igor Lasun

President—UBS Series Fund

UBS Select Prime Preferred Fund

UBS Select Government Preferred Fund

UBS Select Treasury Preferred Fund

UBS Prime Preferred Fund

UBS Tax-Free Preferred Fund

Executive Director

UBS Asset Management

(Americas) Inc.

David J. Walczak

Portfolio Manager—

UBS Select Prime Preferred Fund

UBS Select Government Preferred Fund

UBS Select Treasury Preferred Fund

UBS Prime Preferred Fund

Executive Director

UBS Asset Management

(Americas) Inc.

Robert Sabatino

Portfolio Manager—

UBS Select Prime Preferred Fund

UBS Select Government Preferred Fund

UBS Select Treasury Preferred Fund

UBS Prime Preferred Fund

Managing Director

UBS Asset Management

(Americas) Inc.

Lisa DiPaolo Portfolio Manager— UBS Tax-Free Preferred Fund Director UBS Asset Management (Americas) Inc.

Elbridge T. Gerry III Portfolio Manager— UBS Tax-Free Preferred Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the 12-month period ended April 30, 2019. The views and opinions in the letter were current as of June 10, 2019. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/am-us.

3

UBS Preferred Funds

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2018 to April 30, 2019.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

4

UBS Preferred Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

	Beginning account value November 1, 2018	Ending account value[2] April 30, 2019	Expenses paid during period[3] 11/01/18 to 04/30/19	Expense ratio during the period

UBS Select Prime Preferred Fund
Actual	$1,000.00	$1,012.20	$0.65	0.13%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.15	0.65	0.13

UBS Select Government Preferred Fund
Actual	$1,000.00	$1,011.20	$0.70	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.10	0.70	0.14

UBS Select Treasury Preferred Fund
Actual	$1,000.00	$1,011.30	$0.70	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.10	0.70	0.14

UBS Prime Preferred Fund
Actual	$1,000.00	$1,012.00	$0.70	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.10	0.70	0.14

UBS Tax-Free Preferred Fund
Actual	$1,000.00	$1,007.30	$0.70	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.10	0.70	0.14

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.
[2]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

5

UBS Preferred Funds

Yields and characteristics at a glance—April 30, 2019 (unaudited)

UBS Select Prime Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	2.48%
Seven-day effective yield after fee waivers[1]	2.51
Seven-day current yield before fee waivers[1]	2.44
Seven-day effective yield before fee waivers[1]	2.47
Weighted average maturity[2]	26 days

Table footnotes are on page 7.

You could lose money by investing in UBS Select Prime Preferred Fund. Because the price of interests in the related money market master fund will fluctuate, when you sell your shares of UBS Select Prime Preferred Fund, your shares of UBS Select Prime Preferred Fund may be worth more or less than what you originally paid for them. The related money market master fund may impose a fee upon sale of your shares of UBS Select Prime Preferred Fund or may temporarily suspend your ability to sell shares of UBS Select Prime Preferred Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Select Prime Preferred Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Prime Preferred Fund’s sponsor has no legal obligation to provide financial support to UBS Select Prime Preferred Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS Select Prime Preferred Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

UBS Select Government Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	2.34%
Seven-day effective yield after fee waivers[1]	2.37
Seven-day current yield before fee waivers[1]	2.30
Seven-day effective yield before fee waiver[1]	2.33
Weighted average maturity[2]	41 days

UBS Select Treasury Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	2.35%
Seven-day effective yield after fee waivers[1]	2.37
Seven-day current yield before fee waivers[1]	2.31
Seven-day effective yield before fee waivers[1]	2.33
Weighted average maturity[2]	18 days

Table footnotes are on page 7.

You could lose money by investing in UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. An investment in UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Government Preferred Fund’s sponsor and UBS Select Treasury Preferred Fund’s sponsor has no legal obligation to provide financial support to UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

6

UBS Preferred Funds

Yields and characteristics at a glance—April 30, 2019 (unaudited) (concluded)

UBS Prime Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	2.46%
Seven-day effective yield after fee waivers[1]	2.49
Seven-day current yield before fee waivers[1]	2.42
Seven-day effective yield before fee waivers[1]	2.45
Weighted average maturity[2]	24 days

UBS Tax-Free Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	2.06%
Seven-day effective yield after fee waivers[1]	2.08
Seven-day current yield before fee waivers[1]	2.02
Seven-day effective yield before fee waivers[1]	2.04
Weighted average maturity[2]	9 days

Investments in UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund are intended to be limited to accounts beneficially owned by natural persons. UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund reserve the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. The related money market master funds may impose a fee upon sale of your shares of UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund or may temporarily suspend your ability to sell shares of UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Prime Preferred Fund’s sponsor and UBS Tax-Free Preferred Fund’s sponsor has no legal obligation to provide financial support to UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund and you should not expect that the funds’ sponsor will provide financial support to UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]

Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

7

UBS Preferred Funds

Statement of assets and liabilities

April 30, 2019

UBS Select Prime Preferred Fund
Assets:
Investments in Master Fund, at cost (which approximates cost for federal income tax purposes)	$2,757,043,041

Investments in Master Fund, at value	$2,757,257,144

Liabilities:
Dividends payable to shareholders	5,717,785
Payable to affiliate	172,008
Total liabilities	5,889,793

Net assets
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 2,750,999,557; 3,609,717,555; 5,627,247,044; 554,708,552 and 406,313,790 outstanding, respectively	$2,751,136,581
Distributable earnings	230,770
Net assets	$2,751,367,351
Net asset value per share	$1.0001

8

UBS Preferred Funds

UBS Select Government Preferred Fund	UBS Select Treasury Preferred Fund	UBS Prime Preferred Fund	UBS Tax-Free Preferred Fund

$3,616,665,660	$5,638,199,822	$555,929,669	$406,878,663

$3,616,665,660	$5,638,199,822	$555,929,669	$406,878,663

6,691,883	10,605,898	1,197,424	552,942
216,732	346,609	23,693	11,931
6,908,615	10,952,507	1,221,117	564,873

$3,609,717,555	$5,627,247,044	$554,708,552	$406,313,745
39,490	271	—	45
$3,609,757,045	$5,627,247,315	$554,708,552	$406,313,790
$1.00	$1.00	$1.00	$1.00

See accompanying notes to financial statements.

9

UBS Preferred Funds

Statement of operations

For the year ended April 30, 2019

UBS Select Prime Preferred Fund
Investment income:
Interest income allocated from Master Fund	$62,604,330
Expenses allocated from Master Fund	(2,597,800)
Net investment income allocated from Master Fund	60,006,530
Expenses:
Administration fees	2,051,994
Trustees’ fees	23,891
2,075,885
Fee waivers by administrator	(1,453,223)
Net expenses	622,662
Net investment income	59,383,868
Net realized gain allocated from Master Fund	9,792
Net change in unrealized appreciation allocated from Master Fund	153,555
Net increase in net assets resulting from operations	$59,547,215

10

UBS Preferred Funds

UBS Select Government Preferred Fund	UBS Select Treasury Preferred Fund	UBS Prime Preferred Fund	UBS Tax-Free Preferred Fund

$83,936,587	$167,751,832	$11,858,671	$9,281,595
(3,879,576)	(7,835,092)	(504,922)	(655,416)
80,057,011	159,916,740	11,353,749	8,626,179

3,071,972	6,214,996	387,999	507,915
28,836	47,409	15,526	16,099
3,100,808	6,262,405	403,525	524,014
(1,550,394)	(3,131,208)	(201,763)	(262,011)
1,550,414	3,131,197	201,762	262,003
78,506,597	156,785,543	11,151,987	8,364,176
67,156	318	—	—
—	—	—	—
$78,573,753	$156,785,861	$11,151,987	$8,364,176

See accompanying notes to financial statements.

11

UBS Preferred Funds

Statement of changes in net assets

	UBS Select Prime Preferred Fund
	For the years ended April 30,
	2019	2018
From operations:

Net investment income	$59,383,868	$18,039,976
Net realized gain	9,792	2,056
Net change in unrealized appreciation (depreciation)	153,555	(71,893)
Net increase in net assets resulting from operations	59,547,215	17,970,139
Total distributions*	(59,377,135)	(18,043,769)
Net increase in net assets from beneficial interest transactions	1,018,656,905	1,132,854,145
Net increase in net assets	1,018,826,985	1,132,780,515
Net assets:

Beginning of year	1,732,540,366	599,759,851
End of year	$2,751,367,351	$1,732,540,366

*

Distribution balances are presented in total to conform with SEC Regulation S-X amendments, effective November 5, 2018. For the year ended April 30, 2018, distributions from net investment income and net realized gains were $(18,039,976) and $(3,793), respectively.

	UBS Select Government Preferred Fund
	For the years ended April 30,
	2019	2018
From operations:

Net investment income	$78,506,597	$39,612,452
Net realized gain (loss)	67,156	(27,666)
Net increase in net assets resulting from operations	78,573,753	39,584,786
Total distributions*	(78,506,597)	(39,705,324)
Net decrease in net assets from beneficial interest transactions	(303,939,552)	(185,000,460)
Net decrease in net assets	(303,872,396)	(185,120,998)
Net assets:

Beginning of year	3,913,629,441	4,098,750,439
End of year	$3,609,757,045	$3,913,629,441

*

Distribution balances are presented in total to conform with SEC Regulation S-X amendments, effective November 5, 2018. For the year ended April 30, 2018, distributions from net investment income and net realized gains were $(39,612,452) and $(92,872), respectively.

See accompanying notes to financial statements.

12

UBS Preferred Funds

Statement of changes in net assets

	UBS Select Treasury Preferred Fund
	For the years ended April 30,
	2019	2018
From operations:

Net investment income	$156,785,543	$92,391,570
Net realized gain	318	18,404
Net increase in net assets resulting from operations	156,785,861	92,409,974
Total distributions*	(156,803,994)	(92,458,363)
Net decrease in net assets from beneficial interest transactions	(3,620,887,223)	(1,107,904,280)
Net decrease in net assets	(3,620,905,356)	(1,107,952,669)
Net assets:

Beginning of year	9,248,152,671	10,356,105,340
End of year	$5,627,247,315	$9,248,152,671

*

Distribution balances are presented in total to conform with SEC Regulation S-X amendments, effective November 5, 2018. For the year ended April 30, 2018, distributions from net investment income and net realized gains were $(92,391,570) and $(66,793), respectively.

	UBS Prime Preferred Fund
	For the years ended April 30,
	2019	2018
From operations:

Net investment income	$11,151,987	$6,028,325
Net realized gain	—	35
Net increase in net assets resulting from operations	11,151,987	6,028,360
Total distributions*	(11,152,022)	(6,028,947)
Net increase (decrease) in net assets from beneficial interest transactions	151,111,429	(99,331,997)
Net increase (decrease) in net assets	151,111,394	(99,332,584)
Net assets:

Beginning of year	403,597,158	502,929,742
End of year	$554,708,552	$403,597,158

*

Distribution balances are presented in total to conform with SEC Regulation S-X amendments, effective November 5, 2018. For the year ended April 30, 2018, distributions from net investment income and net realized gains were $(6,028,325) and $(622), respectively.

See accompanying notes to financial statements.

13

UBS Preferred Funds

Statement of changes in net assets

	UBS Tax-Free Preferred Fund
	For the years ended April 30,
	2019	2018
From operations:

Net investment income	$8,364,176	$9,270,418
Net increase in net assets resulting from operations	8,364,176	9,270,418
Total distributions*	(8,364,176)	(9,270,418)
Net increase (decrease) in net assets from beneficial interest transactions	(857,545,535)	364,014,574
Net increase (decrease) in net assets	(857,545,535)	364,014,574
Net assets:

Beginning of year	1,263,859,325	899,844,751
End of year	$406,313,790	$1,263,859,325

*

Distribution balances are presented in total to conform with SEC Regulation S-X amendments, effective November 5, 2018. For the year ended April 30, 2018, distributions from net investment income were $(9,270,418).

See accompanying notes to financial statements.

14

UBS Select Prime Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of year	$1.0001	$1.0002	$1.0000	$1.00	$1.00
Net investment income	0.0226	0.0137	0.0061	0.002	0.001
Net realized and unrealized gain (loss)	0.0000 [2]	(0.0001)	0.0011	0.000 [1]	0.000 [1]
Net increase from operations	0.0226	0.0136	0.0072	0.002	0.001
Dividends from net investment income	(0.0226)	(0.0137)	(0.0061)	(0.002)	(0.001)
Distributions from net realized gain	(0.0000)[2]	(0.0000)[2]	(0.0009)	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.0226)	(0.0137)	(0.0070)	(0.002)	(0.001)
Net asset value, end of year	$1.0001	$1.0001	$1.0002	$1.00	$1.00
Total investment return[3]	2.28%	1.37%	0.72%	0.21%	0.07%
Ratios to average net assets:
Expenses before fee waivers[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers[4]	0.12%	0.08%	0.13%	0.14%	0.14%
Net investment income[4]	2.29%	1.40%	0.44%	0.21%	0.07%
Supplemental data:
Net assets, end of year (000’s)	$2,751,367	$1,732,540	$599,760	$7,187,548	$5,349,181

[1]	Amount represents less than $0.0005 per share.
[2]	Amount represents less than $0.00005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements.

15

UBS Select Government Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Years ended April 30,		For the period from June 28, 2016[1] to April 30, 2017
	2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.020	0.010	0.003
Net realized gain (loss)	0.000 [2]	(0.000)[2]	0.000 [2]
Net increase from operations	0.020	0.010	0.003
Dividends from net investment income	(0.020)	(0.010)	(0.003)
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]
Total dividends and distributions	(0.020)	(0.010)	(0.003)
Net asset value, end of period	$1.00	$1.00	$1.00
Total investment return[3]	2.05%	1.04%	0.34%
Ratios to average net assets:
Expenses before fee waivers[4]	0.18%	0.18%	0.18%[5]
Expenses after fee waivers[4]	0.14%	0.14%	0.09%[5]
Net investment income[4]	2.03%	1.03%	0.47%[5]
Supplemental data:
Net assets, end of period (000’s)	$3,609,757	$3,913,629	$4,098,750

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

16

UBS Select Treasury Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.020	0.010	0.003	0.001	0.000 [1]
Net realized gain	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.020	0.010	0.003	0.001	0.000 [1]
Dividends from net investment income	(0.020)	(0.010)	(0.003)	(0.001)	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.020)	(0.010)	(0.003)	(0.001)	(0.000)[1]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	2.06%	1.04%	0.34%	0.07%	0.01%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers[3]	0.14%	0.14%	0.14%	0.10%	0.06%
Net investment income[3]	2.00%	1.04%	0.36%	0.06%	0.01%
Supplemental data:
Net assets, end of year (000’s)	$5,627,247	$9,248,153	$10,356,105	$4,993,806	$4,594,241

[1]	Amount represents less than $0.0005 per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements.

17

UBS Prime Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Years ended April 30,			For the period from January 19, 2016[1] to April 30, 2016
	2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.023	0.013	0.006	0.001
Net realized gain	—	0.000 [2]	0.000 [2]	—
Net increase from operations	0.023	0.013	0.006	0.001
Dividends from net investment income	(0.023)	(0.013)	(0.006)	(0.001)
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
Total dividends and distributions	(0.023)	(0.013)	(0.006)	(0.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	2.23%	1.28%	0.58%	0.11%
Ratios to average net assets:
Expenses before fee waivers[4]	0.18%	0.18%	0.18%	0.18%[5]
Expenses after fee waivers[4]	0.14%	0.14%	0.14%	0.04%[5]
Net investment income[4]	2.21%	1.25%	0.62%	0.39%[5]
Supplemental data:
Net assets, end of period (000’s)	$554,709	$403,597	$502,930	$193,746

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

18

UBS Tax-Free Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2019	2018	2017	2016		2015
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00		$1.00
Net investment income	0.013	0.009	0.004	0.000	[1]	0.000 [1]
Net realized gain	—	—	—	0.000	[1]	0.000 [1]
Net increase from operations	0.013	0.009	0.004	0.000	[1]	0.000 [1]
Dividends from net investment income	(0.013)	(0.009)	(0.004)	0.000	[1]	(0.000)[1]
Distributions from net realized gain	—	—	(0.000)[1]	(0.000)[1]		(0.000)[1]
Total dividends and distributions	(0.013)	(0.009)	(0.004)	0.000	[1]	(0.000)[1]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00		$1.00
Total investment return[2]	1.34%	0.87%	0.42%	0.03%		0.04%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%	0.18%	0.18%	0.18%		0.18%
Expenses after fee waivers[3]	0.14%	0.14%	0.14%	0.04%		0.04%
Net investment income[3]	1.28%	0.89%	0.53%	0.02%		0.01%
Supplemental data:
Net assets, end of year (000’s)	$406,314	$1,263,859	$899,845	$27,487		$37,959

[1]	Amount represents less than $0.0005 per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements.

19

UBS Preferred Funds

Notes to financial statements

Organization and significant accounting policies

UBS Select Prime Preferred Fund (“Prime Preferred Fund”), UBS Select Government Preferred Fund (“Government Preferred Fund”), UBS Select Treasury Preferred Fund (“Treasury Preferred Fund”), UBS Prime Preferred Fund (“Prime CNAV Preferred Fund”), and UBS Tax-Free Preferred Fund (“Tax-Free Preferred Fund”) (formerly UBS Select Tax-Free Preferred Fund) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”) (formerly UBS Money Series), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-one series. The financial statements for the other series of the Trust are not included herein.

Prime Preferred Fund, Government Preferred Fund, Treasury Preferred Fund, Prime CNAV Preferred Fund, and Tax-Free Preferred Fund are “feeder funds” that invest all of their investable assets in “master funds”—Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund, respectively (each a “Master Fund”, collectively, the “Master Funds” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives.

Prime Preferred Fund, Treasury Preferred Fund, and Tax-Free Preferred Fund commenced operations on August 28, 2007. Prime CNAV Preferred Fund commenced operations on January 19, 2016 and Government Preferred Fund commenced operations on June 28, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds and the administrator for the feeder funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects each Fund’s proportionate interest in the net assets of its corresponding Master Fund (17.47% for Prime Preferred Fund, 25.33% for Government Preferred Fund, 32.74% for Treasury Preferred Fund, 11.39% for Prime CNAV Preferred Fund, and 17.88% for Tax-Free Preferred Fund at April 30, 2019).

All of the net investment income and realized and unrealized gains and losses from investment activities of each Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Funds’ financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

20

UBS Preferred Funds

Notes to financial statements

The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Floating net asset value per share fund—Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), Prime Preferred Fund calculates its net asset value to four decimals (e.g., $1.0000) using market-based pricing and expects that its share price will fluctuate.

On occasion, it is possible that the end of day accounting net asset value (“NAV”) per share of a floating NAV Fund (“FNAV”), as reported in a shareholder report, for example, may differ from the transactional NAV per share (used for purposes of processing purchases and redemptions); while this is not expected to occur with great frequency, it may happen should certain factors align on a given business day. The final end-of-day NAV per share for accounting and financial statement reporting purposes is designed to reflect all end-of-day accounting activities, which may include, but are not limited to, income and expense accruals, dividend and distribution reinvestments as well as final share activity; such items are factored into the Fund after the last transactional NAV per share is calculated on a given day (normally, the last transactional NAV per share is calculated as of 3 pm, Eastern time, as explained in the fund’s prospectus).

Constant net asset value per share funds—Government Preferred Fund, Treasury Preferred Fund, Prime CNAV Preferred Fund, and Tax-Free Preferred Fund (collectively the “Constant NAV Funds”) attempt to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Constant NAV Funds will be able to maintain a stable net asset value of $1.00 per share. The Constant NAV Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable each to do so. Government Preferred Fund and Treasury Preferred Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Preferred Fund and Treasury Preferred Fund are permitted to seek to maintain a stable price per share. Prime CNAV Preferred Fund and Tax-Free Preferred Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “retail money market funds”, Prime CNAV Preferred Fund and Tax-Free Preferred Fund are permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, Prime Preferred Fund, Prime CNAV Preferred Fund and Tax-Free Preferred Fund may be subject to the possible imposition of a liquidity fee and/or temporary redemption gate. Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund may impose a fee upon the sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. For the year ended April 30, 2019, Prime Preferred Fund, Prime CNAV Preferred Fund and Tax-Free Preferred Fund were not subject to any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Preferred Fund and Treasury Preferred Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Funds’ Board of Trustees (the “Board”) may elect to subject Government Preferred Fund and Treasury Preferred Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

21

UBS Preferred Funds

Notes to financial statements

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator

UBS AM serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of each Fund’s average daily net assets:

Fund	Administration fee
Prime Preferred Fund	0.08%
Government Preferred Fund	0.08
Treasury Preferred Fund	0.08
Prime CNAV Preferred Fund	0.08
Tax-Free Preferred Fund	0.08

At April 30, 2019, each Fund owed UBS AM for administrative services as follows:

Fund	Amounts owed to UBS AM
Prime Preferred Fund	$264,278
Government Preferred Fund	333,973
Treasury Preferred Fund	529,716
Prime CNAV Preferred Fund	43,938
Tax-Free Preferred Fund	25,233

In exchange for these fees, UBS AM has agreed to bear all of the Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Fund’s average daily net assets. At April 30, 2019, UBS AM did not owe the Funds any additional reductions in administration fees for independent trustees’ fees and expenses.

22

UBS Preferred Funds

Notes to financial statements

The Funds and UBS AM have entered into a written fee waiver agreement pursuant to which UBS AM is contractually obligated to waive its administration fees so that the total ordinary operating expenses of the Funds through August 31, 2019, do not exceed 0.14%. The fee waiver agreement may be terminated by the Funds’ Board at any time and also will terminate automatically upon the expiration or termination of the Funds’ contract with UBS AM. At April 30, 2019, UBS AM owed the Funds and for the year ended April 30, 2019, UBS was contractually obligated to waive, as follows, and such waived amounts are not subject to future recoupment:

Fund	Amounts owed by UBS AM	Amounts waived by UBS AM
Prime Preferred Fund	$92,270	$1,036,005
Government Preferred Fund	117,241	1,550,394
Treasury Preferred Fund	183,107	3,131,208
Prime CNAV Preferred Fund	20,245	201,763
Tax-Free Preferred Fund	13,302	262,011

In addition to the above written fee waiver agreement, effective May 1, 2018 through September 30, 2018 with respect to Prime Preferred Fund only, UBS AM had agreed to voluntarily waive 0.03% of its administrative fees. Effective October 1, 2018 through December 31, 2018, with respect to Prime Preferred Fund only, UBS AM had agreed to voluntarily waive 0.02% of its administrative fees. At April 30, 2019, UBS AM owed Prime Preferred Fund, and for the year ended April 30, 2019, UBS AM voluntarily waived, the below amounts, which are not subject to future recoupment:

Fund	Amount owed by UBS AM	Amount waived by UBS AM
Prime Preferred Fund	$—	$417,218

In addition, UBS AM may voluntarily undertake to waive fees in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2019, and for the year ended April 30, 2019, UBS AM did not owe and/or waive fees under this additional undertaking.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for each of the Funds for the periods ended April 30, 2019 and April 30, 2018 were as follows:

Prime Preferred Fund

	For the year ended April 30, 2019
	Shares	Amount
Shares sold	17,381,429,000	$17,383,545,144
Shares repurchased	(16,409,410,899)	(16,411,514,624)
Dividends reinvested	46,619,811	46,626,385
Net increase	1,018,637,912	$1,018,656,905

	For the years ended April 30, 2018
	Shares	Amount
Shares sold	7,498,396,038	$7,499,020,325
Shares repurchased	(6,379,079,430)	(6,379,586,492)
Dividends reinvested	13,419,559	13,420,312
Net increase	1,132,736,167	$1,132,854,145

23

UBS Preferred Funds

Notes to financial statements

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Government Preferred Fund

	For the years ended April 30,
	2019	2018
Shares sold	128,255,707,269	143,314,096,503
Shares repurchased	(128,610,325,562)	(143,518,922,389)
Dividends reinvested	50,678,741	19,825,426
Net decrease in shares outstanding	(303,939,552)	(185,000,460)

Treasury Preferred Fund

	For the years ended April 30,
	2019	2018
Shares sold	43,271,490,586	38,712,853,644
Shares repurchased	(47,026,868,592)	(39,897,697,690)
Dividends reinvested	134,490,783	76,939,766
Net decrease in shares outstanding	(3,620,887,223)	(1,107,904,280)

Prime CNAV Preferred Fund

	For the years ended April 30,
	2019	2018
Shares sold	1,240,960,326	433,441,427
Shares repurchased	(1,100,046,250)	(538,533,872)
Dividends reinvested	10,197,353	5,760,448
Net increase (decrease) in shares outstanding	151,111,429	(99,331,997)

Tax-Free Preferred Fund

	For the years ended April 30,
	2019	2018
Shares sold	727,239,190	1,749,517,458
Shares repurchased	(1,593,689,534)	(1,393,509,331)
Dividends reinvested	8,904,809	8,006,447
Net increase (decrease) in shares outstanding	(857,545,535)	364,014,574

Federal tax status

Each Fund intends to distribute substantially all of its taxable income and to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

24

UBS Preferred Funds

Notes to financial statements

The tax character of distributions paid during the fiscal years ended April 30, 2019 and April 30, 2018 were as follows:

	2019			2018
Fund	Tax- exempt income	Ordinary income	Long-term realized capital gains	Tax- exempt income	Ordinary income	Long-term realized capital gains
Prime Preferred Fund	$—	$59,377,135	$—	$—	$18,043,769	$—
Government Preferred Fund	—	78,506,597	—	—	39,705,324	—
Treasury Preferred Fund	—	156,785,590	18,404	—	92,458,363	—
Prime CNAV Preferred Fund	—	11,152,022	—	—	6,028,947	—
Tax-Free Preferred Fund	8,364,171	5	—	9,270,418	—	—

At April 30, 2019, components of accumulated earnings (deficit) on a tax basis were as follows:

Portfolio	Undistributed tax-exempt income	Undistributed ordinary income	Undistributed long-term capital gains	Accumulated realized capital and other losses	Unrealized appreciation (depreciation)	Total
Prime Preferred Fund	$—	$5,734,452	$—	$—	$214,103	$5,948,555
Government Preferred Fund	—	6,731,373	—	—	—	6,731,373
Treasury Preferred Fund	—	10,606,169	—	—	—	10,606,169
Prime CNAV Preferred Fund	—	1,197,424	—	—	—	1,197,424
Tax-Free Preferred Fund	552,987	—	—	—	—	552,987

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after December 22, 2010, may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. As of April 30, 2019, none of the Funds had capital loss carryforwards.

During the fiscal year ended April 30, 2019, Government Preferred Fund utilized $27,666 of capital loss carryforwards to offset current year realized capital gains.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of April 30, 2019, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2019, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2019, and since inception for the Government Preferred Fund and Prime CNAV Preferred Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

25

UBS Preferred Funds

Report of independent registered public accounting firm

To the Shareholders of UBS Select Prime Preferred Fund, UBS Select Government Preferred Fund, UBS Select Treasury Preferred Fund, UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund and the Board of Trustees of UBS Series Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of UBS Select Prime Preferred Fund, UBS Select Government Preferred Fund, UBS Select Treasury Preferred Fund, UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund (collectively referred to as the “Funds”), (five of the funds constituting UBS Series Funds (the “Trust”)), as of April 30, 2019, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (five of the funds constituting UBS Series Funds) at April 30, 2019, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting UBS Series Funds	Statement of operations	Statements of changes in net assets	Financial highlights
UBS Select Prime Preferred Fund UBS Select Treasury Preferred Fund UBS Tax-Free Preferred Fund	For the year ended April 30, 2019	For each of the two years in the period ended April 30, 2019	For each of the five years in the period ended April 30, 2019
UBS Select Government Preferred Fund	For the year ended April 30, 2019	For each of the two years in the period ended April 30, 2019	For each of the two years in the period ended April 30, 2019 and the period from June 28, 2016 (commencement of operations) through April 30, 2017
UBS Prime Preferred Fund	For the year ended April 30, 2019	For each of the two years in the period ended April 30, 2019	For each of the three years in the period ended April 30, 2019 and the period from January 19, 2016 (commencement of operations) through April 30, 2016

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

26

UBS Preferred Funds

Report of independent registered public accounting firm

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

July 2, 2019

27

UBS Preferred Funds

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Funds and Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Preferred Fund invests) and for Master Trust—Prime CNAV Master Fund (the master fund in which UBS Prime Preferred Fund invests) is available on a weekly basis at the same UBS Web address. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information

Pursuant to Sections 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the Funds designate the following ordinary income distributions paid as qualified interest income and qualified short term capital gains for the fiscal year ended April 30, 2019:

Fund	Qualified interest income	Qualified short term capital gains
Prime Preferred Fund	$36,003,574	$4,029
Government Preferred Fund	78,506,597	—
Treasury Preferred Fund	156,785,543	—
Prime CNAV Preferred Fund	7,078,451	22

28

Master Trust

Annual Report  |  April 30, 2019

Includes:

•	Prime Master Fund
•	Government Master Fund
•	Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2018 to April 30, 2019.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

30

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

	Beginning account value November 1, 2018	Ending account value April 30, 2019	Expenses paid during period[1] 11/01/18 to 04/30/19	Expense ratio during the period

Prime Master Fund
Actual	$1,000.00	$1,012.40	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Government Master Fund
Actual	$1,000.00	$1,011.50	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Treasury Master Fund
Actual	$1,000.00	$1,011.50	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Prime CNAV Master Fund
Actual	$1,000.00	$1,012.30	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Tax-Free Master Fund
Actual	$1,000.00	$1,007.50	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

31

Master Trust

Portfolio characteristics at a glance—April 30, 2019 (unaudited)

Prime Master Fund

Characteristics
Weighted average maturity[1]	26 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	58.4%
France	8.2
Japan	6.7
Sweden	5.1
Singapore	4.6
Total	83.0%

Portfolio composition[2]
Commercial paper	52.5%
Repurchase agreements	20.3
Certificates of deposit	18.1
Time deposits	9.0
Other assets less liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Because the price of interests in Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

32

Master Trust

Portfolio characteristics at a glance—April 30, 2019 (unaudited) (continued)

Government Master Fund

Characteristics
Weighted average maturity[1]	41 days

Portfolio composition[2]
US government and agency obligations	75.2%
Repurchase agreements	25.9
Other assets less liabilities	(1.1)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

33

Master Trust

Portfolio characteristics at a glance—April 30, 2019 (unaudited) (continued)

Treasury Master Fund

Characteristics
Weighted average maturity[1]	18 days

Portfolio composition[2]
US government obligations	50.6%
Repurchase agreements	49.3
Other assets less liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

34

Master Trust

Portfolio characteristics at a glance—April 30, 2019 (unaudited) (continued)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	24 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	61.5%
France	11.7
Japan	5.6
Singapore	4.7
Canada	4.5
Total	88.0%

Portfolio composition[2]
Commercial paper	52.5%
Repurchase agreements	23.2
Certificates of deposit	14.5
Time deposits	9.7
Other assets less liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime CNAV Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

35

Master Trust

Portfolio characteristics at a glance—April 30, 2019 (unaudited) (concluded)

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	9 days

Portfolio composition[2]
Municipal bonds	90.3%
Tax-exempt commercial paper	9.4
Other assets less liabilities	0.3
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

36

Prime Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Time deposits—9.0%
Banking-non-US—9.0%
ABN AMRO Bank NV 2.380%, due 05/01/19	$25,000,000	$25,000,000
Credit Agricole Corporate & Investment Bank 2.370%, due 05/01/19	9,000,000	9,000,000
Credit Industriel et Commercial 2.360%, due 05/01/19	380,000,000	380,000,000
Mizuho Corporate Bank Ltd. 2.440%, due 05/01/19	410,000,000	410,000,000
Natixis 2.400%, due 05/01/19	200,000,000	200,000,000
Skandinaviska Enskilda Banken AB 2.360%, due 05/01/19	400,000,000	400,000,000
Total time deposits (cost—$1,424,000,000)		1,424,000,000

Certificates of deposit—18.1%
Banking-non-US—17.8%
Bank of Montreal 2.560%, due 07/08/19	160,000,000	160,033,722
SOFR + 0.440%, 2.920%, due 05/01/19[1]	70,000,000	70,004,955
Bank of Nova Scotia
1 mo. USD LIBOR + 0.260%, 2.734%, due 05/07/19[1]	60,000,000	60,000,960
BNP Paribas SA
1 mo. USD LIBOR + 0.140%, 2.620%, due 05/20/19[1]	120,000,000	120,018,272
Canadian Imperial Bank of Commerce
1 mo. USD LIBOR + 0.200%, 2.702%, due 05/01/19[1]	50,000,000	50,000,395
China Construction Bank Corp. 2.420%, due 05/02/19	70,000,000	69,999,931
2.510%, due 05/23/19	50,000,000	50,000,056
Cooperatieve Rabobank UA
1 mo. USD LIBOR + 0.130%, 2.609%, due 05/07/19[1]	81,000,000	81,010,602
1 mo. USD LIBOR + 0.200%, 2.695%, due 05/02/19[1]	10,000,000	10,003,763
1 mo. USD LIBOR + 0.220%, 2.707%, due 05/20/19[1]	48,000,000	48,019,515
Credit Agricole Corporate & Investment Bank 2.420%, due 05/06/19	52,100,000	52,099,825
Industrial & Commercial Bank of China Ltd. 2.410%, due 05/02/19	50,000,000	49,999,976
KBC Bank NV 2.450%, due 05/06/19	222,500,000	222,501,328
Mizuho Bank Ltd. 2.580%, due 07/23/19	35,000,000	35,004,238
2.580%, due 07/25/19	80,000,000	80,009,605
2.620%, due 05/10/19	120,000,000	120,004,399
MUFG Bank Ltd. 2.610%, due 05/10/19	100,000,000	100,005,340
Nordea Bank AB
1 mo. USD LIBOR + 0.170%, 2.643%, due 05/13/19[1]	57,000,000	57,012,319
3 mo. USD LIBOR + 0.070%, 2.711%, due 05/21/19[1]	42,000,000	42,001,479

	Face Amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Norinchukin Bank Ltd. 2.400%, due 05/01/19	$45,000,000	$44,999,984
Oversea-Chinese Banking Corp. Ltd. 2.450%, due 05/06/19	55,000,000	54,999,962
1 mo. USD LIBOR + 0.130%, 2.609%, due 05/28/19[1]	52,000,000	51,999,145
3 mo. USD LIBOR, 2.736%, due 05/01/19[1]	75,000,000	74,999,948
1 mo. USD LIBOR + 0.250%, 2.743%, due 05/03/19[1]	60,000,000	60,000,241
Skandinaviska Enskilda Banken AB
3 mo. USD LIBOR + 0.020%, 2.602%, due 07/29/19[1]	60,000,000	60,002,887
1 mo. USD LIBOR + 0.170%, 2.643%, due 05/13/19[1]	50,000,000	50,003,817
3 mo. USD LIBOR + 0.070%, 2.651%, due 07/11/19[1]	75,000,000	75,022,824
Societe Generale
3 mo. USD LIBOR + 0.070%, 2.667%, due 07/15/19[1]	113,000,000	113,022,372
3 mo. USD LIBOR + 0.020%, 2.703%, due 05/20/19[1]	52,000,000	52,002,941
Sumitomo Mitsui Banking Corp. 2.590%, due 06/27/19	75,000,000	75,009,247
2.600%, due 05/30/19	52,500,000	52,505,750
2.600%, due 07/12/19	65,000,000	65,009,058
1 mo. USD LIBOR + 0.180%, 2.657%, due 05/28/19[1]	51,000,000	51,009,839
2.670%, due 06/14/19	100,000,000	100,022,914
1 mo. USD LIBOR + 0.190%, 2.673%, due 05/30/19[1]	111,000,000	111,022,004
Svenska Handelsbanken
1 mo. USD LIBOR + 0.170%, 2.657%, due 05/20/19[1]	20,000,000	20,002,414
3 mo. USD LIBOR + 0.140%, 2.737%, due 07/15/19[1]	75,000,000	75,057,426
3 mo. USD LIBOR + 0.100%, 2.839%, due 05/07/19[1]	20,000,000	20,000,345
1 mo. USD LIBOR + 0.380%, 2.862%, due 05/13/19[1]	65,000,000	65,097,182
Toronto-Dominion Bank Ltd.
1 mo. USD LIBOR + 0.330%, 2.825%, due 05/02/19[1]	60,000,000	60,033,217

		2,809,554,197

Banking-US—0.3%
Wells Fargo Bank N.A.
3 mo. USD LIBOR + 0.190%, 2.928%, due 05/07/19[1]	42,000,000	42,001,484
Total certificates of deposit (cost—$2,851,105,588)		2,851,555,681

Commercial paper[2]—52.5%
Asset backed-miscellaneous—27.7%
Albion Capital Corp.
2.580%, due 05/21/19	60,501,000	60,414,393
2.580%, due 07/22/19	50,000,000	49,710,076

37

Prime Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(continued)
Antalis S.A.
2.530%, due 05/02/19	$7,750,000	$7,748,943
2.530%, due 05/06/19	20,000,000	19,991,803
2.580%, due 06/13/19	35,000,000	34,892,670
2.580%, due 07/08/19	45,000,000	44,780,752
2.580%, due 07/11/19[3]	14,000,000	13,928,712
2.600%, due 05/09/19	85,000,000	84,947,661
2.600%, due 07/02/19	30,000,000	29,866,965
2.640%, due 05/06/19	18,310,000	18,302,496
Atlantic Asset Securitization LLC
2.460%, due 05/01/19	25,000,000	24,998,278
2.500%, due 05/31/19	35,000,000	34,923,417
Barton Capital Corp.
2.460%, due 05/01/19[3]	40,000,000	39,997,333
2.550%, due 07/11/19	75,000,000	74,611,500
2.580%, due 06/03/19	75,000,000	74,819,375
2.580%, due 06/10/19	110,000,000	109,676,157
2.620%, due 05/06/19	30,000,000	29,987,750
2.620%, due 05/10/19	35,000,000	34,975,792
CAFCO LLC
2.530%, due 06/07/19	59,000,000	58,844,244
2.540%, due 07/08/19	80,000,000	79,610,226
2.540%, due 07/12/19	35,000,000	34,819,234
Chariot Funding LLC
1 mo. USD LIBOR + 0.110%, 2.589%, due 05/28/19[1,3]	76,000,000	76,005,227
2.595%, due 07/10/19	72,000,000	71,642,302
1 mo. USD LIBOR + 0.160%, 2.634%, due 05/08/19[1,3]	71,000,000	71,018,771
Charta LLC
2.500%, due 05/02/19	20,000,000	19,997,303
2.520%, due 06/26/19[3]	40,000,000	39,840,020
2.540%, due 07/08/19	25,000,000	24,878,196
2.550%, due 06/17/19	45,000,000	44,849,160
2.550%, due 06/20/19	47,000,000	46,832,343
2.570%, due 05/21/19	25,000,000	24,964,008
Fairway Finance Corp.
2.440%, due 05/13/19	20,000,000	19,982,176
2.540%, due 07/02/19	20,000,000	19,910,960
2.540%, due 08/05/19	30,000,000	29,791,450
2.570%, due 06/04/19	50,000,000	49,877,646
2.570%, due 06/07/19	40,000,000	39,893,558
1 mo. USD LIBOR + 0.115%, 2.592%, due 05/16/19[1,3]	80,000,000	80,002,066
1 mo. USD LIBOR + 0.105%, 2.592%, due 05/20/19[1,3]	50,000,000	49,998,848
1 mo. USD LIBOR + 0.100%, 2.593%, due 05/03/19[1,3]	50,000,000	49,994,114
1 mo. USD LIBOR + 0.260%, 2.741%, due 05/10/19[1,3]	51,000,000	51,022,761
1 mo. USD LIBOR + 0.260%, 2.744%, due 05/13/19[1,3]	50,000,000	50,022,469
Gotham Funding Corp.
2.510%, due 06/25/19	20,000,000	19,921,444
2.560%, due 07/08/19	75,000,000	74,633,725

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(continued)
Liberty Street Funding LLC
2.540%, due 06/04/19	$8,000,000	$7,980,579
2.540%, due 06/06/19	55,000,000	54,858,737
2.540%, due 06/07/19	25,000,000	24,934,002
2.540%, due 07/15/19	38,000,000	37,797,920
2.560%, due 05/21/19	50,000,000	49,927,725
2.560%, due 07/09/19	50,000,000	49,754,708
2.560%, due 08/01/19	19,000,000	18,876,605
2.560%, due 08/05/19	50,000,000	49,660,635
2.610%, due 05/01/19	10,000,000	9,999,319
2.800%, due 05/07/19	14,000,000	13,993,303
2.830%, due 05/03/19	50,000,000	49,989,771
2.887%, due 05/06/19	15,000,000	14,993,853
LMA Americas LLC
2.520%, due 06/11/19	10,000,000	9,970,180
2.540%, due 05/14/19	5,000,000	4,995,199
2.550%, due 08/08/19	70,000,000	69,498,333
2.590%, due 10/16/19	30,000,000	29,634,397
2.600%, due 06/12/19	50,000,000	49,847,290
2.610%, due 08/19/19	46,000,000	45,634,070
2.620%, due 09/12/19	35,000,000	34,660,719
2.630%, due 07/15/19	58,000,000	57,685,195
2.650%, due 08/14/19	50,000,000	49,620,167
2.720%, due 05/28/19	45,700,000	45,610,215
2.770%, due 05/14/19	52,000,000	51,950,071
2.820%, due 06/07/19	39,000,000	38,894,984
2.830%, due 06/10/19	39,000,000	38,886,515
Manhattan Asset Funding Co. LLC
2.540%, due 06/11/19[3]	50,000,000	49,853,816
2.540%, due 06/12/19	110,000,000	109,670,608
2.550%, due 06/05/19	32,900,000	32,817,816
2.550%, due 06/12/19	98,592,000	98,296,769
Nieuw Amsterdam Receivables Corp.
2.520%, due 05/08/19	30,000,000	29,983,460
2.520%, due 05/09/19	69,000,000	68,957,168
2.550%, due 07/05/19	40,000,000	39,812,707
2.550%, due 07/17/19	70,000,000	69,611,430
2.560%, due 06/14/19	29,700,000	29,606,074
Old Line Funding LLC
1 mo. USD LIBOR + 0.080%, 2.557%, due 05/16/19[1,3]	30,000,000	29,999,983
2.560%, due 10/09/19	25,000,000	24,713,125
1 mo. USD LIBOR + 0.130%, 2.604%, due 05/13/19[1,3]	50,000,000	49,999,958
3 mo. USD LIBOR + 0.030%, 2.625%, due 06/03/19[1,3]	55,000,000	54,999,761
3 mo. USD LIBOR + 0.040%, 2.638%, due 07/03/19[1,3]	50,000,000	49,999,788
1 mo. USD LIBOR + 0.230%, 2.704%, due 05/07/19[1,3]	25,000,000	25,003,968
1 mo. USD LIBOR + 0.240%, 2.742%, due 05/01/19[1,3]	30,000,000	30,005,246
1 mo. USD LIBOR + 0.330%, 2.802%, due 05/09/19[1,3]	42,000,000	42,012,954
1 mo. USD LIBOR + 0.330%, 2.804%, due 05/07/19[1,3]	35,000,000	35,010,596
2.820%, due 05/06/19	40,000,000	39,983,607

38

Prime Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
Regency Markets No. 1 LLC
2.450%, due 05/02/19	$38,527,000	$38,521,748
Sheffield Receivables Corp.
2.560%, due 07/26/19	30,000,000	29,808,600
2.580%, due 07/18/19	62,000,000	61,644,487
Starbird Funding Corp.
2.540%, due 06/14/19	50,000,000	49,843,125
Thunder Bay Funding LLC
1 mo. USD LIBOR + 0.140%, 2.636%, due 05/13/19[1,3]	40,000,000	39,999,941
1 mo. USD LIBOR + 0.300%, 2.795%, due 05/02/19[1,3]	62,000,000	62,015,044
1 mo. USD LIBOR + 0.330%, 2.804%, due 05/07/19[1,3]	50,000,000	50,015,857
1 mo. USD LIBOR + 0.340%, 2.821%, due 05/24/19[1,3]	25,000,000	25,004,655
2.980%, due 06/17/19	30,000,000	29,899,440
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.200%, 2.677%, due 05/28/19[1,3]	40,000,000	39,999,977
1 mo. USD LIBOR + 0.220%, 2.693%, due 05/12/19[1,3]	67,000,000	67,003,493
Victory Receivables Corp.
2.540%, due 06/04/19	55,000,000	54,866,480
2.550%, due 06/14/19	18,500,000	18,441,956
2.560%, due 06/25/19	61,000,000	60,760,405

		4,364,744,858

Banking-non-US—17.5%
ANZ National International Ltd.
3 mo. USD LIBOR + 0.100%, 2.320%, due 05/09/19[1,3]	49,000,000	49,000,807
1 mo. USD LIBOR + 0.320%, 2.801%, due 05/24/19[1,3]	69,000,000	69,033,233
ASB Finance Ltd.
1 mo. USD LIBOR + 0.310%, 2.787%, due 05/07/19[1,3]	60,000,000	60,040,298
1 mo. USD LIBOR + 0.340%, 2.821%, due 05/10/19[1,3]	60,000,000	60,053,609
Australia & New Zealand Banking Group Ltd.
1 mo. USD LIBOR + 0.270%, 2.744%, due 05/08/19[1,3]	70,000,000	70,032,920
Bank of Nova Scotia
1 mo. USD LIBOR + 0.300%, 2.779%, due 05/07/19[1,3]	75,000,000	75,063,790
Banque et Caisse d’Epargne de l’Etat
2.540%, due 08/01/19	62,000,000	61,590,935
2.645%, due 06/07/19	91,500,000	91,263,274
Barclays Bank PLC
3 mo. USD LIBOR + 0.340%, 2.460%, due 05/07/19[1,3,4]	72,000,000	72,013,067
BNP Paribas SA
2.560%, due 10/04/19	120,000,000	118,653,986
BNZ International Funding Ltd.
1 mo. USD LIBOR + 0.120%, 2.613%, due 05/03/19[1,3]	70,000,000	70,006,779
1 mo. USD LIBOR + 0.190%, 2.677%, due 05/20/19[1,3]	50,000,000	50,006,590

	Face Amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(concluded)
China Construction Bank Corp.
2.410%, due 05/06/19	$50,000,000	$49,979,784
2.540%, due 05/07/19	140,000,000	139,933,850
DBS Bank Ltd.
2.480%, due 05/02/19	59,000,000	58,992,031
2.520%, due 06/03/19	120,000,000	119,715,533
2.550%, due 07/15/19	120,000,000	119,360,333
2.600%, due 05/03/19	61,000,000	60,987,622
DNB Bank ASA
1 mo. USD LIBOR + 0.160%, 2.633%, due 05/15/19[1,3]	50,000,000	50,004,141
Federation Des Caisses
2.410%, due 05/02/19	120,000,000	119,983,886
Industrial & Commercial Bank of China Ltd.
2.510%, due 05/22/19	55,000,000	54,916,376
2.530%, due 05/08/19	105,000,000	104,943,650
Mitsubishi UFJ Trust & Banking Corp.
2.560%, due 07/08/19	150,000,000	149,272,912
Mizuho Bank Ltd.
2.565%, due 06/10/19	80,000,000	79,773,406
2.575%, due 06/13/19	51,090,000	50,934,579
Oversea-Chinese Banking Corp. Ltd.
3 mo. USD LIBOR + 0.010%, 2.618%, due 06/05/19[1,3]	17,000,000	16,999,914
1 mo. USD LIBOR + 0.260%, 2.733%, due 05/13/19[1,3]	40,000,000	40,004,351
Royal Bank of Canada
1 mo. USD LIBOR + 0.320%, 2.815%, due 05/02/19[1,3]	60,000,000	60,041,286
Sumitomo Mitsui Trust Bank Ltd.
2.510%, due 07/08/19	100,000,000	99,518,533
2.560%, due 06/04/19	45,000,000	44,892,244
2.570%, due 08/09/19	100,000,000	99,284,022
2.600%, due 07/15/19	60,000,000	59,680,040
Toronto Dominion Bank Ltd.
2.460%, due 05/07/19	80,000,000	79,962,355
1 mo. USD LIBOR + 0.330%, 2.804%, due 05/07/19[1,3]	55,000,000	55,040,154
United Overseas Bank Ltd.
2.550%, due 06/12/19	70,000,000	69,794,400
Westpac Banking Corp.
3 mo. USD LIBOR + 0.180%, 2.780%, due 07/02/19[1,3]	70,000,000	70,064,458
Westpac Securities NZ Ltd.
3 mo. USD LIBOR + 0.120%, 2.749%, due 05/28/19[1,3]	69,000,000	69,004,865

		2,769,844,013

Banking-US—1.6%
Bedford Row Funding Corp.
1 mo. USD LIBOR + 0.160%, 2.634%, due 05/07/19[1,3]	20,000,000	20,003,693
1 mo. USD LIBOR + 0.150%, 2.637%, due 05/21/19[1,3]	47,000,000	47,005,316
Citigroup Global Markets Holdings, Inc.
2.540%, due 08/08/19	25,000,000	24,824,792
2.540%, due 10/07/19	32,000,000	31,632,640
2.560%, due 10/15/19	60,000,000	59,275,920

39

Prime Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Commercial paper[2]—(concluded)
Banking-US—(concluded)
J.P. Morgan Securities LLC
2.870%, due 07/08/19	$70,000,000	$69,657,338

		252,399,699

Energy-integrated—2.0%
Sinopec Century Bright Capital Investment Ltd.
2.550%, due 05/02/19	180,000,000	179,976,029
2.550%, due 05/03/19	40,000,000	39,992,000
2.550%, due 05/07/19	27,000,000	26,987,348
2.570%, due 05/02/19	70,000,000	69,990,678

		316,946,055

Finance-other—3.7%
CNPC Finance HK Ltd.
2.680%, due 05/01/19	238,000,000	237,983,043
2.680%, due 05/02/19	35,000,000	34,995,009
2.680%, due 05/07/19	65,000,000	64,967,391
2.700%, due 05/02/19	40,000,000	39,994,296
2.800%, due 05/15/19	60,000,000	59,935,000
Collateralized Commercial Paper Co. LLC
2.570%, due 10/07/19	25,000,000	24,711,889
3 mo. USD LIBOR + 0.060%, 2.659%, due 05/28/19[1]	43,000,000	43,002,279
3 mo. USD LIBOR + 0.040%, 2.666%, due 05/28/19[1]	54,000,000	53,999,778
3 mo. USD LIBOR + 0.120%, 2.722%, due 06/25/19[1]	20,000,000	20,003,367

		579,592,052
Total Commercial paper (cost—$8,283,205,822)		8,283,526,677

Repurchase agreements—20.3%
Repurchase agreement dated 04/30/19 with Barclays Bank PLC, 2.750% due 05/01/19, collateralized by $275,093,000 US Treasury Bond, 3.750% due 11/15/43 and $806,197,300 US Treasury Notes, 2.000% to 2.375% due 04/30/20 to 05/31/24; (value—$1,122,000,063); proceeds: $1,100,084,028	1,100,000,000	1,100,000,000
Repurchase agreement dated 04/30/19 with BNP Paribas SA, 2.600% due 05/01/19, collateralized by $7,551,097 Federal National Mortgage Association obligations, 6.500% to 8.500% due 06/18/27 to 12/25/41 and $169,599,616 various asset-backed convertible bonds, zero coupon to 11.000% due 06/01/21 to 01/28/70; (value—$140,155,767); proceeds: $130,009,389	130,000,000	130,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/19 with Fixed Income Clearing Corp., 2.750% due 05/01/19, collateralized by $553,365,000 US Treasury Bill, zero coupon due 04/23/20 and $1,023,750,000 US Treasury Notes, 2.000% to 2.625% due 06/15/21 to 11/30/24; (value—$1,560,604,321); proceeds: $1,530,116,875	$1,530,000,000	$1,530,000,000
Repurchase agreement dated 04/30/19 with J.P. Morgan Securities LLC, 2.750% due 05/01/19, collateralized by $400 US Treasury Bill, zero coupon due 07/18/19, $1,300 US Treasury Inflation Index Bonds, 0.875% to 1.000% due 02/15/47 to 02/15/48 and $260,238,500 US Treasury Notes, 1.625% to 3.000% due 07/31/22 to 11/15/26; (value—$255,000,032); proceeds: $250,019,097	250,000,000	250,000,000
Repurchase agreement dated 04/01/19 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.800% due 06/04/19, collateralized by $98,566,754 various asset-backed convertible bonds, 2.640% to 4.192% due 06/15/23 to 08/25/55; (value—$80,250,001); proceeds: $75,169,167[4,5]	75,000,000	75,000,000
Repurchase agreement dated 04/01/19 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.990% due 06/04/19, collateralized by $6,358,518 various asset-backed convertible bonds, zero coupon to 10.000% due 05/10/19 to 04/15/78 and 3,101,081 shares of various equity securities; (value—$133,750,166); proceeds: $125,301,076[4,6]	125,000,000	125,000,000
Total repurchase agreements (cost—$3,210,000,000)		3,210,000,000
Total investments (cost—$15,768,311,410 which approximates cost for federal income tax purposes)—99.9%		15,769,082,358

Other assets in excess of liabilities—0.1%		10,077,272
Net assets—100.0%		$15,779,159,630

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 60.

40

Prime Master Fund

Portfolio of investments—April 30, 2019

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Time deposits	$—	$1,424,000,000	$—	$1,424,000,000
Certificates of deposit	—	2,851,555,681	—	2,851,555,681
Commercial paper	—	8,283,526,677	—	8,283,526,677
Repurchase agreements	—	3,210,000,000	—	3,210,000,000
Total	$—	$15,769,082,358	$—	$15,769,082,358

At April 30, 2019, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $2,176,174,629, represented 13.8% of the Fund’s net assets at period end.

[4]	Illiquid investment at period end. Illiquid assets, in the amount of $272,013,067, represented 1.7% of the Fund’s net assets at period end.
[5]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the United States overnight bank funding rate + 0.38%). The interest rate shown is the current rate as of April 30, 2019. and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2019.

[6]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the United States overnight bank funding rate + 0.57%). The interest rate shown is the current rate as of April 30, 2019 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2019.

See accompanying notes to financial statements.

41

Government Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
US government and agency obligations—75.2%
Federal Farm Credit Bank
1 mo. USD LIBOR – 0.105%, 2.369%, due 05/17/19[1]	$10,000,000	$9,999,506
1 mo. USD LIBOR – 0.085%, 2.398%, due 05/30/19[1]	77,000,000	76,999,692
2.400%, due 11/25/19[2]	97,100,000	95,753,547
2.430%, due 07/31/19[2]	45,000,000	44,723,588
1 mo. USD LIBOR – 0.010%, 2.467%, due 05/25/19[1]	74,000,000	74,000,000
Federal Home Loan Bank
1 mo. USD LIBOR – 0.125%, 2.352%, due 05/16/19[1]	148,000,000	148,000,000
1 mo. USD LIBOR – 0.110%, 2.363%, due 05/13/19[1]	148,000,000	148,000,000
1 mo. USD LIBOR – 0.115%, 2.372%, due 05/19/19[1]	146,000,000	146,000,000
1 mo. USD LIBOR – 0.105%, 2.378%, due 05/26/19[1]	150,000,000	150,000,000
1 mo. USD LIBOR – 0.105%, 2.382%, due 05/19/19[1]	67,000,000	67,000,000
1 mo. USD LIBOR – 0.105%, 2.382%, due 05/20/19[1]	151,000,000	151,000,000
1 mo. USD LIBOR – 0.105%, 2.382%, due 05/23/19[1]	80,000,000	80,000,000
1 mo. USD LIBOR – 0.100%, 2.387%, due 05/21/19[1]	150,000,000	150,000,000
2.387%, due 05/29/19[2]	70,000,000	69,870,041
1 mo. USD LIBOR – 0.085%, 2.388%, due 05/13/19[1]	50,000,000	50,000,000
2.388%, due 05/31/19[2]	170,000,000	169,661,700
2.388%, due 07/12/19[2]	170,000,000	169,188,080
2.390%, due 06/12/19[2]	165,000,000	164,539,925
2.390%, due 07/08/19[2]	147,500,000	146,834,119
2.390%, due 07/10/19[2]	162,000,000	161,247,150
1 mo. USD LIBOR – 0.090%, 2.391%, due 05/10/19[1]	59,000,000	59,000,000
1 mo. USD LIBOR – 0.090%, 2.394%, due 05/11/19[1]	85,000,000	85,000,000
2.399%, due 05/08/19[2]	55,000,000	54,974,344
1 mo. USD LIBOR – 0.080%, 2.399%, due 05/27/19[1]	148,000,000	148,000,000
2.399%, due 07/19/19[2]	170,000,000	169,105,040
2.400%, due 08/01/19[2]	77,000,000	76,527,733
2.400%, due 09/11/19[2]	77,000,000	76,317,267
2.400%, due 10/21/19[2]	123,500,000	122,075,633
2.402%, due 05/03/19[2]	173,000,000	172,976,914
1 mo. USD LIBOR – 0.070%, 2.402%, due 05/09/19[1]	145,000,000	145,000,000
1 mo. USD LIBOR – 0.085%, 2.402%, due 05/21/19[1]	77,000,000	77,000,000
2.405%, due 05/10/19[2]	152,000,000	151,908,610
2.405%, due 05/15/19[2]	65,000,000	64,939,207
2.407%, due 05/03/19[2]	45,000,000	44,993,983
1 mo. USD LIBOR – 0.085%, 2.408%, due 05/03/19[1]	81,000,000	81,000,000
1 mo. USD LIBOR – 0.065%, 2.409%, due 05/17/19[1]	85,000,000	85,000,000

	Face Amount	Value
US government and agency obligations—(continued)
2.409%, due 06/19/19[2]	$165,000,000	$164,458,979
2.410%, due 05/15/19[2]	170,000,000	169,840,672
2.410%, due 07/11/19[2]	103,500,000	103,008,059
2.410%, due 07/18/19[2]	200,000,000	198,955,667
2.410%, due 08/02/19[2]	24,840,000	24,685,350
2.410%, due 10/25/19[2]	77,000,000	76,087,614
1 mo. USD LIBOR – 0.065%, 2.415%, due 05/18/19[1]	53,000,000	53,000,000
2.415%, due 05/21/19[2]	145,000,000	144,805,458
2.415%, due 06/12/19[2]	155,000,000	154,563,288
2.415%, due 06/26/19[2]	162,000,000	161,391,420
2.415%, due 07/03/19[2]	65,000,000	64,725,294
2.415%, due 08/15/19[2]	74,000,000	73,473,798
1 mo. USD LIBOR – 0.055%, 2.418%, due 05/14/19[1]	68,000,000	68,000,000
2.420%, due 05/15/19[2]	57,000,000	56,946,357
2.420%, due 05/22/19[2]	96,000,000	95,864,480
2.420%, due 05/24/19[2]	255,000,000	254,605,742
2.420%, due 06/14/19[2]	84,275,000	84,025,733
2.420%, due 06/17/19[2]	128,000,000	127,595,591
2.420%, due 07/01/19[2]	75,000,000	74,692,458
2.422%, due 06/19/19[2]	165,000,000	164,456,059
2.423%, due 05/24/19[2]	170,000,000	169,736,835
2.423%, due 05/29/19[2]	170,000,000	169,679,626
2.425%, due 05/22/19[2]	31,790,000	31,745,030
2.425%, due 07/15/19[2]	100,000,000	99,494,792
2.430%, due 05/15/19[2]	85,800,000	85,718,919
2.430%, due 05/17/19[2]	107,000,000	106,884,440
2.430%, due 05/30/19[2]	54,310,000	54,203,688
2.430%, due 09/25/19[2]	173,000,000	171,283,408
2.432%, due 06/10/19[2]	128,000,000	127,654,116
2.435%, due 05/01/19[2]	153,000,000	153,000,000
2.435%, due 06/19/19[2]	212,000,000	211,297,367
2.435%, due 07/17/19[2]	297,000,000	295,453,166
2.435%, due 10/01/19[2]	143,000,000	141,520,129
2.437%, due 09/20/19[2]	49,000,000	48,528,982
1 mo. USD LIBOR – 0.045%, 2.438%, due 05/26/19[1]	75,000,000	75,000,000
2.440%, due 10/02/19[2]	148,000,000	146,455,209
2.440%, due 10/17/19[2]	24,600,000	24,318,221
2.440%, due 10/21/19[2]	98,500,000	97,345,033
1 mo. USD LIBOR – 0.040%, 2.443%, due 05/26/19[1]	75,000,000	75,000,000
2.445%, due 05/17/19[2]	165,000,000	164,820,700
1 mo. USD LIBOR – 0.045%, 2.448%, due 05/03/19[1]	109,000,000	109,000,000
1 mo. USD LIBOR – 0.035%, 2.448%, due 05/30/19[1]	70,000,000	70,000,000
2.450%, due 09/11/19[2]	20,200,000	20,017,162
2.450%, due 09/13/19[2]	28,600,000	28,337,238
2.455%, due 10/11/19[2]	75,000,000	74,166,323
1 mo. USD LIBOR – 0.020%, 2.457%, due 05/25/19[1]	75,000,000	75,000,000
2.460%, due 08/21/19[2]	270,000,000	267,933,600
3 mo. USD LIBOR – 0.265%, 2.473%, due 05/02/19[1]	96,000,000	95,986,774
1 mo. USD LIBOR – 0.025%, 2.474%, due 05/09/19[1]	148,000,000	148,000,000

42

Government Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
US government and agency obligations—(concluded)
3 mo. USD LIBOR – 0.160%, 2.491%, due 05/24/19[1]	$74,000,000	$ 74,007,403
2.510%, due 04/02/20	148,400,000	148,400,000
2.526%, due 07/05/19[2]	3,000,000	2,986,675
SOFR + 0.065%, 2.545%, due 05/01/19[1]	64,000,000	64,000,000
US Treasury Bills
2.492%, due 05/02/19[2]	103,000,000	102,993,053
2.513%, due 05/09/19[2]	110,000,000	109,940,172
2.746%, due 11/07/19[2]	200,000,000	197,215,972
US Treasury Notes
3 mo. Treasury money market yield + 0.033%, 2.448%, due 05/01/19[1]	274,000,000	274,006,685
3 mo. Treasury money market yield + 0.045%, 2.460%, due 05/01/19[1]	46,000,000	45,997,951
3 mo. Treasury money market yield + 0.060%, 2.475%, due 05/01/19[1]	100,000,000	100,026,794
3 mo. Treasury money market yield + 0.115%, 2.530%, due 05/01/19[1]	75,000,000	74,925,275
Total US government and agency obligations (cost—$10,733,898,836)		10,733,898,836

Repurchase agreements—25.9%
Repurchase agreement dated 04/24/19 with Barclays Bank PLC, 2.430% due 05/01/19, collateralized by $955,655,521 Federal Home Loan Mortgage Corp. obligations, zero coupon to 9.000% due 01/15/21 to 11/25/50, $126,301,557 Federal National Mortgage Association obligations, 3.464% to 6.600% due 03/18/27 to 11/01/42 and $50,966,060 Government National Mortgage Association obligations, 3.500% to 4.000% due 08/20/47 to 10/20/48; (value—$102,440,056); proceeds: $100,047,250	100,000,000	100,000,000
Repurchase agreement dated 04/25/19 with Barclays Bank PLC, 2.430% due 05/02/19, collateralized by $153,673,905 Federal Home Loan Mortgage Corp. obligations, 1.466% to 3.716% due 08/15/47 to 09/15/48 and $333,112,083 Government National Mortgage Association obligations, 3.000% to 3.962% due 04/20/41 to 03/20/49; (value—$103,000,000); proceeds: $100,047,250	100,000,000	100,000,000
Repurchase agreement dated 04/29/19 with Barclays Bank PLC, 2.470% due 05/06/19, collateralized by $150,240,675 Government National Mortgage Association obligations, 3.000% to 3.500% due 01/20/42 to 03/20/48; (value—$103,000,000); proceeds: $100,048,028	100,000,000	100,000,000

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/30/19 with Barclays Bank PLC, 2.750% due 05/01/19, collateralized by $11,415,200 US Treasury Bond, 3.750% due 11/15/43 and $1,333,646,400 US Treasury Notes, 1.125% to 2.250% due 05/15/20 to 02/15/27; (value—$1,326,000,089); proceeds: $1,300,099,306	$1,300,000,000	$1,300,000,000
Repurchase agreement dated 04/30/19 with BNP Paribas SA, 2.740% due 05/01/19, collateralized by $2,040 Federal National Mortgage Association obligations, zero coupon to 1.625% due 10/09/19 to 01/21/20, $100,215,900 US Treasury Notes, 2.349% to 2.750% due 10/31/20 to 11/30/20, $800 US Treasury Bond Principal STRIP, zero coupon due 08/15/42 and $52 US Treasury Bond STRIP, zero coupon due 08/15/37; (value—$102,000,000); proceeds: $100,007,611	100,000,000	100,000,000
Repurchase agreement dated 04/30/19 with Fixed Income Clearing Corp., 2.750% due 05/01/19, collateralized $531,475,000 US Treasury Bill, zero coupon due 04/23/20 and $466,400,000 US Treasury Inflation Index Bond, 0.125% due 04/15/20; (value—$1,020,001,663); proceeds: $1,000,076,389	1,000,000,000	1,000,000,000
Repurchase agreement dated 04/30/19 with J.P. Morgan Securities LLC, 2.750% due 05/01/19, collateralized by $51,375,300 US Treasury Note, 2.250% due 03/31/26; (value—$51,000,017); proceeds: $50,003,819	50,000,000	50,000,000
Repurchase agreement dated 04/30/19 with J.P. Morgan Securities LLC, 2.770% due 05/01/19, collateralized by $58,541,716 Federal Home Loan Mortgage Corp. obligations, 4.000% to 4.500% due 02/01/47 to 11/01/47, $58,300,038 Federal National Mortgage Association obligations, 2.500% to 4.000% due 10/01/26 to 01/01/58; (value—$102,000,000); proceeds: $100,007,694	100,000,000	100,000,000
Repurchase agreement dated 04/30/19 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.520% due 05/07/19, collateralized by $154,839,000 Federal Home Loan Bank obligations, zero coupon due 10/18/19 to 10/23/19; (value—$153,000,713); proceeds: $150,073,500	150,000,000	150,000,000

43

Government Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 01/28/19 with MUFG Securities Americas Inc., 2.470% due 06/04/19, collateralized by $163,800,584 Federal Home Loan Mortgage Corp. obligations, 3.000% to 4.000% due 07/15/28 to 06/15/52, $376,207,390 Federal National Mortgage Association obligations, 2.000% to 4.000% due 09/25/29 to 09/25/48 and $49,553,581 Government National Mortgage Association obligations, 2.000% to 4.000% due 12/20/43 to 11/20/48; (value—$510,000,000); proceeds: $503,156,111[3,4]	$500,000,000	$500,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/19 with Toronto- Dominion Bank, 2.750% due 05/01/19, collateralized by $198,423,847 Federal Home Loan Mortgage Corp. obligations, 2.500% to 6.500% due 05/15/19 to 01/01/49 and $402,601,085 Federal National Mortgage Association obligations, 2.500% to 6.000% due 01/01/20 to 03/01/49; (value—$204,000,000); proceeds: $200,015,278	$200,000,000	$200,000,000
Total repurchase agreements (cost—$3,700,000,000)		3,700,000,000
Total investments (cost—$14,433,898,836 which approximates cost for federal income tax purposes)—101.1%		14,433,898,836

Liabilities in excess of other assets—(1.1)%		(155,411,564)
Net assets—100.0%		$14,278,487,272

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 60.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$10,733,898,836	$—	$10,733,898,836
Repurchase agreements	—	3,700,000,000	—	3,700,000,000
Total	$—	$14,433,898,836	$—	$14,433,898,836

At April 30, 2019, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Illiquid investment at period end. Illiquid assets, in the amount of $500,000,000, represented 3.5% of the Fund’s net assets at period end.
[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the Federal Reserve Overnight Reverse Repo Facility Rate + 0.22%). The interest rate shown is the current rate as of April 30, 2019 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2019.

See accompanying notes to financial statements.

44

Treasury Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
US government obligations—50.6%
US Treasury Bills 2.418%, due 06/11/19[1]	$400,000,000	$398,917,372
2.419%, due 07/05/19[1]	400,000,000	398,284,723
2.424%, due 07/25/19[1]	200,000,000	198,878,000
2.429%, due 06/18/19[1]	200,000,000	199,363,467
2.430%, due 07/18/19[1]	200,000,000	198,967,800
2.435%, due 06/06/19[1]	340,000,000	339,188,050
2.441%, due 05/23/19[1]	392,000,000	391,427,127
2.441%, due 06/13/19[1]	400,000,000	398,855,597
2.446%, due 05/07/19[1]	400,000,000	399,839,716
2.453%, due 05/14/19[1]	200,000,000	199,825,944
2.453%, due 05/21/19[1]	200,000,000	199,732,167
2.454%, due 05/16/19[1]	164,000,000	163,836,000
2.458%, due 06/27/19[1]	400,000,000	398,474,299
2.465%, due 06/20/19[1]	400,000,000	398,657,361
2.492%, due 05/02/19[1]	130,000,000	129,991,232
2.513%, due 05/09/19[1]	140,000,000	139,923,855
2.746%, due 11/07/19[1]	250,000,000	246,519,965
US Treasury Notes 0.875%, due 05/15/19	100,000,000	99,939,579
1.125%, due 05/31/19	90,000,000	89,901,511
1.250%, due 05/31/19	100,000,000	99,898,604
1.500%, due 11/30/19	256,000,000	254,175,548
3 mo. Treasury money market yield, 2.415%, due 05/01/19[2]	650,000,000	649,898,323
3 mo. Treasury money market yield + 0.033%, 2.448%, due 05/01/19[2]	600,000,000	599,946,510
3 mo. Treasury money market yield + 0.043%, 2.458%, due 05/01/19[2]	500,000,000	499,869,574
3 mo. Treasury money market yield + 0.045%, 2.460%, due 05/01/19[2]	54,000,000	53,997,595
3 mo. Treasury money market yield + 0.048%, 2.463%, due 05/01/19[2]	650,000,000	650,019,502
3 mo. Treasury money market yield + 0.060%, 2.475%, due 05/01/19[2]	580,000,000	580,054,411
3 mo. Treasury money market yield + 0.115%, 2.530%, due 05/01/19[2]	335,000,000	334,723,335
Total US government obligations (cost—$8,713,107,167)		8,713,107,167

Repurchase agreements—49.3%
Repurchase agreement dated 04/24/19 with Barclays Bank PLC, 2.420% due 05/01/19, collateralized by $92,108,800 US Treasury Bill, zero coupon due 06/13/19 and $110,490,400 US Treasury Note, 2.875% due 10/15/21; (value—$204,000,022); proceeds: $200,094,111	200,000,000	200,000,000

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/25/19 with Barclays Bank PLC, 2.420% due 05/02/19, collateralized by $102,300,700 US Treasury Bill, zero coupon due 06/13/19; (value—$102,000,038); proceeds: $100,047,056	$100,000,000	$100,000,000
Repurchase agreement dated 04/26/19 with Barclays Bank PLC, 2.440% due 05/03/19, collateralized by $305,792,600 US Treasury Notes, 2.250% to 2.875% due 04/30/21 to 10/15/21; (value—$306,000,044); proceeds: $300,142,333	300,000,000	300,000,000
Repurchase agreement dated 04/29/19 with Barclays Bank PLC, 2.460% due 05/06/19, collateralized by $306,300,200 US Treasury Note, 2.250% due 04/30/21; (value—$306,000,026); proceeds: $300,143,500	300,000,000	300,000,000
Repurchase agreement dated 04/30/19 with Barclays Bank PLC, 2.490% due 05/07/19, collateralized by $410,965,000 US Treasury Bills, zero coupon due 07/11/19 to 08/22/19; (value—$408,000,016); proceeds: $400,193,667	400,000,000	400,000,000
Repurchase agreement dated 04/30/19 with Barclays Bank PLC, 2.750% due 05/01/19, collateralized by $153,451,000 US Treasury Bill, zero coupon due 06/13/19; (value—$153,000,008); proceeds: $150,011,458	150,000,000	150,000,000
Repurchase agreement dated 04/30/19 with BNP Paribas SA, 2.730% due 05/01/19, collateralized by $3,203,000 US Treasury Bill, zero coupon due 05/09/19, $100,541,100 US Treasury Bonds, 4.375% to 5.000% due 05/15/37 to 11/15/39, $1,000 US Treasury Inflation Index Bond, 3.875% due 04/15/29, $748,299,900 US Treasury Notes, 2.250% to 2.875% due 04/15/21 to 11/30/25 and $50,589,289 US Treasury Bond STRIP, zero coupon due 02/15/30; (value—$918,000,000); proceeds: $900,068,250	900,000,000	900,000,000
Repurchase agreement dated 04/30/19 with Fixed Income Clearing Corp., 2.750% due 05/01/19, collateralized by $921,600,000 US Treasury Inflation Index Notes, 0.125% to 1.875% due 07/15/19 to 04/15/20 and $1,594,395,000 US Treasury Notes, 1.000% to 2.500% due 06/30/19 to 05/31/24; (value—$2,652,006,696); proceeds: $2,600,198,611	2,600,000,000	2,600,000,000
Repurchase agreement dated 04/30/19 with Goldman Sachs & Co., 2.470% due 05/07/19, collateralized by $240,504,000 US Treasury Note, 2.250% due 12/31/24, $43,496,000 US Treasury Bonds Principal STRIP, zero coupon due 11/15/44 and $92,578,040 US Treasury Bond STRIPs, zero coupon due 02/15/39 to 02/15/49; (value—$306,000,001); proceeds: $300,144,083	300,000,000	300,000,000

45

Treasury Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/30/19 with J.P. Morgan Securities LLC, 2.750% due 05/01/19, collateralized by $99,349,900 US Treasury Note, 2.750% due 02/15/28; (value—$102,000,014); proceeds: $100,007,639	$100,000,000	$100,000,000
Repurchase agreement dated 04/30/19 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.500% due 05/07/19, collateralized by $131,792,800 US Treasury Inflation Index Note, 1.250% due 07/15/20 and $304,914,200 US Treasury Notes, 1.500% to 3.375% due 11/15/19 to 03/31/23; (value—$459,000,035); proceeds: $450,218,750	450,000,000	450,000,000
Repurchase agreement dated 04/30/19 with Mizuho Securities USA LLC, 2.700% due 05/01/19, collateralized by $32,027,900 US Treasury Bills, zero coupon due 08/22/19 to 09/26/19 and $481,825,300 US Treasury Notes, 1.250% to 2.250% due 02/29/20 to 11/15/27; (value—$510,000,012); proceeds: $500,037,500	500,000,000	500,000,000
Repurchase agreement dated 04/24/19 with MUFG Securities (Canada) Ltd., 2.390% due 05/01/19, collateralized by $100 US Treasury Bond, 3.000% due 05/15/47 and $299,607,600 US Treasury Notes, 1.375% to 2.875% due 05/31/20 to 03/31/25; (value—$306,000,032); proceeds: $300,139,417	300,000,000	300,000,000
Repurchase agreement dated 04/29/19 with MUFG Securities Americas Inc., 2.420% due 05/06/19, collateralized by $200 US Treasury Bill, zero coupon due 07/05/19, $114,478,500 US Treasury Bonds, 3.000% to 6.125% due 08/15/29 to 02/15/47, $50,000,000 US Treasury Inflation Index Bond, 1.000% due 02/15/46, $114,690,100 US Treasury Inflation Index Notes, 0.375% to 1.375% due 01/15/20 to 01/15/27, $188,395,900 US Treasury Notes, 2.250% to 2.750% due 08/31/23 to 08/15/27 and $3,138,910 US Treasury Bond STRIPs, zero coupon due 08/15/21; (value—$510,000,023); proceeds: $500,235,278	500,000,000	500,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/19 with MUFG Securities (Canada) Ltd., 2.450% due 05/07/19, collateralized by $299,815,300 US Treasury Notes, 2.250% to 2.875% due 07/31/21 to 08/31/25; (value—$306,000,035); proceeds: $300,142,917	$300,000,000	$300,000,000
Repurchase agreement dated 04/30/19 with MUFG Securities Americas Inc., 2.700% due 05/01/19, collateralized by $49,699,000 US Treasury Inflation Index Note, 0.625% due 01/15/26 and $455,636,200 US Treasury Notes, 1.375% to 2.750% due 07/31/19 to 01/31/26; (value—$510,000,003); proceeds: $500,037,500	500,000,000	500,000,000
Repurchase agreement dated 04/30/19 with MUFG Securities (Canada) Ltd., 2.700% due 05/01/19, collateralized by $150,000,000 US Treasury Inflation Index Note, 0.125% due 07/15/26 and $453,883,000 US Treasury Notes, 1.375% to 3.500% due 05/15/20 to 12/31/23; (value—$612,000,018); proceeds: $600,045,000	600,000,000	600,000,000
Total repurchase agreements (cost—$8,500,000,000)		8,500,000,000
Total investments (cost—$17,213,107,167 which approximates cost for federal income tax purposes)—99.9%		17,213,107,167

Other assets in excess of liabilities—0.1%		9,582,802
Net assets—100.0%		$17,222,689,969

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 60.

46

Treasury Master Fund

Portfolio of investments—April 30, 2019

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government obligations	$—	$8,713,107,167	$—	$8,713,107,167
Repurchase agreements	—	8,500,000,000	—	8,500,000,000
Total	$—	$17,213,107,167	$—	$17,213,107,167

At April 30, 2019, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

See accompanying notes to financial statements.

47

Prime CNAV Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Time deposits—9.7%
Banking-non-US—9.7%
ABN Amro Bank NV 2.380%, due 05/01/19	$25,000,000	$25,000,000
Credit Agricole Corporate & Investment Bank 2.370%, due 05/01/19	2,000,000	2,000,000
Credit Industriel et Commercial 2.360%, due 05/01/19	100,000,000	100,000,000
Mizuho Corporate Bank Ltd. 2.440%, due 05/01/19	150,000,000	150,000,000
Natixis 2.400%, due 05/01/19	200,000,000	200,000,000
Total time deposits (cost—$477,000,000)		477,000,000

Certificates of deposit—14.5%
Banking-non-US—14.5%
Bank of Montreal 2.560%, due 07/08/19	50,000,000	50,000,000
2.780%, due 06/06/19	14,500,000	14,500,000
1 mo. SOFR + 0.440%, 2.920%, due 05/09/19[1]	15,000,000	15,000,000
Bank of Nova Scotia
1 mo. USD LIBOR + 0.260%, 2.734%, due 05/07/19[1]	15,000,000	15,000,000
BNP Paribas SA
1 mo. USD LIBOR + 0.140%, 2.620%, due 09/18/19[1]	36,000,000	36,000,000
Canadian Imperial Bank of Commerce
3 mo. USD LIBOR + 0.200%, 2.936%, due 05/01/19[1]	16,000,000	16,000,000
China Construction Bank Corp. 2.510%, due 05/23/19	15,000,000	15,000,000
Cooperatieve Rabobank UA
1 mo. USD LIBOR + 0.220%, 2.707%, due 07/19/19[1]	14,000,000	14,000,000
Credit Agricole Corporate & Investment Bank 2.420%, due 05/06/19	42,000,000	42,000,000
Mitsubishi UFJ Trust & Banking Corp. 2.590%, due 10/29/19	32,000,000	32,000,000
Mizuho Bank Ltd. 2.580%, due 07/23/19	10,000,000	10,000,000
2.620%, due 05/10/19	35,000,000	35,000,000
MUFG Bank Ltd. 2.580%, due 05/01/19	35,000,000	35,000,000
2.610%, due 05/10/19	35,000,000	35,000,000
Nordea Bank AB
1 mo. USD LIBOR + 0.170%, 2.643%, due 06/13/19[1]	17,000,000	17,000,000
Norinchukin Bank Ltd. 2.400%, due 05/01/19	30,000,000	30,000,000
Oversea-Chinese Banking Corp. Ltd. 2.545%, due 06/24/19	49,000,000	48,999,516
1 mo. USD LIBOR + 0.130%, 2.609%, due 11/27/19[1]	16,000,000	16,000,000
3 mo. USD LIBOR, 2.736%, due 11/01/19[1]	20,000,000	20,000,000
1 mo. USD LIBOR + 0.250%, 2.743%, due 05/03/19[1]	15,000,000	15,000,000

	Face Amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Skandinaviska Enskilda Banken AB
3 mo. USD LIBOR + 0.020%, 2.602%, due 10/28/19[1]	$20,000,000	$20,000,000
3 mo. USD LIBOR + 0.070%, 2.651%, due 10/11/19[1]	20,000,000	20,000,000
Societe Generale
3 mo. USD LIBOR + 0.070%, 2.667%, due 07/15/19[1]	30,000,000	30,000,000
Sumitomo Mitsui Trust Bank Ltd. 2.590%, due 06/27/19	23,000,000	23,000,000
2.600%, due 05/30/19	16,000,000	16,000,000
2.600%, due 07/12/19	33,000,000	33,000,000
Svenska Handelsbanken
1 mo. USD LIBOR + 0.170%, 2.657%, due 05/20/19[1]	16,000,000	16,000,000
3 mo. USD LIBOR + 0.140%, 2.737%, due 01/14/20[1]	12,000,000	12,000,000
1 mo. USD LIBOR + 0.340%, 2.827%, due 11/21/19[1]	10,000,000	10,000,000
1 mo. USD LIBOR + 0.380%, 2.862%, due 12/12/19[1]	15,000,000	15,000,000
Total certificates of deposit (cost—$706,499,516)		706,499,516

Commercial paper[2]—52.5%
Asset backed-miscellaneous—28.8%
Albion Capital Corp. 2.580%, due 07/22/19	33,000,000	32,806,070
Antalis S.A. 2.530%, due 05/06/19	10,000,000	9,996,486
2.580%, due 06/13/19	15,000,000	14,953,775
2.580%, due 07/08/19	14,000,000	13,931,773
2.580%, due 07/11/19[3]	16,000,000	15,918,587
2.600%, due 05/09/19	40,350,000	40,326,687
2.600%, due 07/02/19	15,000,000	14,932,833
2.640%, due 05/06/19	15,000,000	14,994,500
Atlantic Asset Securitization LLC 2.460%, due 05/01/19	75,000,000	75,000,000
2.500%, due 05/31/19	15,000,000	14,968,750
2.550%, due 06/26/19	28,000,000	27,888,933
Barton Capital Corp. 2.460%, due 05/01/19[3]	5,000,000	5,000,000
2.580%, due 06/03/19	25,000,000	24,940,875
2.580%, due 06/10/19	25,000,000	24,928,333
2.620%, due 05/06/19	10,000,000	9,996,361
CAFCO LLC 2.530%, due 06/07/19	16,000,000	15,958,396
2.540%, due 07/08/19	20,000,000	19,904,045
2.540%, due 07/12/19	10,000,000	9,949,200
Chariot Funding LLC
1 mo. USD LIBOR + 0.160%, 2.634%, due 08/08/19[1,3]	20,000,000	20,000,000
Charta LLC 2.500%, due 05/02/19	15,000,000	14,998,958
2.520%, due 06/26/19[3]	10,000,000	9,960,800
2.540%, due 07/08/19	15,000,000	14,928,033

48

Prime CNAV Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(continued)
2.550%, due 06/20/19	$13,000,000	$12,953,958
2.570%, due 05/21/19	15,000,000	14,978,583
Fairway Finance Co. LLC 2.440%, due 05/08/19	20,000,000	19,990,511
2.440%, due 05/13/19	10,000,000	9,991,867
2.540%, due 07/02/19	10,000,000	9,956,256
1 mo. USD LIBOR + 0.110%, 2.590%, due 09/20/19[1,3]	25,000,000	24,999,035
1 mo. USD LIBOR + 0.260%, 2.741%, due 05/10/19[1,3]	13,000,000	13,000,000
Gotham Funding Corp. 2.520%, due 05/13/19	14,500,000	14,487,820
2.560%, due 07/08/19	25,000,000	24,879,111
Liberty Street Funding LLC 2.540%, due 06/04/19	3,000,000	2,992,803
2.540%, due 06/06/19	15,000,000	14,961,900
2.540%, due 06/07/19	15,000,000	14,960,842
2.540%, due 07/15/19	12,000,000	11,936,500
2.550%, due 06/10/19	5,300,000	5,284,983
2.560%, due 08/01/19	6,000,000	5,960,747
2.570%, due 07/02/19	19,000,000	18,915,904
2.800%, due 05/07/19	18,000,000	17,991,600
2.820%, due 05/06/19	22,000,000	21,991,383
LMA Americas LLC 2.520%, due 06/11/19	10,000,000	9,971,300
2.540%, due 05/14/19	9,000,000	8,991,745
2.550%, due 08/08/19	20,000,000	19,859,750
2.590%, due 10/16/19	10,000,000	9,879,133
2.610%, due 08/19/19	16,000,000	15,872,400
2.620%, due 09/12/19	20,000,000	19,804,956
2.630%, due 07/15/19	17,000,000	16,906,854
2.750%, due 05/14/19	25,000,000	24,975,174
2.820%, due 06/07/19	11,000,000	10,968,118
2.830%, due 06/10/19	11,000,000	10,965,411
Manhattan Asset Funding Co. LLC 2.540%, due 06/11/19[3]	30,000,000	29,913,217
2.540%, due 06/12/19	30,000,000	29,911,100
2.550%, due 05/23/19	50,000,000	49,922,084
2.550%, due 06/05/19	10,000,000	9,975,208
Nieuw Amsterdam Receivables Corp. 2.520%, due 05/03/19[3]	25,000,000	24,996,500
2.520%, due 05/08/19	10,000,000	9,995,100
2.520%, due 05/09/19	21,000,000	20,988,240
2.550%, due 07/05/19	15,000,000	14,930,938
2.550%, due 07/17/19	22,000,000	21,880,008
Old Line Funding LLC
1 mo. USD LIBOR + 0.080%, 2.557%, due 07/16/19[1,3]	30,000,000	30,000,000
2.560%, due 10/09/19	25,000,000	24,713,778
3 mo. USD LIBOR + 0.030%, 2.625%, due 12/03/19[1,3]	20,000,000	20,000,000
1 mo. USD LIBOR + 0.150%, 2.630%, due 12/20/19[1,3]	20,000,000	20,000,000
1 mo. USD LIBOR + 0.230%, 2.704%, due 08/07/19[1,3]	23,000,000	23,000,000
1 mo. USD LIBOR + 0.330%, 2.802%, due 08/09/19[1,3]	8,000,000	8,000,000

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
1 mo. USD LIBOR + 0.330%, 2.804%, due 08/07/19[1,3]	$15,000,000	$15,000,000
Regency Markets No. 1 LLC 2.450%, due 05/02/19	5,000,000	4,999,660
Sheffield Receivables Co. LLC 2.580%, due 07/18/19	20,000,000	19,888,200
Starbird Funding Corp. 2.540%, due 06/14/19	40,000,000	39,875,822
Thunder Bay Funding LLC
1 mo. USD LIBOR + 0.140%, 2.636%, due 12/11/19[1,3]	17,000,000	17,000,000
1 mo. USD LIBOR + 0.300%, 2.795%, due 08/02/19[1,3]	13,000,000	13,000,000
1 mo. USD LIBOR + 0.340%, 2.821%, due 06/24/19[1,3]	25,000,000	25,000,000
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.200%, 2.677%, due 06/04/19[1,3]	23,000,000	23,000,000
1 mo. USD LIBOR + 0.220%, 2.693%, due 08/12/19[1,3]	15,000,000	15,000,000
Victory Receivables Corp. 2.520%, due 05/06/19	26,000,000	25,990,900
2.550%, due 06/14/19	15,000,000	14,953,250

		1,406,646,044

Banking-non-US—16.4%
ANZ New Zealand International Ltd.
1 mo. USD LIBOR + 0.320%, 2.801%, due 05/24/19[1,3]	16,000,000	16,000,000
ASB Finance Ltd.
1 mo. USD LIBOR + 0.310%, 2.787%, due 08/05/19[1,3]	15,000,000	15,000,000
Australia & New Zealand Banking Group Ltd.
1 mo. USD LIBOR + 0.270%, 2.744%, due 07/08/19[1,3]	19,000,000	19,000,000
Bank of Nova Scotia
1 mo. USD LIBOR + 0.300%, 2.779%, due 10/04/19[1,3]	20,000,000	20,000,000
Banque et Caisse d’Epargne de L’Etat 2.540%, due 08/01/19	20,000,000	19,870,178
2.645%, due 06/07/19	26,000,000	25,929,320
Barclays Bank PLC
3 mo. USD LIBOR + 0.340%, 2.932%, due 05/07/19[1,3,4]	18,000,000	18,000,000
BNP Paribas SA 2.560%, due 10/04/19	35,000,000	34,611,733
BNZ International Funding Ltd.
1 mo. USD LIBOR + 0.120%, 2.613%, due 09/03/19[1,3]	21,000,000	21,000,000
China Construction Bank Corp. 2.410%, due 05/06/19	10,000,000	9,996,653
2.540%, due 05/07/19	50,000,000	49,978,833
DBS Bank Ltd. 2.480%, due 05/02/19	28,000,000	27,998,071
2.520%, due 06/03/19	35,000,000	34,919,150
2.550%, due 07/15/19	13,000,000	12,930,938
2.600%, due 05/03/19	17,500,000	17,497,472

49

Prime CNAV Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(concluded)
Federation des Caisses Desjardins du Quebec 2.410%, due 05/02/19	$45,000,000	$44,996,987
Industrial & Commercial Bank of China Ltd. 2.510%, due 05/22/19	25,000,000	24,963,396
2.530%, due 05/08/19	30,000,000	29,985,242
Mitsubishi UFJ Trust & Banking Corp. 2.560%, due 07/08/19	25,000,000	24,879,111
Mizuho Bank Ltd. 2.565%, due 06/10/19	25,000,000	24,928,750
MUFG Bank Ltd. 2.540%, due 05/07/19	15,000,000	14,993,650
Nordea Bank AB 2.565%, due 05/14/19	30,000,000	29,972,212
Oversea-Chinese Banking Corp. Ltd.
3 mo. USD LIBOR + 0.010%, 2.618%, due 12/05/19[1,3]	9,000,000	9,000,000
1 mo. USD LIBOR + 0.260%, 2.733%, due 05/13/19[1,3]	15,000,000	15,000,000
1 mo. USD LIBOR + 0.260%, 2.733%, due 05/14/19[1,3]	15,000,000	15,000,000
Royal Bank of Canada
1 mo. USD LIBOR + 0.320%, 2.815%, due 08/02/19[1,3]	15,000,000	15,000,000
Sumitomo Mitsui Trust Bank Ltd. 2.510%, due 07/08/19	15,000,000	14,928,883
2.560%, due 06/04/19	25,000,000	24,939,556
2.570%, due 08/09/19	25,000,000	24,821,528
2.600%, due 07/15/19	15,000,000	14,918,750
Toronto Dominion Bank Ltd. 2.460%, due 05/07/19	75,000,000	74,969,250
United Overseas Bank Ltd. 2.550%, due 06/12/19	40,000,000	39,881,000
Westpac Securities New Zealand Ltd.
3 mo. USD LIBOR + 0.120%, 2.749%, due 05/28/19[1,3]	16,000,000	16,000,000

		801,910,663

Banking-US—1.4%
Bedford Row Funding Corp.
1 mo. USD LIBOR + 0.160%, 2.634%, due 11/07/19[1,3]	9,500,000	9,500,000
Citigroup Global Markets, Inc. 2.540%, due 08/08/19	10,000,000	9,930,150
2.540%, due 10/07/19	9,000,000	8,899,035
2.560%, due 10/15/19	19,000,000	18,774,364
J.P. Morgan Securities LLC 2.870%, due 07/08/19	19,000,000	18,896,999

		66,000,548

Energy-integrated—2.3%
Sinopec Century Bright Capital Investment Ltd. 2.550%, due 05/02/19	40,000,000	39,997,167
2.550%, due 05/03/19	25,000,000	24,996,458
2.550%, due 05/07/19	30,000,000	29,987,250
2.570%, due 05/02/19	17,000,000	16,998,787

		111,979,662

	Face Amount	Value
Commercial paper[2]—(concluded)
Finance-other—3.6%
CNPC Finance HK Ltd. 2.680%, due 05/01/19	$40,000,000	$40,000,000
2.680%, due 05/02/19	30,000,000	29,997,767
2.680%, due 05/07/19	10,000,000	9,995,533
2.700%, due 05/02/19	40,000,000	39,997,000
2.800%, due 05/15/19	15,000,000	14,983,667
Collateralized Commercial Paper Co. LLC
3 mo. USD LIBOR + 0.060%, 2.659%, due 11/26/19[1]	13,000,000	13,000,000
3 mo. USD LIBOR + 0.040%, 2.666%, due 11/26/19[1]	16,000,000	16,000,000
3 mo. USD LIBOR + 0.120%, 2.722%, due 06/25/19[1]	13,000,000	13,000,000

		176,973,967
Total Commercial paper (cost—$2,563,510,884)		2,563,510,884

Repurchase agreements—23.2%
Repurchase agreement dated 04/30/19 with Barclays Bank PLC, 2.750% due 05/01/19, collateralized by $343,763,400 US Treasury Bill, zero coupon due 07/11/19 and $114,767,000 US Treasury Note, 2.625% due 05/15/21; (value—$459,000,094); proceeds: $450,034,375	450,000,000	450,000,000
Repurchase agreement dated 04/30/19 with BNP Paribas SA, 2.600% due 05/01/19, collateralized by $16,158,679 various asset-backed convertible bonds, zero coupon to 35.028% due 04/12/21 to 12/15/38; (value—$16,200,000); proceeds: $15,001,083	15,000,000	15,000,000
Repurchase agreement dated 04/30/19 with Fixed Income Clearing Corp., 2.750% due 05/01/19, collateralized by $231,390,000 US Treasury Bill, zero coupon due 04/23/20 and $406,710,000 US Treasury Notes, 1.500% to 2.750% due 04/30/20 to 11/30/20; (value—$632,404,150); proceeds: $620,047,361	620,000,000	620,000,000
Repurchase agreement dated 04/30/19 with Goldman Sachs & Co., 2.690% due 05/01/19, collateralized by $6,155,000 Federal Farm Credit Bank obligations, 1.550% to 5.150% due 09/27/19 to 07/19/32 and $26,277,000 Federal Home Loan Bank obligations, zero coupon to 2.625% due 07/26/19 to 12/12/25; (value—$32,334,154); proceeds: $31,702,369	31,700,000	31,700,000

50

Prime CNAV Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/01/19 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.990% due 06/04/19, collateralized by 124,995 shares of various equity securities; (value—$16,050,021); proceeds: $15,036,129[4,5]	$15,000,000	$15,000,000
Total repurchase agreements (cost—$1,131,700,000)		1,131,700,000
Total investments (cost—$4,878,710,400 which approximates cost for federal income tax purposes)—99.9%		4,878,710,400

Other assets in excess of liabilities—0.1%		2,919,867
Net assets—100.0%		$4,881,630,267

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments, please refer to page 60.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Time deposits	$—	$477,000,000	$—	$477,000,000
Certificates of deposit	—	706,499,516	—	706,499,516
Commercial paper	—	2,563,510,884	—	2,563,510,884
Repurchase agreements	—	1,131,700,000	—	1,131,700,000
Total	$—	$4,878,710,400	$—	$4,878,710,400

At April 30, 2019, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $541,288,139, represented 11.1% of the Fund’s net assets at period end.

[4]	Illiquid investment at period end. Illiquid assets, in the amount of $33,000,000, represented 0.7% of the Fund’s net assets at period end.
[5]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the United States overnight bank funding rate + 0.57%). The interest rate shown is the current rate as of April 30, 2019 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2019.

See accompanying notes to financial statements.

51

Tax-Free Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Municipal bonds—90.3%
Alabama—1.7%
Mobile County Industrial Development Authority Pollution Control Revenue Refunding (ExxonMobil Project) 2.250%, VRD	$5,200,000	$5,200,000
Tuscaloosa County Industrial Development Authority Revenue (Hunt Refining Project), Series A, 2.250%, VRD[1]	25,000,000	25,000,000
Tuscaloosa County Industrial Development Authority Revenue Refunding (Hunt Refining Project), Series D, 2.250%, VRD[1]	8,900,000	8,900,000

		39,100,000

Alaska—0.5%
Alaska International Airports Revenue Refunding (System), Series A, 2.390%, VRD	7,345,000	7,345,000
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project), Series C, 2.250%, VRD	3,820,000	3,820,000

		11,165,000

Arizona—0.4%
Arizona Health Facilities Authority Revenue (Health Facilities Catholic West), Series A, 2.150%, VRD	9,750,000	9,750,000

California—0.3%
County of Los Angeles Tax And Revenue Anticipation Notes 4.000%, due 06/28/19	7,500,000	7,528,751

Colorado—2.6%
Colorado State Education Loan Program Tax And Revenue Anticipation Notes, Series A, 5.000%, due 06/27/19	10,000,000	10,052,891
Colorado State General Fund Tax And Revenue Anticipation Notes 4.000%, due 06/26/19	18,000,000	18,065,351
Denver City & County Certificates of Participation Revenue Refunding, Series A1, 2.300% , VRD	7,200,000	7,200,000
Series A2, 2.300% , VRD	10,605,000	10,605,000
Series A3, 2.300% , VRD	13,710,000	13,710,000

		59,633,242

District of Columbia—0.5%
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Subseries B-2, 2.340%, VRD	11,000,000	11,000,000

	Face Amount	Value
Municipal bonds—(continued)
Florida—2.9%
Florida Municipal Power Agency Revenue (All Requirements Supply), Series C, 2.310%, VRD	$23,925,000	$23,925,000
Orange County Health Facilities Authority Revenue (The Nemours Foundation Project), Series B, 2.340%, VRD	34,535,000	34,535,000
Pinellas County Health Facilities Authority Revenue (Health System BayCare Health), Series A1, 2.320%, VRD	6,900,000	6,900,000

		65,360,000

Georgia—0.4%
Cobb County School District, GO bonds 3.000%, due 12/18/19	10,000,000	10,083,002

Illinois—7.8%
Chicago O’Hare International Revenue (Third Lien), Series C, 2.410%, VRD	6,000,000	6,000,000
Illinois Development Finance Authority Revenue (Chicago Symphony Project) 2.260%, VRD	12,500,000	12,500,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project) 2.410%, VRD	19,700,000	19,700,000
Illinois Finance Authority Revenue (Steppenwolf Theatre Company Project), Series C, 2.370%, VRD	5,000,000	5,000,000
Illinois Finance Authority Revenue (Elmhurst Memorial Healthcare), Series D, 2.460%, VRD	10,000,000	10,000,000
Illinois Finance Authority Revenue (Gift of Hope Donor Project) 2.300%, VRD	10,700,000	10,700,000
Illinois Finance Authority Revenue (Northwestern Community Hospital), Series B, 2.330%, VRD	26,610,000	26,610,000
Illinois Finance Authority Revenue (OSF Healthcare System), Series B, 2.300%, VRD	2,400,000	2,400,000
Illinois Finance Authority Revenue (Steppenwolf Theatre Co. Project) 2.370%, VRD	6,980,000	6,980,000
Illinois Finance Authority Revenue (The University of Chicago Medical Center), Series E-1, 2.250%, VRD	9,305,000	9,305,000
Illinois Finance Authority Revenue (University of Chicago), Series B, 2.380%, VRD	18,500,000	18,500,000

52

Tax-Free Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Municipal bonds—(continued)
Illinois—(concluded)
Illinois Finance Authority Revenue Refunding (Hospital Sisters Services, Inc.), Series G, 2.370%, VRD	$4,000,000	$4,000,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C, 2.380%, VRD	34,760,000	34,760,000
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority), Series A-1B, 2.380% , VRD	5,000,000	5,000,000
Series A-2D, 2.380% , VRD	5,000,000	5,000,000

		176,455,000

Indiana—9.3%
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy, Inc. Project), Series A-5, 2.220%, VRD	37,370,000	37,370,000
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.), Series D, 2.150% , VRD	14,640,000	14,640,000
Series C, 2.300% , VRD	33,055,000	33,055,000
Series A, 2.330% , VRD	25,715,000	25,715,000
Indiana Finance Authority Hospital Revenue (Indiana University Obligated Group), Series B, 2.200%, VRD	18,510,000	18,510,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding, Series B, 2.260%, VRD	5,925,000	5,925,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 2.330%, VRD	69,130,000	69,130,000
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured) 2.290%, VRD	7,500,000	7,500,000

		211,845,000

Maryland—2.3%
Maryland Economic Development Corp. Revenue (Howard Hughes Medical Institute), Series A, 2.470%, VRD	31,185,000	31,185,000
Montgomery County Consolidated Public (Improvement Bond), GO Bonds, Series E, 2.270%, VRD	13,405,000	13,405,000

	Face Amount	Value
Municipal bonds—(continued)
Maryland—(concluded)
Montgomery County Housing Development Corp. Opportunities Commission Multi-Family Revenue (GNMA/FNMA/FHLMC Insured), Series A, 2.400%, VRD	$8,390,000	$8,390,000

		52,980,000

Massachusetts—0.2%
Massachusetts State Department of Transportation Metropolitan Highway System Revenue (Senior Lien), Series A-1, 2.310%, VRD	5,255,000	5,255,000

Michigan—1.0%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project) 2.300%, VRD	22,600,000	22,600,000

Minnesota—0.8%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B, 2.150%, VRD	2,100,000	2,100,000
Rochester Health Care Facilities Revenue (Mayo Clinic), Series A, 2.200%, VRD	15,400,000	15,400,000

		17,500,000

Mississippi—5.0%
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project), Series A, 2.250% , VRD	22,055,000	22,055,000
Series A, 2.250% , VRD	6,490,000	6,490,000
Series C, 2.250% , VRD	9,640,000	9,640,000
Series C, 2.250% , VRD	6,280,000	6,280,000
Series C, 2.250% , VRD	16,550,000	16,550,000
Series D, 2.250% , VRD	8,575,000	8,575,000
Series G, 2.250% , VRD	32,065,000	32,065,000
Series I, 2.250% , VRD	7,375,000	7,375,000
Series D, 2.380% , VRD	1,525,000	1,525,000
Series B, 2.440% , VRD	2,400,000	2,400,000

		112,955,000

53

Tax-Free Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Municipal bonds—(continued)
Missouri—3.7%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare), Series C-5, 2.100% , VRD	$4,925,000	$4,925,000
Series C-3, 2.420% , VRD	10,000,000	10,000,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis University), Series B-2, 2.200% , VRD	8,010,000	8,010,000
Series B-1, 2.300% , VRD	18,795,000	18,795,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University), Series C, 2.200% , VRD	14,600,000	14,600,000
Series C, 2.200% , VRD	3,200,000	3,200,000
Series D, 2.200% , VRD	7,200,000	7,200,000
Series B, 2.260% , VRD	2,200,000	2,200,000
Series A, 2.260% , VRD	1,500,000	1,500,000
St. Charles County Public Water Supply District No. 2 Refunding, Series A, 2.150%, VRD	13,175,000	13,175,000

		83,605,000

Nebraska—0.9%
Douglas County Hospital Authority No. 2 Revenue Refunding (Health Facilities for Children), Series A, 2.260%, VRD	7,845,000	7,845,000
Lancaster County Hospital Authority No.1 Revenue Refunding (Bryan Medical Center), Series B-1, 2.260%, VRD	13,400,000	13,400,000

		21,245,000

New Hampshire—0.5%
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College) 2.100%, VRD	11,415,000	11,415,000

New Jersey—0.2%
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health), Series D, 2.250%, VRD	4,690,000	4,690,000

	Face Amount	Value
Municipal bonds—(continued)
New York—24.8%
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A, 2.300%, VRD	$3,130,000	$3,130,000
Metropolitan Transportation Authority New York Dedicated Tax Fund, Subseries B-1, 2.250% , VRD	12,000,000	12,000,000
Subseries A-1, 2.270% , VRD	32,795,000	32,795,000
Subseries E-1, 2.280% , VRD	23,960,000	23,960,000
Subseries E-4, 2.370% , VRD	4,000,000	4,000,000
New York City Housing Development Corp. Revenue (Royal Properties) (FNMA Insured), Series A, 2.390%, VRD	18,200,000	18,200,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-5, 2.220% , VRD	12,165,000	12,165,000
Series BB-1, 2.250% , VRD	16,675,000	16,675,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series A, 2.290%, VRD	83,190,000	83,190,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Subseries A-4, 2.250% , VRD	40,130,000	40,130,000
Subseries D-4, 2.300% , VRD	37,750,000	37,750,000
Subseries E-4, 2.300% , VRD	4,800,000	4,800,000
Series C, 2.370% , VRD	21,690,000	21,690,000
Subseries C-6, 2.380% , VRD	4,000,000	4,000,000
New York City, GO bonds, Subseries L-4, 2.280% , VRD	55,600,000	55,600,000
Subseries B-3, 2.300% , VRD	11,300,000	11,300,000
Subseries F-3, 2.310% , VRD	5,000,000	5,000,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A, 2.250% , VRD	58,445,000	58,445,000
Series A-2, 2.400% , VRD	12,975,000	12,975,000

54

Tax-Free Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Municipal bonds—(continued)
New York—(concluded)
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, 2.390%, VRD	$3,600,000	$3,600,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D, 2.400%, VRD	1,815,000	1,815,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester), Series B, 2.300%, VRD	1,705,000	1,705,000
New York State Housing Finance Agency Revenue (Dock Street), Series A, 2.300%, VRD	24,475,000	24,475,000
New York State Housing Finance Agency Revenue (Housing-Dock Street), Series A, 2.300%, VRD	1,800,000	1,800,000
New York State Urban Development Corp. Revenue Refunding (Service Contract), Series A-5, 2.250%, VRD	4,410,000	4,410,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University), Series A, 2.370%, VRD	2,750,000	2,750,000
Triborough Bridge & Tunnel Authority Revenue (General), Series F, 2.220% , VRD	10,000,000	10,000,000
Subseries B-2, 2.220% , VRD	7,150,000	7,150,000
Series C, 2.240% , VRD	9,675,000	9,675,000
Subseries B-3, 2.270% , VRD	27,485,000	27,485,000
Series 2005B-4C, 2.280% , VRD	10,885,000	10,885,000

		563,555,000

North Carolina—0.4%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue (Carolinas Healthcare) (AGM Insured), Series E, 2.270%, VRD	2,200,000	2,200,000
Raleigh Durham Airport Authority Airport Revenue (Carolinas Healthcare), Series C, 2.280%, VRD	7,885,000	7,885,000

		10,085,000

	Face Amount	Value
Municipal bonds—(continued)
Ohio—1.6%
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project), Series CA, 2.260%, VRD	$1,450,000	$1,450,000
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B, 2.300%, VRD	23,675,000	23,675,000
Ohio (Common Schools), GO bonds, Series A, 2.100% , VRD	2,145,000	2,145,000
Series B, 2.100% , VRD	1,070,000	1,070,000
Series D, 2.380% , VRD	8,595,000	8,595,000

		36,935,000

Oregon—0.1%
Oregon Health & Science University Revenue, Series C, 2.260%, VRD	2,555,000	2,555,000

Pennsylvania—2.5%
Allegheny County Industrial Development Authority Revenue (Education Center Watson) 2.370%, VRD	9,600,000	9,600,000
Allegheny County Industrial Development Authority Revenue (Watson Institute of Friendship) 2.370%, VRD	14,045,000	14,045,000
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University), Second Series, 2.400%, VRD	3,100,000	3,100,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-3, 2.370%, VRD	8,900,000	8,900,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B, 2.370%, VRD	20,065,000	20,065,000

		55,710,000

Rhode Island—0.1%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology) 2.450%, VRD	1,000,000	1,000,000

South Carolina—0.9%
Charleston County School District, GO bonds, Series B, 5.000%, due 05/15/19	10,000,000	10,012,442
Richland County South Carolina, GO bonds, Series A, 3.000%, due 02/27/20	10,000,000	10,101,605

		20,114,047

55

Tax-Free Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Municipal bonds—(continued)
Tennessee—2.1%
Montgomery County Public Building Authority Pooled Financing Revenue (Tennessee County Loan Pool) 2.350% , VRD	$33,700,000	$33,700,000
2.350% , VRD	13,100,000	13,100,000

		46,800,000

Texas—11.2%
Austin Water & Wastewater Systems Revenue Refunding 2.320%, VRD	7,695,000	7,695,000
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital), Subseries C-1, 2.300% , VRD	40,455,000	40,455,000
Subseries C-2, 2.300% , VRD	39,770,000	39,770,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems), Series A-2, 2.300%, VRD	10,595,000	10,595,000
Harris County Hospital District Revenue Refunding (Senior Lien) 2.340%, VRD	1,815,000	1,815,000
Lower Neches Valley Authority Industrial Development Corp. (ExxonMobil Project), Subseries A-3,, 2.250%, VRD	1,050,000	1,050,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil Project) 2.290% , VRD	1,650,000	1,650,000
2.290% , VRD	23,000,000	23,000,000
Texas State Veteran, GO Bonds 2.150% , VRD	8,000,000	8,000,000
2.380% , VRD	24,845,000	24,845,000
Texas State Transfers Revenue 4.000%, due 08/29/19	33,000,000	33,230,135
University of Texas Permanent University Fund Revenue (System), Series A, 2.280%, VRD	1,200,000	1,200,000
University of Texas University Revenue (Financing Systems), Series B, 2.200% , VRD	4,300,000	4,300,000
Series B, 2.200% , VRD	11,330,000	11,330,000
University of Texas University Revenue Refunding (Financing System), Series B, 2.280%, VRD	46,460,000	46,460,000

		255,395,135

	Face Amount	Value
Municipal bonds—(concluded)
Utah—1.6%
Murray City Hospital Revenue (IHC Health Services, Inc.), Series D, 2.200% , VRD	$6,800,000	$6,800,000
Series C, 2.300% , VRD	2,950,000	2,950,000
Series C, 2.300% , VRD	26,895,000	26,895,000

		36,645,000

Virginia—2.1%
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series A, 2.410% , VRD	29,885,000	29,885,000
Series D, 2.410% , VRD	18,055,000	18,055,000

		47,940,000

Washington—0.1%
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (Washington Terrace) 2.380%, VRD	3,050,000	3,050,000

Wisconsin—1.8%
Public Finance Authority Hospital Revenue (Wakemed), Series C, 2.300% , VRD	7,000,000	7,000,000
Series B, 2.370% , VRD	7,000,000	7,000,000
Wisconsin Health & Educational Facilities Authority Revenue, Series A, 2.300% , VRD	20,000,000	20,000,000
Series B, 2.300% , VRD	7,000,000	7,000,000

		41,000,000
Total municipal bonds (cost—$2,054,949,177)		2,054,949,177

Tax-exempt commercial paper—9.4%
California—0.3%
San Diego County Water Authority 1.700%, due 06/04/19	6,000,000	6,000,000

District of Columbia—0.2%
Washington D.C. Metropolitan Airport Authority 1.620%, due 05/24/19	5,000,000	5,000,000

Florida—0.5%
Miami-Dade County Water & Sewer Revenue 1.650%, due 05/16/19	3,700,000	3,700,000
1.650%, due 05/02/19	8,500,000	8,500,000

		12,200,000

56

Tax-Free Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Tax-exempt commercial paper—(continued)
Georgia—0.3%
Emory University 1.620%, due 05/03/19	$7,000,000	$7,000,000

Illinois—1.3%
Illinois Educational Facilities Authority Revenue 1.650%, due 05/31/19	30,000,000	30,000,000

Massachusetts—0.7%
Harvard University 1.770%, due 07/09/19	10,000,000	10,000,000
1.750%, due 10/03/19	7,000,000	7,000,000

		17,000,000

Minnesota—0.7%
University of Minnesota 1.650%, due 06/04/19	15,500,000	15,500,000

New York—1.0%
New York State Power Authority 1.600%, due 05/08/19	22,000,000	22,000,000

Ohio—1.0%
Cleveland Clinic 1.850%, due 05/20/19	8,300,000	8,300,000
1.800%, due 06/19/19	5,000,000	5,000,000
1.800%, due 06/12/19	10,000,000	10,000,000

		23,300,000

	Face Amount	Value
Tax-exempt commercial paper—(concluded)
Texas—2.9%
Lower Colorado River Authority Revenue 1.630%, due 05/02/19	$21,099,000	$21,099,000
Methodist Hospital 1.650%, due 05/13/19	5,000,000	5,000,000
1.750%, due 06/04/19	15,000,000	15,000,000
University of Texas 1.530%, due 05/02/19	10,000,000	10,000,000
1.620%, due 06/03/19	9,000,000	9,000,000
1.870%, due 06/05/19	6,000,000	6,000,000

		66,099,000

Virginia—0.5%
University of Virginia 1.650%, due 05/02/19	5,200,000	5,200,000
1.600%, due 05/22/19	5,000,000	5,000,000

		10,200,000
Total tax-exempt commercial paper (cost—$214,299,000)		214,299,000
Total investments (cost—$2,269,248,177 which approximates cost for federal income tax purposes) — 99.7%		2,269,248,177

Other assets in excess of liabilities—0.3%		6,854,813
Net assets—100.0%		$2,276,102,990

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds	$—	$2,054,949,177	$—	$2,054,949,177
Tax-exempt commercial paper	—	214,299,000	—	214,299,000
Total	$—	$2,269,248,177	$—	$2,269,248,177

At April 30, 2019, there were no transfers between Level 1 and Level 2.

Portfolio footnote

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $33,900,000, represented 1.5% of the Fund’s net assets at period end.

57

Tax-Free Master Fund

Portfolio of investments—April 30, 2019

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIP	Separate Trading of Registered Interest and Principal of Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2019 and reset periodically.

See accompanying notes to financial statements.

58

Master Trust

Statement of assets and liabilities

April 30, 2019

	Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Assets:
Investments, at cost
Investments	$12,558,311,410	$10,733,898,836	$8,713,107,167	$3,747,010,400	$2,269,248,177
Repurchase agreements	3,210,000,000	3,700,000,000	8,500,000,000	1,131,700,000	—
	15,768,311,410	14,433,898,836	17,213,107,167	4,878,710,400	2,269,248,177

Investments, at value
Investments	12,559,082,358	10,733,898,836	8,713,107,167	3,747,010,400	2,269,248,177
Repurchase agreements	3,210,000,000	3,700,000,000	8,500,000,000	1,131,700,000	—
Cash	879,527	3,106,613	8,070,638	584,536	9,036
Receivable for investments sold	—	—	—	—	1,000,000
Receivable for interest	11,819,724	5,302,016	4,171,671	3,125,851	6,203,080
Total assets	15,781,781,609	14,442,307,465	17,225,349,476	4,882,420,787	2,276,460,293

Liabilities:
Payable for investments purchased	—	161,391,420	—	—	—
Payable to affiliate	2,621,979	2,428,773	2,659,507	790,520	357,303
Total liabilities	2,621,979	163,820,193	2,659,507	790,520	357,303

Net assets, at value	$15,779,159,630	$14,278,487,272	$17,222,689,969	$4,881,630,267	$2,276,102,990

See accompanying notes to financial statements.

59

Master Trust

Statement of operations

For the year ended April 30, 2019

	Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$297,945,387	$326,153,527	$379,948,579	$85,120,871	$38,438,033
Expenses:
Investment advisory and administration fees	12,227,737	14,951,564	17,384,283	3,537,942	2,620,771
Trustees’ fees and expenses	64,581	73,484	101,176	28,071	24,163
Total expenses	12,292,318	15,025,048	17,485,459	3,566,013	2,644,934
Net investment income	285,653,069	311,128,479	362,463,120	81,554,858	35,793,099
Net realized gain	41,014	253,159	685	—	—
Net change in unrealized appreciation	510,868	—	—	—	—
Net increase in net assets resulting from operations	$286,204,951	$311,381,638	$362,463,805	$81,554,858	$35,793,099

See accompanying notes to financial statements.

60

Master Trust

Statement of changes in net assets

	Prime Master Fund
	For the years ended April 30,
	2019	2018
From operations:

Net investment income	$285,653,069	$84,310,664
Net realized gain	41,014	8,663
Net change in unrealized appreciation/depreciation	510,868	(386,387)
Net increase in net assets resulting from operations	286,204,951	83,932,940
Net increase in net assets from beneficial interest transactions	7,717,303,802	4,530,600,138
Net increase in net assets	8,003,508,753	4,614,533,078
Net assets:

Beginning of year	7,775,650,877	3,161,117,799
End of year	$15,779,159,630	$7,775,650,877

	Government Master Fund
	For the years ended April 30,
	2019	2018
From operations:

Net investment income	$311,128,479	$168,920,555
Net realized gain (loss)	253,159	(140,090)
Net increase in net assets resulting from operations	311,381,638	168,780,465
Net decrease in net assets from beneficial interest transactions	(1,709,825,456)	(1,871,947,478)
Net decrease in net assets	(1,398,443,818)	(1,703,167,013)
Net assets:

Beginning of year	15,676,931,090	17,380,098,103
End of year	$14,278,487,272	$15,676,931,090

	Treasury Master Fund
	For the years ended April 30,
	2019	2018
From operations:

Net investment income	$362,463,120	$192,464,538
Net realized gain	685	28,283
Net increase in net assets resulting from operations	362,463,805	192,492,821
Net decrease in net assets from beneficial interest transactions	(1,169,718,825)	(357,542,511)
Net decrease in net assets	(807,255,020)	(165,049,690)
Net assets:

Beginning of year	18,029,944,989	18,194,994,679
End of year	$17,222,689,969	$18,029,944,989

See accompanying notes to financial statements.

61

Master Trust

Statement of changes in net assets

	Prime CNAV Master Fund
	For the years ended April 30,
	2019	2018
From operations:

Net investment income	$81,554,858	$24,630,400
Net realized gain	—	169
Net increase in net assets resulting from operations	81,554,858	24,630,569
Net increase in net assets from beneficial interest transactions	2,429,739,812	1,009,547,304
Net increase in net assets	2,511,294,670	1,034,177,873
Net assets:

Beginning of year	2,370,335,597	1,336,157,724
End of year	$4,881,630,267	$2,370,335,597

	Tax-Free Master Fund
	For the years ended April 30,
	2019	2018
From operations:

Net investment income	$35,793,099	$25,073,238
Net increase in net assets resulting from operations	35,793,099	25,073,238
Net increase (decrease) in net assets from beneficial interest transactions	(1,087,651,672)	985,153,890
Net increase (decrease) in net assets	(1,051,858,573)	1,010,227,128
Net assets:

Beginning of year	3,327,961,563	2,317,734,435
End of year	$2,276,102,990	$3,327,961,563

See accompanying notes to financial statements.

62

Prime Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2019	2018	2017	2016	2015
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.08%	0.09%	0.10%	0.10%
Net investment income	2.32%	1.41%	0.52%	0.26%	0.11%
Supplemental data:
Total investment return[1]	2.31%	1.38%	0.64%	0.26%	0.11%
Net assets, end of year (000’s)	$15,779,160	$7,775,651	$3,161,118	$17,197,266	$14,120,131

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

63

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Years ended April 30,		For the period from June 24, 2016[1] to April 30, 2017
	2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.10%	0.10%	0.08%[2]
Net investment income	2.07%	1.07%	0.43%[2]
Supplemental data:
Total investment return[3]	2.10%	1.08%	0.35%
Net assets, end of period (000’s)	$14,278,487	$15,676,931	$17,380,098

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

64

Treasury Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2019	2018	2017	2016	2015
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.10%	0.09%	0.06%
Net investment income	2.07%	1.08%	0.39%	0.08%	0.01%
Supplemental data:
Total investment return[1]	2.10%	1.08%	0.38%	0.09%	0.01%
Net assets, end of year (000’s)	$17,222,690	$18,029,945	$18,194,995	$11,883,911	$12,636,284

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

65

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Years ended April 30,			For the period from January 19, 2016[1] to April 30, 2016
	2019	2018	2017
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.10%	0.10%	0.10%	0.00%[2,3]
Net investment income	2.29%	1.34%	0.66%	0.43%[2]
Supplemental data:
Total investment return[4]	2.27%	1.32%	0.62%	0.12%
Net assets, end of period (000’s)	$4,881,630	$2,370,336	$1,336,158	$493,100

[1]	Commencement of operations.
[2]	Annualized.
[3]	Amount represents less than 0.005%.
[4]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

66

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2019	2018	2017	2016	2015
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.10%	0.04%	0.04%
Net investment income	1.35%	0.93%	0.50%	0.03%	0.01%
Supplemental data:
Total investment return[1]	1.38%	0.91%	0.46%	0.03%	0.01%
Net assets, end of year (000’s)	$2,276,103	$3,327,962	$2,317,734	$1,377,088	$1,355,019

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

67

Master Trust

Notes to financial statements

Organization and significant accounting policies

Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016 and Government Master Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): “Premium Amortization On Purchased Callable Debt Securities” (“ASU 2017-08”). The update provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. ASU 2017-08 is effective for annual periods beginning after December 15, 2018. Management is currently assessing the potential impact of these changes to future financial statements.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements. ASU 2018-13 will be effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Management is currently assessing the potential impact of these changes to future financial statements.

The following is a summary of significant accounting policies:

Valuation of investments

Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset value of Prime Master Fund is calculated using market-based values, and the price of its beneficial interests fluctuate.

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Notes to financial statements

Under Rule 2a-7, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Prime CNAV Master Fund and Tax-Free Master Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from each of Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund or a redemption gate to temporarily restrict redemptions from those Master Funds in the event that any of Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below

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Notes to financial statements

required minimums because of market conditions or other factors. If Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If any of Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the relevant Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity fees would reduce the amount an interest holder receives upon redemption of its beneficial interests. Each of Prime Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund retains the liquidity fees for the benefit of remaining interest holders. For the year ended April 30, 2019, the Board of Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund did not impose any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Prime Master Fund, Government Master Fund, Treasury Master Fund, and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

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Notes to financial statements

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At April 30, 2019, each Master Fund owed UBS AM for investment advisory and administration services as follows:

Fund	Amounts owed to UBS AM
Prime Master Fund	$2,621,979
Government Master Fund	2,428,773
Treasury Master Fund	2,659,507
Prime CNAV Master Fund	790,520
Tax-Free Master Fund	357,303

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets. At April 30, 2019, UBS AM did not owe the Master Funds any additional reductions in management fees for independent trustees’ fees and expenses.

In addition, UBS AM may voluntarily undertake to waive fees in the event that Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2019, and during the year ended April 30, 2019, UBS AM did not owe and/or waive fees under such an additional fee waiver undertaking. Such waived fees are not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being considered an interested trustee of the Master

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Notes to financial statements

Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the year ended April 30, 2019, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$—
Government Master Fund	24,627,149
Treasury Master Fund	—
Prime CNAV Master Fund	—
Tax-Free Master Fund	319,150,000

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds’ investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Beneficial interest transactions

Prime Master Fund

	For the years ended April 30,
	2019	2018
Contributions	$23,302,510,554	$13,108,820,052
Withdrawals	(15,585,206,752)	(8,578,219,914)
Net increase in beneficial interest	$7,717,303,802	$4,530,600,138

Government Master Fund

	For the years ended April 30,
	2019	2018
Contributions	$41,871,149,616	$41,851,410,669
Withdrawals	(43,580,975,072)	(43,723,358,147)
Net decrease in beneficial interest	$(1,709,825,456)	$(1,871,947,478)

Treasury Master Fund

	For the years ended April 30,
	2019	2018
Contributions	$40,183,445,154	$36,198,417,823
Withdrawals	(41,353,163,979)	(36,555,960,334)
Net decrease in beneficial interest	$(1,169,718,825)	$(357,542,511)

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Notes to financial statements

Prime CNAV Master Fund

	For the years ended April 30,
	2019	2018
Contributions	$4,397,532,247	$2,253,080,114
Withdrawals	(1,967,792,435)	(1,243,532,810)
Net increase in beneficial interest	$2,429,739,812	$1,009,547,304

Tax-Free Master Fund

	For the years ended April 30,
	2019	2018
Contributions	$2,163,610,694	$2,439,842,988
Withdrawals	(3,251,262,366)	(1,454,689,098)
Net increase (decrease) in beneficial interest	$(1,087,651,672)	$985,153,890

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Prime Master Fund

Gross unrealized appreciation	$1,084,769
Gross unrealized depreciation	(313,821)
Net unrealized appreciation	$770,948

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Funds have conducted an analysis and concluded, as of April 30, 2019, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2019, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2019, and since inception for the Government Master Fund and the Prime CNAV Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

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Master Trust

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of Master Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Master Trust (the “Trust”), (comprising Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (collectively referred to as the “Funds”)), including the portfolios of investments, as of April 30, 2019, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Master Trust at April 30, 2019, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Funds comprising the Master Trust	Statement of operations	Statement of changes in net assets	Financial highlights
Prime Master Fund Treasury Master Fund Tax-Free Master Fund	For the year ended April 30, 2019	For each of the two years in the period ended April 30, 2019	For each of the five years in the period ended April 30, 2019
Government Master Fund	For the year ended April 30, 2019	For each of the two years in the period ended April 30, 2019	For each of the two years in the period ended April 30, 2019 and the period from June 24, 2016 (commencement of operations) through April 30, 2017
Prime CNAV Master Fund	For the year ended April 30, 2019	For each of the two years in the period ended April 30, 2019	For each of the three years in the period ended April 30, 2019 and the period from January 19, 2016 (commencement of operations) through April 30, 2016

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2019, by correspondence with the custodian and

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Report of independent registered public accounting firm

brokers, or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

July 2, 2019

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Master Trust

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund and Prime CNAV Master Fund is available on a weekly basis at the same Web address.

Proxy voting policies, procedures and record

You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647- 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

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UBS Preferred Funds Supplemental information (unaudited)

Board of Trustees & Officers

The Funds are governed by a Board of Trustees which oversees each Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Funds’ Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Meyer Feldberg[2]; 77 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee); Since 2017 (Chairman of the Board of Trustees)	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since 2005). Professor Feldberg also served as President of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promoted interaction with other cities around the world (2007 to 2014). Prior to 2004, he was Dean and Professor of Management and Ethics of the Graduate School of Business at Columbia University (since 1989). From 1992 to 2016, Professor Feldberg was a director of Macy’s, Inc. (operator of department stores). From 1997 to 2017, Professor Feldberg was a director of Revlon, Inc. (cosmetics).	Professor Feldberg is a director or trustee of 10 investment companies (consisting of 48 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of the New York City Ballet.

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UBS Preferred Funds Supplemental information (unaudited)

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Alan S. Bernikow; 78 207 Benedict Ave. Staten Island, NY 10314	Trustee	Since 2005	Mr. Bernikow is retired. Previously, he was deputy chief executive officer at Deloitte & Touche (international accounting and consulting firm). From 2003 to March 2017, Mr. Bernikow was also a director of Destination XL Group, Inc. (menswear) (and served as a member of its nominating and corporate governance committee).	Mr. Bernikow is a trustee of 5 investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of its compensation committee) and the lead director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee).
Richard R. Burt; 72 McLarty Associates 900 17th Street, N.W. Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a managing partner of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009.	Mr. Burt is a trustee of 5 investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe, Russia and Turkey Fund, Inc., The European Equity Fund, Inc., and The New Germany Fund, Inc. (and serves as a member of each such fund’s audit, nominating and governance committees).
Bernard H. Garil; 79 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a trustee of 5 investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Garil is also a director of The Leukemia & Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

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UBS Preferred Funds Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Heather R. Higgins; 59 c/o Keith A. Weller, Fund Secretary UBS Asset Management (Americas) Inc. One North Wacker Drive Chicago, IL 60606	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Ms. Higgins is a trustee of 5 investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.	None

[1]	Each trustee holds office for an indefinite term.
[2]

Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Trust may conduct transactions.

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UBS Preferred Funds Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Rose Ann Bubloski[2]; 51	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and a senior manager of product control and investment support (previously named registered fund product control) at UBS Asset Management (Americas) Inc. and/or UBS Asset Management (US) Inc. (“UBS AM—Americas region”). Ms. Bubloski is a vice president and assistant treasurer of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager.
Franklin P. Dickson[2]; 40	Vice President	Since 2017	Mr. Dickson is an associate director (since 2015) and tax compliance manager (since 2017) (prior to which he was a product controller (from 2015 to 2017) of product control and investment support (previously named registered fund product control) of UBS AM—Americas region. From 2013 through 2015, Mr. Dickson was fund administration and compliance manager for U.S. Bancorp Fund Services, LLC, and from 2008 through 2013, Mr. Dickson was vice president, client service manager at BNY Mellon Asset Servicing. Mr. Dickson is a vice president of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager.
Lisa N. DiPaolo[2]; 41	Vice President	Since 2015	Ms. DiPaolo is a director (since 2008) and portfolio manager (since 2015) at UBS AM—Americas region. Ms. DiPaolo joined UBS AM—Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of two investment companies (consisting of 26 portfolios) for which UBS AM serves as investment advisor or manager.
Elbridge T. Gerry III[2]; 62	Vice President	Since 1999	Mr. Gerry is a managing director and co-head of municipal investments of UBS AM—Americas region (head from 2001 to June 2017; co-head since June 2017). Mr. Gerry is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Charles W. Grande[2]; 55	Vice President	Since 2017	Mr. Grande is a managing director, co-head of municipal investments (since June 2017) and head of municipal credit research (since 2009) with UBS AM—Americas region. Mr. Grande is a vice president of two investment companies (consisting of 26 portfolios) for which UBS AM serves as investment advisor or manager.
Mark F. Kemper[3]; 61	Vice President and Assistant Secretary	Since 2004 and May 2019, respectively	Mr. Kemper is a managing director and interim Head of Compliance & Operational Risk Control—Americas (since June 2019) and previously had been general counsel of UBS AM—Americas region (from 2004 until June 2019). He has been secretary of UBS AM—Americas region (since 2004) and assistant secretary of UBS Asset Management Trust Company (since 1993). Mr. Kemper is a vice president and assistant secretary of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager. Mr. Kemper is employed by UBS Business Solutions US LLC (since January 2017).
Joanne M. Kilkeary[2]; 51	Vice President, Treasurer and Principal Accounting Officer	Since 1999 (Vice President) and since 2017 (Treasurer and Principal Accounting Officer)	Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director (from 2008 to 2013)) and head of regulatory, tax, audit and board governance for product control and investment support (since 2017) (prior to which she was a senior manager (from 2004 to 2017) of registered fund product control of UBS AM—Americas region). Ms. Kilkeary is a vice president, treasurer and principal accounting officer of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager.
Igor Lasun[2]; 40	President	Since September 2018	Mr. Lasun is an executive director and head of fund development and management for UBS AM—Americas region (since September 2018) (prior to which he was a senior fixed income product specialist from 2007 to September 2018, and had joined the firm in 2005). In this role, he oversees development and management for both wholesale and institutional businesses. Mr. Lasun serves as president of 7 investment companies (consisting of 61 portfolios) for which UBS AM serves as investment advisor or manager.

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Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
William Lawlor[3]; 31	Vice President and Assistant Secretary	Since 2018	Mr. Lawlor is a director and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region since 2013. Prior to joining UBS AM—Americas region, Mr. Lawlor attended Kent College of Law, where he graduated in 2013. Mr. Lawlor is a vice president and assistant secretary of 7 investment companies (consisting of 61 portfolios) for which UBS AM serves as investment advisor or manager.
Ryan Nugent[2]; 41	Vice President	Since 2009	Mr. Nugent is an executive director (since 2017) (prior to which he was director (from 2010 to 2017)), and portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS AM—Americas region. Mr. Nugent is a vice president of two investment companies (consisting of 26 portfolios) for which UBS AM serves as investment advisor or manager.
Nancy D. Osborn[2]; 53	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a senior manager of product control and investment support (previously named registered fund product control) of UBS AM—Americas region (since 2006). Mrs. Osborn is a vice president and assistant treasurer of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager.
Frank Pluchino[2]; 59	Chief Compliance Officer	Since 2017	Mr. Pluchino is an executive director with UBS Business Solutions US LLC and is also the chief compliance officer of UBS Hedge Fund Solutions LLC (since 2010). Mr. Pluchino is the chief compliance officer of 13 investment companies (consisting of 67 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.
Robert Sabatino[3]; 45	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director (since 2007)), head of global liquidity portfolio management (since 2015), head of US taxable money markets (from 2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2000). Mr. Sabatino is a vice president of three investment companies (consisting of 27 portfolios) for which UBS AM serves as investment advisor or manager.
Eric Sanders[3]; 53	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager.
Philip Stacey[3]; 34	Vice President and Assistant Secretary	Since 2018	Mr. Stacey is an executive director (since March 2019) and associate general counsel (since 2017) with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region since 2015. Prior to joining UBS AM—Americas region, Mr. Stacey was a legal associate with the Chicago-based investment manager HFR Asset Management, LLC from 2009 through 2015. Mr. Stacey is a vice president and assistant secretary of 7 investment companies (consisting of 61 portfolios) for which UBS AM serves as investment advisor or manager.
David Walczak[3]; 35	Vice President	Since 2016	Mr. Walczak is an executive director (since 2016), head of US money markets (since 2015) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of three investment companies (consisting of 41 portfolios) for which UBS AM serves as investment advisor or manager.

81

UBS Preferred Funds Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Keith A. Weller[3]; 57	Vice President and Secretary	Since 1998 (Vice President) and Since May 2019 (Secretary)	Mr. Weller is an executive director (since 2017) and deputy general counsel (since February 2019) (prior to which he was senior associate general counsel) with UBS Business Solutions US LLC and also with UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager.

[1]	Officers of the Trust are appointed by the trustees and serve at the pleasure of the board.
[2]	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
[3]	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

82

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Principal Officers

Igor Lasun

President

Keith A. Weller

Vice President and Secretary

Joanne M. Kilkeary

Vice President, Treasurer and Principal Accounting Officer

Robert Sabatino

Vice President

David J. Walczak

Vice President

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

This report is not to be used in connection with the offering of shares in the Funds unless accompanied or preceded by an effective prospectus.

© UBS 2019. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1126

UBS Select Capital Funds

Annual Report  |  April 30, 2019

Includes:

•	UBS Select Government Capital Fund
•	UBS Select Treasury Capital Fund

UBS Select Capital Funds

June 10, 2019

Dear Shareholder,

We present you with the annual report for the UBS Select Capital Series of Funds, namely the UBS Select Government Capital Fund and UBS Select Treasury Capital Fund (the “Funds”) for the 12 months ended April 30, 2019 (the “reporting period”).

The US Federal Reserve Board (the “Fed”) raised the federal funds rate three times during the 12 months ended April 30, 2019 and ended the reporting period in a range between 2.25% and 2.50%. The federal funds rate, or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) The yields on a wide range of short-term investments moved higher over the period, but yields still remained low by historical comparison. As a result, the Funds’ yields remained relatively low during the reporting period.

The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

•	UBS Select Government Capital Fund: 2.28% as of April 30, 2019, versus 1.54% as of April 30, 2018.

•	UBS Select Treasury Capital Fund: 2.29% as of April 30, 2019, versus 1.48% as of April 30, 2018.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on page 5.

An interview with Portfolio Manager Robert Sabatino

Q.	How would you describe the economic environment during the reporting period?
A.

The US economy continued to expand during the reporting period. Looking back, the US Commerce Department reported that gross domestic product (“GDP”) grew at a 4.2% seasonally adjusted annualized rate during the second quarter of 2018. Third and fourth quarter 2018 GDP then grew 3.4% and 2.2%, respectively. Finally, the initial estimate for first quarter 2019 GDP growth was 3.2%.

Q.	How did the Fed react to the economic environment?
A.

The US Federal Reserve Board (the “Fed”) raised interest rates three times during the reporting period. The Fed’s December 2018 rate hike pushed the federal funds rate to a range between 2.25% and 2.50%. However, in January 2019 the Fed surprised the market by saying that it “will be patient as it determines what future adjustments to the target range for the federal funds rate may be appropriate.” At its next meeting in March 2019, the Fed indicated that it did not anticipate raising rates in 2019. In addition, the Fed said it would conclude its balance sheet reduction initiative in September 2019.

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.

Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Government Master Fund and the Treasury Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

UBS Select Government Capital Fund

UBS Select Treasury Capital Fund

Investment goals (both Funds):

Maximum current income consistent with liquidity and the preservation of capital

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

UBS Select Government Capital Fund—June 24, 2016; UBS Select Treasury Capital Fund—July 16, 2012.

Dividend payments:

Monthly

1

UBS Select Capital Funds

•

The weighted average maturity (WAM)—which is the weighted average maturity of the securities in its portfolio—for the Master Fund in which UBS Select Government Capital Fund invests was 24 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end on April 30, 2019, it was 41 days. At the security level, we increased the Master Fund’s direct exposure to US government and agency obligations and reduced its allocation to repurchase agreements backed by those securities. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

•

The WAM for the Master Fund in which UBS Select Treasury Capital Fund invests was 25 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end on April 30, 2019, it was 18 days. At the security level, we increased the Master Fund’s exposure to repurchase agreements backed by Treasury obligations and reduced its exposure to direct Treasuries.

Q.	What factors do you believe will affect the Funds over the coming months?
A.

In our view, the US economy has the ability to continue expanding as the year progresses. Meanwhile, we expect inflation to be relatively benign. Against this backdrop, we believe the Fed’s next monetary policy actions will be data dependent. We anticipate continuing to manage the Funds focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Igor Lasun President—UBS Series Funds UBS Select Government Capital Fund UBS Select Treasury Capital Fund Executive Director UBS Asset Management (Americas) Inc.	David J. Walczak Portfolio Manager— UBS Select Government Capital Fund UBS Select Treasury Capital Fund Executive Director UBS Asset Management (Americas) Inc.

Robert Sabatino Portfolio Manager— UBS Select Government Capital Fund UBS Select Treasury Capital Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the 12-month period ended April 30, 2019. The views and opinions in the letter were current as of June 10, 2019. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/am-us.

2

UBS Select Capital Funds

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2018 to April 30, 2019.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

3

UBS Select Capital Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

	Beginning account value November 1, 2018	Ending account value[2] April 30, 2019	Expenses paid during period[3] 11/01/18 to 04/30/19	Expense ratio during the period

UBS Select Government Capital Fund
Actual	$1,000.00	$1,010.90	$1.00	0.20%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.80	1.00	0.20

UBS Select Treasury Capital Fund
Actual	$1,000.00	$1,011.00	$1.00	0.20%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.80	1.00	0.20

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.
[2]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]

Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period) for the hypothetical example.

4

UBS Select Capital Funds

Yields and characteristics at a glance—April 30, 2019 (unaudited)

UBS Select Government Capital Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	2.28%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	2.31
Seven-day current yield before fee waivers and/or expense reimbursements[1]	2.12
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	2.14
Weighted average maturity[2]	41 days

UBS Select Treasury Capital Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	2.29%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	2.31
Seven-day current yield before fee waivers and/or expense reimbursements[1]	2.10
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	2.12
Weighted average maturity[2]	18 days

You could lose money by investing in UBS Select Government Capital Fund and UBS Select Treasury Capital Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Select Government Capital Fund and UBS Select Treasury Capital Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. An investment in UBS Select Government Capital Fund and UBS Select Treasury Capital Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Government Capital Fund’s sponsor and UBS Select Treasury Capital Fund’s sponsor has no legal obligation to provide financial support to UBS Select Government Capital Fund and UBS Select Treasury Capital Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Select Government Capital Fund and UBS Select Treasury Capital Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

5

UBS Select Capital Funds

Statement of assets and liabilities

April 30, 2019

	UBS Select Government Capital Fund	UBS Select Treasury Capital Fund
Assets:
Investments in Master Fund, at cost (which approximates cost for federal income tax purposes)	$2,941,739,839	$1,560,957,891

Investments in Master Fund, at value	2,941,739,839	1,560,957,891
Other assets	50,452	27,036
Total assets	2,941,790,291	1,560,984,927

Liabilities:
Dividends payable to shareholders	5,829,680	3,007,624
Payable to affiliate	452,385	199,912
Accrued expenses and other liabilities	136,209	101,316
Total liabilities	6,418,274	3,308,852
Net assets	2,935,372,017	1,557,676,075
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 2,935,340,458 and 1,557,676,034 outstanding, respectively	2,935,340,458	1,557,676,034
Distributable earnings	31,559	41
Net assets	$2,935,372,017	$1,557,676,075
Net asset value per share	$1.00	$1.00

See accompanying notes to financial statements.

6

UBS Select Capital Funds

Statement of operations

For the year ended April 30, 2019

	UBS Select Government Capital Fund	UBS Select Treasury Capital Fund
Investment income:
Interest income allocated from Master Fund	$78,161,924	$27,911,336
Expenses allocated from Master Fund	(3,628,983)	(1,258,501)
Net investment income allocated from Master Fund	74,532,941	26,652,835
Expenses:
Service fees	5,438,049	1,885,846
Administration fees	3,625,542	1,257,225
Transfer agency fees	215,248	77,803
Professional fees	82,017	74,566
State registration fees	48,709	27,909
Reports and notices to shareholders	36,276	9,955
Trustees’ fees	35,399	24,331
Insurance fees	27,019	27,963
Accounting fees	10,733	10,733
Other expenses	32,532	18,357
	9,551,524	3,414,688
Fee waivers and/or expense reimbursements by administrator and distributor	(5,929,505)	(2,158,730)
Net expenses	3,622,019	1,255,958
Net investment income	70,910,922	25,396,877
Net realized gain allocated from Master Fund	57,676	46
Net increase in net assets resulting from operations	$70,968,598	$25,396,923

See accompanying notes to financial statements.

7

UBS Select Capital Funds

	UBS Select Government Capital Fund
	For the years ended April 30,
	2019	2018
From operations:

Net investment income	$70,910,922	$37,212,475
Net realized gain (loss)	57,676	(26,117)
Net increase in net assets resulting from operations	70,968,598	37,186,358
Total distributions[1]	(70,910,922)	(37,289,880)
Net increase (decrease) in net assets from beneficial interest transactions	(1,498,466,649)	1,056,461,835
Net increase (decrease) in net assets	(1,498,408,973)	1,056,358,313
Net assets:

Beginning of year	4,433,780,990	3,377,422,677
End of year	$2,935,372,017	$4,433,780,990

[1]

Distribution balances are presented in total to conform with SEC Regulation S-X amendments, effective November 5, 2018. For the year ended April 30, 2018, distributions from net investment income and net realized gains were $(37,212,475) and $(77,405), respectively.

	UBS Select Treasury Capital Fund
	For the years ended April 30,
	2019	2018
From operations:

Net investment income	$25,396,877	$11,049,640
Net realized gains	46	1,847
Net increase in net assets resulting from operations	25,396,923	11,051,487
Total distributions[1]	(25,398,729)	(11,061,823)
Net increase (decrease) in net assets from beneficial interest transactions	532,686,042	(180,577,159)
Net increase (decrease) in net assets	532,684,236	(180,587,495)
Net assets:

Beginning of year	1,024,991,839	1,205,579,334
End of year	$1,557,676,075	$1,024,991,839

[1]

Distribution balances are presented in total to conform with SEC Regulation S-X amendments, effective November 5, 2018. For the year ended April 30, 2018, distributions from net investment income and net realized gains were $(11,049,640) and $(12,183), respectively.

See accompanying notes to financial statements.

8

Statement of changes in net assets

UBS Select Government Capital Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Years ended April 30,		For the period from June 24, 2016[1] to April 30, 2017
	2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.020	0.010	0.003
Net realized gain (loss)	0.000 [2]	(0.000)[2]	0.000 [2]
Net increase from operations	0.020	0.010	0.003
Dividends from net investment income	(0.020)	(0.010)	(0.003)
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]
Total dividends and distributions	(0.020)	(0.010)	(0.003)
Net asset value, end of period	$1.00	$1.00	$1.00
Total investment return[3]	1.99%	0.98%	0.26%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.36%	0.37%	0.37%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.20%	0.20%	0.19%[5]
Net investment income[4]	1.96%	0.99%	0.30%[5]
Supplemental data:
Net assets, end of period (000’s)	$2,935,372	$4,433,781	$3,377,423

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

9

UBS Select Treasury Capital Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.020	0.010	0.003	0.000 [1]	0.000 [1]
Net realized gain	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.020	0.010	0.003	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.020)	(0.010)	(0.003)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.020)	(0.010)	(0.003)	(0.000)[1]	(0.000)[1]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	2.00%	0.98%	0.28%	0.05%	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.37%	0.38%	0.37%	0.37%	0.37%
Expenses after fee waivers and/or expense reimbursements[3]	0.20%	0.20%	0.20%	0.13%	0.06%
Net investment income[3]	2.02%	0.98%	0.27%	0.04%	0.01%
Supplemental data:
Net assets, end of year (000’s)	$1,557,676	$1,024,992	$1,205,579	$1,328,783	$1,582,631

[1]	Amount represents less than $0.0005 per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements.

10

UBS Select Capital Funds

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS Select Government Capital Fund (“Government Capital Fund”) and UBS Select Treasury Capital Fund (“Treasury Capital Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”) (formerly UBS Money Series), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-one series. The financial statements for the other series of the Trust are not included herein.

Government Capital Fund and Treasury Capital Fund are “feeder funds” that invest all of their investable assets in “master funds”—Government Master Fund and Treasury Master Fund, respectively (each a “Master Fund”, collectively, the “Master Funds” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives.

Treasury Capital Fund commenced operations on July 16, 2012, and Government Capital Fund commenced operations on June 24, 2016.

UBS AM is the investment advisor and administrator for the Master Funds and the administrator for the feeder funds. UBS Asset Management (US) Inc. (“UBS AM—US”) serves as principal underwriter for the Funds. UBS AM and UBS AM—US are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects each Fund’s proportionate interest in the net assets of its corresponding Master Fund (20.60% for Government Capital Fund and 9.06% for Treasury Capital Fund at April 30, 2019).

All of the net investment income and realized and unrealized gains and losses from investment activities of each Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Funds’ financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

11

UBS Select Capital Funds

Notes to financial statements (unaudited)

The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Constant net asset value per share funds—Government Capital Fund and Treasury Capital Fund attempt to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Funds will be able to maintain a stable net asset value of $1.00 per share. The Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable each to do so. Government Capital Fund and Treasury Capital Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7 under the 1940 Act, as amended, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Capital Fund and Treasury Capital Fund are permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—By operating as “government money market funds”, Government Capital Fund and Treasury Capital Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Capital Fund and Treasury Capital Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Dividends and distributions— Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator

UBS AM serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of each Fund’s average daily net assets:

Fund	Administration fee
Government Capital Fund	0.10%
Treasury Capital Fund	0.10

At April 30, 2019, each Fund owed UBS AM for administrative services as follows:

Fund	Amounts owed UBS AM
Government Capital Fund	$456,052
Treasury Capital Fund	237,972

The Funds and UBS AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its administration fees and/or reimburse the Funds, and to cause its affiliate UBS AM—US to waive its shareholder servicing fee, so that each Fund’s total annual operating expenses through August 31, 2019 (excluding interest expense, if any, and extraordinary items) would not exceed 0.20%.

12

UBS Select Capital Funds

Notes to financial statements (unaudited)

(Information regarding waiver of the shareholder servicing fees payable to UBS AM—US appears further below.) At April 30, 2019, UBS AM owed the Funds, and for the year ended April 30, 2019, UBS AM was contractually obligated to waive fees and/or reimburse certain operating expenses, as follows:

Fund	Amounts owed by UBS AM	Amounts waived by UBS AM
Government Capital Fund	$3,667	$491,456
Treasury Capital Fund	38,060	272,884

Each Fund has agreed to repay UBS AM for any such waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing each Fund’s expenses in any of those three years to exceed such expense cap. The fee waiver/expense reimbursement agreement may be terminated by the Funds’ Board at any time and also will terminate automatically upon the expiration or termination of the Funds’ contract with UBS AM. Upon termination of the agreement, however, UBS AM’s three year recoupment rights will survive. At April 30, 2019, the following Funds had remaining fee waivers and/or expense reimbursements subject to repayment to UBS AM and respective dates of expiration as follows:

Fund	Fee waivers/ expense reimbursements subject to recoupment	Expires April 30, 2020	Expires April 30, 2021	Expires April 30, 2022
Government Capital Fund	$17,279,256	$5,130,440	$6,219,311	$5,929,505
Treasury Capital Fund	6,591,001	2,450,134	1,982,137	2,158,730

UBS AM may voluntarily undertake to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2019, and for the year ended April 30, 2019, UBS AM did not owe and/or waive fees/reimburse expenses under this additional undertaking.

Shareholder services plan

UBS AM—US is the principal underwriter and distributor of the Funds’ shares. Under the shareholder services plans, UBS AM—US is entitled to a monthly shareholder servicing fee, payable by each Fund, at the below annual rate, as a percentage of each Fund’s average daily net assets:

Fund	Shareholder servicing fee
Government Capital Fund	0.15%
Treasury Capital Fund	0.15

UBS AM—US has undertaken to waive all or a portion of its fees, in accordance with the contractual fee waiver arrangement that continues until August 31, 2019, as explained in the Administrator section above. To the extent that expenses are to be reimbursed, UBS AM will reimburse the Funds. For the year ended April 30, 2019, UBS AM-US waived its shareholder servicing fees, otherwise payable to it, as follows:

Fund	Amounts waived by UBS AM-US
Government Capital Fund	$5,438,049
Treasury Capital Fund	1,885,846

13

UBS Select Capital Funds

Notes to financial statements (unaudited)

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Government Capital Fund

	For the years ended April 30,
	2019	2018
Shares sold	53,665,421,995	55,732,201,263
Shares repurchased	(55,228,428,834)	(54,706,197,091)
Dividends reinvested	64,540,190	30,457,663
Net increase (decrease) in shares outstanding	(1,498,466,649)	1,056,461,835

Treasury Capital Fund

	For the years ended April 30,
	2019	2018
Shares sold	14,934,156,731	12,236,984,584
Shares repurchased	(14,424,174,903)	(12,427,331,465)
Dividends reinvested	22,704,214	9,769,722
Net increase (decrease) in shares outstanding	532,686,042	(180,577,159)

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Funds during the fiscal years ended April 30, 2019 and April 30, 2018 were as follows:

	2019		2018
Fund	Ordinary income	Long term realized capital gains	Ordinary income	Long term realized capital gains
Government Capital Fund	$70,910,922	$—	$37,289,880	$—
Treasury Capital Fund	25,396,882	1,847	11,061,823	—

14

UBS Select Capital Funds

Notes to financial statements (unaudited)

At April 30, 2019, components of accumulated earnings (deficit) on a tax basis were as follows:

Portfolio	Undistributed ordinary income	Undistributed long-term capital gains	Accumulated realized capital and other losses	Unrealized appreciation (depreciation)	Total
Government Capital Fund	$5,871,763	$—	$—	$—	$5,871,763
Treasury Capital Fund	3,007,665	—	—	—	3,007,665

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after December 22, 2010, may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. As of April 30, 2019, none of the Funds had capital loss carryforwards.

During the fiscal year ended April 30, 2019, Government Capital Fund utilized $26,117 of capital loss carryforwards to offset current year realized capital gains.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of April 30, 2019, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2019, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2019, and since inception for the Government Capital Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

15

UBS Select Capital Funds

Report of independent registered public accounting firm

To the Shareholders of UBS Select Government Capital Fund and UBS Select Treasury Capital Fund and the Board of Trustees of UBS Series Funds

Opinion on the financial statements

We have audited the accompanying statements of assets and liabilities of UBS Select Government Capital Fund and UBS Select Treasury Capital Fund (collectively referred to as the “Funds”), (two of the funds constituting UBS Series Funds (the “Trust”)), as of April 30, 2019, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (two of the funds constituting UBS Series Funds) at April 30, 2019, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting UBS Series Funds	Statement of operations	Statements of changes in net assets	Financial highlights
UBS Select Government Capital Fund	For the year ended April 30, 2019	For each of the two years in the period ended April 30, 2019	For each of the two years in the period ended April 30, 2019 and the period from June 24, 2016 (commencement of operations) through April 30, 2017
UBS Select Treasury Capital Fund	For the year ended April 30, 2019	For each of the two years in the period ended April 30, 2019	For each of the five years in the period ended April 30, 2019

Basis for opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

July 2, 2019

16

UBS Select Capital Funds

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Funds and Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information

Pursuant to Sections 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the Funds designate the following ordinary income distributions paid as qualified interest income and qualified short term capital gains for the fiscal year ended April 30, 2019:

Fund	Qualified Interest Income	Qualified Short Term Capital Gains
Government Capital Fund	$70,910,922	$—
Treasury Capital Fund	25,396,877	—

17

Master Trust

Annual Report  |  April 30, 2019

Includes:

•	Government Master Fund
•	Treasury Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2018 to April 30, 2019.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

19

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

	Beginning account value November 1, 2018	Ending account value April 30, 2019	Expenses paid during period[1] 11/01/18 to 04/30/19	Expense ratio during the period

Government Master Fund
Actual	$1,000.00	$1,011.50	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Treasury Master Fund
Actual	$1,000.00	$1,011.50	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

20

Master Trust

Portfolio characteristics at a glance—April 30, 2019 (unaudited)

Government Master Fund

Characteristics
Weighted average maturity[1]	41 days

Portfolio composition[2]
US government and agency obligations	75.2%
Repurchase agreements	25.9
Other assets less liabilities	(1.1)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Treasury Master Fund

Characteristics
Weighted average maturity[1]	18 days

Portfolio composition[2]
US government obligations	50.6%
Repurchase agreements	49.3
Other assets less liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

21

Government Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
US government and agency obligations—75.2%
Federal Farm Credit Bank
1 mo. USD LIBOR – 0.105%, 2.369%, due 05/17/19[1]	$10,000,000	$9,999,506
1 mo. USD LIBOR – 0.085%, 2.398%, due 05/30/19[1]	77,000,000	76,999,692
2.400%, due 11/25/19[2]	97,100,000	95,753,547
2.430%, due 07/31/19[2]	45,000,000	44,723,588
1 mo. USD LIBOR – 0.010%, 2.467%, due 05/25/19 [1]	74,000,000	74,000,000
Federal Home Loan Bank
1 mo. USD LIBOR – 0.125%, 2.352%, due 05/16/19[1]	148,000,000	148,000,000
1 mo. USD LIBOR – 0.110%, 2.363%, due 05/13/19[1]	148,000,000	148,000,000
1 mo. USD LIBOR – 0.115%, 2.372%, due 05/19/19[1]	146,000,000	146,000,000
1 mo. USD LIBOR – 0.105%, 2.378%, due 05/26/19[1]	150,000,000	150,000,000
1 mo. USD LIBOR – 0.105%, 2.382%, due 05/19/19[1]	67,000,000	67,000,000
1 mo. USD LIBOR – 0.105%, 2.382%, due 05/20/19[1]	151,000,000	151,000,000
1 mo. USD LIBOR – 0.105%, 2.382%, due 05/23/19[1]	80,000,000	80,000,000
1 mo. USD LIBOR – 0.100%, 2.387%, due 05/21/19[1]	150,000,000	150,000,000
2.387%, due 05/29/19[2]	70,000,000	69,870,041
1 mo. USD LIBOR – 0.085%, 2.388%, due 05/13/19[1]	50,000,000	50,000,000
2.388%, due 05/31/19[2]	170,000,000	169,661,700
2.388%, due 07/12/19[2]	170,000,000	169,188,080
2.390%, due 06/12/19[2]	165,000,000	164,539,925
2.390%, due 07/08/19[2]	147,500,000	146,834,119
2.390%, due 07/10/19[2]	162,000,000	161,247,150
1 mo. USD LIBOR – 0.090%, 2.391%, due 05/10/19[1]	59,000,000	59,000,000
1 mo. USD LIBOR – 0.090%, 2.394%, due 05/11/19[1]	85,000,000	85,000,000
2.399%, due 05/08/19[2]	55,000,000	54,974,344
1 mo. USD LIBOR – 0.080%, 2.399%, due 05/27/19[1]	148,000,000	148,000,000
2.399%, due 07/19/19[2]	170,000,000	169,105,040
2.400%, due 08/01/19[2]	77,000,000	76,527,733
2.400%, due 09/11/19[2]	77,000,000	76,317,267
2.400%, due 10/21/19[2]	123,500,000	122,075,633
2.402%, due 05/03/19[2]	173,000,000	172,976,914
1 mo. USD LIBOR – 0.070%, 2.402%, due 05/09/19[1]	145,000,000	145,000,000
1 mo. USD LIBOR – 0.085%, 2.402%, due 05/21/19[1]	77,000,000	77,000,000
2.405%, due 05/10/19[2]	152,000,000	151,908,610
2.405%, due 05/15/19[2]	65,000,000	64,939,207
2.407%, due 05/03/19[2]	45,000,000	44,993,983
1 mo. USD LIBOR – 0.085%, 2.408%, due 05/03/19[1]	81,000,000	81,000,000
1 mo. USD LIBOR – 0.065%, 2.409%, due 05/17/19[1]	85,000,000	85,000,000

	Face Amount	Value
US government and agency obligations—(continued)
2.409%, due 06/19/19[2]	$165,000,000	$164,458,979
2.410%, due 05/15/19[2]	170,000,000	169,840,672
2.410%, due 07/11/19[2]	103,500,000	103,008,059
2.410%, due 07/18/19[2]	200,000,000	198,955,667
2.410%, due 08/02/19[2]	24,840,000	24,685,350
2.410%, due 10/25/19[2]	77,000,000	76,087,614
1 mo. USD LIBOR – 0.065%, 2.415%, due 05/18/19[1]	53,000,000	53,000,000
2.415%, due 05/21/19[2]	145,000,000	144,805,458
2.415%, due 06/12/19[2]	155,000,000	154,563,288
2.415%, due 06/26/19[2]	162,000,000	161,391,420
2.415%, due 07/03/19[2]	65,000,000	64,725,294
2.415%, due 08/15/19[2]	74,000,000	73,473,798
1 mo. USD LIBOR – 0.055%, 2.418%, due 05/14/19 [1]	68,000,000	68,000,000
2.420%, due 05/15/19[2]	57,000,000	56,946,357
2.420%, due 05/22/19[2]	96,000,000	95,864,480
2.420%, due 05/24/19[2]	255,000,000	254,605,742
2.420%, due 06/14/19[2]	84,275,000	84,025,733
2.420%, due 06/17/19[2]	128,000,000	127,595,591
2.420%, due 07/01/19[2]	75,000,000	74,692,458
2.422%, due 06/19/19[2]	165,000,000	164,456,059
2.423%, due 05/24/19[2]	170,000,000	169,736,835
2.423%, due 05/29/19[2]	170,000,000	169,679,626
2.425%, due 05/22/19[2]	31,790,000	31,745,030
2.425%, due 07/15/19[2]	100,000,000	99,494,792
2.430%, due 05/15/19[2]	85,800,000	85,718,919
2.430%, due 05/17/19[2]	107,000,000	106,884,440
2.430%, due 05/30/19[2]	54,310,000	54,203,688
2.430%, due 09/25/19[2]	173,000,000	171,283,408
2.432%, due 06/10/19[2]	128,000,000	127,654,116
2.435%, due 05/01/19[2]	153,000,000	153,000,000
2.435%, due 06/19/19[2]	212,000,000	211,297,367
2.435%, due 07/17/19[2]	297,000,000	295,453,166
2.435%, due 10/01/19[2]	143,000,000	141,520,129
2.437%, due 09/20/19[2]	49,000,000	48,528,982
1 mo. USD LIBOR – 0.045%, 2.438%, due 05/26/19 [1]	75,000,000	75,000,000
2.440%, due 10/02/19[2]	148,000,000	146,455,209
2.440%, due 10/17/19[2]	24,600,000	24,318,221
2.440%, due 10/21/19[2]	98,500,000	97,345,033
1 mo. USD LIBOR – 0.040%, 2.443%, due 05/26/19 [1]	75,000,000	75,000,000
2.445%, due 05/17/19[2]	165,000,000	164,820,700
1 mo. USD LIBOR – 0.045%, 2.448%, due 05/03/19 [1]	109,000,000	109,000,000
1 mo. USD LIBOR – 0.035%, 2.448%, due 05/30/19 [1]	70,000,000	70,000,000
2.450%, due 09/11/19[2]	20,200,000	20,017,162
2.450%, due 09/13/19[2]	28,600,000	28,337,238
2.455%, due 10/11/19[2]	75,000,000	74,166,323
1 mo. USD LIBOR – 0.020%, 2.457%, due 05/25/19 [1]	75,000,000	75,000,000
2.460%, due 08/21/19[2]	270,000,000	267,933,600
3 mo. USD LIBOR – 0.265%, 2.473%, due 05/02/19 [1]	96,000,000	95,986,774

22

Government Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
US government and agency obligations—(concluded)
1 mo. USD LIBOR – 0.025%, 2.474%, due 05/09/19 [1]	$148,000,000	$148,000,000
3 mo. USD LIBOR – 0.160%, 2.491%, due 05/24/19[1]	74,000,000	74,007,403
2.510%, due 04/02/20	148,400,000	148,400,000
2.526%, due 07/05/19[2]	3,000,000	2,986,675
SOFR + 0.065%, 2.545%, due 05/01/19 [1]	64,000,000	64,000,000
US Treasury Bills 2.492%, due 05/02/19[2]	103,000,000	102,993,053
2.513%, due 05/09/19[2]	110,000,000	109,940,172
2.746%, due 11/07/19[2]	200,000,000	197,215,972
US Treasury Notes
3 mo. Treasury money market yield + 0.033%, 2.448%, due 05/01/19[1]	274,000,000	274,006,685
3 mo. Treasury money market yield + 0.045%, 2.460%, due 05/01/19[1]	46,000,000	45,997,951
3 mo. Treasury money market yield + 0.060%, 2.475%, due 05/01/19[1]	100,000,000	100,026,794
3 mo. Treasury money market yield + 0.115%, 2.530%, due 05/01/19 [1]	75,000,000	74,925,275
Total US government and agency obligations (cost—$10,733,898,836)		10,733,898,836

Repurchase agreements—25.9%
Repurchase agreement dated 04/24/19 with Barclays Bank PLC, 2.430% due 05/01/19, collateralized by $955,655,521 Federal Home Loan Mortgage Corp. obligations, zero coupon to 9.000% due 01/15/21 to 11/25/50, $126,301,557 Federal National Mortgage Association obligations, 3.464% to 6.600% due 03/18/27 to 11/01/42 and $50,966,060 Government National Mortgage Association obligations, 3.500% to 4.000% due 08/20/47 to 10/20/48; (value—$102,440,056); proceeds: $100,047,250	100,000,000	100,000,000
Repurchase agreement dated 04/25/19 with Barclays Bank PLC, 2.430% due 05/02/19, collateralized by $153,673,905 Federal Home Loan Mortgage Corp. obligations, 1.466% to 3.716% due 08/15/47 to 09/15/48 and $333,112,083 Government National Mortgage Association obligations, 3.000% to 3.962% due 04/20/41 to 03/20/49; (value—$103,000,000); proceeds: $100,047,250	100,000,000	100,000,000
Repurchase agreement dated 04/29/19 with Barclays Bank PLC, 2.470% due 05/06/19, collateralized by $150,240,675 Government National Mortgage Association obligations, 3.000% to 3.500% due 01/20/42 to 03/20/48; (value—$103,000,000); proceeds: $100,048,028	100,000,000	100,000,000

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/30/19 with Barclays Bank PLC, 2.750% due 05/01/19, collateralized by $11,415,200 US Treasury Bond, 3.750% due 11/15/43 and $1,333,646,400 US Treasury Notes, 1.125% to 2.250% due 05/15/20 to 02/15/27; (value—$1,326,000,089); proceeds: $1,300,099,306	$1,300,000,000	$1,300,000,000
Repurchase agreement dated 04/30/19 with BNP Paribas SA, 2.740% due 05/01/19, collateralized by $2,040 Federal National Mortgage Association obligations, zero coupon to 1.625% due 10/09/19 to 01/21/20, $100,215,900 US Treasury Notes, 2.349% to 2.750% due 10/31/20 to 11/30/20, $800 US Treasury Bond Principal STRIP, zero coupon due 08/15/42 and $52 US Treasury Bond STRIP, zero coupon due 08/15/37; (value—$102,000,000); proceeds: $100,007,611	100,000,000	100,000,000
Repurchase agreement dated 04/30/19 with Fixed Income Clearing Corp., 2.750% due 05/01/19, collateralized $531,475,000 US Treasury Bill, zero coupon due 04/23/20 and $466,400,000 US Treasury Inflation Index Bond, 0.125% due 04/15/20; (value—$1,020,001,663); proceeds: $1,000,076,389	1,000,000,000	1,000,000,000
Repurchase agreement dated 04/30/19 with J.P. Morgan Securities LLC, 2.750% due 05/01/19, collateralized by $51,375,300 US Treasury Note, 2.250% due 03/31/26; (value—$51,000,017); proceeds: $50,003,819	50,000,000	50,000,000
Repurchase agreement dated 04/30/19 with J.P. Morgan Securities LLC, 2.770% due 05/01/19, collateralized by $58,541,716 Federal Home Loan Mortgage Corp. obligations, 4.000% to 4.500% due 02/01/47 to 11/01/47, $58,300,038 Federal National Mortgage Association obligations, 2.500% to 4.000% due 10/01/26 to 01/01/58; (value—$102,000,000); proceeds: $100,007,694	100,000,000	100,000,000
Repurchase agreement dated 04/30/19 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.520% due 05/07/19, collateralized by $154,839,000 Federal Home Loan Bank obligations, zero coupon due 10/18/19 to 10/23/19; (value—$153,000,713); proceeds: $150,073,500	150,000,000	150,000,000

23

Government Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 01/28/19 with MUFG Securities Americas Inc., 2.470% due 06/04/19, collateralized by $163,800,584 Federal Home Loan Mortgage Corp. obligations, 3.000% to 4.000% due 07/15/28 to 06/15/52, $376,207,390 Federal National Mortgage Association obligations, 2.000% to 4.000% due 09/25/29 to 09/25/48 and $49,553,581 Government National Mortgage Association obligations, 2.000% to 4.000% due 12/20/43 to 11/20/48; (value—$510,000,000); proceeds: $503,156,111[3,4]	$500,000,000	$500,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/19 with Toronto-Dominion Bank, 2.750% due 05/01/19, collateralized by $198,423,847 Federal Home Loan Mortgage Corp. obligations, 2.500% to 6.500% due 05/15/19 to 01/01/49 and $402,601,085 Federal National Mortgage Association obligations, 2.500% to 6.000% due 01/01/20 to 03/01/49; (value—$204,000,000); proceeds: $200,015,278	$200,000,000	$200,000,000
Total repurchase agreements (cost—$3,700,000,000)		3,700,000,000
Total investments (cost—$14,433,898,836 which approximates cost for federal income tax purposes)—101.1%		14,433,898,836

Liabilities in excess of other assets—(1.1)%		(155,411,564)
Net assets—100.0%		$14,278,487,272

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 27.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$10,733,898,836	$—	$10,733,898,836
Repurchase agreements	—	3,700,000,000	—	3,700,000,000
Total	$—	$14,433,898,836	$—	$14,433,898,836

At April 30, 2019, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Illiquid investment at period end. Illiquid assets, in the amount of $500,000,000, represented 3.5% of the Fund’s net assets at period end.
[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the Federal Reserve Overnight Reverse Repo Facility Rate + 0.22%). The interest rate shown is the current rate as of April 30, 2019 and changes periodically. The maturity date reflects the early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2019.

See accompanying notes to financial statements.

24

Treasury Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
US government obligations—50.6%
US Treasury Bills 2.418%, due 06/11/19[1]	$400,000,000	$398,917,372
2.419%, due 07/05/19[1]	400,000,000	398,284,723
2.424%, due 07/25/19[1]	200,000,000	198,878,000
2.429%, due 06/18/19[1]	200,000,000	199,363,467
2.430%, due 07/18/19[1]	200,000,000	198,967,800
2.435%, due 06/06/19[1]	340,000,000	339,188,050
2.441%, due 05/23/19[1]	392,000,000	391,427,127
2.441%, due 06/13/19[1]	400,000,000	398,855,597
2.446%, due 05/07/19[1]	400,000,000	399,839,716
2.453%, due 05/14/19[1]	200,000,000	199,825,944
2.453%, due 05/21/19[1]	200,000,000	199,732,167
2.454%, due 05/16/19[1]	164,000,000	163,836,000
2.458%, due 06/27/19[1]	400,000,000	398,474,299
2.465%, due 06/20/19[1]	400,000,000	398,657,361
2.492%, due 05/02/19[1]	130,000,000	129,991,232
2.513%, due 05/09/19[1]	140,000,000	139,923,855
2.746%, due 11/07/19[1]	250,000,000	246,519,965
US Treasury Notes 0.875%, due 05/15/19	100,000,000	99,939,579
1.125%, due 05/31/19	90,000,000	89,901,511
1.250%, due 05/31/19	100,000,000	99,898,604
1.500%, due 11/30/19	256,000,000	254,175,548
3 mo. Treasury money market yield, 2.415%, due 05/01/19[2]	650,000,000	649,898,323
3 mo. Treasury money market yield + 0.033%, 2.448%, due 05/01/19[2]	600,000,000	599,946,510
3 mo. Treasury money market yield + 0.043%, 2.458%, due 05/01/19[2]	500,000,000	499,869,574
3 mo. Treasury money market yield + 0.045%, 2.460%, due 05/01/19[2]	54,000,000	53,997,595
3 mo. Treasury money market yield + 0.048%, 2.463%, due 05/01/19[2]	650,000,000	650,019,502
3 mo. Treasury money market yield + 0.060%, 2.475%, due 05/01/19[2]	580,000,000	580,054,411
3 mo. Treasury money market yield + 0.115%, 2.530%, due 05/01/19[2]	335,000,000	334,723,335
Total US government obligations (cost—$8,713,107,167)		8,713,107,167

Repurchase agreements—49.3%
Repurchase agreement dated 04/24/19 with Barclays Bank PLC, 2.420% due 05/01/19, collateralized by $92,108,800 US Treasury Bill, zero coupon due 06/13/19 and $110,490,400 US Treasury Note, 2.875% due 10/15/21; (value—$204,000,022); proceeds: $200,094,111	200,000,000	200,000,000
Repurchase agreement dated 04/25/19 with Barclays Bank PLC, 2.420% due 05/02/19, collateralized by $102,300,700 US Treasury Bill, zero coupon due 06/13/19; (value—$102,000,038); proceeds: $100,047,056	100,000,000	100,000,000

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/26/19 with Barclays Bank PLC, 2.440% due 05/03/19, collateralized by $305,792,600 US Treasury Notes, 2.250% to 2.875% due 04/30/21 to 10/15/21; (value—$306,000,044); proceeds: $300,142,333	$300,000,000	$300,000,000
Repurchase agreement dated 04/29/19 with Barclays Bank PLC, 2.460% due 05/06/19, collateralized by $306,300,200 US Treasury Note, 2.250% due 04/30/21; (value—$306,000,026); proceeds: $300,143,500	300,000,000	300,000,000
Repurchase agreement dated 04/30/19 with Barclays Bank PLC, 2.490% due 05/07/19, collateralized by $410,965,000 US Treasury Bills, zero coupon due 07/11/19 to 08/22/19; (value—$408,000,016); proceeds: $400,193,667	400,000,000	400,000,000
Repurchase agreement dated 04/30/19 with Barclays Bank PLC, 2.750% due 05/01/19, collateralized by $153,451,000 US Treasury Bill, zero coupon due 06/13/19; (value—$153,000,008); proceeds: $150,011,458	150,000,000	150,000,000
Repurchase agreement dated 04/30/19 with BNP Paribas SA, 2.730% due 05/01/19, collateralized by $3,203,000 US Treasury Bill, zero coupon due 05/09/19, $100,541,100 US Treasury Bonds, 4.375% to 5.000% due 05/15/37 to 11/15/39, $1,000 US Treasury Inflation Index Bond, 3.875% due 04/15/29, $748,299,900 US Treasury Notes, 2.250% to 2.875% due 04/15/21 to 11/30/25 and $50,589,289 US Treasury Bond STRIP, zero coupon due 02/15/30; (value—$918,000,000); proceeds: $900,068,250	900,000,000	900,000,000
Repurchase agreement dated 04/30/19 with Fixed Income Clearing Corp., 2.750% due 05/01/19, collateralized by $921,600,000 US Treasury Inflation Index Notes, 0.125% to 1.875% due 07/15/19 to 04/15/20 and $1,594,395,000 US Treasury Notes, 1.000% to 2.500% due 06/30/19 to 05/31/24; (value—$2,652,006,696); proceeds: $2,600,198,611	2,600,000,000	2,600,000,000
Repurchase agreement dated 04/30/19 with Goldman Sachs & Co., 2.470% due 05/07/19, collateralized by $240,504,000 US Treasury Note, 2.250% due 12/31/24, $43,496,000 US Treasury Bonds Principal STRIP, zero coupon due 11/15/44 and $92,578,040 US Treasury Bond STRIPs, zero coupon due 02/15/39 to 02/15/49; (value—$306,000,001); proceeds: $300,144,083	300,000,000	300,000,000

25

Treasury Master Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/30/19 with J.P. Morgan Securities LLC, 2.750% due 05/01/19, collateralized by $99,349,900 US Treasury Note, 2.750% due 02/15/28; (value—$102,000,014); proceeds: $100,007,639	$100,000,000	$100,000,000
Repurchase agreement dated 04/30/19 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.500% due 05/07/19, collateralized by $131,792,800 US Treasury Inflation Index Note, 1.250% due 07/15/20 and $304,914,200 US Treasury Notes, 1.500% to 3.375% due 11/15/19 to 03/31/23; (value—$459,000,035); proceeds: $450,218,750	450,000,000	450,000,000
Repurchase agreement dated 04/30/19 with Mizuho Securities USA LLC, 2.700% due 05/01/19, collateralized by $32,027,900 US Treasury Bills, zero coupon due 08/22/19 to 09/26/19 and $481,825,300 US Treasury Notes, 1.250% to 2.250% due 02/29/20 to 11/15/27; (value—$510,000,012); proceeds: $500,037,500	500,000,000	500,000,000
Repurchase agreement dated 04/24/19 with MUFG Securities (Canada) Ltd., 2.390% due 05/01/19, collateralized by $100 US Treasury Bond, 3.000% due 05/15/47 and $299,607,600 US Treasury Notes, 1.375% to 2.875% due 05/31/20 to 03/31/25; (value—$306,000,032); proceeds: $300,139,417	300,000,000	300,000,000
Repurchase agreement dated 04/29/19 with MUFG Securities Americas Inc., 2.420% due 05/06/19, collateralized by $200 US Treasury Bill, zero coupon due 07/05/19, $114,478,500 US Treasury Bonds, 3.000% to 6.125% due 08/15/29 to 02/15/47, $50,000,000 US Treasury Inflation Index Bond, 1.000% due 02/15/46, $114,690,100 US Treasury Inflation Index Notes, 0.375% to 1.375% due 01/15/20 to 01/15/27, $188,395,900 US Treasury Notes, 2.250% to 2.750% due 08/31/23 to 08/15/27 and $3,138,910 US Treasury Bond STRIPs, zero coupon due 08/15/21; (value—$510,000,023); proceeds: $500,235,278	500,000,000	500,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/19 with MUFG Securities (Canada) Ltd., 2.450% due 05/07/19, collateralized by $299,815,300 US Treasury Notes, 2.250% to 2.875% due 07/31/21 to 08/31/25; (value—$306,000,035); proceeds: $300,142,917	$300,000,000	$300,000,000
Repurchase agreement dated 04/30/19 with MUFG Securities Americas Inc., 2.700% due 05/01/19, collateralized by $49,699,000 US Treasury Inflation Index Note, 0.625% due 01/15/26 and $455,636,200 US Treasury Notes, 1.375% to 2.750% due 07/31/19 to 01/31/26; (value—$510,000,003); proceeds: $500,037,500	500,000,000	500,000,000
Repurchase agreement dated 04/30/19 with MUFG Securities (Canada) Ltd., 2.700% due 05/01/19, collateralized by $150,000,000 US Treasury Inflation Index Note, 0.125% due 07/15/26 and $453,883,000 US Treasury Notes, 1.375% to 3.500% due 05/15/20 to 12/31/23; (value—$612,000,018); proceeds: $600,045,000	600,000,000	600,000,000
Total repurchase agreements (cost—$8,500,000,000)		8,500,000,000
Total investments (cost—$17,213,107,167 which approximates cost for federal income tax purposes)—99.9%		17,213,107,167

Other assets in excess of liabilities—0.1%		9,582,802
Net assets—100.0%		$17,222,689,969

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 27.

26

Treasury Master Fund

Portfolio of investments—April 30, 2019

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government obligations	$—	$8,713,107,167	$—	$8,713,107,167
Repurchase agreements	—	8,500,000,000	—	8,500,000,000
Total	$—	$17,213,107,167	$—	$17,213,107,167

At April 30, 2019, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

Portfolio acronyms

LIBOR	London Interbank Offered Rate
STRIP	Separate Trading of Registered Interest and Principal of Securities

See accompanying notes to financial statements.

27

Master Trust

Statement of assets and liabilities

April 30, 2019

	Government Master Fund	Treasury Master Fund
Assets:
Investments, at cost
Investments	$10,733,898,836	$8,713,107,167
Repurchase agreements	3,700,000,000	8,500,000,000
	14,433,898,836	17,213,107,167

Investments, at value
Investments	10,733,898,836	8,713,107,167
Repurchase agreements	3,700,000,000	8,500,000,000
Cash	3,106,613	8,070,638
Receivable for interest	5,302,016	4,171,671
Total assets	14,442,307,465	17,225,349,476

Liabilities:
Payable for investments purchased	161,391,420	—
Payable to affiliate	2,428,773	2,659,507
Total liabilities	163,820,193	2,659,507
Net assets, at value	$14,278,487,272	$17,222,689,969

See accompanying notes to financial statements.

28

Master Trust

Statement of operations

For the year ended April 30, 2019

	Government Master Fund	Treasury Master Fund
Investment income:
Interest	$326,153,527	$379,948,579
Expenses:
Investment advisory and administration fees	14,951,564	17,384,283
Trustees’ fees and expenses	73,484	101,176
Net expenses	15,025,048	17,485,459
Net investment income	311,128,479	362,463,120
Net realized gain	253,159	685
Net increase in net assets resulting from operations	$311,381,638	$362,463,805

See accompanying notes to financial statements.

29

Master Trust

Statement of changes in net assets

	Government Master Fund
	For the years ended April 30,
	2019	2018
From operations:

Net investment income	$311,128,479	$168,920,555
Net realized gain (loss)	253,159	(140,090)
Net increase in net assets resulting from operations	311,381,638	168,780,465
Net decrease in net assets from beneficial interest transactions	(1,709,825,456)	(1,871,947,478)
Net decrease in net assets	(1,398,443,818)	(1,703,167,013)
Net assets:

Beginning of year	15,676,931,090	17,380,098,103
End of year	$14,278,487,272	$15,676,931,090

	Treasury Master Fund
	For the years ended April 30,
	2019	2018
From operations:

Net investment income	$362,463,120	$192,464,538
Net realized gain	685	28,283
Net increase in net assets resulting from operations	362,463,805	192,492,821
Net decrease in net assets from beneficial interest transactions	(1,169,718,825)	(357,542,511)
Net decrease in net assets	(807,255,020)	(165,049,690)
Net assets:

Beginning of year	18,029,944,989	18,194,994,679
End of year	$17,222,689,969	$18,029,944,989

See accompanying notes to financial statements.

30

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Years ended April 30,		For the period from June 24, 2016[1] to April 30, 2017
	2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.10%	0.10%	0.08%[2]
Net investment income	2.07%	1.07%	0.43%[2]
Supplemental data:
Total investment return[3]	2.10%	1.08%	0.35%
Net assets, end of period (000’s)	$14,278,487	$15,676,931	$17,380,098

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

31

Treasury Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2019	2018	2017	2016	2015
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.10%	0.09%	0.06%
Net investment income	2.07%	1.08%	0.39%	0.08%	0.01%
Supplemental data:
Total investment return[1]	2.10%	1.08%	0.38%	0.09%	0.01%
Net assets, end of year (000’s)	$17,222,690	$18,029,945	$18,194,995	$11,883,911	$12,636,284

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

32

Master Trust

Notes to financial statements

Organization and significant accounting policies

Government Master Fund and Treasury Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. Treasury Master Fund commenced operations on August 28, 2007, and Government Master Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): “Premium Amortization On Purchased Callable Debt Securities” (“ASU 2017-08”). The update provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. ASU 2017-08 is effective for annual periods beginning after December 15, 2018. Management is currently assessing the potential impact of these changes to future financial statements.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements. ASU 2018-13 will be effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Management is currently assessing the potential impact of these changes to future financial statements.

The following is a summary of significant accounting policies:

Valuation of investments—Under Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), Government Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Master Fund and Treasury Master Fund value their investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does

33

Master Trust

Notes to financial statements

not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund and Treasury Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each of the Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus

34

Master Trust

Notes to financial statements

any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Government Master Fund and Treasury Master Fund may engage in repurchase agreements as part of normal investing strategies.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At April 30, 2019, each Master Fund owed UBS AM for investment advisory and administration services as follows:

Fund	Amounts owed to UBS AM
Government Master Fund	$2,428,773
Treasury Master Fund	2,659,507

35

Master Trust

Notes to financial statements

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets. At April 30, 2019, UBS AM did not owe the Master Funds any additional reductions in management fees for independent trustees’ fees and expenses.

In addition, UBS AM may voluntarily undertake to waive fees in the event that Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2019, and during the year ended April 30, 2019, UBS AM did not owe and/or waive fees under such an additional fee waiver undertaking. Such waived fees are not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the year ended April 30, 2019, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Government Master Fund	$24,627,149
Treasury Master Fund	—

Beneficial interest transactions

Government Master Fund

	For the years ended April 30,
	2019	2018
Contributions	$41,871,149,616	$41,851,410,669
Withdrawals	(43,580,975,072)	(43,723,358,147)
Net decrease in beneficial interest	$(1,709,825,456)	$(1,871,947,478)

Treasury Master Fund

	For the years ended April 30,
	2019	2018
Contributions	$40,183,445,154	$36,198,417,823
Withdrawals	(41,353,163,979)	(36,555,960,334)
Net decrease in beneficial interest	$(1,169,718,825)	$(357,542,511)

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

36

Master Trust

Notes to financial statements

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Funds have conducted an analysis and concluded, as of April 30, 2019, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2019, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2019, and since inception for the Government Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

37

Master Trust

Report of independent registered public accounting firm

To the Shareholders of Government Master Fund and Treasury Master Fund and the Board of Trustees of Master Trust

Opinion on the financial statements

We have audited the accompanying statements of assets and liabilities of Government Master Fund and Treasury Master Fund (collectively referred to as the “Funds”), (two of the funds constituting Master Trust (the “Trust”)), including the portfolios of investments, as of April 30, 2019, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (two of the funds constituting Master Trust) at April 30, 2019, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Funds comprising Master Trust	Statement of operations	Statement of changes in net assets	Financial highlights
Government Master Fund	For the year ended April 30, 2019	For each of the two years in the period ended April 30, 2019	For each of the two years in the period ended April 30, 2019 and the period from June 24, 2016 (commencement of operations) through April 30, 2017
Treasury Master Fund	For the year ended April 30, 2019	For each of the two years in the period ended April 30, 2019	For each of the five years in the period ended April 30, 2019

Basis for opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2019, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

July 2, 2019

38

Master Trust

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP.

Proxy voting policies, procedures and record

You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647- 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

39

UBS Select Capital Funds Supplemental information (unaudited)

Board of Trustees & Officers

The Funds are governed by a Board of Trustees which oversees each Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Funds’ Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Meyer Feldberg[2]; 77 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee); Since 2017 (Chairman of the Board of Trustees)	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since 2005). Professor Feldberg also served as President of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promoted interaction with other cities around the world (2007 to 2014). Prior to 2004, he was Dean and Professor of Management and Ethics of the Graduate School of Business at Columbia University (since 1989). From 1992 to 2016, Professor Feldberg was a director of Macy’s, Inc. (operator of department stores). From 1997 to 2017, Professor Feldberg was a director of Revlon, Inc. (cosmetics).	Professor Feldberg is a director or trustee of 10 investment companies (consisting of 48 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of the New York City Ballet.

40

UBS Select Capital Funds Supplemental information (unaudited)

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Alan S. Bernikow; 78 207 Benedict Ave. Staten Island, NY 10314	Trustee	Since 2005	Mr. Bernikow is retired. Previously, he was deputy chief executive officer at Deloitte & Touche (international accounting and consulting firm). From 2003 to March 2017, Mr. Bernikow was also a director of Destination XL Group, Inc. (menswear) (and served as a member of its nominating and corporate governance committee).	Mr. Bernikow is a trustee of 5 investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of its compensation committee) and the lead director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee).
Richard R. Burt; 72 McLarty Associates 900 17th Street, N.W. Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a managing partner of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009.	Mr. Burt is a trustee of 5 investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe, Russia and Turkey Fund, Inc., The European Equity Fund, Inc., and The New Germany Fund, Inc. (and serves as a member of each such fund’s audit, nominating and governance committees).
Bernard H. Garil; 79 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a trustee of 5 investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Garil is also a director of The Leukemia & Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

41

UBS Select Capital Funds Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Heather R. Higgins; 59 c/o Keith A. Weller, Fund Secretary UBS Asset Management (Americas) Inc. One North Wacker Drive Chicago, IL 60606	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Ms. Higgins is a trustee of 5 investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.	None

[1]	Each trustee holds office for an indefinite term.
[2]

Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Trust may conduct transactions.

42

UBS Select Capital Funds Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Rose Ann Bubloski[2]; 51	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and a senior manager of product control and investment support (previously named registered fund product control) at UBS Asset Management (Americas) Inc. and/or UBS Asset Management (US) Inc. (“UBS AM—Americas region”). Ms. Bubloski is a vice president and assistant treasurer of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager.
Franklin P. Dickson[2]; 40	Vice President	Since 2017	Mr. Dickson is an associate director (since 2015) and tax compliance manager (since 2017) (prior to which he was a product controller (from 2015 to 2017) of product control and investment support (previously named registered fund product control) of UBS AM—Americas region. From 2013 through 2015, Mr. Dickson was fund administration and compliance manager for U.S. Bancorp Fund Services, LLC, and from 2008 through 2013, Mr. Dickson was vice president, client service manager at BNY Mellon Asset Servicing. Mr. Dickson is a vice president of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager.
Lisa N. DiPaolo[2]; 41	Vice President	Since 2015	Ms. DiPaolo is a director (since 2008) and portfolio manager (since 2015) at UBS AM—Americas region. Ms. DiPaolo joined UBS AM—Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of two investment companies (consisting of 26 portfolios) for which UBS AM serves as investment advisor or manager.
Elbridge T. Gerry III[2]; 62	Vice President	Since 1999	Mr. Gerry is a managing director and co-head of municipal investments of UBS AM—Americas region (head from 2001 to June 2017; co-head since June 2017). Mr. Gerry is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Charles W. Grande[2]; 55	Vice President	Since 2017	Mr. Grande is a managing director, co-head of municipal investments (since June 2017) and head of municipal credit research (since 2009) with UBS AM—Americas region. Mr. Grande is a vice president of two investment companies (consisting of 26 portfolios) for which UBS AM serves as investment advisor or manager.
Mark F. Kemper[3]; 61	Vice President and Assistant Secretary	Since 2004 and May 2019, respectively	Mr. Kemper is a managing director and interim Head of Compliance & Operational Risk Control—Americas (since June 2019) and previously had been general counsel of UBS AM—Americas region (from 2004 until June 2019). He has been secretary of UBS AM—Americas region (since 2004) and assistant secretary of UBS Asset Management Trust Company (since 1993). Mr. Kemper is a vice president and assistant secretary of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager. Mr. Kemper is employed by UBS Business Solutions US LLC (since January 2017).
Joanne M. Kilkeary[2]; 51	Vice President, Treasurer and Principal Accounting Officer	Since 1999 (Vice President) and since 2017 (Treasurer and Principal Accounting Officer)	Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director (from 2008 to 2013)) and head of regulatory, tax, audit and board governance for product control and investment support (since 2017) (prior to which she was a senior manager (from 2004 to 2017) of registered fund product control of UBS AM—Americas region). Ms. Kilkeary is a vice president, treasurer and principal accounting officer of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager.
Igor Lasun[2]; 40	President	Since September 2018	Mr. Lasun is an executive director and head of fund development and management for UBS AM—Americas region (since September 2018) (prior to which he was a senior fixed income product specialist from 2007 to September 2018, and had joined the firm in 2005). In this role, he oversees development and management for both wholesale and institutional businesses. Mr. Lasun serves as president of 7 investment companies (consisting of 61 portfolios) for which UBS AM serves as investment advisor or manager.

43

UBS Select Capital Funds Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
William Lawlor[3]; 31	Vice President and Assistant Secretary	Since 2018	Mr. Lawlor is a director and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region since 2013. Prior to joining UBS AM—Americas region, Mr. Lawlor attended Kent College of Law, where he graduated in 2013. Mr. Lawlor is a vice president and assistant secretary of 7 investment companies (consisting of 61 portfolios) for which UBS AM serves as investment advisor or manager.
Ryan Nugent[2]; 41	Vice President	Since 2009	Mr. Nugent is an executive director (since 2017) (prior to which he was director (from 2010 to 2017)), and portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS AM—Americas region. Mr. Nugent is a vice president of two investment companies (consisting of 26 portfolios) for which UBS AM serves as investment advisor or manager.
Nancy D. Osborn[2]; 53	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a senior manager of product control and investment support (previously named registered fund product control) of UBS AM—Americas region (since 2006). Mrs. Osborn is a vice president and assistant treasurer of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager.
Frank Pluchino[2]; 59	Chief Compliance Officer	Since 2017	Mr. Pluchino is an executive director with UBS Business Solutions US LLC and is also the chief compliance officer of UBS Hedge Fund Solutions LLC (since 2010). Mr. Pluchino is the chief compliance officer of 13 investment companies (consisting of 67 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.
Robert Sabatino[3]; 45	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director (since 2007)), head of global liquidity portfolio management (since 2015), head of US taxable money markets (from 2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2000). Mr. Sabatino is a vice president of three investment companies (consisting of 27 portfolios) for which UBS AM serves as investment advisor or manager.
Eric Sanders[3]; 53	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager.
Philip Stacey[3]; 34	Vice President and Assistant Secretary	Since 2018	Mr. Stacey is an executive director (since March 2019) and associate general counsel (since 2017) with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region since 2015. Prior to joining UBS AM—Americas region, Mr. Stacey was a legal associate with the Chicago-based investment manager HFR Asset Management, LLC from 2009 through 2015. Mr. Stacey is a vice president and assistant secretary of 7 investment companies (consisting of 61 portfolios) for which UBS AM serves as investment advisor or manager.
David Walczak[3]; 35	Vice President	Since 2016	Mr. Walczak is an executive director (since 2016), head of US money markets (since 2015) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of three investment companies (consisting of 41 portfolios) for which UBS AM serves as investment advisor or manager.

44

UBS Select Capital Funds Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Keith A. Weller[3]; 57	Vice President and Secretary	Since 1998 (Vice President) and Since May 2019 (Secretary)	Mr. Weller is an executive director (since 2017) and deputy general counsel (since February 2019) (prior to which he was senior associate general counsel) with UBS Business Solutions US LLC and also with UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager.

[1]	Officers of the Trust are appointed by the trustees and serve at the pleasure of the board.
[2]	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
[3]	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

45

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Principal Officers

Igor Lasun

President

Keith A. Weller

Vice President and Secretary

Joanne M. Kilkeary

Vice President, Treasurer and Principal Accounting Officer

Robert Sabatino

Vice President

David J. Walczak

Vice President

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

This report is not to be used in connection with the offering of shares in the Funds unless accompanied or preceded by an effective prospectus.

© UBS 2019. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1522

UBS Ultra Short Income Fund

Annual Report  |  April 30, 2019

UBS Ultra Short Income Fund

June 10, 2019

Dear Shareholder,

We present you with the annual report for UBS Ultra Short Income Fund (the “Fund”) from its inception on May 29, 2018 through April 30, 2019 (the “reporting period”).

Performance

For the period from May 29, 2018 through April 30, 2019, Class A shares of UBS Ultra Short Income Fund returned 2.35%, while Class P shares returned 2.24% and Class I shares returned 2.26% (in each case after fee waivers/expense reimbursements). For comparison purposes, the ICE BofAML 3-month US Treasury Bill Index1 (the “Index”) returned 2.04%. (Class I shares have lower expenses than other share classes of the Fund. Returns for all share classes are shown on page 3; please note that the Fund’s returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of Fund shares, while index returns do not reflect the deduction of fees and expenses.)

An interview with Portfolio Management Team

Q.	How would you describe the economic environment during the reporting period?
A.

The US economy continued to expand during the reporting period. Looking back, the US Commerce Department reported that gross domestic product (“GDP”) grew at a 4.2% seasonally adjusted annualized rate during the second quarter of 2018. Third and fourth quarter 2018 GDP then grew 3.4% and 2.2%, respectively. Finally, the initial estimate for first quarter 2019 GDP growth was 3.2%.

Q.	How did the Fed react to the economic environment?
A.

The US Federal Reserve Board (the “Fed”) raised interest rates three times during the reporting period. The Fed’s December 2018 rate hike pushed the federal funds rate to a range between 2.25% and 2.50%. However, in January 2019 the Fed surprised the market by saying that it “will be patient as it determines what future adjustments to the target range for the federal funds rate may be appropriate.” At its next meeting in March 2019, the Fed indicated that it did not anticipate raising rates in 2019. In addition, the Fed said it would conclude its balance sheet reduction initiative in September 2019.

Q.	What factors impacted the Fund’s performance during the reporting period?
A.

The Fund’s allocation to the credit-related sectors (i.e., corporate bonds) was the main driver of its performance versus the Index. Credit spread widening (that is, the difference in yield between a US Treasury bond and a non-Treasury bond with the same maturity) during the latter part of the fourth quarter of 2018 negatively impacted the Fund’s results. However, the narrowing of credit spreads during the first quarter of 2019 and the incremental yield offered by the credit sectors relative to the Index led to a rebound in performance in 2019 and outperformance over the entire reporting period.

[1]

ICE BofAML 3-month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. The index is unmanaged and does not include any expenses, fees or sales charges. It is not possible to invest directly in an index.

UBS Ultra Short Income Fund

Investment Objective:

To provide current income while seeking to maintain low volatility of principal

Portfolio Managers:

James K. Law

David G. Rothweiler

Robert Sabatino

David J. Walczak

UBS Asset Management

(Americas) Inc.

Commencement:

Class A—May 29, 2018

Class P—May 29, 2018

Class I—May 29, 2018

Dividend payments:

Monthly

1

UBS Ultra Short Income Fund

Q.	How was the Fund’s portfolio positioned at the end of the reporting period?
A.

The Fund’s largest exposures were in corporate bonds (61.0%) and commercial paper (28.5%). The Fund also invested in certificates of deposit (6.5%), asset-backed securities (6.2%) and other short-term investments (1.3%).

Q.	What factors do you believe will affect the Fund over the coming months?
A.

In our view, the US economy has the ability to continue expanding as the year progresses. Meanwhile, we expect inflation to be relatively benign. Against this backdrop, we believe the Fed’s next monetary policy actions will be data dependent. We anticipate continuing to manage the Fund focusing on current income while seeking to maintain low volatility of principal.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Igor Lasun President UBS Ultra Short Income Fund Executive Director UBS Asset Management (Americas) Inc.

David G. Rothweiler Portfolio Manager UBS Ultra Short Income Fund Executive Director UBS Asset Management (Americas) Inc.	James K Law Portfolio Manager UBS Ultra Short Income Fund Managing Director UBS Asset Management (Americas) Inc.

David J. Walczak Portfolio Manager UBS Ultra Short Income Fund Executive Director UBS Asset Management (Americas) Inc.	Robert Sabatino Portfolio Manager UBS Ultra Short Income Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the period from its inception on May 29, 2018 through April 30, 2019. The views and opinions in the letter were current as of June 10, 2019. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Website at www.ubs.com/am-us.

2

UBS Ultra Short Income Fund

Average annual total returns for periods ended 04/30/19 (unaudited)

Inception¹
Class A	2.35%
Class P	2.24%
Class I	2.26%
ICE BofAML US 3-Month Treasury Bill Index[2]	2.04%

The annualized gross and net expense ratios, respectively, for each class of shares as in the August 28, 2018 prospectuses were as follows: Class A—0.71% and 0.35%; Class P—0.61% and 0.25%; and Class I—0.59% and 0.23%. Net expenses reflect fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses. The fund and UBS Asset Management (Americas) Inc. (“UBS AM”) have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fee and/or reimburse expenses so that the fund’s ordinary total operating expenses of each class through August 31, 2019 (excluding dividend expense, borrowing costs, and interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses) would not exceed 0.35% for Class A, 0.25% for Class P and 0.23% for Class I. The fund has agreed to repay UBS AM for any waived fees/ reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund’s expenses in any of those three years to exceed these expense caps and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund’s board at any time and also will terminate automatically upon the expiration or termination of the fund’s advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM’s three year recoupment rights will survive.

[1]	Inception date of Class A, Class P and Class I shares of UBS Ultra Short Income Fund was May 29, 2018.
[2]

ICE BofAML US 3-Month Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.

Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gain distributions at net asset value on the ex-dividend dates. Total returns for periods of less than one year have not been annualized. Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit www.ubs.com/us-mutualfundperformance.

3

UBS Ultra Short Income Fund

Illustration of an assumed investment of $10,000 in Class A shares, $5,000,000 in Class P shares, and $10,000,000 in Class I shares (unaudited)

The following three graphs depict the performance of UBS Ultra Short Income Fund Class A, Class P, and Class I shares versus the ICE BofAML US 3-Month Treasury Bill Index from May 29, 2018, which is the inception date of the three classes, through April 30, 2019. The performance provided does not reflect the deduction of taxes that a shareholder could pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. Share price and returns will vary with market conditions; investors may realize a gain or loss upon redemption.

UBS Ultra Short Income Fund Class A vs. ICE BofAML US 3-Month Treasury Bill Index

Wealth value with dividends reinvested. Initial investment for Class A Shares as of May 29, 2018 = $10,000

UBS Ultra Short Income Fund Class P vs. ICE BofAML US 3-Month Treasury Bill Index

Wealth value with dividends reinvested. Initial investment for Class P shares as of May 29, 2018 = $5,000,000

4

UBS Ultra Short Income Fund

UBS Ultra Short Income Fund Class I vs. ICE BofAML US 3-Month Treasury Bill Index

Wealth value with dividends reinvested. Initial investment for Class I Shares as of May 29, 2018 = $10,000,000

Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder could pay on Fund distributions or the redemption of Fund shares. The return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gain distributions at net asset value on the ex-dividend dates. Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit www.ubs.com/us-mutualfundperformance.

5

UBS Ultra Short Income Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, 12b-1 service fees (Class A shares only) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2018 to April 30, 2019.

Actual expenses

The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each class of shares under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return for each class of shares. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, sales charges (loads), redemption fees or exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

6

UBS Ultra Short Income Fund

Understanding your Fund’s expenses (unaudited) (concluded)

	Beginning account value November 1, 2018	Ending account value April 30, 2019	Expenses paid during period[1] 11/01/18 to 04/30/19	Expense ratio during the period

Class A
Actual	$1,000.00	$1,013.80	$1.60	0.32%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.21	1.61	0.32

Class P
Actual	$1,000.00	$1,013.40	$1.10	0.22%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.70	1.10	0.22

Class I
Actual	$1,000.00	$1,013.30	$0.85	0.17%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.95	0.85	0.17

[1]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

7

UBS Ultra Short Income Fund

Portfolio statistics—April 30, 2019 (unaudited)

Top 10 holdings[1]	Percentage of net assets
Energy Transfer Partners LP, 3.000% due 05/01/19	3.2%

Credit Suisse AG, 2.300% due 05/28/19	1.3

CNPC Finance HK Ltd., 2.830% due 05/06/19	1.2

ABN AMRO Bank NV, 3.209% due 08/27/21	1.0

PNC Financial Services Group, Inc./The, 5.125% due 02/08/20	1.0

Societe Generale SA, 2.919% due 05/07/19	1.0

Bank of Nova Scotia, 2.893% due 09/21/20	1.0

Duke Energy Corp., 2.650% due 05/21/19	1.0

Verizon Communications, Inc., 2.680% due 06/03/19	1.0

Anheuser Busch Inbev Worldwide, 2.690% due 05/16/19	0.9
Total	12.6%

Top five issuer breakdown by country or territory of origin[1]	Percentage of total investments
United States	58.9%
Canada	10.6
United Kingdom	5.6
Australia	5.4
France	4.8
Total	85.3%

Asset allocation[1]	Percentage of net assets
Corporate bonds	61.0%
Commercial paper	28.5
Certificates of deposit	6.5
Asset-backed securities	6.2
Short-term investments	1.3
Investments of cash collateral from securities loaned	0.2
Liabilities in excess of other assets	(3.7)
Total	100.0%

[1]	The Fund’s portfolio is actively managed and its composition will vary over time.

8

UBS Ultra Short Income Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Corporate bonds—61.0%
Aerospace & defense—0.8%
Lockheed Martin Corp. 4.250%, due 11/15/19	$13,094,000	$13,197,768

Automotive—6.3%
American Honda Finance Corp.
3 mo. USD LIBOR + 0.350%, 3.083%, due 11/05/21[1]	10,035,000	10,038,306
BMW US Capital LLC
2.150%, due 04/06/20[2]	6,309,000	6,279,282
3 mo. USD LIBOR + 0.410%, 3.014%, due 04/12/21[1,2]	3,413,000	3,418,990
3 mo. USD LIBOR + 0.410%, 3.021%, due 09/13/19[1,2]	500,000	500,656
3 mo. USD LIBOR + 0.370%, 3.063%, due 08/14/20[1,2]	3,000,000	3,008,290
3 mo. USD LIBOR + 0.500%, 3.188%, due 08/13/21[1,2]	8,080,000	8,102,429
Daimler Finance North America LLC
1.500%, due 07/05/19[2]	13,815,000	13,783,130
1.750%, due 10/30/19[2]	2,400,000	2,387,417
2.250%, due 03/02/20[2]	2,000,000	1,991,230
3 mo. USD LIBOR + 0.620%, 3.203%, due 10/30/19[1,2]	600,000	600,820
3 mo. USD LIBOR + 0.630%, 3.219%, due 01/06/20[1,2]	4,850,000	4,856,167
3 mo. USD LIBOR + 0.550%, 3.288%, due 05/04/21[1,2]	100,000	100,041
3 mo. USD LIBOR + 0.740%, 3.338%, due 07/05/19[1,2]	2,500,000	2,502,653
3 mo. USD LIBOR + 0.670%, 3.403%, due 11/05/21[1,2]	4,500,000	4,509,000
General Motors Financial Co., Inc.
3 mo. USD LIBOR + 1.270%, 3.872%, due 10/04/19[1]	45,000	45,160
3 mo. USD LIBOR + 1.450%, 4.147%, due 05/09/19[1]	400,000	400,113
Hyundai Capital America 1.750%, due 09/27/19[2]	4,645,000	4,619,402
Nissan Motor Acceptance Corp.
3 mo. USD LIBOR + 0.390%, 2.987%, due 07/13/20[1,2]	200,000	199,395
3 mo. USD LIBOR + 0.390%, 2.987%, due 09/28/20[1,2]	1,000,000	995,099
3 mo. USD LIBOR + 0.520%, 3.128%, due 09/13/19[1,2]	426,000	426,059
3 mo. USD LIBOR + 0.520%, 3.131%, due 03/15/21[1,2]	3,375,000	3,354,968
3 mo. USD LIBOR + 0.630%, 3.243%, due 09/21/21[1,2]	2,500,000	2,484,206
PACCAR Financial Corp.
3 mo. USD LIBOR + 0.260%, 2.957%, due 05/10/21[1]	500,000	500,530
Toyota Motor Credit Corp.
3 mo. USD LIBOR + 0.170%, 2.785%, due 09/18/20[1]	12,000,000	12,007,800
3 mo. USD LIBOR + 0.280%, 2.877%, due 04/13/21[1]	750,000	751,715

	Face Amount	Value
Corporate bonds—(continued)
Automotive—(concluded)
3 mo. USD LIBOR + 0.370%, 2.967%, due 03/12/20[1]	$2,500,000	$2,506,046
Volkswagen Group of America Finance LLC
3 mo. USD LIBOR + 0.940%, 3.638%, due 11/12/21[1,2]	7,000,000	7,038,856

		97,407,760

Banking-non-US—28.7%
ABN AMRO Bank NV
3 mo. USD LIBOR + 0.410%, 3.002%, due 01/19/21[1,2]	4,745,000	4,750,628
3 mo. USD LIBOR + 0.570%, 3.209%, due 08/27/21[1,2]	15,600,000	15,654,756
ANZ New Zealand International Ltd.
2.600%, due 09/23/19[2]	4,700,000	4,697,672
3 mo. USD LIBOR + 1.010%, 3.592%, due 07/28/21[1,2]	7,900,000	7,996,920
Australia & New Zealand Banking Group Ltd.
3 mo. USD LIBOR + 0.320%, 3.017%, due 11/09/20[1,2]	5,925,000	5,932,240
3 mo. USD LIBOR + 0.460%, 3.143%, due 05/17/21[1,2]	2,300,000	2,305,237
3 mo. USD LIBOR + 0.500%, 3.183%, due 08/19/20[1,2]	3,525,000	3,538,340
3 mo. USD LIBOR + 0.990%, 3.616%, due 06/01/21[1,2]	1,250,000	1,265,699
Bank of Montreal
3 mo. USD LIBOR + 0.340%, 2.937%, due 07/13/20[1]	6,573,000	6,588,339
3 mo. USD LIBOR + 0.460%, 3.057%, due 04/13/21[1]	10,180,000	10,225,462
3 mo. USD LIBOR + 0.650%, 3.251%, due 07/18/19[1]	1,400,000	1,401,940
3 mo. USD LIBOR + 0.790%, 3.429%, due 08/27/21[1]	6,013,000	6,075,578
Bank of Nova Scotia/The
3 mo. USD LIBOR + 0.290%, 2.879%, due 01/08/21[1]	375,000	375,468
3 mo. USD LIBOR + 0.390%, 2.987%, due 07/14/20[1]	802,000	805,016
3 mo. USD LIBOR + 0.440%, 3.032%, due 04/20/21[1]	10,150,000	10,190,678
3 mo. USD LIBOR + 0.620%, 3.219%, due 12/05/19[1]	1,175,000	1,178,886
Banque Federative du Credit Mutuel SA
3 mo. USD LIBOR + 0.490%, 3.082%, due 07/20/20[1,2]	3,296,000	3,306,452
Barclays Bank PLC
3 mo. USD LIBOR + 0.460%, 3.041%, due 01/11/21[1]	9,110,000	9,074,068
3 mo. USD LIBOR + 0.650%, 3.389%, due 08/07/20[1]	3,970,000	3,975,181
BNP Paribas SA 2.375%, due 05/21/20	10,000,000	9,968,852
BNZ International Funding Ltd.
3 mo. USD LIBOR + 0.700%, 3.341%, due 02/21/20[1,2]	1,000,000	1,003,775

9

UBS Ultra Short Income Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Corporate bonds—(continued)
Banking-non-US—(continued)
BPCE SA
2.250%, due 01/27/20	$10,272,000	$10,230,912
2.500%, due 07/15/19	8,100,000	8,095,707
Canadian Imperial Bank of Commerce
3 mo. USD LIBOR + 0.310%, 2.908%, due 10/05/20[1]	8,780,000	8,794,343
3 mo. USD LIBOR + 0.315%, 3.053%, due 02/02/21[1]	5,242,000	5,246,428
Commonwealth Bank of Australia
3 mo. USD LIBOR + 0.400%, 3.015%, due 09/18/20[1,2,3]	6,935,000	6,956,743
3 mo. USD LIBOR + 0.450%, 3.051%, due 03/10/20[1,2]	4,210,000	4,223,565
3 mo. USD LIBOR + 0.700%, 3.301%, due 03/10/22[1,2]	7,800,000	7,843,887
3 mo. USD LIBOR + 0.830%, 3.438%, due 09/06/21[1,2]	1,250,000	1,262,897
Cooperatieve Rabobank UA
1.375%, due 08/09/19	2,500,000	2,491,420
3 mo. USD LIBOR + 0.430%, 3.016%, due 04/26/21[1,3]	11,465,000	11,500,640
3 mo. USD LIBOR + 0.830%, 3.414%, due 01/10/22[1]	750,000	758,403
Credit Agricole Corporate & Investment Bank SA
3 mo. USD LIBOR + 0.625%, 3.221%, due 10/03/21[1]	3,450,000	3,460,981
Credit Agricole SA/London
3 mo. USD LIBOR + 0.970%, 3.571%, due 06/10/20[1,2]	850,000	856,435
3 mo. USD LIBOR + 1.180%, 3.772%, due 07/01/21[1,2]	3,200,000	3,247,957
Credit Suisse AG 2.300%, due 05/28/19	19,426,000	19,421,921
Credit Suisse Group Funding Guernsey Ltd.
3 mo. USD LIBOR + 2.290%, 4.891%, due 04/16/21[1]	250,000	258,437
DBS Group Holdings Ltd.
3 mo. USD LIBOR + 0.490%, 3.085%, due 06/08/20[1,2]	1,000,000	1,001,410
DNB Bank ASA
3 mo. USD LIBOR + 0.370%, 2.970%, due 10/02/20[1,2]	6,792,000	6,805,606
3 mo. USD LIBOR + 1.070%, 3.685%, due 06/02/21[1,2]	4,600,000	4,662,405
Federation des Caisses Desjardins du Quebec
3 mo. USD LIBOR + 0.330%, 2.913%, due 10/30/20[1,2]	9,060,000	9,066,173
HSBC Holdings PLC
3 mo. USD LIBOR + 0.600%, 3.283%, due 05/18/21[1]	8,900,000	8,913,297
3 mo. USD LIBOR + 2.240%, 4.835%, due 03/08/21[1]	6,062,000	6,254,708
ING Bank NV
1.650%, due 08/15/19[2]	5,000,000	4,983,805
3 mo. USD LIBOR + 0.690%, 3.282%, due 10/01/19[1,2]	1,500,000	1,503,670

	Face Amount	Value
Corporate bonds—(continued)
Banking-non-US—(continued)
Lloyds Bank PLC
3 mo. USD LIBOR + 0.490%, 3.229%, due 05/07/21[1]	$3,500,000	$3,502,223
Macquarie Bank Ltd.
3 mo. USD LIBOR + 1.120%, 3.702%, due 07/29/20[1,2]	4,080,000	4,126,833
Mitsubishi UFJ Financial Group, Inc.
3 mo. USD LIBOR + 1.060%, 3.668%, due 09/13/21[1]	8,000,000	8,104,465
3 mo. USD LIBOR + 1.880%, 4.506%, due 03/01/21[1]	3,607,000	3,701,906
Mizuho Financial Group, Inc.
3 mo. USD LIBOR + 0.940%, 3.569%, due 02/28/22[1]	4,630,000	4,669,587
3 mo. USD LIBOR + 1.140%, 3.748%, due 09/13/21[1]	1,250,000	1,265,087
National Australia Bank Ltd.
2.125%, due 05/22/20	3,736,000	3,714,882
3 mo. USD LIBOR + 0.350%, 2.954%, due 01/12/21[1,2]	7,250,000	7,262,276
3 mo. USD LIBOR + 0.510%, 3.173%, due 05/22/20[1,2]	4,095,000	4,114,066
3 mo. USD LIBOR + 0.580%, 3.213%, due 09/20/21[1,2]	3,850,000	3,864,900
3 mo. USD LIBOR + 0.690%, 3.291%, due 12/09/19[1,2]	5,250,000	5,269,050
3 mo. USD LIBOR + 1.000%, 3.604%, due 07/12/21[1,2]	4,800,000	4,865,027
National Bank of Canada
3 mo. USD LIBOR + 0.330%, 3.068%, due 11/02/20[1]	3,605,000	3,611,495
3 mo. USD LIBOR + 0.560%, 3.157%, due 06/12/20[1]	1,569,000	1,575,649
Nordea Bank Abp
3 mo. USD LIBOR + 0.470%, 3.099%, due 05/29/20[1,2,3]	900,000	903,148
3 mo. USD LIBOR + 0.990%, 3.629%, due 05/27/21[1,2]	3,450,000	3,495,246
Royal Bank of Canada
3 mo. USD LIBOR + 0.240%, 2.826%, due 10/26/20[1]	625,000	625,731
3 mo. USD LIBOR + 0.390%, 2.973%, due 04/30/21[1]	14,327,000	14,384,036
3 mo. USD LIBOR + 0.400%, 2.980%, due 01/25/21[1]	1,000,000	1,002,487
3 mo. USD LIBOR + 0.480%, 3.062%, due 07/29/19[1]	750,000	750,820
Santander UK PLC
3 mo. USD LIBOR + 0.300%, 3.038%, due 11/03/20[1]	6,200,000	6,195,474
3 mo. USD LIBOR + 0.620%, 3.246%, due 06/01/21[1]	1,550,000	1,552,216
3 mo. USD LIBOR + 0.660%, 3.344%, due 11/15/21[1]	1,950,000	1,955,761
Skandinaviska Enskilda Banken AB
3 mo. USD LIBOR + 0.430%, 3.113%, due 05/17/21[1,2]	11,450,000	11,471,675

10

UBS Ultra Short Income Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Corporate bonds—(continued)
Banking-non-US—(concluded)
3 mo. USD LIBOR + 0.570%, 3.178%, due 09/13/19[1,2]	$1,650,000	$1,652,745
Sumitomo Mitsui Banking Corp. 2.450%, due 01/16/20	1,400,000	1,397,530
2.514%, due 01/17/20	3,000,000	2,996,634
3 mo. USD LIBOR + 0.310%, 2.911%, due 10/18/19[1]	3,500,000	3,503,885
3 mo. USD LIBOR + 0.350%, 2.938%, due 01/17/20[1]	1,750,000	1,752,851
Sumitomo Mitsui Financial Group, Inc.
3 mo. USD LIBOR + 1.680%, 4.281%, due 03/09/21[1]	1,900,000	1,943,763
Sumitomo Mitsui Trust Bank Ltd.
3 mo. USD LIBOR + 0.440%, 3.065%, due 09/19/19[1,2]	1,700,000	1,701,704
Svenska Handelsbanken AB 2.250%, due 06/17/19	4,257,000	4,254,340
3 mo. USD LIBOR + 0.360%, 2.955%, due 09/08/20[1]	11,000,000	11,018,879
3 mo. USD LIBOR + 0.490%, 3.098%, due 09/06/19[1]	2,992,000	2,996,607
3 mo. USD LIBOR + 0.470%, 3.121%, due 05/24/21[1]	9,570,000	9,609,725
3 mo. USD LIBOR + 1.150%, 3.742%, due 03/30/21[1]	6,460,000	6,563,655
Toronto-Dominion Bank/The
3 mo. USD LIBOR + 0.260%, 2.875%, due 09/17/20[1]	14,260,000	14,292,193
3 mo. USD LIBOR + 0.280%, 2.881%, due 06/11/20[1]	8,290,000	8,306,883
3 mo. USD LIBOR + 0.560%, 3.293%, due 11/05/19[1]	2,425,000	2,431,331
3 mo. USD LIBOR + 1.000%, 3.589%, due 04/07/21[1]	100,000	101,535
Westpac Banking Corp.
3 mo. USD LIBOR + 0.340%, 2.926%, due 01/25/21[1]	5,000,000	5,006,347
3 mo. USD LIBOR + 0.280%, 2.964%, due 05/15/20[1]	1,265,000	1,267,612
3 mo. USD LIBOR + 0.430%, 3.038%, due 03/06/20[1]	8,116,000	8,139,314
3 mo. USD LIBOR + 0.710%, 3.398%, due 05/13/19[1]	500,000	500,132
3 mo. USD LIBOR + 0.850%, 3.533%, due 08/19/21[1]	5,599,000	5,661,331
3 mo. USD LIBOR + 1.000%, 3.688%, due 05/13/21[1]	100,000	101,372

		445,337,345

Banking-US—17.5%
American Express Co.
3 mo. USD LIBOR + 0.330%, 2.913%, due 10/30/20[1]	5,366,000	5,371,022
3 mo. USD LIBOR + 0.525%, 3.208%, due 05/17/21[1]	6,525,000	6,553,160

	Face Amount	Value
Corporate bonds—(continued)
Banking-US—(continued)
American Express Credit Corp.
3 mo. USD LIBOR + 0.430%, 3.045%, due 03/03/20[1]	$8,292,000	$8,306,677
3 mo. USD LIBOR + 0.570%, 3.153%, due 10/30/19[1]	2,532,000	2,536,889
Bank of America Corp. 2.250%, due 04/21/20	8,225,000	8,192,662
Bank of America N.A.
3 mo. USD LIBOR + 0.250%, 2.879%, due 08/28/20[1]	5,000,000	5,002,205
Bank of New York Mellon Corp./The 2.150%, due 02/24/20	4,185,000	4,169,934
3 mo. USD LIBOR + 0.300%, 2.915%, due 12/04/20[1]	7,250,000	7,258,114
3 mo. USD LIBOR + 0.870%, 3.553%, due 08/17/20[1]	6,000,000	6,067,809
BB&T Corp.
3 mo. USD LIBOR + 0.220%, 2.956%, due 02/01/21[1]	780,000	778,499
3 mo. USD LIBOR + 0.570%, 3.181%, due 06/15/20[1]	7,190,000	7,217,937
Capital One Bank USA N.A. 2.300%, due 06/05/19	4,949,000	4,948,738
Capital One Financial Corp.
3 mo. USD LIBOR + 0.760%, 3.458%, due 05/12/20[1]	990,000	994,931
Capital One N.A. 2.350%, due 01/31/20	9,597,000	9,564,805
3 mo. USD LIBOR + 0.765%, 3.373%, due 09/13/19[1]	3,500,000	3,505,569
Citibank N.A.
3 mo. USD LIBOR + 0.300%, 2.892%, due 10/20/20[1]	450,000	450,552
3 mo. USD LIBOR + 0.320%, 3.056%, due 05/01/20[1]	2,400,000	2,404,183
3 mo. USD LIBOR + 0.500%, 3.097%, due 06/12/20[1]	5,175,000	5,191,521
Citigroup, Inc. 2.400%, due 02/18/20	5,000,000	4,985,919
3 mo. USD LIBOR + 0.790%, 3.374%, due 01/10/20[1]	4,000,000	4,016,804
3 mo. USD LIBOR + 0.930%, 3.537%, due 06/07/19[1]	4,125,000	4,128,946
3 mo. USD LIBOR + 1.310%, 3.896%, due 10/26/20[1]	1,250,000	1,267,809
3 mo. USD LIBOR + 1.190%, 3.928%, due 08/02/21[1]	2,000,000	2,028,614
3 mo. USD LIBOR + 1.380%, 3.981%, due 03/30/21[1]	5,243,000	5,336,377
Fifth Third Bank
3 mo. USD LIBOR + 0.250%, 2.833%, due 10/30/20[1]	1,375,000	1,374,868
3 mo. USD LIBOR + 0.440%, 3.026%, due 07/26/21[1]	1,700,000	1,701,421
3 mo. USD LIBOR + 0.590%, 3.199%, due 09/27/19[1]	7,545,000	7,558,770

11

UBS Ultra Short Income Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Corporate bonds—(continued)
Banking-US—(continued)
Goldman Sachs Group, Inc./The
3 mo. USD LIBOR + 0.800%, 3.408%, due 12/13/19[1]	$4,639,000	$4,654,657
3 mo. USD LIBOR + 1.020%, 3.612%, due 10/23/19[1]	4,300,000	4,317,523
3 mo. USD LIBOR + 1.160%, 3.752%, due 04/23/20[1]	5,341,000	5,384,161
3 mo. USD LIBOR + 1.200%, 3.811%, due 09/15/20[1]	2,425,000	2,450,941
3 mo. USD LIBOR + 1.770%, 4.421%, due 02/25/21[1]	500,000	511,839
JPMorgan Chase & Co.
3 mo. USD LIBOR + 0.550%, 3.151%, due 03/09/21[1]	100,000	100,214
3 mo. USD LIBOR + 0.680%, 3.306%, due 06/01/21[1]	4,561,000	4,580,672
3 mo. USD LIBOR + 1.205%, 3.787%, due 10/29/20[1]	3,110,000	3,152,142
KeyBank N.A. 2.250%, due 03/16/20	7,755,000	7,728,290
Mizuho Securities USA LLC
3 mo. USD LIBOR + 0.200%, 2.802%, due 09/24/19[1,2]	7,500,000	7,505,545
3 mo. USD LIBOR + 0.240%, 2.979%, due 11/07/19[1]	7,000,000	7,001,771
Morgan Stanley 2.375%, due 07/23/19	1,910,000	1,908,625
2.650%, due 01/27/20	7,000,000	6,995,796
3 mo. USD LIBOR + 0.740%, 3.332%, due 07/23/19[1]	250,000	250,377
3 mo. USD LIBOR + 1.400%, 3.992%, due 04/21/21[1]	6,492,000	6,608,430
PNC Bank N.A. 2.400%, due 10/18/19	9,480,000	9,472,406
3 mo. USD LIBOR + 0.250%, 2.842%, due 01/22/21[1]	5,670,000	5,671,643
PNC Financial Services Group, Inc./The 5.125%, due 02/08/20	14,790,000	15,060,442
SunTrust Banks, Inc. 2.500%, due 05/01/19	6,674,000	6,674,000
3 mo. USD LIBOR + 0.530%, 3.113%, due 01/31/20[1]	966,000	968,609
US Bancorp
3 mo. USD LIBOR + 0.640%, 3.221%, due 01/24/22[1]	10,195,000	10,270,280
US Bank N.A.
3 mo. USD LIBOR + 0.125%, 2.713%, due 01/17/20[1]	535,000	535,235
3 mo. USD LIBOR + 0.140%, 2.732%, due 10/23/20[1]	600,000	600,000
3 mo. USD LIBOR + 0.290%, 2.931%, due 05/21/21[1]	2,030,000	2,031,854
3 mo. USD LIBOR + 0.310%, 3.048%, due 02/04/21[1]	7,000,000	7,021,765

	Face Amount	Value
Corporate bonds—(continued)
Banking-US—(concluded)
Wells Fargo & Co.
3 mo. USD LIBOR + 0.880%, 3.472%, due 07/22/20[1]	$1,131,000	$1,139,750
3 mo. USD LIBOR + 1.025%, 3.611%, due 07/26/21[1]	11,278,000	11,420,466
3 mo. USD LIBOR + 1.010%, 3.617%, due 12/07/20[1]	750,000	758,622
3 mo. USD LIBOR + 1.340%, 3.955%, due 03/04/21[1]	7,000,000	7,121,829
Wells Fargo Bank N.A.
3 mo. USD LIBOR + 0.500%, 3.092%, due 07/23/21[1]	5,130,000	5,141,264
3 mo. USD LIBOR + 0.650%, 3.258%, due 12/06/19[1]	3,500,000	3,512,309

		271,466,192

Cable & satellite—0.5%
Comcast Corp.
3 mo. USD LIBOR + 0.440%, 3.032%, due 10/01/21[1]	7,140,000	7,174,379

Construction machinery—0.5%
Caterpillar Financial Services Corp.
3 mo. USD LIBOR + 0.130%, 2.756%, due 11/29/19[1]	250,000	250,148
3 mo. USD LIBOR + 0.280%, 2.887%, due 09/07/21[1]	5,000,000	5,000,547
3 mo. USD LIBOR + 0.510%, 3.094%, due 01/10/20[1]	1,300,000	1,303,486
John Deere Capital Corp.
3 mo. USD LIBOR + 0.285%, 2.877%, due 10/09/19[1]	1,000,000	1,000,870

		7,555,051

Diversified manufacturing—0.3%
United Technologies Corp.
3 mo. USD LIBOR + 0.650%, 3.333%, due 08/16/21[1]	3,945,000	3,948,982

Electric—0.7%
Dominion Energy, Inc.
3 mo. USD LIBOR + 0.550%, 3.176%, due 06/01/19[1,2]	275,000	275,095
DTE Energy Co. 1.500%, due 10/01/19	1,380,000	1,372,138
Duke Energy Progress LLC
3 mo. USD LIBOR + 0.180%, 2.775%, due 09/08/20[1,3]	2,750,000	2,748,520
NextEra Energy Capital Holdings, Inc.
3 mo. USD LIBOR + 0.315%, 2.930%, due 09/03/19[1]	3,972,000	3,971,896
3 mo. USD LIBOR + 0.480%, 3.218%, due 05/04/21[1]	2,600,000	2,597,280

		10,964,929

Food & Beverage—0.9%
Diageo Capital PLC
3 mo. USD LIBOR + 0.240%, 2.562%, due 05/18/20[1]	14,325,000	14,335,880

12

UBS Ultra Short Income Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Corporate bonds—(continued)
Health care—0.2%
Cigna Corp.
3 mo. USD LIBOR + 0.650%, 3.265%, due 09/17/21[1,2]	$2,000,000	$2,000,521
CVS Health Corp.
3 mo. USD LIBOR + 0.630%, 3.231%, due 03/09/20[1]	250,000	250,802
Medtronic, Inc.
3 mo. USD LIBOR + 0.800%, 3.411%, due 03/15/20[1]	500,000	502,949

		2,754,272

Integrated—1.3%
BP Capital Markets PLC 2.315%, due 02/13/20	10,000,000	9,969,093
Shell International Finance BV 4.300%, due 09/22/19	9,959,000	10,019,904

		19,988,997

Life insurance—1.1%
Jackson National Life Global Funding
3 mo. USD LIBOR + 0.300%, 2.897%, due 10/15/20[1,2]	7,500,000	7,494,966
New York Life Global Funding
3 mo. USD LIBOR + 0.100%, 2.692%, due 01/21/20[1,2]	2,385,000	2,385,978
3 mo. USD LIBOR + 0.160%, 2.752%, due 10/01/20[1,2]	8,000,000	8,006,728

		17,887,672

Pharmaceuticals—1.3%
Amgen, Inc. 1.900%, due 05/10/19	8,800,000	8,798,814
3 mo. USD LIBOR + 0.450%, 3.147%, due 05/11/20[1]	6,250,000	6,269,533
3 mo. USD LIBOR + 0.600%, 3.263%, due 05/22/19[1]	357,000	357,125
AstraZeneca PLC 1.950%, due 09/18/19[3]	4,067,000	4,050,096
Gilead Sciences, Inc.
3 mo. USD LIBOR + 0.250%, 2.883%, due 09/20/19[1]	1,250,000	1,250,897

		20,726,465

Tobacco—0.0%†
BAT Capital Corp.
3 mo. USD LIBOR + 0.590%, 3.283%, due 08/14/20[1]	250,000	249,665

Wirelines—0.9%
AT&T, Inc.
3 mo. USD LIBOR + 0.650%, 3.247%, due 01/15/20[1]	1,200,000	1,204,212
Deutsche Telekom International Finance BV 1.500%, due 09/19/19[2]	411,000	408,816
3 mo. USD LIBOR + 0.450%, 3.075%, due 09/19/19[1,2]	2,250,000	2,252,203
6.000%, due 07/08/19	3,759,000	3,779,787

	Face Amount	Value
Corporate bonds—(concluded)
Wirelines—(concluded)
Verizon Communications, Inc.
3 mo. USD LIBOR + 0.550%, 3.213%, due 05/22/20[1]	$6,000,000	$6,023,280
3 mo. USD LIBOR + 0.770%, 3.385%, due 06/17/19[1]	400,000	400,367

		14,068,665
Total corporate bonds (cost—$946,443,683)		947,064,022

Asset-backed securities—6.2%
Ally Auto Receivables Trust,
Series 2016-1, Class A4 1.730%, due 11/16/20	1,672,000	1,668,243
Series 2019-1, Class A2 2.790%, due 03/22/21	10,000,000	10,016,483
Canadian Pacer Auto Receivables Trust,
Series 2018-1A, Class A2A 2.700%, due 08/19/20[2]	197,893	197,858
CNH Equipment Trust,
Series 2016-A, Class A3 1.480%, due 04/15/21	313,320	311,827
Series 2016-B, Class B3 1.630%, due 08/15/21	61,126	60,821
Series 2016-C, Class B 1.930%, due 03/15/24	5,385,000	5,314,495
Series 2019-A, Class A2 2.960%, due 05/16/22	2,575,000	2,582,214
Dell Equipment Finance Trust,
Series 2017-2, Class B 2.470%, due 10/24/22[2]	2,816,000	2,805,810
Series 2018-1, Class A2A 2.970%, due 10/22/20[2]	13,411,401	13,430,557
Fifth Third Auto Trust,
Series 2017-1, Class A3 1.800%, due 02/15/22	7,785,581	7,740,464
Ford Credit Auto Owner Trust,
Series 2014-2, Class B 2.510%, due 04/15/26[2]	7,485,000	7,473,086
General Motors Financial Automobile Leasing Trust,
Series 2019-1, Class A2A 2.910%, due 04/20/21	6,000,000	6,014,216
Great America Leasing Receivables Funding,
Series 2018-1, Class A3 2.600%, due 06/15/21[2]	9,000,000	8,989,601
Honda Auto Receivables Owner Trust,
Series 2016-1, Class A4 1.380%, due 04/18/22	6,441,783	6,437,444
Hyundai Auto Lease Securitization Trust,
Series 2017-A, Class A3 1.880%, due 08/17/20[2]	1,121,341	1,120,423
Hyundai Auto Receivables Trust,
Series 2015-C, Class A4 1.780%, due 11/15/21	1,566,320	1,563,613
Mercedes-Benz Auto Lease Trust,
Series 2019-A, Class A2 3.010%, due 02/16/21	1,915,000	1,918,825

13

UBS Ultra Short Income Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Asset-backed securities—(concluded)
Mercedes-Benz Auto Receivables Trust,
Series 2016-1, Class A3 1.260%, due 02/16/21	$58,776	$58,518
Series 2015-1, Class A4 1.750%, due 12/15/21	1,836,617	1,832,548
MMAF Equipment Finance LLC,
Series 2017-B, Class A2 1.930%, due 10/15/20[2]	4,372,690	4,367,018
Series 2015-AA, Class A4 1.930%, due 07/16/21[2]	319,160	318,621
Nissan Auto Receivables Owner Trust,
Series 2015-A, Class A4 1.500%, due 09/15/21	388,271	387,787
Securitized Term Auto Receivables Trust,
Series 2016-1A, Class A3 1.524%, due 03/25/20[2]	87,992	87,921
Series 2017-1A, Class A3 1.890%, due 08/25/20[2]	1,476,833	1,473,569
Verizon Owner Trust,
Series 2016-1A, Class A 1.420%, due 01/20/21[2]	1,324,735	1,320,940
Series 2017-2A, Class A 1.920%, due 12/20/21[2]	5,965,000	5,938,427
World Omni Auto Receivables Trust,
Series 2016-A, Class A3 1.770%, due 09/15/21	616,082	613,858
Series 2019-A, Class A2 3.020%, due 04/15/22	2,445,000	2,454,619
Total asset-backed securities (cost—$96,430,836)		96,499,806

Certificates of deposit—6.5%
Bank of Montreal
3 mo. USD LIBOR + 0.290%, 2.919%, due 08/28/20[1]	5,000,000	5,000,034
Bank of Nova Scotia
3 mo. USD LIBOR + 0.280%, 2.877%, due 10/15/19[1]	5,000,000	5,003,270
3 mo. USD LIBOR + 0.220%, 2.821%, due 12/30/19[1]	4,000,000	4,000,349
3 mo. USD LIBOR + 0.280%, 2.893%, due 09/21/20[1]	15,000,000	14,999,582
BNP Paribas SA
3 mo. USD LIBOR + 0.140%, 2.765%, due 06/19/19[1]	750,000	750,008
Canadian Imperial Bank of Commerce
3 mo. USD LIBOR + 0.410%, 3.043%, due 09/20/19[1]	9,565,000	9,576,008
3 mo. USD LIBOR + 0.300%, 2.881%, due 07/24/20[1]	2,000,000	2,000,000
Credit Agricole Corporate & Investment Bank
3 mo. USD LIBOR + 0.350%, 2.933%, due 07/30/20[1]	7,062,000	7,060,255
3 mo. USD LIBOR + 0.400%, 3.002%, due 09/24/20[1]	5,000,000	5,000,000
Credit Suisse AG
3 mo. USD LIBOR + 0.400%, 2.983%, due 07/31/20[1]	5,000,000	5,000,000

	Face Amount	Value
Certificates of deposit—(concluded)
Mizuho Bank Ltd.
3 mo. USD LIBOR + 0.400%, 2.992%, due 10/01/19[1]	$1,000,000	$1,000,844
MUFG Bank Ltd.
3 mo. USD LIBOR + 0.450%, 3.051%, due 09/09/19[1]	480,000	480,269
Nordea Bank Abp
3 mo. USD LIBOR + 0.200%, 2.815%, due 12/04/19[1]	75,000	75,000
Royal Bank of Canada
3 mo. USD LIBOR + 0.150%, 2.794%, due 05/20/19[1]	380,000	380,005
Societe Generale SA
3 mo. USD LIBOR + 0.180%, 2.919%, due 05/07/19[1]	15,000,000	15,000,000
3 mo. USD LIBOR + 0.200%, 2.797%, due 06/12/19[1]	10,000,000	10,000,000
Sumitomo Mitsui Banking Corp.
3 mo. USD LIBOR + 0.380%, 3.118%, due 08/02/19[1]	350,000	350,178
3 mo. USD LIBOR + 0.450%, 3.049%, due 09/05/19[1]	3,700,000	3,703,177
3 mo. USD LIBOR + 0.420%, 3.001%, due 07/24/20[1]	3,000,000	3,000,676
3 mo. USD LIBOR + 0.420%, 3.049%, due 08/28/20[1]	6,000,000	6,000,605
Svenska Handelsbanken
3 mo. USD LIBOR + 0.400%, 2.992%, due 04/01/20[1]	2,000,000	2,004,465
Swedbank AB
3 mo. USD LIBOR + 0.230%, 2.969%, due 05/07/20[1]	190,000	189,695
Total certificates of deposit (cost—$100,574,420)		100,574,420

Commercial paper[4]—28.5%
Air Liquide US LLC 2.680%, due 05/23/19	10,000,000	9,983,622
2.690%, due 06/19/19	7,000,000	6,974,370
American Electric Power, Inc. 2.710%, due 05/06/19	9,750,000	9,746,330
2.780%, due 05/17/19	4,000,000	3,995,058
Anheuser Busch Inbev Worldwide
2.690%, due 05/16/19	14,460,000	14,443,793
2.670%, due 05/23/19	7,000,000	6,988,578
2.680%, due 06/18/19	12,000,000	11,957,120
Aon Corp. 2.750%, due 05/01/19	8,900,000	8,900,000
2.730%, due 05/10/19	5,000,000	4,996,588
Berkshire Hathaway Energy Co. 2.650%, due 05/02/19	4,250,000	4,249,687
BP Capital Markets PLC 2.640%, due 07/08/19	10,000,000	9,950,133
2.685%, due 08/27/19	10,500,000	10,407,591
Canadian Natural Resources Ltd. 2.740%, due 05/24/19	11,000,000	10,980,744

14

UBS Ultra Short Income Fund

Portfolio of investments—April 30, 2019

	Face Amount	Value
Commercial paper[4]—(continued)
CNPC Finance HK Ltd. 2.830%, due 05/06/19	$18,000,000	$17,992,925
2.790%, due 05/29/19	8,000,000	7,982,640
2.810%, due 05/29/19	3,000,000	2,993,443
Dominion Gas Holdings LLC 2.640%, due 05/01/19	10,000,000	10,000,000
2.720%, due 05/01/19	6,000,000	6,000,000
2.690%, due 05/02/19	10,000,000	9,999,253
Dow Chemical Co. 2.700%, due 05/16/19	8,000,000	7,991,000
2.740%, due 06/10/19	5,000,000	4,984,778
2.730%, due 06/18/19	10,000,000	9,963,600
DTE Electric Co. 2.560%, due 05/06/19	9,700,000	9,696,551
Duke Energy Corp. 2.650%, due 05/21/19	15,000,000	14,977,917
E.I. DuPont 2.720%, due 05/16/19	12,000,000	11,986,400
2.700%, due 05/28/19	10,000,000	9,979,750
Energy Transfer Partners LP 3.000%, due 05/01/19	50,000,000	50,000,000
Ford Motor Credit Co. 2.860%, due 07/09/19	3,800,000	3,779,170
General Motors Financial Co., Inc. 2.820%, due 05/01/19	10,000,000	10,000,000
2.820%, due 05/02/19	7,400,000	7,399,420
2.930%, due 05/16/19	8,400,000	8,389,745
Hyundai Capital America 2.690%, due 05/21/19	9,000,000	8,986,550
J.P. Morgan Securities LLC
3 mo. USD LIBOR + 0.200% 2.965%, due 07/26/19[1]	6,000,000	6,000,000
Mondelez International, Inc. 2.630%, due 05/09/19	2,500,000	2,498,539
2.720%, due 05/21/19	10,000,000	9,984,889
2.680%, due 05/28/19	5,000,000	4,989,950
2.700%, due 06/12/19	7,000,000	6,977,950
Schlumberger Holdings 2.650%, due 05/16/19	9,000,000	8,990,063
Sinopec Century Bright Capital Investment Ltd. 2.740%, due 07/03/19	13,000,000	12,937,665
Transcanada Pipelines Ltd. 2.750%, due 05/09/19	4,250,000	4,247,403
2.800%, due 05/14/19	5,000,000	4,994,944

	Face Amount	Value
Commercial paper[4]—(concluded)
2.710%, due 06/18/19	$7,000,000	$6,974,707
2.740%, due 06/19/19	4,400,000	4,383,590
Verizon Communications, Inc. 2.660%, due 05/20/19	5,000,000	4,992,981
2.680%, due 06/03/19	15,000,000	14,963,150
Volkswagen Credit, Inc. 2.690%, due 05/06/19	2,000,000	1,999,253
2.760%, due 05/13/19	4,000,000	3,996,320
2.820%, due 06/12/19	10,000,000	9,967,100
2.970%, due 10/22/19	5,000,000	4,928,225
2.970%, due 10/23/19	1,750,000	1,724,734
Total Commercial paper (cost—$442,228,219)		442,228,219

	Number of shares
Short-term investments—1.3%
Investment company—0.0%†
State Street Institutional U.S. Government Money Market Fund	767,106	767,106

	Face Amount
Repurchase agreements—1.3%
Repurchase agreement dated 04/30/19 with Fixed Income Clearing Corp., 2.750% due 05/01/19, collateralized by $19,910,000 US Treasury Note, 2.750% due 07/31/23; (value—$20,401,598); proceeds: $20,001,528	$20,000,000	20,000,000
Total short-term investments (cost—$20,767,106)		20,767,106

	Number of shares
Investment of cash collateral from securities loaned—0.2%
Money market fund—0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$3,101,518)	3,101,518	3,101,518
Total investments (cost—$1,609,545,782)—103.7%		1,610,235,091

Liabilities in excess of other assets—(3.7)%		(57,160,682)
Net assets—100.0%		$1,553,074,409

15

UBS Ultra Short Income Fund

Portfolio of investments—April 30, 2019

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Fund’s investments. In the event the Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$—	$947,064,022	$—	$947,064,022
Asset-backed securities	—	96,499,806	—	96,499,806
Certificates of deposit	—	100,574,420	—	100,574,420
Commercial paper	—	442,228,219	—	442,228,219
Short-term investments	—	20,767,106	—	20,767,106
Investment of cash collateral from securities loaned	—	3,101,518	—	3,101,518
Total	$—	$1,610,235,091	$—	$1,610,235,091

At April 30, 2019, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

†	Amount represents less than 0.05%
[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $300,604,716, represented 19.4% of the Fund’s net assets at period end.

[3]	Security, or portion thereof, was on loan at the period end.
[4]	Rate shown is the discount rate at the date of purchase unless otherwise noted.

Portfolio acronym

LIBOR	London Interbank Offered Rate

See accompanying notes to financial statements.

16

UBS Ultra Short Income Fund

Statement of assets and liabilities

April 30, 2019

Assets:
Investments, at value (cost—$1,609,545,782)[1]	$1,610,235,091
Cash	53,939
Receivable for fund shares sold	12,288,139
Receivable for interest	4,942,175
Deferred offering cost	31,081
Other assets	170,587
Total assets	1,627,721,012

Liabilities:
Payable for fund shares redeemed	38,233,437
Payable for investments purchased	32,215,494
Payable for cash collateral from securities loaned	3,101,518
Payable to affiliate	578,869
Dividends payable to shareholders	294,343
Payable to custodian	72,033
Accrued expenses and other liabilities	150,909
Total liabilities	74,646,603
Net assets	1,553,074,409

Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$1,552,290,208
Distributable earnings	784,201
Net assets	$1,553,074,409

Class A
Net assets	$1,193,910,486
Shares outstanding	119,331,672
Net asset value and offering price per share	$10.00

Class P
Net assets	$358,489,255
Shares outstanding	35,867,896
Net asset value and offering price per share	$9.99

Class I
Net assets	$674,668
Shares outstanding	67,504
Net asset value and offering price per share	$9.99

[1]	Includes $3,036,787 of investments in securities on loan, at value plus accrued interest and dividends, if any.

See accompanying notes to financial statements.

17

UBS Ultra Short Income Fund

Statement of operations

For the period from May 29, 2018[1] to April 30, 2019
Investment income:
Interest	27,839,539
Securities lending	938
Total income	27,840,477
Expenses:
Investment management and administration fees	2,991,598
Service fees—Class A	792,987
Transfer agency and related services fees—Class A	33,323
Transfer agency and related services fees—Class P	31,345
Transfer agency and related services fees—Class I	280
Amortization of offering costs	263,652
Professional services	134,360
Federal and state registration	115,322
Custody and accounting fees	72,833
Shareholder reports	27,926
Trustees’ fees	27,168
Insurance expense	3,689
Interest expense	480
Other expenses	23,777
Total expenses	4,518,740
Fee waivers and/or expense reimbursements by advisor and administrator	(1,659,921)
Net expenses	2,858,819
Net investment income	24,981,658
Net realized loss on investments	(10,578)
Net change in unrealized appreciation on investments	689,309
Net realized and unrealized gain from investment activities	678,731
Net increase in net assets resulting from operations	$25,660,389

[1]	Commencement of operations.

See accompanying notes to financial statements.

18

UBS Ultra Short Income Fund

Statement of changes in net assets

For the period from May 29, 2018[1] to April 30, 2019
From operations:

Net investment income	$24,981,658
Net realized loss	(10,578)
Net change in unrealized appreciation	689,309
Net increase in net assets resulting from operations	25,660,389
Total distributions—Class A*	(19,636,544)
Total distributions—Class P*	(5,044,571)
Total distributions—Class I*	(255,715)
Total distributions	(24,936,830)
From beneficial interest transactions:

Proceeds from shares sold	2,820,282,137
Cost of shares redeemed	(1,290,140,810)
Shares issued on reinvestment of dividends and distributions	22,209,523
Net increase in net assets from beneficial interest transactions	1,552,350,850
Net increase in net assets	1,553,074,409
Net assets:

Beginning of period	—
End of period	$1,553,074,409

[1]	Commencement of operations.
*	Distribution balances are presented in total to conform with SEC Regulation S-X amendments, effective November 5, 2018.

See accompanying notes to financial statements.

19

UBS Ultra Short Income Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

Class A
For the period from May 29, 2018[1] to April 30, 2019
Net asset value, beginning of period	$10.00
Net investment income[2]	0.23
Net realized and unrealized loss	(0.01)[3]
Net increase from operations	0.22
Dividends from net investment income	(0.22)
Net asset value, end of period	$10.00
Total investment return[4]	2.35%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.47%[5,6]
Expenses after fee waivers and/or expense reimbursements	0.31%[5,6]
Net investment income	2.48%[5]
Supplemental data:
Net assets, end of period (000’s)	$1,193,910
Portfolio turnover	12%

Class P
For the period from May 29, 2018[1] to April 30, 2019
Net asset value, beginning of period	$10.00
Net investment income[2]	0.24
Net realized and unrealized loss	(0.02)[3]
Net increase from operations	0.22
Dividends from net investment income	(0.23)
Net asset value, end of period	$9.99
Total investment return[4]	2.24%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.39%[5,6]
Expenses after fee waivers and/or expense reimbursements	0.21%[5,6]
Net investment income	2.61%[5]
Supplemental data:
Net assets, end of period (000’s)	$358,489
Portfolio turnover	12%

Footnotes on next page.

See accompanying notes to financial statements.

20

UBS Ultra Short Income Fund

Financial highlights (concluded)

Class I
For the period from May 29, 2018[1] to April 30, 2019
Net asset value, beginning of period	$10.00
Net investment income[2]	0.22
Net realized and unrealized loss	(0.00)[3,7]
Net increase from operations	0.22
Dividends from net investment income	(0.23)
Net asset value, end of period	$9.99
Total investment return[4]	2.26%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.38%[5,6]
Expenses after fee waivers and/or expense reimbursements	0.16%[5,6]
Net investment income	2.42%[5]
Supplemental data:
Net assets, end of period (000’s)	$675
Portfolio turnover	12%

[1]	Commencement of operations.
[2]	Calculated using the average shares method.
[3]

The amount of net realized and unrealized loss per share does not correspond with the net realized and unrealized gain reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values.

[4]

Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of the period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[5]	Annualized.
[6]	Includes interest expense representing less than 0.005%.
[7]	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

21

UBS Ultra Short Income Fund

Notes to financial statements

Organization and significant accounting policies

UBS Ultra Short Income Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”) (formerly UBS Money Series), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-one series. The financial statements for the other series of the Trust are not included herein. The Fund commenced operations on May 29, 2018.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Fund currently offers Class A, Class P and Class I shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in ongoing service fees and certain transfer agency and related services expenses. All classes of shares have equal voting privileges except that Class A shares have exclusive voting rights with respect to its service plan.

In the normal course of business the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): “Premium Amortization On Purchased Callable Debt Securities” (“ASU 2017-08”). The update provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. ASU 2017-08 is effective for annual periods beginning after December 15, 2018. Management is currently assessing the potential impact of these changes to future financial statements.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements. ASU 2018-13 will be effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Management is currently assessing the potential impact of these changes to future financial statements.

The following is a summary of significant accounting policies:

Investment transactions, investment income and expenses—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions and foreign exchange transactions are calculated using the specific identified cost method. Dividend income and expense are recorded on the ex-dividend date (“ex-date”) except in the case of certain dividends from foreign securities which are recorded as soon after the ex-date as the Fund, using reasonable diligence, becomes aware of such dividends. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

22

UBS Ultra Short Income Fund

Notes to financial statements

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend eligible shares, as appropriate) of each class at the beginning of the day after adjusting for current capital share activity of the respective classes. Class-specific expenses are charged directly to the applicable class of shares.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from investment income and distributions from realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Valuation of investments

The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

23

UBS Ultra Short Income Fund

Notes to financial statements

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) (formerly UBS AM Global Valuation Committee or GVC) the responsibility for making fair value determinations with respect to the Fund’s portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

Investments

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

24

UBS Ultra Short Income Fund

Notes to financial statements

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM in accordance with an exemptive order granted by the SEC pursuant to Section 17(d) of the 1940 Act and Rule 17d-1 thereunder. Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Asset-backed securities—The Fund may invest in asset-backed securities (“ABS”), representing interests in pools of certain types of underlying installment loans, home equity loans, leases of various types of real and personal property and receivables from revolving lines of credit (credit cards). Such assets are securitized through the use of trusts or special purpose corporations. The yield characteristics of ABS differ from those of traditional debt securities. One such major difference is that principal may be prepaid at any time because the underlying obligations generally may be prepaid at any time. ABS may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

Restricted securities—The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in the Fund’s portfolio footnotes.

Investment advisor and administrator fees and other transactions with affiliates

The Board has approved an Investment Advisory and Administration Contract (the “Advisory Contract”), under which UBS AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund is to pay UBS AM an investment advisory fee and an administration fee, which is to be accrued daily and paid monthly, at the annual rates of 0.20% and 0.10%, respectively, of the Fund’s average daily net assets. At April 30, 2019, UBS AM is owed $380,833 by the Fund, representing investment advisory and administration fees net of fee waivers/expense reimbursements.

UBS AM has contractually undertaken to waive fees/reimburse a portion of the Fund’s expenses, when necessary, to maintain the total annual operating expenses (excluding (1) dividend expense, borrowing costs and interest expense relating to short sales, and (2) expenses related to investments in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses, if any) of Class A, Class P and Class I shares at a level not to exceed 0.35%, 0.25% and 0.23% of average daily net assets, respectively through August 31, 2019. For the period ended April 30, 2019, UBS AM waived $1,234,395 in investment advisory and administration fees. The Fund will repay UBS AM for any such waived fees/ reimbursed during the following three fiscal years, to the extent that ordinary operating expenses

25

UBS Ultra Short Income Fund

Notes to financial statements

(with certain exclusions such as dividend expense, borrowing costs and interest expense) are otherwise below the applicable expense cap in effect at the time the fees or expenses were waived/reimbursed.

At April 30, 2019, the Fund had remaining fee waivers and expense reimbursements subject to repayment to UBS AM and respective dates of expiration as follows:

	Fee waivers/ expense reimbursements subject to repayment	Expires April 30, 2020	Expires April 30, 2021	Expires April 30, 2022
Class A	$939,941	$—	$—	$939,941
Class P	278,721	—	—	278,721
Class I	15,733	—	—	15,733

UBS AM voluntarily agreed to waive 0.10% of its advisory fee in order to reduce the Fund’s expenses by 0.10% for the period May 29, 2018 until August 31, 2018. UBS AM voluntarily agreed to waive 0.08% of its advisory fee in order to reduce the Fund’s expenses by 0.08% for the period September 1, 2018 until September 30, 2018. UBS AM voluntarily agreed to waive 0.06% of its advisory fee in order to reduce the Fund’s expenses by 0.06% for the period October 1, 2018 until December 31, 2018. UBS AM voluntarily agreed to waive 0.04% of its advisory fee in order to reduce the Fund’s expenses by 0.04% for the period January 1, 2019 through January 31, 2019. UBS AM voluntarily agreed to waive 0.02% of its advisory fee in order to reduce the Fund’s expenses by 0.02% for the period February 1, 2019 through February 28, 2019. These voluntary fee waivers are in addition to the contractual fee waiver arrangements that cap the Fund’s ordinary operating expenses at 0.35% for Class A shares, 0.25% for Class P shares and 0.23% for Class I shares through August 31, 2019, as described in above. For the period ended April 30, 2019, UBS AM voluntarily waived fees of $425,526 for that purpose. These voluntary additional fee waivers will not be subject to future recoupment.

Service plan

UBS Asset Management (US) Inc. (“UBS AM (US)”) is the principal underwriter of the Fund’s shares. The Fund has adopted a service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act for Class A shares. The Plan governs payments made for the expenses incurred in the service of Class A shares. The Fund pays UBS AM (US) monthly service fees at an annual rate of 0.10% of the average daily net assets of Class A shares. At April 30, 2019, the Fund owed UBS AM (US) $198,036 for service fees.

Transfer agency and related services fees

UBS Financial Services Inc. provides certain services to the Fund pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Fund’s transfer agent, and is compensated for these services by BNY Mellon, not the Fund. For the period ended April 30, 2019, UBS Financial Services Inc. received from BNY Mellon, not the Fund, $39,231 of the total transfer agency and related service fees paid by the Fund to BNY Mellon.

Securities lending

The Fund may lend securities up to 33 1⁄3% of its total assets to qualified broker-dealers or institutional investors. The loans are initially secured by cash, U.S. government securities, and irrevocable letters of credit in an amount at least equal to 102% of the market value of the securities loaned with respect to domestic securities and 105% of the market value of the securities loaned with respect to foreign securities. In the event that the value of the cash, U.S. government securities, and irrevocable letters of credit securing the loan falls below 100% of the market value for domestic securities, and 103% of the market value for foreign securities, the borrower must provide additional cash, U.S. government securities, and irrevocable letters of credit so that the total value securing the loan returns to at least 102% of the market value for domestic securities and 105% of the market value for foreign securities.

26

UBS Ultra Short Income Fund

Notes to financial statements

The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities and irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Cash collateral received is invested in State Street Navigator Securities Lending Government Money Market Portfolio, which is included in the Fund’s Portfolio of investments. State Street Bank and Trust Company serves as the Fund’s lending agent.

At April 30, 2019, the Fund had securities on loan at value, cash collateral and non-cash collateral as follows:

Value of securities on loan	Cash collateral	Non-cash collateral	Total collateral	Security type held as non-cash collateral
$3,036,787	$3,101,518	$—	$3,101,518	NA

Bank line of credit

The Fund participates with certain other funds managed or advised by UBS AM in a $185 million committed credit facility (the “Committed Credit Facility”) with State Street Bank and Trust Company. The Committed Credit Facility is to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund at the request of shareholders and other temporary or emergency purposes.

Interest on amounts borrowed is calculated based on prevailing rates in effect at the time of borrowing. Under the Committed Credit Facility arrangement, the Fund has agreed to pay a commitment fee on the average daily balance of the Committed Credit Facility not utilized. Commitment fees have been allocated among the funds in the Committed Credit Facility as follows: 50% of the allocation is based on the relative asset size of funds and the other 50% of the allocation is based on utilization. For the period ended April 30, 2019, the Fund had borrowings as follows:

Average daily amount of borrowing outstandng	Days outstanding	Interest expense	Weighted average annualized interest rate
$ 1,318,246	4	$480	3.280%

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions, resulting in him being an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the period ended April 30, 2019, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having an aggregate value of $33,599,196. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund’s investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Purchases and sales of securities

For the period ended April 30, 2019, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $940,839,502 and $60,766,443, respectively.

27

UBS Ultra Short Income Fund

Notes to financial statements

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

For the period ended April 30, 2019*:

			Class A
			Shares	Amount
Shares sold			190,783,019	$1,907,307,450
Shares repurchased			(73,242,149)	(731,776,358)
Dividends reinvested			1,790,802	17,899,494
Net increase			119,331,672	$1,193,430,586

	Class P		Class I
	Shares	Amount	Shares	Amount
Shares sold	68,787,134	$686,799,687	22,640,040	$226,175,000
Shares repurchased	(33,341,880)	(332,821,046)	(22,581,601)	(225,543,406)
Dividends reinvested	422,642	4,219,465	9,065	90,564
Net increase	35,867,896	$358,198,106	67,504	$722,158

*	Commenced operations on May 29, 2018.

Federal tax status

The Fund intends to distribute substantially all of its taxable income and to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal period ended April 30, 2019 was ordinary income in the amount of $24,936,830.

For federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at April 30, 2019 were as follows:

Cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation on investments
$1,609,545,782	$924,722	$235,413	$689,309

At April 30, 2019, the components of accumulated earnings (deficit) on a tax basis were as follow:

Undistributed ordinary income	Undistributed long-term capital gains	Accumulated capital and other losses	Unrealized appreciation	Total
$559,201	$—	$(15,345)	$689,309	$1,233,165

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Fund after December 22, 2010, may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of

28

UBS Ultra Short Income Fund

Notes to financial statements

future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. At April 30, 2019, the Fund had short-term capital loss carryforwards of $(15,345).

At April 30, 2019, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Fund’s net assets as follows:

Distributable earnings	Beneficial interest
$ 60,642	$(60,642)

These differences are primarily due to non-deductible start-up expenses.

ASC 740-10 “Income Taxes—Overall” set forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has analyzed and concluded as of April 30, 2019, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended April 30, 2019, the Fund did not incur any interest or penalties.

Under the applicable foreign tax laws, gains on certain securities held in certain foreign countries may be subject to taxes that will be paid by the Fund.

The tax year beginning with the Fund’s inception in May 2018 remains subject to examination by the Internal

Revenue Service and state taxing authorities.

29

UBS Ultra Short Income Fund

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of UBS Ultra Short Income Fund

Opinion on the financial statements

We have audited the accompanying statement of assets and liabilities of UBS Ultra Short Income Fund (the “Fund”) (one of the funds constituting UBS Series Funds (the “Trust”)), including the portfolio of investments, as of April 30, 2019, and the related statements of operations and changes in net assets, and the financial highlights for the period from May 29, 2018 (commencement of operations) to April 30, 2019 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting UBS Series Funds) at April 30, 2019, the results of its operations, changes in its net assets and financial highlights for the period from May 29, 2018 (commencement of operations) to April 30, 2019, in conformity with U.S. generally accepted accounting principles.

Basis for opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2019, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

July 1, 2019

30

UBS Ultra Short Income Fund

Tax information (unaudited)

Other tax information

Pursuant to sections 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the Fund designates $14,120,638 of ordinary income distributions paid as qualified interest income for the fiscal year ended April 30, 2019.

31

UBS Ultra Short Income Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

32

UBS Ultra Short Income Fund

Supplemental information (unaudited)

Board of Trustees & Officers

The Fund is governed by a Board of Trustees which oversees the Fund’s operations. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by such trustee.

The Fund’s Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647-1568

Interested Trustee

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Meyer Feldberg[2]; 77 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee); since 2017 (Chairman of the Board of Trustees)

Professor Feldberg is Dean

Emeritus and Professor of

Leadership and Ethics at

Columbia Business

School, although on an

extended leave of

absence. He is also a

senior advisor to Morgan

Stanley (financial services)

(since 2005). Professor

Feldberg also served as

President of New York

City Global Partners (an

organization located in

part of the Office of the

Mayor of the City of New

York that promoted

interaction with other

cities around the world

(2007 to 2014). Prior to

2004, he was Dean and

Professor of Management

and Ethics of the

Graduate School of

Business at Columbia

University (since 1989).

From 1992 to 2016,

Professor Feldberg was a

director of Macy’s, Inc.

(operator of department

stores). From 1997 to

2017, Professor Feldberg

was a director of Revlon,

Inc. (cosmetics).

				Professor Feldberg is a director or trustee of 10 investment companies (consisting of 48 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of the New York City Ballet.

33

UBS Ultra Short Income Fund

Supplemental information (unaudited)

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Alan S. Bernikow; 78 207 Benedict Ave. Staten Island, NY 10314	Trustee	Since 2005

Mr. Bernikow is retired.

Previously, he was deputy

chief executive officer at

Deloitte & Touche

(international accounting

and consulting firm).

From 2003 to March

2017, Mr. Bernikow was

also a director of

Destination XL Group, Inc.

(menswear) (and served as

a member of its

nominating and corporate

governance committee).

Mr. Bernikow is a trustee of 5 investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.

Mr. Bernikow is also a

director of Revlon, Inc.

(cosmetics) (and serves as

the chair of its audit

committee and as the

chair of its compensation

committee) and the lead

director of Mack-Cali

Realty Corporation (real

estate investment trust)

(and serves as the chair of

its audit committee).

Richard R. Burt; 72 McLarty Associates 900 17th Street, N.W. Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a managing partner of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009.	Mr. Burt is a trustee of 5 investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.

Mr. Burt is also a director

of The Central Europe,

Russia and Turkey Fund,

Inc., The European Equity

Fund, Inc., and The New

Germany Fund, Inc. (and

serves as a member of

each such fund’s audit,

nominating and

governance committees).

Bernard H. Garil; 79 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a trustee of 5 investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Garil is also a director of The Leukemia & Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

34

UBS Ultra Short Income Fund

Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Heather R. Higgins; 59 c/o Keith A. Weller, Fund Secretary UBS Asset Management (Americas) Inc. One North Wacker Drive Chicago, IL 60606	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Ms. Higgins is a trustee of 5 investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.	None

[1]	Each trustee holds office for an indefinite term.
[2]

Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Trust may conduct transactions.

35

UBS Ultra Short Income Fund

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Rose Ann Bubloski[2]; 51	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and a senior manager of product control and investment support (previously named registered fund product control) at UBS Asset Management (Americas) Inc. and/or UBS Asset Management (US) Inc. (“UBS AM—Americas region”). Ms. Bubloski is a vice president and assistant treasurer of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager.
Franklin P. Dickson[2]; 40	Vice President	Since 2017	Mr. Dickson is an associate director (since 2015) and tax compliance manager (since 2017) (prior to which he was a product controller (from 2015 to 2017) of product control and investment support (previously named registered fund product control) of UBS AM—Americas region. From 2013 through 2015, Mr. Dickson was fund administration and compliance manager for U.S. Bancorp Fund Services, LLC, and from 2008 through 2013, Mr. Dickson was vice president, client service manager at BNY Mellon Asset Servicing. Mr. Dickson is a vice president of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager.
Lisa N. DiPaolo[2]; 41	Vice President	Since 2015	Ms. DiPaolo is a director (since 2008) and portfolio manager (since 2015) at UBS AM—Americas region. Ms. DiPaolo joined UBS AM—Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of two investment companies (consisting of 26 portfolios) for which UBS AM serves as investment advisor or manager.
Elbridge T. Gerry III[2]; 62	Vice President	Since 1999	Mr. Gerry is a managing director and co-head of municipal investments of UBS AM—Americas region (head from 2001 to June 2017; co-head since June 2017). Mr. Gerry is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Charles W. Grande[2]; 55	Vice President	Since 2017	Mr. Grande is a managing director, co-head of municipal investments (since June 2017) and head of municipal credit research (since 2009) with UBS AM—Americas region. Mr. Grande is a vice president of two investment companies (consisting of 26 portfolios) for which UBS AM serves as investment advisor or manager.
Mark F. Kemper[3]; 61	Vice President and Assistant Secretary	Since 2004 and May 2019, respectively	Mr. Kemper is a managing director and interim Head of Compliance & Operational Risk Control—Americas (since June 2019) and previously had been general counsel of UBS AM—Americas region (from 2004 until June 2019). He has been secretary of UBS AM—Americas region (since 2004) and assistant secretary of UBS Asset Management Trust Company (since 1993). Mr. Kemper is a vice president and assistant secretary of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager. Mr. Kemper is employed by UBS Business Solutions US LLC (since January 2017).
Joanne M. Kilkeary[2]; 51	Vice President, Treasurer and Principal Accounting Officer	Since 1999 (Vice President) and since 2017 (Treasurer and Principal Accounting Officer)	Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director (from 2008 to 2013)) and head of regulatory, tax, audit and board governance for product control and investment support (since 2017) (prior to which she was a senior manager (from 2004 to 2017) of registered fund product control of UBS AM—Americas region). Ms. Kilkeary is a vice president, treasurer and principal accounting officer of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager.
Igor Lasun[2]; 40	President	Since September 2018	Mr. Lasun is an executive director and head of fund development and management for UBS AM—Americas region (since September 2018) (prior to which he was a senior fixed income product specialist from 2007 to September 2018, and had joined the firm in 2005). In this role, he oversees development and management for both wholesale and institutional businesses. Mr. Lasun serves as president of 7 investment companies (consisting of 61 portfolios) for which UBS AM serves as investment advisor or manager.

36

UBS Ultra Short Income Fund

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
William Lawlor[3]; 31	Vice President and Assistant Secretary	Since 2018	Mr. Lawlor is a director and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region since 2013. Prior to joining UBS AM—Americas region, Mr. Lawlor attended Kent College of Law, where he graduated in 2013. Mr. Lawlor is a vice president and assistant secretary of 7 investment companies (consisting of 61 portfolios) for which UBS AM serves as investment advisor or manager.
Ryan Nugent[2]; 41	Vice President	Since 2009	Mr. Nugent is an executive director (since 2017) (prior to which he was director (from 2010 to 2017)), and portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS AM—Americas region. Mr. Nugent is a vice president of two investment companies (consisting of 26 portfolios) for which UBS AM serves as investment advisor or manager.
Nancy D. Osborn[2]; 53	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a senior manager of product control and investment support (previously named registered fund product control) of UBS AM—Americas region (since 2006). Mrs. Osborn is a vice president and assistant treasurer of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager.
Frank Pluchino[2]; 59	Chief Compliance Officer	Since 2017	Mr. Pluchino is an executive director with UBS Business Solutions US LLC and is also the chief compliance officer of UBS Hedge Fund Solutions LLC (since 2010). Mr. Pluchino is the chief compliance officer of 13 investment companies (consisting of 67 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.
Robert Sabatino[3]; 45	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director (since 2007)), head of global liquidity portfolio management (since 2015), head of US taxable money markets (from 2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2000). Mr. Sabatino is a vice president of two investment companies (consisting of 27 portfolios) for which UBS AM serves as investment advisor or manager.
Eric Sanders[3]; 53	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel with UBS Business Solutions US (since 2017) and also with UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager.
Philip Stacey[3]; 34	Vice President and Assistant Secretary	Since 2018	Mr. Stacey is an executive director (since March 2019) and associate general counsel (since 2017) with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region since 2015. Prior to joining UBS AM—Americas region, Mr. Stacey was a legal associate with the Chicago-based investment manager HFR Asset Management, LLC from 2009 through 2015. Mr. Stacey is a vice president and assistant secretary of 7 investment companies (consisting of 61 portfolios) for which UBS AM serves as investment advisor or manager.
David Walczak[3]; 35	Vice President	Since 2016	Mr. Walczak is an executive director (since 2016), head of US money markets (since 2015) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of three investment companies (consisting of 41 portfolios) for which UBS AM serves as investment advisor or manager.

37

UBS Ultra Short Income Fund

Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Keith A. Weller[3]; 57	Vice President and Secretary	Since 1998 (Vice President) and since May 2019 (Secretary)	Mr. Weller is an executive director (since 2017) and deputy general counsel (since February 2019) (prior to which he was senior associate general counsel) with UBS Business Solutions US LLC and also with UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 8 investment companies (consisting of 62 portfolios) for which UBS AM serves as investment advisor or manager.

[1]	Officers of the Trust are appointed by the trustees and serve at the pleasure of the board.
[2]	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
[3]	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

38

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Principal Officers

Igor Lasun

President

Keith A. Weller

Vice President and Secretary

Joanne M. Kilkeary

Vice President, Treasurer and Principal Accounting Officer

Robert Sabatino

Vice President

David J. Walczak

Vice President

Investment Advisor and Administrator

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© UBS 2019. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1709

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a “Code of Conduct” to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the 1940 Act.).

Item 3. Audit Committee Financial Expert.

The registrant’s Board has determined that the following person serving on the registrant’s Audit Committee is an “audit committee financial expert” as defined in item 3 of Form N-CSR: Alan S. Bernikow. Mr. Bernikow is independent as defined in item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees:

For the fiscal years ended April 30, 2019 and April 30, 2018, the aggregate Ernst & Young LLP (E&Y) audit fees for professional services rendered to the registrant were approximately $465,808 and $435,193, respectively.

Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees:

In each of the fiscal years ended April 30, 2019 and April 30, 2018, the aggregate audit-related fees billed by E&Y for services rendered to the registrant that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, were approximately $60,102 and $57,240, respectively.

Fees included in the audit-related fees category are those associated with the reading and providing of comments on the 2018 and 2017 semiannual financial statements.

There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(c)	Tax Fees:

In each of the fiscal years ended April 30, 2019 and April 30, 2018, the aggregate tax fees billed by E&Y for professional services rendered to the registrant were approximately $112,030 and $253,955, respectively.

Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audits. This category comprises fees for review of tax compliance, tax return preparation and excise tax calculations.

There were no tax fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees:

In each of the fiscal years ended April 30, 2019 and April 30, 2018, there were no fees billed by E&Y for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant.

Fees included in the all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant.

There were no “all other fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s Audit Committee (“audit committee”) has adopted an “Audit Committee Charter (Amended and Restated as of September 14, 2016)” (the “charter”). The charter contains the audit committee’s pre-approval policies and procedures. Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

The [audit] Committee shall:

…

2.

Pre-approve (a) all audit and permissible non-audit services[1] to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to UBS AM and any Covered Service Providers, if the engagement relates directly to the operations and financial reporting of the Fund. In carrying out this responsibility, the Committee shall seek periodically from UBS AM and from the independent auditors a list of such audit and permissible non-audit services that can be expected to be rendered to the Fund, UBS AM or any Covered Service Providers by the Fund’s independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee has delegated its responsibility to pre-approve any such audit and permissible non-audit services not exceeding $100,000 (excluding reasonable out-of-pocket expenses) on an annual basis to the Chairperson. All such pre-approvals will be reported to the full Committee on a quarterly basis at the Committee’s next regularly scheduled meeting after the pre-approval. The Committee may not delegate to management its responsibility to pre-approve services to be performed by the independent auditor. Requests or applications to provide services that require specific pre-approval by the Committee or the Chairperson will be submitted by both the Fund’s independent auditors and the Fund’s Treasurer or other designated Fund officer and must include a joint statement as to whether, in their view, the request or application is consistent with SEC rules on auditor independence. From year to year, the Committee shall report to the Board whether this system of pre-approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than UBS AM or the Fund’s officers).

[1] The Committee will not approve non-audit services that the Committee believes may taint the independence of the auditors. Currently, permissible non-audit services include any professional services (including tax services) that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment advisor or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible. Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, UBS AM and any service providers controlling, controlled by or under common control with UBS AM that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors (during the fiscal year in which the permissible non-audit services are provided) by (a) the Fund, (b) UBS AM and (c) any entity controlling, controlled by, or under common control with UBS AM that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2019 and April 30, 2018 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2019 and April 30, 2018 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

Tax Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2019 and April 30, 2018 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2019 and April 30, 2018 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

All Other Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2019 and April 30, 2018 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2019 and April 30, 2018 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

(f)

For the fiscal year ended April 30, 2019, if greater than 50%, specify the percentage of hours spent on the audit of the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of E&Y. According to E&Y, such amount was below 50%; therefore, disclosure item not applicable for this filing.

(g)

For the fiscal years ended April 30, 2019 and April 30, 2018, the aggregate fees billed by E&Y of $369,372 and $573,435, respectively, for non-audit services rendered on behalf of the registrant (“covered”), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser (“non-covered”) that provides (or provided during the relevant fiscal period) services to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

	2019	2018
Covered Services	$172,132	$311,195
Non-Covered Services	197,240	262,240

(h)

The registrant’s audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Asset Management, UBS Building, One North Wacker Drive, Chicago, IL 60606, Attn: Keith A. Weller, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed- End Management Investment Companies.

Not applicable to the registrant.

Item 13. Exhibits.

(a)	(1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a “Code of Conduct”) is filed herewith as Exhibit EX-99.CODE ETH.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)

(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(a)	(4) Change in the registrant’s independent public accountant – Not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

(c)	Disclosure pursuant to Section 13(r) of the Securities Exchange Act of 1934, as amended, is attached hereto as Exhibit EX-99.IRANNOTICE.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Series Funds

By:	/s/ Igor Lasun
Igor Lasun
President

Date:	July 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Igor Lasun
Igor Lasun
President

Date:	July 8, 2019

By:	/s/ Joanne M. Kilkeary
Joanne M. Kilkeary
Vice President, Treasurer and Principal Accounting Officer

Date:	July 8, 2019